UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

Fidelity® GNMA Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Actual	.45%	$ 1,000.00	$ 999.80	$ 2.27
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.94	$ 2.29

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.4	0.5
0.01 - 0.99%	4.8	4.3
1 - 1.99%	0.0†	0.0†
2 - 2.99%	1.0	0.2
3 - 3.99%	18.6	14.2
4 - 4.99%	35.1	38.3
5 - 5.99%	21.4	26.1
6 - 6.99%	7.2	6.4
7% and over	1.1	1.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2013
6 months ago
Years	4.6	4.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2013
6 months ago
Years	3.1	2.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Mortgage Securities 90.5%		Mortgage Securities 87.6%
	CMOs and Other Mortgage Related Securities 15.0%		CMOs and Other Mortgage Related Securities 14.4%
	U.S. Government Agency Obligations†† 0.6%		U.S. Government Agency Obligations†† 0.7%
	Short-Term Investments and Net Other Assets (Liabilities)††† (6.1)%		Short-Term Investments and Net Other Assets (Liabilities)††† (2.7)%
* GNMA Securities	105.2%	** GNMA Securities	101.2%
* Futures and Swaps	(2.1)%	** Futures and Swaps	(0.9)%

† Amount represents less than 0.1%
†† Includes NCUA Guaranteed Notes
††† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.6%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.563% 12/7/20 (NCUA Guaranteed) (c)	$ 12,403	$ 12,440
Series 2010-R2 Class 1A, 0.583% 11/6/17 (NCUA Guaranteed) (c)	23,331	23,375
Series 2011-R1 Class 1A, 0.663% 1/8/20 (NCUA Guaranteed) (c)	20,019	20,110
Series 2011-R4 Class 1A, 0.563% 3/6/20 (NCUA Guaranteed) (c)	10,728	10,748
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $66,481)		66,673
U.S. Government Agency - Mortgage Securities - 98.3%

Fannie Mae - 4.0%
2.239% 3/1/35 (c)	131	138
2.256% 2/1/33 (c)	144	151
2.285% 12/1/34 (c)	126	133
2.299% 9/1/33 (c)	1,248	1,314
2.304% 10/1/33 (c)	71	75
2.309% 7/1/35 (c)	61	65
2.336% 7/1/36 (c)	309	327
2.425% 3/1/35 (c)	21	22
2.523% 10/1/33 (c)	129	138
2.583% 1/1/35 (c)	634	675
2.585% 9/1/34 (c)	700	751
2.605% 7/1/34 (c)	81	86
2.606% 7/1/34 (c)	1,175	1,258
2.676% 6/1/47 (c)	377	405
2.691% 3/1/33 (c)	303	323
2.77% 11/1/36 (c)	646	695
2.807% 8/1/35 (c)	803	860
2.828% 5/1/35 (c)	890	954
3.219% 8/1/35 (c)	1,815	1,945
4% 10/1/25	625	667
4.5% 2/1/43 (a)	124,800	133,950
4.5% 2/1/43 (a)	124,800	133,950
4.5% 2/1/43 (a)	124,800	133,950
5.5% 12/1/17 to 3/1/20	1,775	1,902
5.857% 3/1/36 (c)	712	757
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 10/1/17	$ 107	$ 117
7% 11/1/16 to 3/1/17	566	612
7.5% 2/1/14 to 4/1/17	155	164
8.5% 12/1/27	115	137
9.5% 9/1/30	15	17
10.25% 10/1/18	4	4
11.5% 11/1/14 to 7/1/15	4	4
12.5% 10/1/15 to 7/1/16	9	10
		416,556
Freddie Mac - 0.2%
2.161% 6/1/33 (c)	722	761
2.229% 3/1/37 (c)	96	102
2.315% 12/1/35 (c)	669	707
2.369% 12/1/35 (c)	5,351	5,693
2.375% 5/1/37 (c)	160	170
2.398% 6/1/33 (c)	2,158	2,295
2.528% 11/1/35 (c)	648	691
2.555% 3/1/35 (c)	3,246	3,476
2.632% 7/1/35 (c)	878	937
2.679% 10/1/35 (c)	646	679
2.717% 10/1/36 (c)	812	868
2.971% 6/1/33 (c)	1,865	2,006
2.985% 8/1/34 (c)	227	241
2.989% 4/1/36 (c)	695	739
3.134% 3/1/33 (c)	20	22
5.5% 7/1/24 to 1/1/25	2,427	2,622
8.5% 10/1/18 to 6/1/25	22	26
9% 7/1/18 to 3/1/20	3	3
9.5% 7/1/30	54	60
10% 4/1/15 to 7/1/18	38	42
10.25% 11/1/16	3	3
12% 5/1/13 to 6/1/15	2	3
12.5% 4/1/13 to 5/1/15	4	4
13% 5/1/14 to 11/1/14	1	1
13.5% 9/1/14	0*	0*
		22,151
Ginnie Mae - 94.1%
2.5% 2/20/41 to 1/20/43 (a)	103,110	102,749
3% 4/20/27 to 12/20/42 (a)	153,020	160,332
3% 2/1/43 (a)	267,300	278,946
3% 2/1/43 (a)	50,000	52,159
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3% 2/1/43 (a)	$ 127,800	$ 133,318
3% 2/1/43 (a)	31,000	32,338
3% 2/1/43 (a)	14,000	14,604
3.5% 4/15/25 to 11/20/42	556,250	600,788
3.5% 12/20/42	213,538	229,136
3.5% 2/1/43 (a)	269,000	289,175
3.5% 2/1/43 (a)	64,000	68,800
3.5% 2/1/43 (a)	175,000	187,688
3.5% 2/1/43 (a)	244,000	261,690
4% 1/15/25 to 6/15/42 (a)	1,307,149	1,420,704
4% 2/1/43 (a)	195,500	212,683
4% 2/1/43 (a)	46,400	50,478
4.3% 8/20/61 (g)	10,733	11,924
4.497% 1/20/62 (g)	8,259	9,323
4.5% 3/15/25 to 3/15/42	2,412,087	2,649,030
4.5% 2/1/43 (a)	7,000	7,640
4.5% 2/1/43 (a)	114,300	124,394
4.564% 11/20/61 (g)	10,174	11,468
4.616% 1/20/62 (g)	8,667	9,724
4.649% 2/20/62 (g)	7,111	8,067
4.682% 2/20/62 (g)	9,360	10,620
4.875% 9/15/39 to 12/15/39	19,568	21,338
5% 8/15/18 to 9/15/41	1,254,573	1,389,664
5.35% 4/20/29 to 12/20/30	24,203	26,632
5.391% 11/20/59 (g)	69,471	77,103
5.5% 12/20/18 to 3/20/40 (b)	499,982	550,668
6% 8/15/17 to 5/15/39	619,985	695,148
6.45% 10/15/31 to 11/15/32	1,058	1,201
6.5% 5/15/23 to 1/15/39	77,583	89,526
7% 12/20/16 to 9/20/34	42,957	49,674
7.25% 9/15/27	95	111
7.395% 6/20/25 to 11/20/27	1,026	1,190
7.5% 5/15/17 to 9/20/32	17,522	20,313
8% 8/15/18 to 7/15/32	4,659	5,451
8.5% 5/15/16 to 2/15/31	992	1,099
9% 5/15/14 to 5/15/30	609	696
9.5% 12/20/15 to 4/20/17	143	153
10.5% 1/15/14 to 10/15/18	136	147
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
13% 9/15/13 to 1/15/15	$ 6	$ 6
13.5% 1/15/15	1	2
		9,867,900
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,114,582)		10,306,607
Collateralized Mortgage Obligations - 15.0%

U.S. Government Agency - 15.0%
Fannie Mae:
floater Series 2008-76 Class EF, 0.7037% 9/25/23 (c)	4,144	4,157
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	5,437	6,348
sequential payer Series 2010-50 Class FA, 0.5537% 1/25/24 (c)	2,204	2,209
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	416	14
target amortization class Series G94-2 Class D, 6.45% 1/25/24	49	49
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	899	167
Series 339 Class 5, 5.5% 8/1/33 (d)	1,310	168
Series 343 Class 16, 5.5% 5/1/34 (d)	1,014	141
Freddie Mac:
floater planned amortization class Series 3153 Class FX, 0.5557% 5/15/36 (c)	11,371	11,373
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,523	1,800
Series 40 Class K, 6.5% 8/17/24	619	704
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	3,202	3,751
Series 2601 Class TI, 5.5% 10/15/22 (d)	1,459	46
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	17,991	20,347
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5547% 5/20/31 (c)	304	305
Series 2002-41 Class HF, 0.6057% 6/16/32 (c)	324	325
Series 2007-36 Class FW, 0.4857% 6/16/37 (c)	13,484	13,461
Series 2007-37 Class TS, 6.4843% 6/16/37 (c)(d)	4,726	1,005
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2008-25 Class FB, 0.8047% 3/20/38 (c)	$ 15,493	$ 15,648
Series 2008-41 Class FA, 0.8647% 5/20/38 (c)	6,565	6,623
Series 2008-51 Class FE, 0.9557% 6/16/38 (c)	1,105	1,121
Series 2008-57 Class AF, 0.7847% 7/20/38 (c)	4,258	4,300
Series 2009-100 Class FG, 0.8357% 11/16/39 (c)	10,259	10,370
Series 2010-130 Class KF, 0.8557% 10/16/40 (c)	8,048	8,124
Series 2010-H03 Class FA, 0.7617% 3/20/60 (c)(g)	36,263	36,545
Series 2010-H17 Class FA, 0.5417% 7/20/60 (c)(g)	21,684	21,633
Series 2010-H18 Class AF, 0.515% 9/20/60 (c)(g)	22,453	22,396
Series 2010-H19 Class FG, 0.515% 8/20/60 (c)(g)	29,604	29,531
Series 2010-H27 Series FA, 0.595% 12/20/60 (c)(g)	7,742	7,754
Series 2011-101 Class FE, 0.5547% 3/20/39 (c)	22,697	22,756
Series 2011-H05 Class FA, 0.715% 12/20/60 (c)(g)	14,602	14,707
Series 2011-H07 Class FA, 0.715% 2/20/61 (c)(g)	5,484	5,523
Series 2011-H12 Class FA, 0.705% 2/20/61 (c)(g)	32,022	32,237
Series 2011-H13 Class FA, 0.715% 4/20/61 (c)(g)	13,007	13,098
Series 2011-H14:
Class FB, 0.715% 5/20/61 (c)(g)	14,519	14,633
Class FC, 0.715% 5/20/61 (c)(g)	14,504	14,611
Series 2011-H17 Class FA, 0.745% 6/20/61 (c)(g)	19,657	19,816
Series 2011-H21 Class FA, 0.815% 10/20/61 (c)(g)	22,404	22,667
Series 2012-74 Class FL, 0.4547% 5/20/41 (c)	9,469	9,467
Series 2012-H01 Class FA, 0.915% 11/20/61 (c)(g)	18,514	18,836
Series 2012-H03 Class FA, 0.915% 1/20/62 (c)(g)	11,454	11,656
Series 2012-H06 Class FA, 0.845% 1/20/62 (c)(g)	18,301	18,552
Series 2012-H07 Class FA, 0.845% 3/20/62 (c)(g)	10,868	11,029
Series 2012-H26, Class CA, 0.7445% 7/20/60 (c)(g)	47,651	47,962
floater planned amortization Series 2011-141 Class MF, 0.6057% 12/16/40 (c)	19,939	19,946
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	6,213	7,032
Series 1994-4 Class KQ, 7.9875% 7/16/24	444	512
Series 2000-26 Class PK, 7.5% 9/20/30	1,251	1,525
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2002-50 Class PE, 6% 7/20/32	$ 7,712	$ 8,820
Series 2003-26 Class PI, 5.5% 1/16/32 (d)	1,700	24
Series 2003-54 Class UE, 5% 6/20/33	31,040	36,058
Series 2003-70 Class LE, 5% 7/20/32	27,876	29,499
Series 2004-19 Class DP, 5.5% 3/20/34	2,343	2,495
Series 2004-64 Class KE, 5.5% 12/20/33	13,429	14,372
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,465
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,970
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	7,058
Series 2006-50 Class JC, 5% 6/20/36	10,939	12,286
Series 2007-2 Class PC, 5.5% 6/20/35	21,510	23,745
Series 2007-48 Class FC, 0.4247% 8/20/37 (c)	14,229	14,228
Series 2007-54 Class FC, 0.4647% 9/20/37 (c)	14,285	14,286
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	21,705
Series 2010-117 Class E, 3% 10/20/39	10,076	10,342
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	7,645	1,471
Series 2011-52 Class PA, 4.25% 2/16/41	70,913	76,974
Series 2011-79 Class PO, 6/20/40 (e)	24,255	21,295
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	355	419
Series 1998-23 Class ZB, 6.5% 6/20/28	4,959	5,651
Series 2001-33 Class SD, 7.8453% 7/20/31 (c)(d)	657	164
Series 2001-40 Class Z, 6% 8/20/31	2,918	3,301
Series 2001-49 Class Z, 7% 10/16/31	1,438	1,672
Series 2002-18 Class ZB, 6% 3/20/32	2,911	3,304
Series 2002-24 Class SK, 7.7443% 4/16/32 (c)(d)(f)	1,650	428
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(f)	161	181
Class Z, 6.5% 5/16/32	4,054	4,668
Series 2002-33 Class ZJ, 6.5% 5/20/32	2,560	2,972
Series 2002-42 Class ZA, 6% 6/20/32	1,898	2,147
Series 2002-43 Class Z, 6.5% 6/20/32	4,808	5,532
Series 2002-45 Class Z, 6% 6/20/32	1,078	1,240
Series 2002-49 Class ZA, 6.5% 7/20/32	16,462	19,091
Series 2003-75 Class ZA, 5.5% 9/20/33	7,268	8,143
Series 2004-24 Class ZM, 5% 4/20/34	8,851	10,213
Series 2004-46 Class BZ, 6% 6/20/34	8,807	10,093
Series 2004-65 Class VE, 5.5% 7/20/15	1,668	1,765
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-86 Class G, 6% 10/20/34	$ 6,273	$ 7,911
Series 2005-28 Class AJ, 5.5% 4/20/35	21,852	24,041
Series 2005-47 Class ZY, 6% 6/20/35	6,298	8,154
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,242
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,973
Series 2008-17 Class BN, 5% 2/20/38	21,358	23,313
Series 2009-26 Class SC, 6.1943% 1/16/38 (c)(d)	21,042	3,885
Series 2009-61 Class AZ 5.5% 8/20/39	84,435	94,987
Series 2010-45 Class TB, 5% 4/16/40	107,314	122,713
Series 2011-29 Class BV, 5% 5/20/40	10,483	12,287
Series 2001-36 Class SP, 8.5443% 9/16/26 (c)(d)	856	174
Series 2004-73 Class AL, 6.9943% 8/17/34 (c)(d)	2,407	539
Series 1998-2 Class SA, 8.2943% 1/16/28 (c)(d)	649	159
Series 1999-34 Class SC, 8.3943% 9/16/19 (c)(d)(f)	885	108
Series 1999-40 Class SE, 8.7443% 11/16/29 (c)(d)(f)	1,171	153
Series 1999-43:
Class SJ, 7.7943% 11/16/29 (c)(d)	5,196	817
Class UN, 7.7943% 11/16/29 (c)(d)	1,705	236
Series 1999-45 Class SC, 8.3943% 12/16/29 (c)(d)	2,656	310
Series 1999-46 Class SJ, 8.3443% 12/16/29 (c)(d)	1,733	351
Series 2000-35 Class SA, 7.7443% 12/16/26 (c)(d)(f)	2,900	692
Series 2000-36 Class S, 7.7443% 11/16/30 (c)(d)	1,863	431
Series 2000-8:
Class SA, 8.2443% 1/16/30 (c)(d)(f)	1,032	128
Class SB, 8.2443% 1/16/30 (c)(d)	2,255	450
Series 2001-3 Class S, 7.8943% 2/16/31 (c)(d)	343	80
Series 2001-36 Class SB, 7.8943% 12/16/23 (c)(d)(f)	1,155	243
Series 2001-38 Class SB, 7.3743% 8/16/31 (c)(d)(f)	585	135
Series 2001-41 Class SG, 8.5443% 9/16/31 (c)(d)	476	92
Series 2001-46 Class SB, 7.9443% 5/16/23 (c)(d)	636	93
Series 2001-49:
Class SC, 7.3943% 12/16/25 (c)(d)(f)	1,423	282
Class SL, 7.3943% 5/16/30 (c)(d)(f)	1,530	333
Class SV, 8.0443% 12/16/28 (c)(d)(f)	1,609	204
Series 2001-50:
Class ST, 7.4943% 8/16/27 (c)(d)(f)	381	88
Class SV, 9.0943% 9/16/27 (c)(d)	3,327	653
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-65 Class SV, 7.8953% 2/20/29 (c)(d)(f)	$ 3,300	$ 757
Series 2002-21 Class SV, 7.8943% 3/16/32 (c)(d)(f)	3,891	908
Series 2002-5 Class SP, 7.2443% 1/16/32 (c)(d)(f)	649	139
Series 2003-23 Class S, 6.3443% 12/16/29 (c)(d)(f)	4,203	805
Series 2003-42 Class SH, 6.3453% 5/20/33 (c)(d)	1,668	323
Series 2003-92 Class SN, 6.2243% 10/16/33 (c)(d)(f)	10,754	1,805
Series 2004-32 Class GS, 6.2943% 5/16/34 (c)(d)(f)	1,165	240
Series 2004-59 Class SC, 6.9943% 8/16/34 (c)(d)	7,291	1,583
Series 2005-13 Class SA, 6.5953% 2/20/35 (c)(d)(f)	18,430	3,384
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,266
Series 2005-82 Class NS, 6.0953% 7/20/34 (c)(d)	18,950	2,952
Series 2006-13 Class DS, 10.793% 3/20/36 (c)(f)	18,265	21,423
Series 2007-35 Class SC, 38.9658% 6/16/37 (c)(f)	5,483	10,825
Series 2008-15, Class CI 6.2853% 2/20/38 (c)(d)	9,844	1,310
Series 2008-60 Class SH, 5.9443% 7/16/38 (c)(d)	6,204	1,037
Series 2008-88 Class BZ, 5.5% 5/20/33	56,190	62,531
Series 2009-13 Class E, 4.5% 3/16/39	13,750	14,772
Series 2009-42 Class AY, 5% 6/16/37	9,360	10,446
Series 2009-76 Class SB, 5.8943% 9/16/39 (c)(d)(f)	39,475	6,451
Series 2010-167 Class KW, 5% 9/20/36	33,584	35,489
Series 2010-42 Class OP, 4/20/40 (e)	31,700	27,991
Series 2010-H010 Class FA, 0.5417% 5/20/60 (c)(g)	14,240	14,206
Series 2010-H12 Class PT, 5.47% 11/20/59 (g)	14,992	16,486
Series 2010-H23 Class PT, 5.4259% 10/20/60 (c)(g)	72,787	82,735
Series 2011-13 Class S, 5.7443% 1/16/41 (c)(d)	33,175	5,920
Series 2012-64:
Class IA, 5.5% 5/16/42 (d)	23,689	4,121
Class KB, 3.1505% 5/20/41 (c)	8,311	8,966
Series 2012-76 Class GS, 6.4943% 6/16/42 (c)(d)(f)	7,924	1,361
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,520,845)		1,578,546
Commercial Mortgage Securities - 0.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae Series 1998-M3 Class IB, 0.7198% 1/17/38 (c)(d)	$ 2,062	$ 25
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(d)	14,558	111
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	8,433	167
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.7296% 9/16/42 (c)(d)	24,882	372
Series 2002-62 Class IO, 1.1076% 8/16/42 (c)(d)	26,050	998
Series 2002-85 Class X, 0.8091% 3/16/42 (c)(d)	6,698	176
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,247)		1,849
Cash Equivalents - 4.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Government Obligations) # (Cost $510,033)	$ 510,035	510,033
TOTAL INVESTMENT PORTFOLIO - 118.8% (Cost $12,225,188)		12,463,708
NET OTHER ASSETS (LIABILITIES) - (18.8)%		(1,975,945)
NET ASSETS - 100%		$ 10,487,763
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4.5% 2/1/43	$ (249,600)	$ (267,899)
4.5% 2/1/43	(124,800)	(133,950)
TOTAL FANNIE MAE		(401,849)
Ginnie Mae
3% 2/1/43	(6,000)	(6,261)
3% 2/1/43	(6,000)	(6,259)
4% 2/1/43	(8,000)	(8,703)
4% 2/1/43	(12,000)	(13,055)
4% 2/1/43	(23,000)	(25,021)
4% 2/1/43	(20,000)	(21,758)
4% 2/1/43	(15,000)	(16,318)
4% 2/1/43	(16,000)	(17,406)
4% 2/1/43	(35,000)	(38,076)
4.5% 2/1/43	(7,000)	(7,640)
4.5% 2/1/43	(99,300)	(108,070)
4.5% 2/1/43	(15,000)	(16,325)
5% 2/1/43	(44,000)	(47,852)
5.5% 2/1/43	(47,400)	(51,880)
TOTAL GINNIE MAE		(384,624)
TOTAL TBA SALE COMMITMENTS (Proceeds $788,437)		$ (786,473)
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JPMorgan Chase, Inc.	Oct. 2015	$ 85,000	3-month LIBOR	1.4%	$ (2,359)	$ 0	$ (2,359)
JPMorgan Chase, Inc.	Jun. 2017	17,900	3-month LIBOR	1%	(124)	0	(124)
JPMorgan Chase, Inc.	Nov. 2022	115,563	3-month LIBOR	1.75%	2,479	0	2,479
TOTAL INTEREST RATE SWAPS					$ (4)	$ 0	$ (4)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,332,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$510,033,000 due 2/01/13 at 0.14%
Barclays Capital, Inc.	$ 171,863
Citigroup Global Markets, Inc.	74,723
Credit Agricole CIB New York Branch	199,262
Credit Suisse Securities (USA) LLC	17,436
Mizuho Securities USA, Inc.	46,749
$ 510,033
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 2,479	$ (2,483)
Total Value of Derivatives	$ 2,479	$ (2,483)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $510,033) - See accompanying schedule: Unaffiliated issuers (cost $12,225,188)		$ 12,463,708
Receivable for investments sold Regular delivery		139,350
Delayed delivery		964
Receivable for TBA sale commitments		788,437
Receivable for fund shares sold		7,881
Interest receivable		36,737
Swap agreements, at value		2,479
Other receivables		1,305
Total assets		13,440,861

Liabilities
Payable to custodian bank	$ 27
Payable for investments purchased Regular delivery	1,079
Delayed delivery	2,134,511
TBA sale commitments, at value	786,473
Payable for fund shares redeemed	21,736
Distributions payable	1,462
Swap agreements, at value	2,483
Accrued management fee	2,809
Other affiliated payables	1,212
Other payables and accrued expenses	1,306
Total liabilities		2,953,098

Net Assets		$ 10,487,763
Net Assets consist of:
Paid in capital		$ 10,269,682
Distributions in excess of net investment income		(29,304)
Accumulated undistributed net realized gain (loss) on investments		6,905
Net unrealized appreciation (depreciation) on investments		240,480
Net Assets, for 897,401 shares outstanding		$ 10,487,763
Net Asset Value, offering price and redemption price per share ($10,487,763 ÷ 897,401 shares)		$ 11.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)

Investment Income
Interest		$ 135,439

Expenses
Management fee	$ 17,241
Transfer agent fees	5,479
Fund wide operations fee	1,916
Independent trustees' compensation	21
Miscellaneous	12
Total expenses before reductions	24,669
Expense reductions	(17)	24,652
Net investment income (loss)		110,787
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,155
Swap agreements	(471)
Total net realized gain (loss)		41,684
Change in net unrealized appreciation (depreciation) on: Investment securities	(165,257)
Swap agreements	2,970
Delayed delivery commitments	1,808
Total change in net unrealized appreciation (depreciation)		(160,479)
Net gain (loss)		(118,795)
Net increase (decrease) in net assets resulting from operations		$ (8,008)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,787	$ 263,049
Net realized gain (loss)	41,684	186,563
Change in net unrealized appreciation (depreciation)	(160,479)	84,676
Net increase (decrease) in net assets resulting from operations	(8,008)	534,288
Distributions to shareholders from net investment income	(113,377)	(263,677)
Distributions to shareholders from net realized gain	(152,546)	(107,415)
Total distributions	(265,923)	(371,092)
Share transactions Proceeds from sales of shares	1,664,863	4,746,704
Reinvestment of distributions	242,007	336,665
Cost of shares redeemed	(1,894,609)	(2,522,253)
Net increase (decrease) in net assets resulting from share transactions	12,261	2,561,116
Total increase (decrease) in net assets	(261,670)	2,724,312

Net Assets
Beginning of period	10,749,433	8,025,121
End of period (including distributions in excess of net investment income of $29,304 and distributions in excess of net investment income of $26,714, respectively)	$ 10,487,763	$ 10,749,433
Other Information Shares
Sold	140,546	399,649
Issued in reinvestment of distributions	20,448	28,338
Redeemed	(160,606)	(212,320)
Net increase (decrease)	388	215,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 11.78	$ 11.91	$ 11.37	$ 10.86	$ 10.64
Income from Investment Operations
Net investment income (loss) D	.120	.326	.376	.337	.497	.534
Net realized and unrealized gain (loss)	(.122)	.348	.196	.660	.533	.230
Total from investment operations	(.002)	.674	.572	.997	1.030	.764
Distributions from net investment income	(.122)	(.330)	(.378)	(.342)	(.520)	(.544)
Distributions from net realized gain	(.166)	(.144)	(.324)	(.115)	-	-
Total distributions	(.288)	(.474)	(.702)	(.457)	(.520)	(.544)
Net asset value, end of period	$ 11.69	$ 11.98	$ 11.78	$ 11.91	$ 11.37	$ 10.86
Total Return B,C	(.02)%	5.83%	5.04%	8.97%	9.69%	7.27%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.01% A	2.75%	3.24%	2.92%	4.47%	4.90%
Supplemental Data
Net assets, end of period (in millions)	$ 10,488	$ 10,749	$ 8,025	$ 8,252	$ 6,582	$ 3,480
Portfolio turnover rate	286% A	263%	367%	540%	464%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 287,410
Gross unrealized depreciation	(49,627)
Net unrealized appreciation (depreciation) on securities and other investments	$ 237,783

Tax cost	$ 12,225,925

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss

Semiannual Report

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements (a)	$ (471)	$ 2,970

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $17.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity GNMA Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity GNMA Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer Street, Boston, MA 02210
www.fidelity.com

MOG-USAN-0313
1.930528.101

Fidelity®

Ultra-Short Bond

Fund

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	.65%
Actual		$ 1,000.00	$ 1,004.70	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Class T	.70%
Actual		$ 1,000.00	$ 1,004.50	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,005.80	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,005.50	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2013	As of July 31, 2012
U.S. Government and U.S. Government Agency Obligations 15.8%	U.S. Government and U.S. Government Agency Obligations 22.7%
AAA 22.9%	AAA 19.9%
AA 14.8%	AA 14.5%
A 25.8%	A 24.2%
BBB 18.0%	BBB 13.8%
BB and Below 0.0%	BB and Below 0.3%
Not Rated 0.2%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2013
6 months ago
Years	1.5	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2013
6 months ago
Years	0.3	0.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Corporate Bonds 57.4%		Corporate Bonds 53.1%
	U.S. Government and U.S. Government Agency Obligations 15.8%		U.S. Government and U.S. Government Agency Obligations 22.7%
	Asset-Backed Securities 20.6%		Asset-Backed Securities 18.2%
	CMOs and Other Mortgage Related Securities 2.7%		CMOs and Other Mortgage Related Securities 3.2%
	Municipal Bonds 1.0%		Municipal Bonds 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	17.7%	** Foreign investments	16.4%
* Futures and Swaps	0.0%	** Futures and Swaps	9.2%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.5%
Johnson Controls, Inc. 0.7228% 2/4/14 (d)	$ 1,500,000	$ 1,503,879
Automobiles - 2.3%
Daimler Finance North America LLC:
0.905% 1/9/15 (c)(d)	2,000,000	1,999,276
1.085% 4/10/14 (c)(d)	1,250,000	1,255,798
Volkswagen International Finance NV:
0.9115% 11/20/14 (c)(d)	2,000,000	1,999,300
0.918% 4/1/14 (c)(d)	2,500,000	2,507,523
		7,761,897
TOTAL CONSUMER DISCRETIONARY		9,265,776
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.9%
Walgreen Co. 0.8095% 3/13/14 (d)	3,000,000	3,004,614
Food Products - 0.9%
General Mills, Inc.:
0.6005% 1/29/16 (d)	609,000	609,543
0.66% 5/16/14 (d)	2,475,000	2,482,645
		3,092,188
TOTAL CONSUMER STAPLES		6,096,802
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Total Capital Canada Ltd. 0.683% 1/15/16 (d)	3,000,000	3,011,238
FINANCIALS - 44.0%
Capital Markets - 8.9%
Goldman Sachs Group, Inc.:
0.911% 9/29/14 (d)	1,000,000	998,781
1.3118% 2/7/14 (d)	2,000,000	2,008,826
HSBC Bank PLC 1.103% 1/17/14 (c)(d)	3,000,000	3,019,728
JPMorgan Chase & Co.:
0.964% 10/15/15 (d)	7,375,000	7,406,742
1.102% 1/24/14 (d)	2,625,000	2,644,215
Merrill Lynch & Co., Inc. 0.7491% 1/15/15 (d)	3,500,000	3,469,228
Morgan Stanley 0.605% 1/9/14 (d)	2,000,000	1,991,650
State Street Corp. 0.6605% 3/7/14 (d)	2,000,000	2,006,320
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp.:
0.532% 10/23/15 (d)	$ 1,000,000	$ 999,757
0.5705% 7/28/14 (d)	2,000,000	2,005,090
UBS AG Stamford Branch 1.3005% 1/28/14 (d)	2,963,000	2,983,548
		29,533,885
Commercial Banks - 19.1%
ABN AMRO Bank NV 2.0715% 1/30/14 (c)(d)	1,000,000	1,012,740
ANZ Banking Group Ltd. 1.045% 1/10/14 (c)(d)	1,000,000	1,006,019
Bank of Montreal 0.7795% 9/11/15 (d)	2,400,000	2,410,142
Bank of Nova Scotia 1.345% 1/12/15 (d)	1,000,000	1,014,761
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.9715% 2/24/14 (c)(d)	500,000	501,681
Barclays Bank PLC 1.345% 1/13/14 (d)	3,500,000	3,522,064
BB&T Corp. 1.0005% 4/28/14 (d)	2,000,000	2,011,652
BNP Paribas:
0.705% 4/8/13 (d)	1,000,000	1,000,598
1.205% 1/10/14 (d)	1,000,000	1,004,823
Commonwealth Bank of Australia:
1.038% 3/17/14 (c)(d)	2,500,000	2,517,453
1.108% 9/18/15 (c)(d)	1,000,000	1,009,712
Credit Suisse New York Branch:
1.265% 1/14/14 (d)	2,500,000	2,516,760
2.2% 1/14/14	1,000,000	1,015,596
Danske Bank A/S 1.355% 4/14/14 (c)(d)	500,000	502,946
Fifth Third Bancorp 6.25% 5/1/13	1,000,000	1,013,568
Fifth Third Bank 0.421% 5/17/13 (d)	3,000,000	2,996,739
ING Bank NV 1.623% 10/18/13 (c)(d)	500,000	503,808
KeyBank NA 5.8% 7/1/14	1,000,000	1,069,620
KeyCorp. 6.5% 5/14/13	2,000,000	2,032,514
National Australia Bank Ltd. 0.602% 1/22/15 (c)(d)	1,500,000	1,499,421
PNC Bank NA 0.611% 1/28/16 (d)	2,000,000	2,004,146
PNC Funding Corp. 0.5005% 1/31/14 (d)	2,000,000	2,002,586
Rabobank (Netherlands) NV 0.655% 4/14/14 (d)	3,250,000	3,252,278
Royal Bank of Canada:
0.603% 4/17/14 (d)	2,500,000	2,509,243
1.0015% 10/30/14 (d)	1,000,000	1,009,159
Societe Generale 2.2% 9/14/13 (c)	1,122,000	1,128,487
Sumitomo Mitsui Banking Corp. 1.252% 7/22/14 (c)(d)	3,801,000	3,832,697
SunTrust Banks, Inc. 0.608% 4/1/15 (d)	2,509,000	2,453,275
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank:
0.605% 7/14/14 (d)	$ 2,000,000	$ 2,006,924
0.7628% 11/1/13 (d)	500,000	501,300
U.S. Bank NA 0.585% 10/14/14 (d)	1,510,000	1,512,197
Union Bank NA 1.2605% 6/6/14 (d)	2,000,000	2,015,872
Wachovia Bank NA 0.6928% 11/3/14 (d)	3,500,000	3,489,707
Wells Fargo Bank NA 2.3588% 5/16/16 (d)	3,000,000	2,947,977
Westpac Banking Corp.:
1.041% 3/31/14 (c)(d)	1,000,000	1,006,673
1.07% 9/25/15 (d)	2,000,000	2,012,194
		63,847,332
Consumer Finance - 8.2%
American Express Credit Corp.:
0.76% 11/13/15 (d)	3,363,000	3,367,621
1.16% 6/24/14 (d)	382,000	385,615
1.4105% 6/12/15 (d)	1,000,000	1,018,614
American Honda Finance Corp. 0.7618% 5/8/14 (c)(d)	2,000,000	2,009,314
Capital One Financial Corp.:
0.9528% 11/6/15 (d)	1,500,000	1,503,261
1.454% 7/15/14 (d)	5,040,000	5,090,869
Caterpillar Financial Services Corp. 0.66% 2/9/15 (d)	2,000,000	2,008,054
General Electric Capital Corp.:
0.905% 1/8/16 (d)	2,000,000	2,005,818
1.002% 4/24/14 (d)	2,090,000	2,106,576
1.155% 1/7/14 (d)	5,000,000	5,040,530
HSBC Finance Corp. 0.554% 1/15/14 (d)	800,000	799,407
Toyota Motor Credit Corp. 0.4815% 11/21/14 (d)	2,000,000	1,999,296
		27,334,975
Diversified Financial Services - 5.9%
Bank of America Corp. 1.855% 7/11/14 (d)	2,000,000	2,028,858
BP Capital Markets PLC 0.9095% 3/11/14 (d)	2,000,000	2,011,750
Citigroup, Inc.:
0.5928% 11/5/14 (d)	2,000,000	1,985,446
1.755% 1/13/14 (d)	3,341,000	3,375,382
2.31% 8/13/13 (d)	1,500,000	1,513,514
MassMutual Global Funding II:
0.4705% 12/6/13 (c)(d)	841,000	841,994
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
MassMutual Global Funding II: - continued
0.685% 1/14/14 (c)(d)	$ 2,942,000	$ 2,949,084
MetLife Institutional Funding II 0.675% 1/6/15 (c)(d)	5,000,000	5,005,825
		19,711,853
Insurance - 1.9%
Monumental Global Funding III 0.504% 1/15/14 (c)(d)	2,000,000	1,999,198
New York Life Global Funding 0.565% 4/4/14 (c)(d)	1,400,000	1,405,054
Principal Life Global Funding II 0.93% 7/9/14 (c)(d)	1,500,000	1,499,909
Principal Life Income Funding Trusts 0.4918% 11/8/13 (d)	1,425,000	1,425,865
		6,330,026
TOTAL FINANCIALS		146,758,071
HEALTH CARE - 1.6%
Pharmaceuticals - 1.6%
AbbVie, Inc. 1.0718% 11/6/15 (c)(d)	3,000,000	3,045,906
Teva Pharmaceutical Finance Co. BV 1.2118% 11/8/13 (d)	1,250,000	1,257,214
Teva Pharmaceutical Finance III BV 0.81% 3/21/14 (d)	1,000,000	1,004,851
		5,307,971
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.6%
Hewlett-Packard Co. 0.5915% 5/24/13 (d)	2,000,000	1,996,194
Office Electronics - 0.6%
Xerox Corp. 1.13% 5/16/14 (d)	2,195,000	2,190,794
TOTAL INFORMATION TECHNOLOGY		4,186,988
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
British Telecommunications PLC 1.434% 12/20/13 (d)	2,445,000	2,465,296
Qwest Corp. 3.558% 6/15/13 (d)	1,000,000	1,006,109
Verizon Communications, Inc. 0.92% 3/28/14 (d)	3,000,000	3,020,310
		6,491,715
UTILITIES - 3.2%
Electric Utilities - 1.6%
Appalachian Power Co. 0.685% 8/16/13 (d)	1,937,000	1,939,588
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 1,400,000	$ 1,457,728
Duke Energy Corp. 3.95% 9/15/14	431,000	452,986
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	532,552
Northeast Utilities 1.059% 9/20/13 (d)	810,000	813,521
		5,196,375
Multi-Utilities - 1.6%
Dominion Resources, Inc. 5% 3/15/13	1,000,000	1,005,229
DTE Energy Co. 1.0105% 6/3/13 (d)	1,183,000	1,184,664
Sempra Energy 1.068% 3/15/14 (d)	3,157,000	3,172,018
		5,361,911
TOTAL UTILITIES		10,558,286
TOTAL NONCONVERTIBLE BONDS (Cost $190,879,486)		191,676,847
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.6%
2.374% 6/1/35 (d)	886,558	947,134
2.38% 7/1/35 (d)	686,853	730,477
2.429% 12/1/34 (d)	463,672	494,806
2.492% 11/1/34 (d)	467,597	499,593
2.619% 2/1/34 (d)	265,332	278,177
2.644% 6/1/35 (d)	387,500	413,836
2.674% 11/1/34 (d)	414,595	442,206
2.691% 10/1/35 (d)	927,854	987,761
2.792% 7/1/34 (d)	407,521	437,195
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,009,669)		5,231,185
Asset-Backed Securities - 20.6%

Ally Auto Receivables Trust:
Series 2012-1 Class A2, 0.71% 9/15/14	486,172	486,818
Series 2012-2 Class A2, 0.56% 10/15/14	248,455	248,637
Series 2012-3 Class A2, 0.7% 1/15/15	946,114	947,607
Series 2012-SN1:
Class A2, 0.51% 12/22/14	1,000,000	1,000,149
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2012-SN1:
Class A3, 0.57% 8/20/15	$ 400,000	$ 400,006
Ally Master Owner Trust:
Series 2011-1 Class A1, 1.0757% 1/15/16 (d)	3,290,000	3,309,727
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	223,255
Series 2011-5 Class A1, 0.8557% 6/15/15 (d)	510,000	510,581
Series 2012-2 Class A, 0.7057% 3/15/16 (d)	1,000,000	1,000,391
Series 2012-3 Class A2, 1.21% 6/15/17	1,000,000	1,003,056
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	591,909	592,841
Series 2011-2 Class A2, 0.9% 9/8/14	7,027	7,027
Series 2011-4 Class A/S, 0.92% 3/9/15	177,500	177,677
Series 2011-5 Class A2, 1.19% 8/8/15	58,193	58,341
Series 2012-1 Class A2, 0.91% 10/8/15	685,687	687,323
Series 2012-2 Class A2, 0.76% 10/8/15	2,117,563	2,121,038
Series 2012-5 Class A2, 0.51% 1/8/16	1,000,000	999,911
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-2A Class A, 5.68% 2/20/14 (c)	30,000	30,080
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.609% 9/15/17 (c)(d)	2,260,000	2,256,878
BMW Vehicle Lease Trust Series 2012-1 Class A2, 0.59% 6/20/14	642,366	642,845
Capital Auto Receivables Asset Trust:
Series 2008-2 Class B, 6.46% 12/15/14 (c)	808,286	814,251
Series 2008-A Class B, 6.89% 1/15/15 (c)	179,148	180,191
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	2,000,000	1,999,892
Chase Issuance Trust:
Series 2012-A Class A1, 0.3057% 5/16/16 (d)	2,000,000	2,001,055
Series 2012-A6 Class A, 0.3357% 8/15/17 (d)	2,000,000	2,001,784
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (c)	2,750,000	2,753,702
Class A3, 1.1% 8/22/16 (c)	482,003	483,185
CNH Equipment Trust Series 2012-D Class A2, 0.51% 4/15/16	1,000,000	999,993
Discover Card Master Trust:
Series 2012-A2 Class A2, 0.3557% 10/17/16 (d)	1,000,000	1,000,842
Series 2012-A5 Class A5, 0.4057% 1/16/18 (d)	5,000,000	5,006,153
Fannie Mae Series 2004-T5:
Class AB1, 0.7075% 5/28/35 (d)	80,751	66,024
Class AB3, 1.0037% 5/28/35 (d)	32,052	24,960
Ford Credit Auto Lease Trust:
Series 2011-A Class A2, 0.74% 9/15/13	45,496	45,503
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust: - continued
Series 2012-A Class A2, 0.63% 4/15/14	$ 1,576,324	$ 1,577,736
Series 2012-B Class A2, 0.54% 11/15/14	150,000	150,087
Ford Credit Auto Owner Trust Series 2012-B Class A2, 0.57% 1/15/15	632,622	632,877
Ford Credit Auto Owner Trust 2012-D Series 2012-D Class A2, 0.4% 9/15/15	1,000,000	999,771
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	241,559
Series 2012-1 Class A, 0.679% 1/15/16 (d)	5,000,000	5,015,480
Series 2012-4 Class A1, 0.74% 9/15/16	745,000	744,985
Fremont Home Loan Trust Series 2005-A Class M4, 1.2237% 1/25/35 (d)	125,000	15,346
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	865,407
Series 2012-4 Class A, 0.5057% 6/15/18 (d)	5,000,000	5,010,220
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	430,000	430,731
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	250,664	251,011
Series 2012-2 Class A2, 0.47% 4/24/15	510,000	509,819
Home Equity Asset Trust Series 2003-5 Class A2, 0.9037% 12/25/33 (d)	10,566	8,913
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	106,936	107,027
Hyundai Auto Receivables Trust Series 2012-B Class A2, 0.54% 1/15/15	1,500,000	1,501,319
John Deere Owner Trust:
Series 2012-A Class A2, 0.59% 6/16/14	341,108	341,282
Series 2012-B Class A2, 0.43% 2/17/15	2,000,000	2,000,775
Mercedes Benz Master Owner Trust Series 2012-BA Class A, 0.482% 11/15/16 (c)(d)	2,370,000	2,370,234
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6737% 8/25/35 (d)	20,366	19,031
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5437% 8/25/34 (d)	65,756	57,428
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.679% 5/15/17 (d)	2,250,000	2,255,494
Ocala Funding LLC Series 2006-1A Class A, 1.6047% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6537% 9/25/34 (d)	435,000	127,282
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2, 0.44% 2/23/15 (c)	1,000,000	999,971
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0037% 4/25/33 (d)	$ 1,451	$ 1,348
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	60,376	60,447
Series 2011-4 Class A2, 1.37% 3/16/15	110,873	111,180
Series 2012-1 Class A2, 1.25% 4/15/15	445,974	447,396
Series 2012-2 Class A2, 0.91% 5/15/15	359,257	360,128
Series 2012-3 Class A2, 0.83% 4/15/15	815,197	816,784
Series 2013-1 Class A2, 0.48% 2/16/16	790,000	789,751
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.3637% 2/27/17 (d)	1,702,719	1,703,750
Series 2012-7 Class A2, 0.489% 9/25/19 (d)	1,000,000	999,999
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0637% 9/25/34 (d)	21,802	19,835
Volkswagen Auto Lease Trust:
Series 2010-A Class A4, 1.18% 10/20/15	120,000	120,053
Series 2011-A Class A2, 1% 2/20/14	48,242	48,277
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	117,887	118,437
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	1,500,000	1,501,824
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	1,360,000	1,360,805
TOTAL ASSET-BACKED SECURITIES (Cost $70,151,615)		68,775,522
Collateralized Mortgage Obligations - 15.3%

Private Sponsor - 1.1%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.461% 5/17/60 (c)(d)	1,740,000	1,740,710
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.511% 11/19/47 (c)(d)	141,549	141,790
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3447% 12/20/54 (c)(d)	285,356	281,076
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (d)	299,883	297,738
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.702% 1/20/44 (d)	42,441	42,152
Series 2004-1 Class 2A1, 0.629% 3/20/44 (d)	674,480	669,657
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-3 Class 2A1, 0.589% 9/20/44 (d)	$ 284,018	$ 281,987
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5337% 12/25/34 (d)	186,118	175,086
TOTAL PRIVATE SPONSOR		3,630,196
U.S. Government Agency - 14.2%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.7037% 4/25/33 (d)	1,600,221	1,611,127
Series 2006-33 Class CF, 0.5037% 5/25/36 (d)	171,816	171,697
Series 2008-76 Class EF, 0.7037% 9/25/23 (d)	44,025	44,166
Series 2010-86 Class FE, 0.6537% 8/25/25 (d)	284,306	285,798
floater planned amortization class:
Series 2004-52 Class PF 0.6537% 12/25/33 (d)	3,281,575	3,295,565
Series 2005-90 Class FC, 0.4537% 10/25/35 (d)	173,955	173,946
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	496,092	532,218
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	408,804	415,134
Series 2009-69 Class EA, 5% 10/25/36	1,754,551	1,793,065
Series 2011-16 Class FB, 0.3537% 3/25/31 (d)	1,925,535	1,923,218
sequential payer floater:
Series 2005-74 Class DF, 0.5537% 7/25/35 (d)	4,456,648	4,460,671
Series 2005-83 Class FP, 0.5337% 10/25/35 (d)	6,133,614	6,132,775
Series 2011-23 Class AB, 2.75% 6/25/20	144,882	149,747
Freddie Mac:
floater:
Series 2711 Class FC, 1.1057% 2/15/33 (d)	435,527	442,273
Series 3346 Class FA, 0.4357% 2/15/19 (d)	3,741,896	3,747,285
Series 3879 Class AF, 0.6357% 6/15/41 (d)	632,491	634,021
floater planned amortization:
Series 3102 Class FD, 0.5057% 1/15/36 (d)	496,762	497,685
Series 4020 Class EF 0.6557% 2/15/42 (d)	3,562,919	3,563,331
Series 4057 Class EF, 0.5557% 12/15/41 (d)	2,845,009	2,855,014
floater planned amortization class:
Series 2953 Class LF, 0.5057% 12/15/34 (d)	2,379,098	2,380,536
Series 3117 Class JF, 0.5057% 2/15/36 (d)	195,277	195,511
floater sequential payer:
Series 2828 Class TF, 0.6557% 10/15/30 (d)	944,146	947,712
Series 3046 Class F, 0.5757% 3/15/33 (d)	2,392,976	2,387,957
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer:
Series 3387 Class DF, 0.3857% 10/15/17 (d)	$ 232,847	$ 232,834
planned amortization Series 2836 Class PX, 4% 5/15/18	986,681	1,005,560
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	724,373	753,479
Series 3792 Class DF, 0.6057% 11/15/40 (d)	782,516	784,835
sequential payer:
Series 2582 Class CG, 4% 11/15/17	289,910	293,505
Series 2924 Class DA, 4.5% 2/15/19	326,985	331,599
Series 3560 Class LA, 2% 8/15/14	153,463	153,498
Series 3573 Class LC, 1.85% 8/15/14	423,588	425,645
Series 3659 Class EJ 3% 6/15/18	626,717	646,909
Series 3696 Class AE, 1.2% 7/15/15	272,845	274,468
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.8057% 11/16/39 (d)	245,675	247,768
Series 2009-116 Class KF, 0.7357% 12/16/39 (d)	212,886	214,297
Series 2009-127 Class FA, 0.7547% 9/20/38 (d)	271,630	273,624
Series 2010-9 Class FA, 0.7257% 1/16/40 (d)	314,620	316,672
floater planned amortization Series 2004-80 Class FM, 0.5047% 7/20/34 (d)	1,751,810	1,752,640
floater sequential payer Series 2010-120 Class FB 0.5047% 9/20/35 (d)	322,768	323,033
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	134,199	137,573
Series 2010-99 Class PT, 3.5% 8/20/33	167,539	172,420
Series 2012-149 Class LF, 0.4547% 12/20/42 (d)	428,468	428,268
TOTAL U.S. GOVERNMENT AGENCY		47,409,079
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,151,890)		51,039,275
Commercial Mortgage Securities - 1.6%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3557% 8/15/17 (c)(d)	560,000	565,534
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4277% 2/5/19 (c)(d)	584,594	573,036
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	190,367	191,917
Commercial Mortgage Securities - continued
	Principal Amount	Value
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.108% 12/5/31 (c)(d)	$ 270,000	$ 270,001
Class A2FL, 1.108% 12/5/31 (c)(d)	350,000	350,002
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.444% 5/10/40 (d)	119,629	121,057
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(d)	301,076	301,446
Class A2, 1.2601% 3/6/20 (c)(d)	250,000	250,437
Class C, 2.0056% 3/6/20 (c)(d)	300,000	301,192
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	5,154	5,180
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	101,600	103,103
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	171,338	173,373
Series 2012-GC6 Class A1, 1.282% 1/10/45	82,599	83,306
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,886
Series 2003-CB7 Class A4, 4.879% 1/12/38 (d)	97,917	100,220
Series 2012-C6 Class A1, 1.0305% 5/15/45	252,896	254,562
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	120,885	121,826
Series 2007-LD11 Class A2, 5.7967% 6/15/49 (d)	129,197	133,381
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	37,199	37,296
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.409% 7/15/19 (c)(d)	247,826	99,130
Series 2007-XLFA:
Class A2, 0.306% 10/15/20 (c)(d)	214,098	211,978
Class B, 0.336% 10/15/20 (c)(d)	440,000	422,281
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	21,916	21,947
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	$ 85,756	$ 86,618
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A2, 0.329% 9/15/21 (c)(d)	249,045	244,555
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,680,819)		5,235,264
Municipal Securities - 1.0%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (d)(e)	2,000,000	2,000,000
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	1,375,000	1,450,158
TOTAL MUNICIPAL SECURITIES (Cost $3,454,202)		3,450,158
Certificates of Deposit - 1.2%

Bank of Nova Scotia yankee:
0.723% 10/18/13 (d)	2,000,000	2,006,778
0.81% 2/10/14 (d)	1,000,000	1,004,786
Nordea Bank Finland PLC yankee 0.7918% 2/7/13 (d)	1,000,000	1,000,043
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,998,812)		4,011,607
Commercial Paper - 0.9%

British Telecommunications PLC 1.5% 5/14/13	1,000,000	998,278
Vodafone Group PLC yankee:
0.77% 12/30/13	1,000,000	993,127
1.25% 3/12/13	1,000,000	999,663
TOTAL COMMERCIAL PAPER (Cost $2,987,295)		2,991,068
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a) (Cost $2,580,205)	2,580,205	$ 2,580,205
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $335,893,993)		334,991,131
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,211,502)
NET ASSETS - 100%		$ 333,779,629
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,343,823 or 18.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,074
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 191,676,847	$ -	$ 191,676,847	$ -
U.S. Government Agency - Mortgage Securities	5,231,185	-	5,231,185	-
Asset-Backed Securities	68,775,522	-	68,775,522	-
Collateralized Mortgage Obligations	51,039,275	-	51,039,275	-
Commercial Mortgage Securities	5,235,264	-	5,136,134	99,130
Municipal Securities	3,450,158	-	3,450,158	-
Certificates of Deposit	4,011,607	-	4,011,607	-
Commercial Paper	2,991,068	-	2,991,068	-
Money Market Funds	2,580,205	2,580,205	-	-
Total Investments in Securities:	$ 334,991,131	$ 2,580,205	$ 332,311,796	$ 99,130
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.3%
United Kingdom	5.2%
Canada	3.7%
Netherlands	2.8%
Australia	2.7%
Japan	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $333,313,788)	$ 332,410,926
Fidelity Central Funds (cost $2,580,205)	2,580,205
Total Investments (cost $335,893,993)		$ 334,991,131
Receivable for fund shares sold		391,556
Interest receivable		362,884
Distributions receivable from Fidelity Central Funds		786
Receivable from investment adviser for expense reductions		116
Other receivables		198
Total assets		335,746,671

Liabilities
Payable for investments purchased	$ 1,079,895
Payable for fund shares redeemed	756,324
Distributions payable	1,614
Accrued management fee	87,496
Distribution and service plan fees payable	2,336
Other affiliated payables	39,377
Total liabilities		1,967,042

Net Assets		$ 333,779,629
Net Assets consist of:
Paid in capital		$ 461,341,708
Undistributed net investment income		163,625
Accumulated undistributed net realized gain (loss) on investments		(126,822,842)
Net unrealized appreciation (depreciation) on investments		(902,862)
Net Assets		$ 333,779,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,147,622 ÷ 1,717,124 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Class T: Net Asset Value and redemption price per share ($3,146,132 ÷ 381,822 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($308,056,213 ÷ 37,385,139 shares)	$ 8.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,429,662 ÷ 1,023,079 shares)	$ 8.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Interest		$ 1,550,076
Income from Fidelity Central Funds		5,074
Total income		1,555,150

Expenses
Management fee	$ 516,152
Transfer agent fees	173,425
Distribution and service plan fees	14,023
Fund wide operations fee	57,364
Independent trustees' compensation	612
Miscellaneous	400
Total expenses before reductions	761,976
Expense reductions	(774)	761,202
Net investment income (loss)		793,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	310,318
Futures contracts	17,414
Total net realized gain (loss)		327,732
Change in net unrealized appreciation (depreciation) on: Investment securities	691,390
Futures contracts	(17,098)
Total change in net unrealized appreciation (depreciation)		674,292
Net gain (loss)		1,002,024
Net increase (decrease) in net assets resulting from operations		$ 1,795,972

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 793,948	$ 1,324,555
Net realized gain (loss)	327,732	(161,606)
Change in net unrealized appreciation (depreciation)	674,292	577,855
Net increase (decrease) in net assets resulting from operations	1,795,972	1,740,804
Distributions to shareholders from net investment income	(666,534)	(1,226,234)
Share transactions - net increase (decrease)	6,942,814	65,951,070
Redemption fees	5,491	17,158
Total increase (decrease) in net assets	8,077,743	66,482,798

Net Assets
Beginning of period	325,701,886	259,219,088
End of period (including undistributed net investment income of $163,625 and undistributed net investment income of $36,211, respectively)	$ 333,779,629	$ 325,701,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) E	.012	.023	.013	.047	.091	.384
Net realized and unrealized gain (loss)	.027	.007	.051	.040	(.167)	(1.612)
Total from investment operations	.039	.030	.064	.087	(.076)	(1.228)
Distributions from net investment income	(.009)	(.020)	(.015)	(.047)	(.071)	(.294)
Tax return of capital	-	-	-	-	(.003)	(.039)
Total distributions	(.009)	(.020)	(.015)	(.047)	(.074)	(.333)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C, D	.47%	.36%	.80%	1.08%	(.92)%	(12.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.66%	.63%	.64%	.68%	.67%
Expenses net of fee waivers, if any	.65% A	.66%	.63%	.64%	.68%	.67%
Expenses net of all reductions	.65% A	.66%	.63%	.64%	.67%	.66%
Net investment income (loss)	.29% A	.28%	.16%	.58%	1.13%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,148	$ 15,635	$ 12,242	$ 18,129	$ 8,033	$ 6,268
Portfolio turnover rate G	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) E	.010	.019	.009	.044	.090	.377
Net realized and unrealized gain (loss)	.027	.007	.052	.040	(.168)	(1.607)
Total from investment operations	.037	.026	.061	.084	(.078)	(1.230)
Distributions from net investment income	(.007)	(.016)	(.012)	(.044)	(.069)	(.292)
Tax return of capital	-	-	-	-	(.003)	(.039)
Total distributions	(.007)	(.016)	(.012)	(.044)	(.072)	(.331)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C, D	.45%	.32%	.76%	1.03%	(.94)%	(12.72)%
Ratios to Average Net Assets F, H
Expenses before reductions	.74% A	.72%	.68%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.70% A	.70%	.68%	.68%	.69%	.69%
Expenses net of all reductions	.70% A	.70%	.68%	.68%	.69%	.69%
Net investment income (loss)	.24% A	.23%	.12%	.54%	1.11%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,146	$ 3,312	$ 4,811	$ 5,334	$ 3,114	$ 2,910
Portfolio turnover rate G	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) D	.020	.040	.028	.063	.111	.404
Net realized and unrealized gain (loss)	.027	.006	.051	.040	(.169)	(1.603)
Total from investment operations	.047	.046	.079	.103	(.058)	(1.199)
Distributions from net investment income	(.017)	(.036)	(.030)	(.063)	(.088)	(.310)
Tax return of capital	-	-	-	-	(.004)	(.042)
Total distributions	(.017)	(.036)	(.030)	(.063)	(.092)	(.352)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C	.58%	.57%	.99%	1.27%	(.70)%	(12.42)%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44%	.45%
Net investment income (loss)	.49% A	.48%	.34%	.77%	1.36%	4.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,056	$ 291,005	$ 239,921	$ 239,266	$ 217,282	$ 315,401
Portfolio turnover rate F	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) D	.018	.037	.025	.057	.102	.416
Net realized and unrealized gain (loss)	.027	.009	.051	.040	(.168)	(1.619)
Total from investment operations	.045	.046	.076	.097	(.066)	(1.203)
Distributions from net investment income	(.015)	(.036)	(.027)	(.057)	(.081)	(.306)
Tax return of capital	-	-	-	-	(.003)	(.042)
Total distributions	(.015)	(.036)	(.027)	(.057)	(.084)	(.348)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C	.55%	.56%	.95%	1.20%	(.80)%	(12.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A	.48%	.49%	.52%	.58%	.48%
Expenses net of fee waivers, if any	.50% A	.48%	.49%	.52%	.55%	.48%
Expenses net of all reductions	.50% A	.48%	.49%	.52%	.54%	.48%
Net investment income (loss)	.44% A	.45%	.31%	.70%	1.26%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,430	$ 15,750	$ 2,245	$ 1,206	$ 623	$ 594
Portfolio turnover rate F	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,372,207
Gross unrealized depreciation	(2,105,007)
Net unrealized appreciation (depreciation) on securities and other investments	$ (732,800)

Tax cost	$ 335,723,931

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,237,520)
Total capital loss carryforward	$ (126,852,880)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares

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Short-Term Trading (Redemption) Fees - continued

redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $17,414 and a change in net unrealized appreciation (depreciation) of $(17,098) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

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5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $118,867,926 and $85,008,566, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 11,578	$ 775
Class T	-%	.15%	2,445	2
			$ 14,023	$ 777

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,372
Class T	471
$ 1,843

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,106.16
Class T	4,084.25
Ultra-Short Bond	150,387.10
Institutional Class	6,848.16
	$ 173,425

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $400 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class T	.70%	$ 735

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $39.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 16,569	$ 38,543
Class T	2,723	7,892
Ultra-Short Bond	631,281	1,158,011
Institutional Class	15,961	21,788
Total	$ 666,534	$ 1,226,234

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	324,212	1,603,688	$ 2,670,036	$ 13,112,637
Reinvestment of distributions	1,704	3,920	14,023	32,092
Shares redeemed	(513,119)	(1,196,047)	(4,224,665)	(9,779,740)
Net increase (decrease)	(187,203)	411,561	$ (1,540,606)	$ 3,364,989
Class T
Shares sold	50,111	331,712	$ 412,700	$ 2,711,930
Reinvestment of distributions	310	897	2,552	7,343
Shares redeemed	(71,927)	(515,942)	(592,185)	(4,218,475)
Net increase (decrease)	(21,506)	(183,333)	$ (176,933)	$ (1,499,202)

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Ultra-Short Bond
Shares sold	5,766,323	16,883,162	$ 47,468,005	$ 138,113,317
Reinvestment of distributions	75,366	138,342	620,511	1,132,483
Shares redeemed	(3,896,662)	(10,834,545)	(32,082,621)	(88,649,539)
Net increase (decrease)	1,945,027	6,186,959	$ 16,005,895	$ 50,596,261
Institutional Class
Shares sold	340,241	1,909,832	$ 2,801,393	$ 15,655,264
Reinvestment of distributions	1,699	2,252	13,983	18,456
Shares redeemed	(1,237,083)	(267,573)	(10,160,918)	(2,184,698)
Net increase (decrease)	(895,143)	1,644,511	$ (7,345,542)	$ 13,489,022

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class T show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
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Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class was comparable to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

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Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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245 Summer Street, Boston, MA 02210
www.fidelity.com

ULB-USAN-0313
1.789738.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Institutional Class

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	.65%
Actual		$ 1,000.00	$ 1,004.70	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Class T	.70%
Actual		$ 1,000.00	$ 1,004.50	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,005.80	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,005.50	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2013	As of July 31, 2012
U.S. Government and U.S. Government Agency Obligations 15.8%	U.S. Government and U.S. Government Agency Obligations 22.7%
AAA 22.9%	AAA 19.9%
AA 14.8%	AA 14.5%
A 25.8%	A 24.2%
BBB 18.0%	BBB 13.8%
BB and Below 0.0%	BB and Below 0.3%
Not Rated 0.2%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2013
6 months ago
Years	1.5	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2013
6 months ago
Years	0.3	0.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Corporate Bonds 57.4%		Corporate Bonds 53.1%
	U.S. Government and U.S. Government Agency Obligations 15.8%		U.S. Government and U.S. Government Agency Obligations 22.7%
	Asset-Backed Securities 20.6%		Asset-Backed Securities 18.2%
	CMOs and Other Mortgage Related Securities 2.7%		CMOs and Other Mortgage Related Securities 3.2%
	Municipal Bonds 1.0%		Municipal Bonds 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	17.7%	** Foreign investments	16.4%
* Futures and Swaps	0.0%	** Futures and Swaps	9.2%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.5%
Johnson Controls, Inc. 0.7228% 2/4/14 (d)	$ 1,500,000	$ 1,503,879
Automobiles - 2.3%
Daimler Finance North America LLC:
0.905% 1/9/15 (c)(d)	2,000,000	1,999,276
1.085% 4/10/14 (c)(d)	1,250,000	1,255,798
Volkswagen International Finance NV:
0.9115% 11/20/14 (c)(d)	2,000,000	1,999,300
0.918% 4/1/14 (c)(d)	2,500,000	2,507,523
		7,761,897
TOTAL CONSUMER DISCRETIONARY		9,265,776
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.9%
Walgreen Co. 0.8095% 3/13/14 (d)	3,000,000	3,004,614
Food Products - 0.9%
General Mills, Inc.:
0.6005% 1/29/16 (d)	609,000	609,543
0.66% 5/16/14 (d)	2,475,000	2,482,645
		3,092,188
TOTAL CONSUMER STAPLES		6,096,802
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Total Capital Canada Ltd. 0.683% 1/15/16 (d)	3,000,000	3,011,238
FINANCIALS - 44.0%
Capital Markets - 8.9%
Goldman Sachs Group, Inc.:
0.911% 9/29/14 (d)	1,000,000	998,781
1.3118% 2/7/14 (d)	2,000,000	2,008,826
HSBC Bank PLC 1.103% 1/17/14 (c)(d)	3,000,000	3,019,728
JPMorgan Chase & Co.:
0.964% 10/15/15 (d)	7,375,000	7,406,742
1.102% 1/24/14 (d)	2,625,000	2,644,215
Merrill Lynch & Co., Inc. 0.7491% 1/15/15 (d)	3,500,000	3,469,228
Morgan Stanley 0.605% 1/9/14 (d)	2,000,000	1,991,650
State Street Corp. 0.6605% 3/7/14 (d)	2,000,000	2,006,320
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp.:
0.532% 10/23/15 (d)	$ 1,000,000	$ 999,757
0.5705% 7/28/14 (d)	2,000,000	2,005,090
UBS AG Stamford Branch 1.3005% 1/28/14 (d)	2,963,000	2,983,548
		29,533,885
Commercial Banks - 19.1%
ABN AMRO Bank NV 2.0715% 1/30/14 (c)(d)	1,000,000	1,012,740
ANZ Banking Group Ltd. 1.045% 1/10/14 (c)(d)	1,000,000	1,006,019
Bank of Montreal 0.7795% 9/11/15 (d)	2,400,000	2,410,142
Bank of Nova Scotia 1.345% 1/12/15 (d)	1,000,000	1,014,761
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.9715% 2/24/14 (c)(d)	500,000	501,681
Barclays Bank PLC 1.345% 1/13/14 (d)	3,500,000	3,522,064
BB&T Corp. 1.0005% 4/28/14 (d)	2,000,000	2,011,652
BNP Paribas:
0.705% 4/8/13 (d)	1,000,000	1,000,598
1.205% 1/10/14 (d)	1,000,000	1,004,823
Commonwealth Bank of Australia:
1.038% 3/17/14 (c)(d)	2,500,000	2,517,453
1.108% 9/18/15 (c)(d)	1,000,000	1,009,712
Credit Suisse New York Branch:
1.265% 1/14/14 (d)	2,500,000	2,516,760
2.2% 1/14/14	1,000,000	1,015,596
Danske Bank A/S 1.355% 4/14/14 (c)(d)	500,000	502,946
Fifth Third Bancorp 6.25% 5/1/13	1,000,000	1,013,568
Fifth Third Bank 0.421% 5/17/13 (d)	3,000,000	2,996,739
ING Bank NV 1.623% 10/18/13 (c)(d)	500,000	503,808
KeyBank NA 5.8% 7/1/14	1,000,000	1,069,620
KeyCorp. 6.5% 5/14/13	2,000,000	2,032,514
National Australia Bank Ltd. 0.602% 1/22/15 (c)(d)	1,500,000	1,499,421
PNC Bank NA 0.611% 1/28/16 (d)	2,000,000	2,004,146
PNC Funding Corp. 0.5005% 1/31/14 (d)	2,000,000	2,002,586
Rabobank (Netherlands) NV 0.655% 4/14/14 (d)	3,250,000	3,252,278
Royal Bank of Canada:
0.603% 4/17/14 (d)	2,500,000	2,509,243
1.0015% 10/30/14 (d)	1,000,000	1,009,159
Societe Generale 2.2% 9/14/13 (c)	1,122,000	1,128,487
Sumitomo Mitsui Banking Corp. 1.252% 7/22/14 (c)(d)	3,801,000	3,832,697
SunTrust Banks, Inc. 0.608% 4/1/15 (d)	2,509,000	2,453,275
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank:
0.605% 7/14/14 (d)	$ 2,000,000	$ 2,006,924
0.7628% 11/1/13 (d)	500,000	501,300
U.S. Bank NA 0.585% 10/14/14 (d)	1,510,000	1,512,197
Union Bank NA 1.2605% 6/6/14 (d)	2,000,000	2,015,872
Wachovia Bank NA 0.6928% 11/3/14 (d)	3,500,000	3,489,707
Wells Fargo Bank NA 2.3588% 5/16/16 (d)	3,000,000	2,947,977
Westpac Banking Corp.:
1.041% 3/31/14 (c)(d)	1,000,000	1,006,673
1.07% 9/25/15 (d)	2,000,000	2,012,194
		63,847,332
Consumer Finance - 8.2%
American Express Credit Corp.:
0.76% 11/13/15 (d)	3,363,000	3,367,621
1.16% 6/24/14 (d)	382,000	385,615
1.4105% 6/12/15 (d)	1,000,000	1,018,614
American Honda Finance Corp. 0.7618% 5/8/14 (c)(d)	2,000,000	2,009,314
Capital One Financial Corp.:
0.9528% 11/6/15 (d)	1,500,000	1,503,261
1.454% 7/15/14 (d)	5,040,000	5,090,869
Caterpillar Financial Services Corp. 0.66% 2/9/15 (d)	2,000,000	2,008,054
General Electric Capital Corp.:
0.905% 1/8/16 (d)	2,000,000	2,005,818
1.002% 4/24/14 (d)	2,090,000	2,106,576
1.155% 1/7/14 (d)	5,000,000	5,040,530
HSBC Finance Corp. 0.554% 1/15/14 (d)	800,000	799,407
Toyota Motor Credit Corp. 0.4815% 11/21/14 (d)	2,000,000	1,999,296
		27,334,975
Diversified Financial Services - 5.9%
Bank of America Corp. 1.855% 7/11/14 (d)	2,000,000	2,028,858
BP Capital Markets PLC 0.9095% 3/11/14 (d)	2,000,000	2,011,750
Citigroup, Inc.:
0.5928% 11/5/14 (d)	2,000,000	1,985,446
1.755% 1/13/14 (d)	3,341,000	3,375,382
2.31% 8/13/13 (d)	1,500,000	1,513,514
MassMutual Global Funding II:
0.4705% 12/6/13 (c)(d)	841,000	841,994
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
MassMutual Global Funding II: - continued
0.685% 1/14/14 (c)(d)	$ 2,942,000	$ 2,949,084
MetLife Institutional Funding II 0.675% 1/6/15 (c)(d)	5,000,000	5,005,825
		19,711,853
Insurance - 1.9%
Monumental Global Funding III 0.504% 1/15/14 (c)(d)	2,000,000	1,999,198
New York Life Global Funding 0.565% 4/4/14 (c)(d)	1,400,000	1,405,054
Principal Life Global Funding II 0.93% 7/9/14 (c)(d)	1,500,000	1,499,909
Principal Life Income Funding Trusts 0.4918% 11/8/13 (d)	1,425,000	1,425,865
		6,330,026
TOTAL FINANCIALS		146,758,071
HEALTH CARE - 1.6%
Pharmaceuticals - 1.6%
AbbVie, Inc. 1.0718% 11/6/15 (c)(d)	3,000,000	3,045,906
Teva Pharmaceutical Finance Co. BV 1.2118% 11/8/13 (d)	1,250,000	1,257,214
Teva Pharmaceutical Finance III BV 0.81% 3/21/14 (d)	1,000,000	1,004,851
		5,307,971
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.6%
Hewlett-Packard Co. 0.5915% 5/24/13 (d)	2,000,000	1,996,194
Office Electronics - 0.6%
Xerox Corp. 1.13% 5/16/14 (d)	2,195,000	2,190,794
TOTAL INFORMATION TECHNOLOGY		4,186,988
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
British Telecommunications PLC 1.434% 12/20/13 (d)	2,445,000	2,465,296
Qwest Corp. 3.558% 6/15/13 (d)	1,000,000	1,006,109
Verizon Communications, Inc. 0.92% 3/28/14 (d)	3,000,000	3,020,310
		6,491,715
UTILITIES - 3.2%
Electric Utilities - 1.6%
Appalachian Power Co. 0.685% 8/16/13 (d)	1,937,000	1,939,588
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 1,400,000	$ 1,457,728
Duke Energy Corp. 3.95% 9/15/14	431,000	452,986
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	532,552
Northeast Utilities 1.059% 9/20/13 (d)	810,000	813,521
		5,196,375
Multi-Utilities - 1.6%
Dominion Resources, Inc. 5% 3/15/13	1,000,000	1,005,229
DTE Energy Co. 1.0105% 6/3/13 (d)	1,183,000	1,184,664
Sempra Energy 1.068% 3/15/14 (d)	3,157,000	3,172,018
		5,361,911
TOTAL UTILITIES		10,558,286
TOTAL NONCONVERTIBLE BONDS (Cost $190,879,486)		191,676,847
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.6%
2.374% 6/1/35 (d)	886,558	947,134
2.38% 7/1/35 (d)	686,853	730,477
2.429% 12/1/34 (d)	463,672	494,806
2.492% 11/1/34 (d)	467,597	499,593
2.619% 2/1/34 (d)	265,332	278,177
2.644% 6/1/35 (d)	387,500	413,836
2.674% 11/1/34 (d)	414,595	442,206
2.691% 10/1/35 (d)	927,854	987,761
2.792% 7/1/34 (d)	407,521	437,195
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,009,669)		5,231,185
Asset-Backed Securities - 20.6%

Ally Auto Receivables Trust:
Series 2012-1 Class A2, 0.71% 9/15/14	486,172	486,818
Series 2012-2 Class A2, 0.56% 10/15/14	248,455	248,637
Series 2012-3 Class A2, 0.7% 1/15/15	946,114	947,607
Series 2012-SN1:
Class A2, 0.51% 12/22/14	1,000,000	1,000,149
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2012-SN1:
Class A3, 0.57% 8/20/15	$ 400,000	$ 400,006
Ally Master Owner Trust:
Series 2011-1 Class A1, 1.0757% 1/15/16 (d)	3,290,000	3,309,727
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	223,255
Series 2011-5 Class A1, 0.8557% 6/15/15 (d)	510,000	510,581
Series 2012-2 Class A, 0.7057% 3/15/16 (d)	1,000,000	1,000,391
Series 2012-3 Class A2, 1.21% 6/15/17	1,000,000	1,003,056
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	591,909	592,841
Series 2011-2 Class A2, 0.9% 9/8/14	7,027	7,027
Series 2011-4 Class A/S, 0.92% 3/9/15	177,500	177,677
Series 2011-5 Class A2, 1.19% 8/8/15	58,193	58,341
Series 2012-1 Class A2, 0.91% 10/8/15	685,687	687,323
Series 2012-2 Class A2, 0.76% 10/8/15	2,117,563	2,121,038
Series 2012-5 Class A2, 0.51% 1/8/16	1,000,000	999,911
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-2A Class A, 5.68% 2/20/14 (c)	30,000	30,080
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.609% 9/15/17 (c)(d)	2,260,000	2,256,878
BMW Vehicle Lease Trust Series 2012-1 Class A2, 0.59% 6/20/14	642,366	642,845
Capital Auto Receivables Asset Trust:
Series 2008-2 Class B, 6.46% 12/15/14 (c)	808,286	814,251
Series 2008-A Class B, 6.89% 1/15/15 (c)	179,148	180,191
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	2,000,000	1,999,892
Chase Issuance Trust:
Series 2012-A Class A1, 0.3057% 5/16/16 (d)	2,000,000	2,001,055
Series 2012-A6 Class A, 0.3357% 8/15/17 (d)	2,000,000	2,001,784
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (c)	2,750,000	2,753,702
Class A3, 1.1% 8/22/16 (c)	482,003	483,185
CNH Equipment Trust Series 2012-D Class A2, 0.51% 4/15/16	1,000,000	999,993
Discover Card Master Trust:
Series 2012-A2 Class A2, 0.3557% 10/17/16 (d)	1,000,000	1,000,842
Series 2012-A5 Class A5, 0.4057% 1/16/18 (d)	5,000,000	5,006,153
Fannie Mae Series 2004-T5:
Class AB1, 0.7075% 5/28/35 (d)	80,751	66,024
Class AB3, 1.0037% 5/28/35 (d)	32,052	24,960
Ford Credit Auto Lease Trust:
Series 2011-A Class A2, 0.74% 9/15/13	45,496	45,503
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust: - continued
Series 2012-A Class A2, 0.63% 4/15/14	$ 1,576,324	$ 1,577,736
Series 2012-B Class A2, 0.54% 11/15/14	150,000	150,087
Ford Credit Auto Owner Trust Series 2012-B Class A2, 0.57% 1/15/15	632,622	632,877
Ford Credit Auto Owner Trust 2012-D Series 2012-D Class A2, 0.4% 9/15/15	1,000,000	999,771
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	241,559
Series 2012-1 Class A, 0.679% 1/15/16 (d)	5,000,000	5,015,480
Series 2012-4 Class A1, 0.74% 9/15/16	745,000	744,985
Fremont Home Loan Trust Series 2005-A Class M4, 1.2237% 1/25/35 (d)	125,000	15,346
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	865,407
Series 2012-4 Class A, 0.5057% 6/15/18 (d)	5,000,000	5,010,220
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	430,000	430,731
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	250,664	251,011
Series 2012-2 Class A2, 0.47% 4/24/15	510,000	509,819
Home Equity Asset Trust Series 2003-5 Class A2, 0.9037% 12/25/33 (d)	10,566	8,913
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	106,936	107,027
Hyundai Auto Receivables Trust Series 2012-B Class A2, 0.54% 1/15/15	1,500,000	1,501,319
John Deere Owner Trust:
Series 2012-A Class A2, 0.59% 6/16/14	341,108	341,282
Series 2012-B Class A2, 0.43% 2/17/15	2,000,000	2,000,775
Mercedes Benz Master Owner Trust Series 2012-BA Class A, 0.482% 11/15/16 (c)(d)	2,370,000	2,370,234
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6737% 8/25/35 (d)	20,366	19,031
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5437% 8/25/34 (d)	65,756	57,428
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.679% 5/15/17 (d)	2,250,000	2,255,494
Ocala Funding LLC Series 2006-1A Class A, 1.6047% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6537% 9/25/34 (d)	435,000	127,282
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2, 0.44% 2/23/15 (c)	1,000,000	999,971
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0037% 4/25/33 (d)	$ 1,451	$ 1,348
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	60,376	60,447
Series 2011-4 Class A2, 1.37% 3/16/15	110,873	111,180
Series 2012-1 Class A2, 1.25% 4/15/15	445,974	447,396
Series 2012-2 Class A2, 0.91% 5/15/15	359,257	360,128
Series 2012-3 Class A2, 0.83% 4/15/15	815,197	816,784
Series 2013-1 Class A2, 0.48% 2/16/16	790,000	789,751
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.3637% 2/27/17 (d)	1,702,719	1,703,750
Series 2012-7 Class A2, 0.489% 9/25/19 (d)	1,000,000	999,999
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0637% 9/25/34 (d)	21,802	19,835
Volkswagen Auto Lease Trust:
Series 2010-A Class A4, 1.18% 10/20/15	120,000	120,053
Series 2011-A Class A2, 1% 2/20/14	48,242	48,277
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	117,887	118,437
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	1,500,000	1,501,824
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	1,360,000	1,360,805
TOTAL ASSET-BACKED SECURITIES (Cost $70,151,615)		68,775,522
Collateralized Mortgage Obligations - 15.3%

Private Sponsor - 1.1%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.461% 5/17/60 (c)(d)	1,740,000	1,740,710
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.511% 11/19/47 (c)(d)	141,549	141,790
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3447% 12/20/54 (c)(d)	285,356	281,076
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (d)	299,883	297,738
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.702% 1/20/44 (d)	42,441	42,152
Series 2004-1 Class 2A1, 0.629% 3/20/44 (d)	674,480	669,657
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-3 Class 2A1, 0.589% 9/20/44 (d)	$ 284,018	$ 281,987
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5337% 12/25/34 (d)	186,118	175,086
TOTAL PRIVATE SPONSOR		3,630,196
U.S. Government Agency - 14.2%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.7037% 4/25/33 (d)	1,600,221	1,611,127
Series 2006-33 Class CF, 0.5037% 5/25/36 (d)	171,816	171,697
Series 2008-76 Class EF, 0.7037% 9/25/23 (d)	44,025	44,166
Series 2010-86 Class FE, 0.6537% 8/25/25 (d)	284,306	285,798
floater planned amortization class:
Series 2004-52 Class PF 0.6537% 12/25/33 (d)	3,281,575	3,295,565
Series 2005-90 Class FC, 0.4537% 10/25/35 (d)	173,955	173,946
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	496,092	532,218
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	408,804	415,134
Series 2009-69 Class EA, 5% 10/25/36	1,754,551	1,793,065
Series 2011-16 Class FB, 0.3537% 3/25/31 (d)	1,925,535	1,923,218
sequential payer floater:
Series 2005-74 Class DF, 0.5537% 7/25/35 (d)	4,456,648	4,460,671
Series 2005-83 Class FP, 0.5337% 10/25/35 (d)	6,133,614	6,132,775
Series 2011-23 Class AB, 2.75% 6/25/20	144,882	149,747
Freddie Mac:
floater:
Series 2711 Class FC, 1.1057% 2/15/33 (d)	435,527	442,273
Series 3346 Class FA, 0.4357% 2/15/19 (d)	3,741,896	3,747,285
Series 3879 Class AF, 0.6357% 6/15/41 (d)	632,491	634,021
floater planned amortization:
Series 3102 Class FD, 0.5057% 1/15/36 (d)	496,762	497,685
Series 4020 Class EF 0.6557% 2/15/42 (d)	3,562,919	3,563,331
Series 4057 Class EF, 0.5557% 12/15/41 (d)	2,845,009	2,855,014
floater planned amortization class:
Series 2953 Class LF, 0.5057% 12/15/34 (d)	2,379,098	2,380,536
Series 3117 Class JF, 0.5057% 2/15/36 (d)	195,277	195,511
floater sequential payer:
Series 2828 Class TF, 0.6557% 10/15/30 (d)	944,146	947,712
Series 3046 Class F, 0.5757% 3/15/33 (d)	2,392,976	2,387,957
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer:
Series 3387 Class DF, 0.3857% 10/15/17 (d)	$ 232,847	$ 232,834
planned amortization Series 2836 Class PX, 4% 5/15/18	986,681	1,005,560
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	724,373	753,479
Series 3792 Class DF, 0.6057% 11/15/40 (d)	782,516	784,835
sequential payer:
Series 2582 Class CG, 4% 11/15/17	289,910	293,505
Series 2924 Class DA, 4.5% 2/15/19	326,985	331,599
Series 3560 Class LA, 2% 8/15/14	153,463	153,498
Series 3573 Class LC, 1.85% 8/15/14	423,588	425,645
Series 3659 Class EJ 3% 6/15/18	626,717	646,909
Series 3696 Class AE, 1.2% 7/15/15	272,845	274,468
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.8057% 11/16/39 (d)	245,675	247,768
Series 2009-116 Class KF, 0.7357% 12/16/39 (d)	212,886	214,297
Series 2009-127 Class FA, 0.7547% 9/20/38 (d)	271,630	273,624
Series 2010-9 Class FA, 0.7257% 1/16/40 (d)	314,620	316,672
floater planned amortization Series 2004-80 Class FM, 0.5047% 7/20/34 (d)	1,751,810	1,752,640
floater sequential payer Series 2010-120 Class FB 0.5047% 9/20/35 (d)	322,768	323,033
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	134,199	137,573
Series 2010-99 Class PT, 3.5% 8/20/33	167,539	172,420
Series 2012-149 Class LF, 0.4547% 12/20/42 (d)	428,468	428,268
TOTAL U.S. GOVERNMENT AGENCY		47,409,079
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,151,890)		51,039,275
Commercial Mortgage Securities - 1.6%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3557% 8/15/17 (c)(d)	560,000	565,534
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4277% 2/5/19 (c)(d)	584,594	573,036
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	190,367	191,917
Commercial Mortgage Securities - continued
	Principal Amount	Value
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.108% 12/5/31 (c)(d)	$ 270,000	$ 270,001
Class A2FL, 1.108% 12/5/31 (c)(d)	350,000	350,002
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.444% 5/10/40 (d)	119,629	121,057
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(d)	301,076	301,446
Class A2, 1.2601% 3/6/20 (c)(d)	250,000	250,437
Class C, 2.0056% 3/6/20 (c)(d)	300,000	301,192
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	5,154	5,180
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	101,600	103,103
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	171,338	173,373
Series 2012-GC6 Class A1, 1.282% 1/10/45	82,599	83,306
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,886
Series 2003-CB7 Class A4, 4.879% 1/12/38 (d)	97,917	100,220
Series 2012-C6 Class A1, 1.0305% 5/15/45	252,896	254,562
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	120,885	121,826
Series 2007-LD11 Class A2, 5.7967% 6/15/49 (d)	129,197	133,381
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	37,199	37,296
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.409% 7/15/19 (c)(d)	247,826	99,130
Series 2007-XLFA:
Class A2, 0.306% 10/15/20 (c)(d)	214,098	211,978
Class B, 0.336% 10/15/20 (c)(d)	440,000	422,281
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	21,916	21,947
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	$ 85,756	$ 86,618
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A2, 0.329% 9/15/21 (c)(d)	249,045	244,555
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,680,819)		5,235,264
Municipal Securities - 1.0%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (d)(e)	2,000,000	2,000,000
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	1,375,000	1,450,158
TOTAL MUNICIPAL SECURITIES (Cost $3,454,202)		3,450,158
Certificates of Deposit - 1.2%

Bank of Nova Scotia yankee:
0.723% 10/18/13 (d)	2,000,000	2,006,778
0.81% 2/10/14 (d)	1,000,000	1,004,786
Nordea Bank Finland PLC yankee 0.7918% 2/7/13 (d)	1,000,000	1,000,043
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,998,812)		4,011,607
Commercial Paper - 0.9%

British Telecommunications PLC 1.5% 5/14/13	1,000,000	998,278
Vodafone Group PLC yankee:
0.77% 12/30/13	1,000,000	993,127
1.25% 3/12/13	1,000,000	999,663
TOTAL COMMERCIAL PAPER (Cost $2,987,295)		2,991,068
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a) (Cost $2,580,205)	2,580,205	$ 2,580,205
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $335,893,993)		334,991,131
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,211,502)
NET ASSETS - 100%		$ 333,779,629
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,343,823 or 18.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,074
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 191,676,847	$ -	$ 191,676,847	$ -
U.S. Government Agency - Mortgage Securities	5,231,185	-	5,231,185	-
Asset-Backed Securities	68,775,522	-	68,775,522	-
Collateralized Mortgage Obligations	51,039,275	-	51,039,275	-
Commercial Mortgage Securities	5,235,264	-	5,136,134	99,130
Municipal Securities	3,450,158	-	3,450,158	-
Certificates of Deposit	4,011,607	-	4,011,607	-
Commercial Paper	2,991,068	-	2,991,068	-
Money Market Funds	2,580,205	2,580,205	-	-
Total Investments in Securities:	$ 334,991,131	$ 2,580,205	$ 332,311,796	$ 99,130
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.3%
United Kingdom	5.2%
Canada	3.7%
Netherlands	2.8%
Australia	2.7%
Japan	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $333,313,788)	$ 332,410,926
Fidelity Central Funds (cost $2,580,205)	2,580,205
Total Investments (cost $335,893,993)		$ 334,991,131
Receivable for fund shares sold		391,556
Interest receivable		362,884
Distributions receivable from Fidelity Central Funds		786
Receivable from investment adviser for expense reductions		116
Other receivables		198
Total assets		335,746,671

Liabilities
Payable for investments purchased	$ 1,079,895
Payable for fund shares redeemed	756,324
Distributions payable	1,614
Accrued management fee	87,496
Distribution and service plan fees payable	2,336
Other affiliated payables	39,377
Total liabilities		1,967,042

Net Assets		$ 333,779,629
Net Assets consist of:
Paid in capital		$ 461,341,708
Undistributed net investment income		163,625
Accumulated undistributed net realized gain (loss) on investments		(126,822,842)
Net unrealized appreciation (depreciation) on investments		(902,862)
Net Assets		$ 333,779,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,147,622 ÷ 1,717,124 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Class T: Net Asset Value and redemption price per share ($3,146,132 ÷ 381,822 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($308,056,213 ÷ 37,385,139 shares)	$ 8.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,429,662 ÷ 1,023,079 shares)	$ 8.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Interest		$ 1,550,076
Income from Fidelity Central Funds		5,074
Total income		1,555,150

Expenses
Management fee	$ 516,152
Transfer agent fees	173,425
Distribution and service plan fees	14,023
Fund wide operations fee	57,364
Independent trustees' compensation	612
Miscellaneous	400
Total expenses before reductions	761,976
Expense reductions	(774)	761,202
Net investment income (loss)		793,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	310,318
Futures contracts	17,414
Total net realized gain (loss)		327,732
Change in net unrealized appreciation (depreciation) on: Investment securities	691,390
Futures contracts	(17,098)
Total change in net unrealized appreciation (depreciation)		674,292
Net gain (loss)		1,002,024
Net increase (decrease) in net assets resulting from operations		$ 1,795,972

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 793,948	$ 1,324,555
Net realized gain (loss)	327,732	(161,606)
Change in net unrealized appreciation (depreciation)	674,292	577,855
Net increase (decrease) in net assets resulting from operations	1,795,972	1,740,804
Distributions to shareholders from net investment income	(666,534)	(1,226,234)
Share transactions - net increase (decrease)	6,942,814	65,951,070
Redemption fees	5,491	17,158
Total increase (decrease) in net assets	8,077,743	66,482,798

Net Assets
Beginning of period	325,701,886	259,219,088
End of period (including undistributed net investment income of $163,625 and undistributed net investment income of $36,211, respectively)	$ 333,779,629	$ 325,701,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) E	.012	.023	.013	.047	.091	.384
Net realized and unrealized gain (loss)	.027	.007	.051	.040	(.167)	(1.612)
Total from investment operations	.039	.030	.064	.087	(.076)	(1.228)
Distributions from net investment income	(.009)	(.020)	(.015)	(.047)	(.071)	(.294)
Tax return of capital	-	-	-	-	(.003)	(.039)
Total distributions	(.009)	(.020)	(.015)	(.047)	(.074)	(.333)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C, D	.47%	.36%	.80%	1.08%	(.92)%	(12.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.66%	.63%	.64%	.68%	.67%
Expenses net of fee waivers, if any	.65% A	.66%	.63%	.64%	.68%	.67%
Expenses net of all reductions	.65% A	.66%	.63%	.64%	.67%	.66%
Net investment income (loss)	.29% A	.28%	.16%	.58%	1.13%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,148	$ 15,635	$ 12,242	$ 18,129	$ 8,033	$ 6,268
Portfolio turnover rate G	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) E	.010	.019	.009	.044	.090	.377
Net realized and unrealized gain (loss)	.027	.007	.052	.040	(.168)	(1.607)
Total from investment operations	.037	.026	.061	.084	(.078)	(1.230)
Distributions from net investment income	(.007)	(.016)	(.012)	(.044)	(.069)	(.292)
Tax return of capital	-	-	-	-	(.003)	(.039)
Total distributions	(.007)	(.016)	(.012)	(.044)	(.072)	(.331)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C, D	.45%	.32%	.76%	1.03%	(.94)%	(12.72)%
Ratios to Average Net Assets F, H
Expenses before reductions	.74% A	.72%	.68%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.70% A	.70%	.68%	.68%	.69%	.69%
Expenses net of all reductions	.70% A	.70%	.68%	.68%	.69%	.69%
Net investment income (loss)	.24% A	.23%	.12%	.54%	1.11%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,146	$ 3,312	$ 4,811	$ 5,334	$ 3,114	$ 2,910
Portfolio turnover rate G	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) D	.020	.040	.028	.063	.111	.404
Net realized and unrealized gain (loss)	.027	.006	.051	.040	(.169)	(1.603)
Total from investment operations	.047	.046	.079	.103	(.058)	(1.199)
Distributions from net investment income	(.017)	(.036)	(.030)	(.063)	(.088)	(.310)
Tax return of capital	-	-	-	-	(.004)	(.042)
Total distributions	(.017)	(.036)	(.030)	(.063)	(.092)	(.352)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C	.58%	.57%	.99%	1.27%	(.70)%	(12.42)%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44%	.45%
Net investment income (loss)	.49% A	.48%	.34%	.77%	1.36%	4.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,056	$ 291,005	$ 239,921	$ 239,266	$ 217,282	$ 315,401
Portfolio turnover rate F	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) D	.018	.037	.025	.057	.102	.416
Net realized and unrealized gain (loss)	.027	.009	.051	.040	(.168)	(1.619)
Total from investment operations	.045	.046	.076	.097	(.066)	(1.203)
Distributions from net investment income	(.015)	(.036)	(.027)	(.057)	(.081)	(.306)
Tax return of capital	-	-	-	-	(.003)	(.042)
Total distributions	(.015)	(.036)	(.027)	(.057)	(.084)	(.348)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C	.55%	.56%	.95%	1.20%	(.80)%	(12.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A	.48%	.49%	.52%	.58%	.48%
Expenses net of fee waivers, if any	.50% A	.48%	.49%	.52%	.55%	.48%
Expenses net of all reductions	.50% A	.48%	.49%	.52%	.54%	.48%
Net investment income (loss)	.44% A	.45%	.31%	.70%	1.26%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,430	$ 15,750	$ 2,245	$ 1,206	$ 623	$ 594
Portfolio turnover rate F	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,372,207
Gross unrealized depreciation	(2,105,007)
Net unrealized appreciation (depreciation) on securities and other investments	$ (732,800)

Tax cost	$ 335,723,931

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,237,520)
Total capital loss carryforward	$ (126,852,880)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $17,414 and a change in net unrealized appreciation (depreciation) of $(17,098) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $118,867,926 and $85,008,566, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 11,578	$ 775
Class T	-%	.15%	2,445	2
			$ 14,023	$ 777

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,372
Class T	471
$ 1,843

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,106.16
Class T	4,084.25
Ultra-Short Bond	150,387.10
Institutional Class	6,848.16
	$ 173,425

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $400 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class T	.70%	$ 735

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $39.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 16,569	$ 38,543
Class T	2,723	7,892
Ultra-Short Bond	631,281	1,158,011
Institutional Class	15,961	21,788
Total	$ 666,534	$ 1,226,234

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	324,212	1,603,688	$ 2,670,036	$ 13,112,637
Reinvestment of distributions	1,704	3,920	14,023	32,092
Shares redeemed	(513,119)	(1,196,047)	(4,224,665)	(9,779,740)
Net increase (decrease)	(187,203)	411,561	$ (1,540,606)	$ 3,364,989
Class T
Shares sold	50,111	331,712	$ 412,700	$ 2,711,930
Reinvestment of distributions	310	897	2,552	7,343
Shares redeemed	(71,927)	(515,942)	(592,185)	(4,218,475)
Net increase (decrease)	(21,506)	(183,333)	$ (176,933)	$ (1,499,202)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Ultra-Short Bond
Shares sold	5,766,323	16,883,162	$ 47,468,005	$ 138,113,317
Reinvestment of distributions	75,366	138,342	620,511	1,132,483
Shares redeemed	(3,896,662)	(10,834,545)	(32,082,621)	(88,649,539)
Net increase (decrease)	1,945,027	6,186,959	$ 16,005,895	$ 50,596,261
Institutional Class
Shares sold	340,241	1,909,832	$ 2,801,393	$ 15,655,264
Reinvestment of distributions	1,699	2,252	13,983	18,456
Shares redeemed	(1,237,083)	(267,573)	(10,160,918)	(2,184,698)
Net increase (decrease)	(895,143)	1,644,511	$ (7,345,542)	$ 13,489,022

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class T show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class was comparable to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AUSBI-USAN-0313
1.804596.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Class A and Class T

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	.65%
Actual		$ 1,000.00	$ 1,004.70	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Class T	.70%
Actual		$ 1,000.00	$ 1,004.50	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,005.80	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,005.50	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2013	As of July 31, 2012
U.S. Government and U.S. Government Agency Obligations 15.8%	U.S. Government and U.S. Government Agency Obligations 22.7%
AAA 22.9%	AAA 19.9%
AA 14.8%	AA 14.5%
A 25.8%	A 24.2%
BBB 18.0%	BBB 13.8%
BB and Below 0.0%	BB and Below 0.3%
Not Rated 0.2%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2013
6 months ago
Years	1.5	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2013
6 months ago
Years	0.3	0.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Corporate Bonds 57.4%		Corporate Bonds 53.1%
	U.S. Government and U.S. Government Agency Obligations 15.8%		U.S. Government and U.S. Government Agency Obligations 22.7%
	Asset-Backed Securities 20.6%		Asset-Backed Securities 18.2%
	CMOs and Other Mortgage Related Securities 2.7%		CMOs and Other Mortgage Related Securities 3.2%
	Municipal Bonds 1.0%		Municipal Bonds 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	17.7%	** Foreign investments	16.4%
* Futures and Swaps	0.0%	** Futures and Swaps	9.2%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.5%
Johnson Controls, Inc. 0.7228% 2/4/14 (d)	$ 1,500,000	$ 1,503,879
Automobiles - 2.3%
Daimler Finance North America LLC:
0.905% 1/9/15 (c)(d)	2,000,000	1,999,276
1.085% 4/10/14 (c)(d)	1,250,000	1,255,798
Volkswagen International Finance NV:
0.9115% 11/20/14 (c)(d)	2,000,000	1,999,300
0.918% 4/1/14 (c)(d)	2,500,000	2,507,523
		7,761,897
TOTAL CONSUMER DISCRETIONARY		9,265,776
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.9%
Walgreen Co. 0.8095% 3/13/14 (d)	3,000,000	3,004,614
Food Products - 0.9%
General Mills, Inc.:
0.6005% 1/29/16 (d)	609,000	609,543
0.66% 5/16/14 (d)	2,475,000	2,482,645
		3,092,188
TOTAL CONSUMER STAPLES		6,096,802
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Total Capital Canada Ltd. 0.683% 1/15/16 (d)	3,000,000	3,011,238
FINANCIALS - 44.0%
Capital Markets - 8.9%
Goldman Sachs Group, Inc.:
0.911% 9/29/14 (d)	1,000,000	998,781
1.3118% 2/7/14 (d)	2,000,000	2,008,826
HSBC Bank PLC 1.103% 1/17/14 (c)(d)	3,000,000	3,019,728
JPMorgan Chase & Co.:
0.964% 10/15/15 (d)	7,375,000	7,406,742
1.102% 1/24/14 (d)	2,625,000	2,644,215
Merrill Lynch & Co., Inc. 0.7491% 1/15/15 (d)	3,500,000	3,469,228
Morgan Stanley 0.605% 1/9/14 (d)	2,000,000	1,991,650
State Street Corp. 0.6605% 3/7/14 (d)	2,000,000	2,006,320
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp.:
0.532% 10/23/15 (d)	$ 1,000,000	$ 999,757
0.5705% 7/28/14 (d)	2,000,000	2,005,090
UBS AG Stamford Branch 1.3005% 1/28/14 (d)	2,963,000	2,983,548
		29,533,885
Commercial Banks - 19.1%
ABN AMRO Bank NV 2.0715% 1/30/14 (c)(d)	1,000,000	1,012,740
ANZ Banking Group Ltd. 1.045% 1/10/14 (c)(d)	1,000,000	1,006,019
Bank of Montreal 0.7795% 9/11/15 (d)	2,400,000	2,410,142
Bank of Nova Scotia 1.345% 1/12/15 (d)	1,000,000	1,014,761
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.9715% 2/24/14 (c)(d)	500,000	501,681
Barclays Bank PLC 1.345% 1/13/14 (d)	3,500,000	3,522,064
BB&T Corp. 1.0005% 4/28/14 (d)	2,000,000	2,011,652
BNP Paribas:
0.705% 4/8/13 (d)	1,000,000	1,000,598
1.205% 1/10/14 (d)	1,000,000	1,004,823
Commonwealth Bank of Australia:
1.038% 3/17/14 (c)(d)	2,500,000	2,517,453
1.108% 9/18/15 (c)(d)	1,000,000	1,009,712
Credit Suisse New York Branch:
1.265% 1/14/14 (d)	2,500,000	2,516,760
2.2% 1/14/14	1,000,000	1,015,596
Danske Bank A/S 1.355% 4/14/14 (c)(d)	500,000	502,946
Fifth Third Bancorp 6.25% 5/1/13	1,000,000	1,013,568
Fifth Third Bank 0.421% 5/17/13 (d)	3,000,000	2,996,739
ING Bank NV 1.623% 10/18/13 (c)(d)	500,000	503,808
KeyBank NA 5.8% 7/1/14	1,000,000	1,069,620
KeyCorp. 6.5% 5/14/13	2,000,000	2,032,514
National Australia Bank Ltd. 0.602% 1/22/15 (c)(d)	1,500,000	1,499,421
PNC Bank NA 0.611% 1/28/16 (d)	2,000,000	2,004,146
PNC Funding Corp. 0.5005% 1/31/14 (d)	2,000,000	2,002,586
Rabobank (Netherlands) NV 0.655% 4/14/14 (d)	3,250,000	3,252,278
Royal Bank of Canada:
0.603% 4/17/14 (d)	2,500,000	2,509,243
1.0015% 10/30/14 (d)	1,000,000	1,009,159
Societe Generale 2.2% 9/14/13 (c)	1,122,000	1,128,487
Sumitomo Mitsui Banking Corp. 1.252% 7/22/14 (c)(d)	3,801,000	3,832,697
SunTrust Banks, Inc. 0.608% 4/1/15 (d)	2,509,000	2,453,275
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank:
0.605% 7/14/14 (d)	$ 2,000,000	$ 2,006,924
0.7628% 11/1/13 (d)	500,000	501,300
U.S. Bank NA 0.585% 10/14/14 (d)	1,510,000	1,512,197
Union Bank NA 1.2605% 6/6/14 (d)	2,000,000	2,015,872
Wachovia Bank NA 0.6928% 11/3/14 (d)	3,500,000	3,489,707
Wells Fargo Bank NA 2.3588% 5/16/16 (d)	3,000,000	2,947,977
Westpac Banking Corp.:
1.041% 3/31/14 (c)(d)	1,000,000	1,006,673
1.07% 9/25/15 (d)	2,000,000	2,012,194
		63,847,332
Consumer Finance - 8.2%
American Express Credit Corp.:
0.76% 11/13/15 (d)	3,363,000	3,367,621
1.16% 6/24/14 (d)	382,000	385,615
1.4105% 6/12/15 (d)	1,000,000	1,018,614
American Honda Finance Corp. 0.7618% 5/8/14 (c)(d)	2,000,000	2,009,314
Capital One Financial Corp.:
0.9528% 11/6/15 (d)	1,500,000	1,503,261
1.454% 7/15/14 (d)	5,040,000	5,090,869
Caterpillar Financial Services Corp. 0.66% 2/9/15 (d)	2,000,000	2,008,054
General Electric Capital Corp.:
0.905% 1/8/16 (d)	2,000,000	2,005,818
1.002% 4/24/14 (d)	2,090,000	2,106,576
1.155% 1/7/14 (d)	5,000,000	5,040,530
HSBC Finance Corp. 0.554% 1/15/14 (d)	800,000	799,407
Toyota Motor Credit Corp. 0.4815% 11/21/14 (d)	2,000,000	1,999,296
		27,334,975
Diversified Financial Services - 5.9%
Bank of America Corp. 1.855% 7/11/14 (d)	2,000,000	2,028,858
BP Capital Markets PLC 0.9095% 3/11/14 (d)	2,000,000	2,011,750
Citigroup, Inc.:
0.5928% 11/5/14 (d)	2,000,000	1,985,446
1.755% 1/13/14 (d)	3,341,000	3,375,382
2.31% 8/13/13 (d)	1,500,000	1,513,514
MassMutual Global Funding II:
0.4705% 12/6/13 (c)(d)	841,000	841,994
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
MassMutual Global Funding II: - continued
0.685% 1/14/14 (c)(d)	$ 2,942,000	$ 2,949,084
MetLife Institutional Funding II 0.675% 1/6/15 (c)(d)	5,000,000	5,005,825
		19,711,853
Insurance - 1.9%
Monumental Global Funding III 0.504% 1/15/14 (c)(d)	2,000,000	1,999,198
New York Life Global Funding 0.565% 4/4/14 (c)(d)	1,400,000	1,405,054
Principal Life Global Funding II 0.93% 7/9/14 (c)(d)	1,500,000	1,499,909
Principal Life Income Funding Trusts 0.4918% 11/8/13 (d)	1,425,000	1,425,865
		6,330,026
TOTAL FINANCIALS		146,758,071
HEALTH CARE - 1.6%
Pharmaceuticals - 1.6%
AbbVie, Inc. 1.0718% 11/6/15 (c)(d)	3,000,000	3,045,906
Teva Pharmaceutical Finance Co. BV 1.2118% 11/8/13 (d)	1,250,000	1,257,214
Teva Pharmaceutical Finance III BV 0.81% 3/21/14 (d)	1,000,000	1,004,851
		5,307,971
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.6%
Hewlett-Packard Co. 0.5915% 5/24/13 (d)	2,000,000	1,996,194
Office Electronics - 0.6%
Xerox Corp. 1.13% 5/16/14 (d)	2,195,000	2,190,794
TOTAL INFORMATION TECHNOLOGY		4,186,988
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
British Telecommunications PLC 1.434% 12/20/13 (d)	2,445,000	2,465,296
Qwest Corp. 3.558% 6/15/13 (d)	1,000,000	1,006,109
Verizon Communications, Inc. 0.92% 3/28/14 (d)	3,000,000	3,020,310
		6,491,715
UTILITIES - 3.2%
Electric Utilities - 1.6%
Appalachian Power Co. 0.685% 8/16/13 (d)	1,937,000	1,939,588
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 1,400,000	$ 1,457,728
Duke Energy Corp. 3.95% 9/15/14	431,000	452,986
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	532,552
Northeast Utilities 1.059% 9/20/13 (d)	810,000	813,521
		5,196,375
Multi-Utilities - 1.6%
Dominion Resources, Inc. 5% 3/15/13	1,000,000	1,005,229
DTE Energy Co. 1.0105% 6/3/13 (d)	1,183,000	1,184,664
Sempra Energy 1.068% 3/15/14 (d)	3,157,000	3,172,018
		5,361,911
TOTAL UTILITIES		10,558,286
TOTAL NONCONVERTIBLE BONDS (Cost $190,879,486)		191,676,847
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.6%
2.374% 6/1/35 (d)	886,558	947,134
2.38% 7/1/35 (d)	686,853	730,477
2.429% 12/1/34 (d)	463,672	494,806
2.492% 11/1/34 (d)	467,597	499,593
2.619% 2/1/34 (d)	265,332	278,177
2.644% 6/1/35 (d)	387,500	413,836
2.674% 11/1/34 (d)	414,595	442,206
2.691% 10/1/35 (d)	927,854	987,761
2.792% 7/1/34 (d)	407,521	437,195
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,009,669)		5,231,185
Asset-Backed Securities - 20.6%

Ally Auto Receivables Trust:
Series 2012-1 Class A2, 0.71% 9/15/14	486,172	486,818
Series 2012-2 Class A2, 0.56% 10/15/14	248,455	248,637
Series 2012-3 Class A2, 0.7% 1/15/15	946,114	947,607
Series 2012-SN1:
Class A2, 0.51% 12/22/14	1,000,000	1,000,149
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2012-SN1:
Class A3, 0.57% 8/20/15	$ 400,000	$ 400,006
Ally Master Owner Trust:
Series 2011-1 Class A1, 1.0757% 1/15/16 (d)	3,290,000	3,309,727
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	223,255
Series 2011-5 Class A1, 0.8557% 6/15/15 (d)	510,000	510,581
Series 2012-2 Class A, 0.7057% 3/15/16 (d)	1,000,000	1,000,391
Series 2012-3 Class A2, 1.21% 6/15/17	1,000,000	1,003,056
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	591,909	592,841
Series 2011-2 Class A2, 0.9% 9/8/14	7,027	7,027
Series 2011-4 Class A/S, 0.92% 3/9/15	177,500	177,677
Series 2011-5 Class A2, 1.19% 8/8/15	58,193	58,341
Series 2012-1 Class A2, 0.91% 10/8/15	685,687	687,323
Series 2012-2 Class A2, 0.76% 10/8/15	2,117,563	2,121,038
Series 2012-5 Class A2, 0.51% 1/8/16	1,000,000	999,911
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-2A Class A, 5.68% 2/20/14 (c)	30,000	30,080
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.609% 9/15/17 (c)(d)	2,260,000	2,256,878
BMW Vehicle Lease Trust Series 2012-1 Class A2, 0.59% 6/20/14	642,366	642,845
Capital Auto Receivables Asset Trust:
Series 2008-2 Class B, 6.46% 12/15/14 (c)	808,286	814,251
Series 2008-A Class B, 6.89% 1/15/15 (c)	179,148	180,191
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	2,000,000	1,999,892
Chase Issuance Trust:
Series 2012-A Class A1, 0.3057% 5/16/16 (d)	2,000,000	2,001,055
Series 2012-A6 Class A, 0.3357% 8/15/17 (d)	2,000,000	2,001,784
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (c)	2,750,000	2,753,702
Class A3, 1.1% 8/22/16 (c)	482,003	483,185
CNH Equipment Trust Series 2012-D Class A2, 0.51% 4/15/16	1,000,000	999,993
Discover Card Master Trust:
Series 2012-A2 Class A2, 0.3557% 10/17/16 (d)	1,000,000	1,000,842
Series 2012-A5 Class A5, 0.4057% 1/16/18 (d)	5,000,000	5,006,153
Fannie Mae Series 2004-T5:
Class AB1, 0.7075% 5/28/35 (d)	80,751	66,024
Class AB3, 1.0037% 5/28/35 (d)	32,052	24,960
Ford Credit Auto Lease Trust:
Series 2011-A Class A2, 0.74% 9/15/13	45,496	45,503
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust: - continued
Series 2012-A Class A2, 0.63% 4/15/14	$ 1,576,324	$ 1,577,736
Series 2012-B Class A2, 0.54% 11/15/14	150,000	150,087
Ford Credit Auto Owner Trust Series 2012-B Class A2, 0.57% 1/15/15	632,622	632,877
Ford Credit Auto Owner Trust 2012-D Series 2012-D Class A2, 0.4% 9/15/15	1,000,000	999,771
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	241,559
Series 2012-1 Class A, 0.679% 1/15/16 (d)	5,000,000	5,015,480
Series 2012-4 Class A1, 0.74% 9/15/16	745,000	744,985
Fremont Home Loan Trust Series 2005-A Class M4, 1.2237% 1/25/35 (d)	125,000	15,346
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	865,407
Series 2012-4 Class A, 0.5057% 6/15/18 (d)	5,000,000	5,010,220
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	430,000	430,731
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	250,664	251,011
Series 2012-2 Class A2, 0.47% 4/24/15	510,000	509,819
Home Equity Asset Trust Series 2003-5 Class A2, 0.9037% 12/25/33 (d)	10,566	8,913
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	106,936	107,027
Hyundai Auto Receivables Trust Series 2012-B Class A2, 0.54% 1/15/15	1,500,000	1,501,319
John Deere Owner Trust:
Series 2012-A Class A2, 0.59% 6/16/14	341,108	341,282
Series 2012-B Class A2, 0.43% 2/17/15	2,000,000	2,000,775
Mercedes Benz Master Owner Trust Series 2012-BA Class A, 0.482% 11/15/16 (c)(d)	2,370,000	2,370,234
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6737% 8/25/35 (d)	20,366	19,031
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5437% 8/25/34 (d)	65,756	57,428
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.679% 5/15/17 (d)	2,250,000	2,255,494
Ocala Funding LLC Series 2006-1A Class A, 1.6047% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6537% 9/25/34 (d)	435,000	127,282
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2, 0.44% 2/23/15 (c)	1,000,000	999,971
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0037% 4/25/33 (d)	$ 1,451	$ 1,348
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	60,376	60,447
Series 2011-4 Class A2, 1.37% 3/16/15	110,873	111,180
Series 2012-1 Class A2, 1.25% 4/15/15	445,974	447,396
Series 2012-2 Class A2, 0.91% 5/15/15	359,257	360,128
Series 2012-3 Class A2, 0.83% 4/15/15	815,197	816,784
Series 2013-1 Class A2, 0.48% 2/16/16	790,000	789,751
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.3637% 2/27/17 (d)	1,702,719	1,703,750
Series 2012-7 Class A2, 0.489% 9/25/19 (d)	1,000,000	999,999
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0637% 9/25/34 (d)	21,802	19,835
Volkswagen Auto Lease Trust:
Series 2010-A Class A4, 1.18% 10/20/15	120,000	120,053
Series 2011-A Class A2, 1% 2/20/14	48,242	48,277
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	117,887	118,437
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	1,500,000	1,501,824
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	1,360,000	1,360,805
TOTAL ASSET-BACKED SECURITIES (Cost $70,151,615)		68,775,522
Collateralized Mortgage Obligations - 15.3%

Private Sponsor - 1.1%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.461% 5/17/60 (c)(d)	1,740,000	1,740,710
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.511% 11/19/47 (c)(d)	141,549	141,790
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3447% 12/20/54 (c)(d)	285,356	281,076
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (d)	299,883	297,738
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.702% 1/20/44 (d)	42,441	42,152
Series 2004-1 Class 2A1, 0.629% 3/20/44 (d)	674,480	669,657
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-3 Class 2A1, 0.589% 9/20/44 (d)	$ 284,018	$ 281,987
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5337% 12/25/34 (d)	186,118	175,086
TOTAL PRIVATE SPONSOR		3,630,196
U.S. Government Agency - 14.2%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.7037% 4/25/33 (d)	1,600,221	1,611,127
Series 2006-33 Class CF, 0.5037% 5/25/36 (d)	171,816	171,697
Series 2008-76 Class EF, 0.7037% 9/25/23 (d)	44,025	44,166
Series 2010-86 Class FE, 0.6537% 8/25/25 (d)	284,306	285,798
floater planned amortization class:
Series 2004-52 Class PF 0.6537% 12/25/33 (d)	3,281,575	3,295,565
Series 2005-90 Class FC, 0.4537% 10/25/35 (d)	173,955	173,946
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	496,092	532,218
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	408,804	415,134
Series 2009-69 Class EA, 5% 10/25/36	1,754,551	1,793,065
Series 2011-16 Class FB, 0.3537% 3/25/31 (d)	1,925,535	1,923,218
sequential payer floater:
Series 2005-74 Class DF, 0.5537% 7/25/35 (d)	4,456,648	4,460,671
Series 2005-83 Class FP, 0.5337% 10/25/35 (d)	6,133,614	6,132,775
Series 2011-23 Class AB, 2.75% 6/25/20	144,882	149,747
Freddie Mac:
floater:
Series 2711 Class FC, 1.1057% 2/15/33 (d)	435,527	442,273
Series 3346 Class FA, 0.4357% 2/15/19 (d)	3,741,896	3,747,285
Series 3879 Class AF, 0.6357% 6/15/41 (d)	632,491	634,021
floater planned amortization:
Series 3102 Class FD, 0.5057% 1/15/36 (d)	496,762	497,685
Series 4020 Class EF 0.6557% 2/15/42 (d)	3,562,919	3,563,331
Series 4057 Class EF, 0.5557% 12/15/41 (d)	2,845,009	2,855,014
floater planned amortization class:
Series 2953 Class LF, 0.5057% 12/15/34 (d)	2,379,098	2,380,536
Series 3117 Class JF, 0.5057% 2/15/36 (d)	195,277	195,511
floater sequential payer:
Series 2828 Class TF, 0.6557% 10/15/30 (d)	944,146	947,712
Series 3046 Class F, 0.5757% 3/15/33 (d)	2,392,976	2,387,957
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer:
Series 3387 Class DF, 0.3857% 10/15/17 (d)	$ 232,847	$ 232,834
planned amortization Series 2836 Class PX, 4% 5/15/18	986,681	1,005,560
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	724,373	753,479
Series 3792 Class DF, 0.6057% 11/15/40 (d)	782,516	784,835
sequential payer:
Series 2582 Class CG, 4% 11/15/17	289,910	293,505
Series 2924 Class DA, 4.5% 2/15/19	326,985	331,599
Series 3560 Class LA, 2% 8/15/14	153,463	153,498
Series 3573 Class LC, 1.85% 8/15/14	423,588	425,645
Series 3659 Class EJ 3% 6/15/18	626,717	646,909
Series 3696 Class AE, 1.2% 7/15/15	272,845	274,468
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.8057% 11/16/39 (d)	245,675	247,768
Series 2009-116 Class KF, 0.7357% 12/16/39 (d)	212,886	214,297
Series 2009-127 Class FA, 0.7547% 9/20/38 (d)	271,630	273,624
Series 2010-9 Class FA, 0.7257% 1/16/40 (d)	314,620	316,672
floater planned amortization Series 2004-80 Class FM, 0.5047% 7/20/34 (d)	1,751,810	1,752,640
floater sequential payer Series 2010-120 Class FB 0.5047% 9/20/35 (d)	322,768	323,033
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	134,199	137,573
Series 2010-99 Class PT, 3.5% 8/20/33	167,539	172,420
Series 2012-149 Class LF, 0.4547% 12/20/42 (d)	428,468	428,268
TOTAL U.S. GOVERNMENT AGENCY		47,409,079
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,151,890)		51,039,275
Commercial Mortgage Securities - 1.6%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3557% 8/15/17 (c)(d)	560,000	565,534
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.4277% 2/5/19 (c)(d)	584,594	573,036
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	190,367	191,917
Commercial Mortgage Securities - continued
	Principal Amount	Value
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.108% 12/5/31 (c)(d)	$ 270,000	$ 270,001
Class A2FL, 1.108% 12/5/31 (c)(d)	350,000	350,002
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.444% 5/10/40 (d)	119,629	121,057
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(d)	301,076	301,446
Class A2, 1.2601% 3/6/20 (c)(d)	250,000	250,437
Class C, 2.0056% 3/6/20 (c)(d)	300,000	301,192
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	5,154	5,180
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	101,600	103,103
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	171,338	173,373
Series 2012-GC6 Class A1, 1.282% 1/10/45	82,599	83,306
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,886
Series 2003-CB7 Class A4, 4.879% 1/12/38 (d)	97,917	100,220
Series 2012-C6 Class A1, 1.0305% 5/15/45	252,896	254,562
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	120,885	121,826
Series 2007-LD11 Class A2, 5.7967% 6/15/49 (d)	129,197	133,381
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	37,199	37,296
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.409% 7/15/19 (c)(d)	247,826	99,130
Series 2007-XLFA:
Class A2, 0.306% 10/15/20 (c)(d)	214,098	211,978
Class B, 0.336% 10/15/20 (c)(d)	440,000	422,281
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	21,916	21,947
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	$ 85,756	$ 86,618
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A2, 0.329% 9/15/21 (c)(d)	249,045	244,555
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,680,819)		5,235,264
Municipal Securities - 1.0%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (d)(e)	2,000,000	2,000,000
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	1,375,000	1,450,158
TOTAL MUNICIPAL SECURITIES (Cost $3,454,202)		3,450,158
Certificates of Deposit - 1.2%

Bank of Nova Scotia yankee:
0.723% 10/18/13 (d)	2,000,000	2,006,778
0.81% 2/10/14 (d)	1,000,000	1,004,786
Nordea Bank Finland PLC yankee 0.7918% 2/7/13 (d)	1,000,000	1,000,043
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,998,812)		4,011,607
Commercial Paper - 0.9%

British Telecommunications PLC 1.5% 5/14/13	1,000,000	998,278
Vodafone Group PLC yankee:
0.77% 12/30/13	1,000,000	993,127
1.25% 3/12/13	1,000,000	999,663
TOTAL COMMERCIAL PAPER (Cost $2,987,295)		2,991,068
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a) (Cost $2,580,205)	2,580,205	$ 2,580,205
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $335,893,993)		334,991,131
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,211,502)
NET ASSETS - 100%		$ 333,779,629
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,343,823 or 18.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,074
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 191,676,847	$ -	$ 191,676,847	$ -
U.S. Government Agency - Mortgage Securities	5,231,185	-	5,231,185	-
Asset-Backed Securities	68,775,522	-	68,775,522	-
Collateralized Mortgage Obligations	51,039,275	-	51,039,275	-
Commercial Mortgage Securities	5,235,264	-	5,136,134	99,130
Municipal Securities	3,450,158	-	3,450,158	-
Certificates of Deposit	4,011,607	-	4,011,607	-
Commercial Paper	2,991,068	-	2,991,068	-
Money Market Funds	2,580,205	2,580,205	-	-
Total Investments in Securities:	$ 334,991,131	$ 2,580,205	$ 332,311,796	$ 99,130
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.3%
United Kingdom	5.2%
Canada	3.7%
Netherlands	2.8%
Australia	2.7%
Japan	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $333,313,788)	$ 332,410,926
Fidelity Central Funds (cost $2,580,205)	2,580,205
Total Investments (cost $335,893,993)		$ 334,991,131
Receivable for fund shares sold		391,556
Interest receivable		362,884
Distributions receivable from Fidelity Central Funds		786
Receivable from investment adviser for expense reductions		116
Other receivables		198
Total assets		335,746,671

Liabilities
Payable for investments purchased	$ 1,079,895
Payable for fund shares redeemed	756,324
Distributions payable	1,614
Accrued management fee	87,496
Distribution and service plan fees payable	2,336
Other affiliated payables	39,377
Total liabilities		1,967,042

Net Assets		$ 333,779,629
Net Assets consist of:
Paid in capital		$ 461,341,708
Undistributed net investment income		163,625
Accumulated undistributed net realized gain (loss) on investments		(126,822,842)
Net unrealized appreciation (depreciation) on investments		(902,862)
Net Assets		$ 333,779,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,147,622 ÷ 1,717,124 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Class T: Net Asset Value and redemption price per share ($3,146,132 ÷ 381,822 shares)	$ 8.24

Maximum offering price per share (100/98.50 of $8.24)	$ 8.37
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($308,056,213 ÷ 37,385,139 shares)	$ 8.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,429,662 ÷ 1,023,079 shares)	$ 8.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Interest		$ 1,550,076
Income from Fidelity Central Funds		5,074
Total income		1,555,150

Expenses
Management fee	$ 516,152
Transfer agent fees	173,425
Distribution and service plan fees	14,023
Fund wide operations fee	57,364
Independent trustees' compensation	612
Miscellaneous	400
Total expenses before reductions	761,976
Expense reductions	(774)	761,202
Net investment income (loss)		793,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	310,318
Futures contracts	17,414
Total net realized gain (loss)		327,732
Change in net unrealized appreciation (depreciation) on: Investment securities	691,390
Futures contracts	(17,098)
Total change in net unrealized appreciation (depreciation)		674,292
Net gain (loss)		1,002,024
Net increase (decrease) in net assets resulting from operations		$ 1,795,972

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 793,948	$ 1,324,555
Net realized gain (loss)	327,732	(161,606)
Change in net unrealized appreciation (depreciation)	674,292	577,855
Net increase (decrease) in net assets resulting from operations	1,795,972	1,740,804
Distributions to shareholders from net investment income	(666,534)	(1,226,234)
Share transactions - net increase (decrease)	6,942,814	65,951,070
Redemption fees	5,491	17,158
Total increase (decrease) in net assets	8,077,743	66,482,798

Net Assets
Beginning of period	325,701,886	259,219,088
End of period (including undistributed net investment income of $163,625 and undistributed net investment income of $36,211, respectively)	$ 333,779,629	$ 325,701,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) E	.012	.023	.013	.047	.091	.384
Net realized and unrealized gain (loss)	.027	.007	.051	.040	(.167)	(1.612)
Total from investment operations	.039	.030	.064	.087	(.076)	(1.228)
Distributions from net investment income	(.009)	(.020)	(.015)	(.047)	(.071)	(.294)
Tax return of capital	-	-	-	-	(.003)	(.039)
Total distributions	(.009)	(.020)	(.015)	(.047)	(.074)	(.333)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C, D	.47%	.36%	.80%	1.08%	(.92)%	(12.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.66%	.63%	.64%	.68%	.67%
Expenses net of fee waivers, if any	.65% A	.66%	.63%	.64%	.68%	.67%
Expenses net of all reductions	.65% A	.66%	.63%	.64%	.67%	.66%
Net investment income (loss)	.29% A	.28%	.16%	.58%	1.13%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,148	$ 15,635	$ 12,242	$ 18,129	$ 8,033	$ 6,268
Portfolio turnover rate G	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Income from Investment Operations
Net investment income (loss) E	.010	.019	.009	.044	.090	.377
Net realized and unrealized gain (loss)	.027	.007	.052	.040	(.168)	(1.607)
Total from investment operations	.037	.026	.061	.084	(.078)	(1.230)
Distributions from net investment income	(.007)	(.016)	(.012)	(.044)	(.069)	(.292)
Tax return of capital	-	-	-	-	(.003)	(.039)
Total distributions	(.007)	(.016)	(.012)	(.044)	(.072)	(.331)
Redemption fees added to paid in capital E	- I	- I	.001	- I	- I	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C, D	.45%	.32%	.76%	1.03%	(.94)%	(12.72)%
Ratios to Average Net Assets F, H
Expenses before reductions	.74% A	.72%	.68%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.70% A	.70%	.68%	.68%	.69%	.69%
Expenses net of all reductions	.70% A	.70%	.68%	.68%	.69%	.69%
Net investment income (loss)	.24% A	.23%	.12%	.54%	1.11%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,146	$ 3,312	$ 4,811	$ 5,334	$ 3,114	$ 2,910
Portfolio turnover rate G	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) D	.020	.040	.028	.063	.111	.404
Net realized and unrealized gain (loss)	.027	.006	.051	.040	(.169)	(1.603)
Total from investment operations	.047	.046	.079	.103	(.058)	(1.199)
Distributions from net investment income	(.017)	(.036)	(.030)	(.063)	(.088)	(.310)
Tax return of capital	-	-	-	-	(.004)	(.042)
Total distributions	(.017)	(.036)	(.030)	(.063)	(.092)	(.352)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C	.58%	.57%	.99%	1.27%	(.70)%	(12.42)%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44%	.45%
Net investment income (loss)	.49% A	.48%	.34%	.77%	1.36%	4.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,056	$ 291,005	$ 239,921	$ 239,266	$ 217,282	$ 315,401
Portfolio turnover rate F	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Income from Investment Operations
Net investment income (loss) D	.018	.037	.025	.057	.102	.416
Net realized and unrealized gain (loss)	.027	.009	.051	.040	(.168)	(1.619)
Total from investment operations	.045	.046	.076	.097	(.066)	(1.203)
Distributions from net investment income	(.015)	(.036)	(.027)	(.057)	(.081)	(.306)
Tax return of capital	-	-	-	-	(.003)	(.042)
Total distributions	(.015)	(.036)	(.027)	(.057)	(.084)	(.348)
Redemption fees added to paid in capital D	- H	- H	.001	- H	- H	.001
Net asset value, end of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Total Return B, C	.55%	.56%	.95%	1.20%	(.80)%	(12.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50% A	.48%	.49%	.52%	.58%	.48%
Expenses net of fee waivers, if any	.50% A	.48%	.49%	.52%	.55%	.48%
Expenses net of all reductions	.50% A	.48%	.49%	.52%	.54%	.48%
Net investment income (loss)	.44% A	.45%	.31%	.70%	1.26%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,430	$ 15,750	$ 2,245	$ 1,206	$ 623	$ 594
Portfolio turnover rate F	83% A	80%	103%	95%	92%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity® Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,372,207
Gross unrealized depreciation	(2,105,007)
Net unrealized appreciation (depreciation) on securities and other investments	$ (732,800)

Tax cost	$ 335,723,931

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,237,520)
Total capital loss carryforward	$ (126,852,880)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares

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3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees - continued

redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $17,414 and a change in net unrealized appreciation (depreciation) of $(17,098) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

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5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $118,867,926 and $85,008,566, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 11,578	$ 775
Class T	-%	.15%	2,445	2
			$ 14,023	$ 777

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,372
Class T	471
$ 1,843

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,106.16
Class T	4,084.25
Ultra-Short Bond	150,387.10
Institutional Class	6,848.16
	$ 173,425

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $400 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class T	.70%	$ 735

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $39.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 16,569	$ 38,543
Class T	2,723	7,892
Ultra-Short Bond	631,281	1,158,011
Institutional Class	15,961	21,788
Total	$ 666,534	$ 1,226,234

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	324,212	1,603,688	$ 2,670,036	$ 13,112,637
Reinvestment of distributions	1,704	3,920	14,023	32,092
Shares redeemed	(513,119)	(1,196,047)	(4,224,665)	(9,779,740)
Net increase (decrease)	(187,203)	411,561	$ (1,540,606)	$ 3,364,989
Class T
Shares sold	50,111	331,712	$ 412,700	$ 2,711,930
Reinvestment of distributions	310	897	2,552	7,343
Shares redeemed	(71,927)	(515,942)	(592,185)	(4,218,475)
Net increase (decrease)	(21,506)	(183,333)	$ (176,933)	$ (1,499,202)

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Ultra-Short Bond
Shares sold	5,766,323	16,883,162	$ 47,468,005	$ 138,113,317
Reinvestment of distributions	75,366	138,342	620,511	1,132,483
Shares redeemed	(3,896,662)	(10,834,545)	(32,082,621)	(88,649,539)
Net increase (decrease)	1,945,027	6,186,959	$ 16,005,895	$ 50,596,261
Institutional Class
Shares sold	340,241	1,909,832	$ 2,801,393	$ 15,655,264
Reinvestment of distributions	1,699	2,252	13,983	18,456
Shares redeemed	(1,237,083)	(267,573)	(10,160,918)	(2,184,698)
Net increase (decrease)	(895,143)	1,644,511	$ (7,345,542)	$ 13,489,022

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class T show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class was comparable to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

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Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

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Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AUSB-USAN-0313
1.804590.109

Fidelity Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,021.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,020.20	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,017.70	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,022.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,022.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,034.00	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,032.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.90	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,035.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,035.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,043.80	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,042.40	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.70	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,045.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,051.20	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.49%**
Actual		$ 1,000.00	$ 1,049.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50
Class C	1.00%
Actual		$ 1,000.00	$ 1,047.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,052.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,052.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,056.80	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,055.50	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,052.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,058.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,058.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,060.80	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,059.60	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.03%**
Actual		$ 1,000.00	$ 1,056.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,062.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,062.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,064.20	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,062.70	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,060.10	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,065.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,065.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,066.90	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,065.50	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,062.80	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,068.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,068.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,069.10	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,067.90	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,065.20	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,070.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,070.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.26%**
Actual		$ 1,000.00	$ 1,071.60	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.89	$ 1.33
Class T	.50%
Actual		$ 1,000.00	$ 1,070.10	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,067.60	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,072.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,072.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,074.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,072.80	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,070.10	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,075.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,075.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,076.70	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,075.40	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.60	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,078.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,078.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.22%**
Actual		$ 1,000.00	$ 1,080.00	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Class T	.49%**
Actual		$ 1,000.00	$ 1,078.70	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50
Class C	1.00%
Actual		$ 1,000.00	$ 1,075.90	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,081.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,081.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,083.40	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,082.10	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	.99%**
Actual		$ 1,000.00	$ 1,079.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,084.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,084.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Funds' annualized expense ratio.

** Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.0	2.4
Fidelity Blue Chip Growth Fund	1.9	2.2
Fidelity Disciplined Equity Fund	2.1	2.6
Fidelity Equity-Income Fund	2.9	3.5
Fidelity Series 100 Index Fund	1.9	2.2
Fidelity Series Broad Market Opportunities Fund	3.3	4.0
Fidelity Series Small Cap Opportunities Fund	0.3	0.3
	14.4	17.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	6.8
Fidelity Strategic Real Return Fund	5.8	6.8
Fidelity Total Bond Fund	17.3	20.4
	28.9	34.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	34.0	28.1
Fidelity Short-Term Bond Fund	22.7	20.7
	56.7	48.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Six months ago
Domestic Equity Funds	17.2%
Investment Grade Fixed-Income Funds	34.0%
Short-Term Funds	48.8%

Expected
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 14.4%
	Shares	Value
Domestic Equity Funds - 14.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,367	$ 157,214
Fidelity Blue Chip Growth Fund	2,841	145,540
Fidelity Disciplined Equity Fund	6,541	168,110
Fidelity Equity-Income Fund	4,508	224,147
Fidelity Series 100 Index Fund	14,776	145,540
Fidelity Series Broad Market Opportunities Fund	21,999	257,613
Fidelity Series Small Cap Opportunities Fund	1,923	22,570
TOTAL EQUITY FUNDS (Cost $798,005)		1,120,734
Fixed-Income Funds - 28.9%

Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund	42,843	449,850
Fidelity Strategic Real Return Fund	46,044	449,850
Fidelity Total Bond Fund	124,111	1,350,328
TOTAL FIXED-INCOME FUNDS (Cost $2,055,637)		2,250,028
Short-Term Funds - 56.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,647,735	$ 2,647,735
Fidelity Short-Term Bond Fund	205,160	1,764,378
TOTAL SHORT-TERM FUNDS (Cost $4,361,401)		4,412,113
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,215,043)		7,782,875
NET OTHER ASSETS (LIABILITIES) - 0.0%		(878)
NET ASSETS - 100%		$ 7,781,997
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $7,215,043) - See accompanying schedule		$ 7,782,875
Receivable for investments sold		118,499
Total assets		7,901,374

Liabilities
Payable for investments purchased	$ 118,468
Distribution and service plan fees payable	909
Total liabilities		119,377

Net Assets		$ 7,781,997
Net Assets consist of:
Paid in capital		$ 7,565,929
Undistributed net investment income		1,293
Accumulated undistributed net realized gain (loss) on investments		(353,057)
Net unrealized appreciation (depreciation) on investments		567,832
Net Assets		$ 7,781,997

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($811,678 ÷ 15,914.9 shares)		$ 51.00

Maximum offering price per share (100/94.25 of $51.00)		$ 54.11
Class T: Net Asset Value and redemption price per share ($154,963 ÷ 3,037.6 shares)		$ 51.01

Maximum offering price per share (100/96.50 of $51.01)		$ 52.86
Class C: Net Asset Value and offering price per share ($796,841 ÷ 15,632.0 shares)A		$ 50.97

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($5,983,146 ÷ 117,305.9 shares)		$ 51.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,369 ÷ 693.4 shares)		$ 51.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 61,384

Expenses
Distribution and service plan fees	$ 5,719
Independent trustees' compensation	15
Total expenses before reductions	5,734
Expense reductions	(15)	5,719
Net investment income (loss)		55,665
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	83,221
Capital gain distributions from underlying funds	76,357
Total net realized gain (loss)		159,578
Change in net unrealized appreciation (depreciation) on underlying funds		(42,707)
Net gain (loss)		116,871
Net increase (decrease) in net assets resulting from operations		$ 172,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,665	$ 145,008
Net realized gain (loss)	159,578	161,103
Change in net unrealized appreciation (depreciation)	(42,707)	(34,457)
Net increase (decrease) in net assets resulting from operations	172,536	271,654
Distributions to shareholders from net investment income	(55,814)	(145,571)
Distributions to shareholders from net realized gain	(30,226)	(38,550)
Total distributions	(86,040)	(184,121)
Share transactions - net increase (decrease)	(447,885)	(1,946,210)
Total increase (decrease) in net assets	(361,389)	(1,858,677)

Net Assets
Beginning of period	8,143,386	10,002,063
End of period (including undistributed net investment income of $1,293 and undistributed net investment income of $1,442, respectively)	$ 7,781,997	$ 8,143,386

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.331	.736	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	.746	.842	3.054	3.539	(3.686)	(2.204)
Total from investment operations	1.077	1.578	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.335)	(.733)	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.537)	(.938)	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 51.00	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	2.14%	3.23%	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.30% A	1.49%	1.68%	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 812	$ 886	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.268	.612	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	.745	.847	3.043	3.540	(3.690)	(2.219)
Total from investment operations	1.013	1.459	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.271)	(.594)	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.473)	(.799)	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 51.01	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	2.02%	2.98%	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.05% A	1.24%	1.42%	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 155	$ 194	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.140	.364	.453	.485	.822	.904
Net realized and unrealized gain (loss)	.748	.837	3.055	3.531	(3.689)	(2.227)
Total from investment operations	.888	1.201	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.166)	(.376)	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.368)	(.581)	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 50.97	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	1.77%	2.45%	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.55% A	.74%	.92%	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 797	$ 891	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.394	.859	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	.747	.838	3.055	3.539	(3.692)	(2.217)
Total from investment operations	1.141	1.697	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.399)	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.601)	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 51.00	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	2.27%	3.48%	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.55% A	1.74%	1.93%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,983	$ 6,124	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.395	.861	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	.756	.836	3.054	3.530	(3.686)	(2.231)
Total from investment operations	1.151	1.697	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.399)	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.601)	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 51.01	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	2.29%	3.48%	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.55% A	1.74%	1.92%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 49	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.2	3.5
Fidelity Blue Chip Growth Fund	2.9	3.3
Fidelity Disciplined Equity Fund	3.4	3.9
Fidelity Equity-Income Fund	4.5	5.2
Fidelity Series 100 Index Fund	2.9	3.3
Fidelity Series Broad Market Opportunities Fund	5.2	5.8
Fidelity Series Small Cap Opportunities Fund	0.4	0.5
	22.5	25.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.8	2.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.5	8.2
Fidelity Strategic Real Return Fund	8.5	8.5
Fidelity Total Bond Fund	25.3	24.8
	42.3	41.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.7	15.3
Fidelity Short-Term Bond Fund	16.7	15.4
	33.4	30.7
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.3%
Short-Term Funds	33.4%

Six months ago
Domestic Equity Funds	25.5%
International Equity Funds	2.3%
Investment Grade Fixed-Income Funds	41.5%
Short-Term Funds	30.7%

Expected
Domestic Equity Funds	21.1%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.2%
Short-Term Funds	36.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,146	$ 171,860
Fidelity Blue Chip Growth Fund	3,120	159,857
Fidelity Disciplined Equity Fund	7,175	184,408
Fidelity Equity-Income Fund	4,938	245,514
Fidelity Series 100 Index Fund	16,229	159,857
Fidelity Series Broad Market Opportunities Fund	24,134	282,613
Fidelity Series Small Cap Opportunities Fund	2,091	24,551
TOTAL DOMESTIC EQUITY FUNDS		1,228,660
International Equity Funds - 1.8%
Fidelity Advisor International Discovery Fund Institutional Class	2,889	98,751
TOTAL EQUITY FUNDS (Cost $1,201,425)		1,327,411
Fixed-Income Funds - 42.3%
	Shares	Value
Investment Grade Fixed-Income Funds - 42.3%
Fidelity Government Income Fund	44,063	$ 462,657
Fidelity Strategic Real Return Fund	47,355	462,657
Fidelity Total Bond Fund	127,420	1,386,331
TOTAL FIXED-INCOME FUNDS (Cost $2,270,067)		2,311,645
Short-Term Funds - 33.4%

Fidelity Institutional Money Market Portfolio Institutional Class	908,400	908,400
Fidelity Short-Term Bond Fund	105,628	908,400
TOTAL SHORT-TERM FUNDS (Cost $1,805,527)		1,816,800
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,277,019)		5,455,856
NET OTHER ASSETS (LIABILITIES) - 0.0%		(548)
NET ASSETS - 100%		$ 5,455,308
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,277,019) - See accompanying schedule		$ 5,455,856
Receivable for investments sold		45,408
Total assets		5,501,264

Liabilities
Payable for investments purchased	$ 45,405
Distribution and service plan fees payable	551
Total liabilities		45,956

Net Assets		$ 5,455,308
Net Assets consist of:
Paid in capital		$ 5,799,074
Undistributed net investment income		1,170
Accumulated undistributed net realized gain (loss) on investments		(523,773)
Net unrealized appreciation (depreciation) on investments		178,837
Net Assets		$ 5,455,308

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($719,848 ÷ 13,966.7 shares)		$ 51.54

Maximum offering price per share (100/94.25 of $51.54)		$ 54.68
Class T: Net Asset Value and redemption price per share ($122,348 ÷ 2,372.7 shares)		$ 51.56

Maximum offering price per share (100/96.50 of $51.56)		$ 53.43
Class C: Net Asset Value and offering price per share ($417,984 ÷ 8,117.1 shares)A		$ 51.49

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,748,314 ÷ 72,710.9 shares)		$ 51.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($446,814 ÷ 8,666.5 shares)		$ 51.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59,916

Expenses
Distribution and service plan fees	$ 3,382
Independent trustees' compensation	11
Total expenses before reductions	3,393
Expense reductions	(11)	3,382
Net investment income (loss)		56,534
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	26,121
Capital gain distributions from underlying funds	75,324
Total net realized gain (loss)		101,445
Change in net unrealized appreciation (depreciation) on underlying funds		34,855
Net gain (loss)		136,300
Net increase (decrease) in net assets resulting from operations		$ 192,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,534	$ 87,998
Net realized gain (loss)	101,445	133,708
Change in net unrealized appreciation (depreciation)	34,855	(43,406)
Net increase (decrease) in net assets resulting from operations	192,834	178,300
Distributions to shareholders from net investment income	(56,450)	(87,972)
Distributions to shareholders from net realized gain	(32,209)	(20,328)
Total distributions	(88,659)	(108,300)
Share transactions - net increase (decrease)	(351,855)	348,272
Total increase (decrease) in net assets	(247,680)	418,272

Net Assets
Beginning of period	5,702,988	5,284,716
End of period (including undistributed net investment income of $1,170 and undistributed net investment income of $1,086, respectively)	$ 5,455,308	$ 5,702,988

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.474	.774	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	1.234	.909	3.655	3.763	(4.138)	(2.454)
Total from investment operations	1.708	1.683	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.469)	(.765)	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.758)	(.963)	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 51.54	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	3.40%	3.45%	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.85% A	1.57%	1.71%	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 720	$ 762	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.409	.651	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	1.225	.909	3.664	3.759	(4.128)	(2.483)
Total from investment operations	1.634	1.560	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.405)	(.642)	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.694)	(.840)	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 51.56	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	3.25%	3.19%	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.60% A	1.32%	1.46%	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 128	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.281	.403	.469	.495	.786	.836
Net realized and unrealized gain (loss)	1.221	.912	3.659	3.760	(4.122)	(2.476)
Total from investment operations	1.502	1.315	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.283)	(.407)	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.572)	(.605)	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 51.49	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total Return B, C, D	2.99%	2.68%	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.10% A	.82%	.96%	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 418	$ 439	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.538	.898	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	1.233	.908	3.657	3.761	(4.138)	(2.469)
Total from investment operations	1.771	1.806	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.532)	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.821)	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 51.55	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	3.53%	3.71%	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expense net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.10% A	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,748	$ 3,904	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.538	.891	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	1.233	.915	3.668	3.761	(4.121)	(2.474)
Total from investment operations	1.771	1.806	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.532)	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.821)	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 51.56	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	3.52%	3.71%	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expense net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.10% A	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 447	$ 470	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.1	4.4
Fidelity Blue Chip Growth Fund	3.8	4.1
Fidelity Disciplined Equity Fund	4.4	4.9
Fidelity Equity-Income Fund	5.9	6.5
Fidelity Series 100 Index Fund	3.9	4.2
Fidelity Series Broad Market Opportunities Fund	6.8	7.4
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	29.5	32.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.9	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.9	1.1
Fidelity Strategic Income Fund	0.9	1.1
	1.8	2.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.4
Fidelity Strategic Real Return Fund	7.8	7.7
Fidelity Total Bond Fund	23.2	22.6
	38.8	37.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.5	12.3
Fidelity Short-Term Bond Fund	13.5	12.4
	27.0	24.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.8%
Investment Grade Fixed-Income Funds	38.8%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	32.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	37.7%
Short-Term Funds	24.7%

Expected
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	39.9%
Short-Term Funds	28.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Domestic Equity Funds - 29.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,490	$ 234,680
Fidelity Blue Chip Growth Fund	4,258	218,161
Fidelity Disciplined Equity Fund	9,796	251,769
Fidelity Equity-Income Fund	6,748	335,502
Fidelity Series 100 Index Fund	22,148	218,162
Fidelity Series Broad Market Opportunities Fund	32,931	385,628
Fidelity Series Small Cap Opportunities Fund	2,863	33,607
TOTAL DOMESTIC EQUITY FUNDS		1,677,509
International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,833	165,188
TOTAL EQUITY FUNDS (Cost $1,465,214)		1,842,697
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 1.8%
Fidelity Capital & Income Fund	5,151	49,556
Fidelity Strategic Income Fund	4,370	49,556
TOTAL HIGH YIELD FIXED-INCOME FUNDS		99,112

	Shares	Value
Investment Grade Fixed-Income Funds - 38.8%
Fidelity Government Income Fund	42,151	$ 442,589
Fidelity Strategic Real Return Fund	45,301	442,589
Fidelity Total Bond Fund	122,142	1,328,904
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,214,082
TOTAL FIXED-INCOME FUNDS (Cost $2,222,035)		2,313,194
Short-Term Funds - 27.0%

Fidelity Institutional Money Market Portfolio Institutional Class	770,116	770,116
Fidelity Short-Term Bond Fund	89,548	770,116
TOTAL SHORT-TERM FUNDS (Cost $1,524,515)		1,540,232
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,211,764)		5,696,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		(423)
NET ASSETS - 100%		$ 5,695,700
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,211,764) - See accompanying schedule		$ 5,696,123
Receivable for investments sold		51,919
Total assets		5,748,042

Liabilities
Payable for investments purchased	$ 51,916
Distribution and service plan fees payable	426
Total liabilities		52,342

Net Assets		$ 5,695,700
Net Assets consist of:
Paid in capital		$ 5,359,066
Undistributed net investment income		1,172
Accumulated undistributed net realized gain (loss) on investments		(148,897)
Net unrealized appreciation (depreciation) on investments		484,359
Net Assets		$ 5,695,700

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($394,986 ÷ 7,580.3 shares)		$ 52.11

Maximum offering price per share (100/94.25 of $52.11)		$ 55.29
Class T: Net Asset Value and redemption price per share ($187,523 ÷ 3,599.5 shares)		$ 52.10

Maximum offering price per share (100/96.50 of $52.10)		$ 53.99
Class C: Net Asset Value and offering price per share ($318,155 ÷ 6,112.2 shares)A		$ 52.05

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($4,781,044 ÷ 91,754.0 shares)		$ 52.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,992 ÷ 268.5 shares)		$ 52.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59,856

Expenses
Distribution and service plan fees	$ 2,562
Independent trustees' compensation	9
Total expenses before reductions	2,571
Expense reductions	(9)	2,562
Net investment income (loss)		57,294
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	20,845
Capital gain distributions from underlying funds	65,023
Total net realized gain (loss)		85,868
Change in net unrealized appreciation (depreciation) on underlying funds		81,283
Net gain (loss)		167,151
Net increase (decrease) in net assets resulting from operations		$ 224,445

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,294	$ 73,877
Net realized gain (loss)	85,868	43,077
Change in net unrealized appreciation (depreciation)	81,283	31,118
Net increase (decrease) in net assets resulting from operations	224,445	148,072
Distributions to shareholders from net investment income	(57,006)	(73,850)
Distributions to shareholders from net realized gain	(25,206)	(14,681)
Total distributions	(82,212)	(88,531)
Share transactions - net increase (decrease)	691,186	831,367
Total increase (decrease) in net assets	833,419	890,908

Net Assets
Beginning of period	4,862,281	3,971,373
End of period (including undistributed net investment income of $1,172 and undistributed net investment income of $884, respectively)	$ 5,695,700	$ 4,862,281

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.543	.793	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	1.663	.884	4.128	3.930	(4.465)	(2.692)
Total from investment operations	2.206	1.677	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.533)	(.794)	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.786)	(.977)	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 52.11	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	4.38%	3.44%	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.10% A	1.61%	1.67%	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 395	$ 408	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.478	.670	.696	.696	.926	.985
Net realized and unrealized gain (loss)	1.655	.885	4.135	3.928	(4.460)	(2.707)
Total from investment operations	2.133	1.555	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.470)	(.672)	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.723)	(.855)	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 52.10	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	4.24%	3.18%	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.85% A	1.36%	1.42%	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 189	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.348	.422	.449	.473	.736	.755
Net realized and unrealized gain (loss)	1.652	.876	4.132	3.923	(4.471)	(2.699)
Total from investment operations	2.000	1.298	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.347)	(.435)	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.600)	(.618)	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 52.05	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	3.97%	2.65%	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.35% A	.86%	.92%	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 318	$ 306	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.606	.917	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	1.665	.874	4.138	3.919	(4.464)	(2.677)
Total from investment operations	2.271	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.598)	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.851)	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 52.11	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	4.52%	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.35% A	1.86%	1.92%	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,781	$ 3,945	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.607	.917	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	1.664	.874	4.141	3.916	(4.477)	(2.702)
Total from investment operations	2.271	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.598)	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.851)	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 52.11	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	4.52%	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.35% A	1.86%	1.92%	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14	$ 13	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.1
Fidelity Blue Chip Growth Fund	4.5	4.8
Fidelity Disciplined Equity Fund	5.2	5.6
Fidelity Equity-Income Fund	7.0	7.5
Fidelity Series 100 Index Fund	4.5	4.8
Fidelity Series Broad Market Opportunities Fund	8.0	8.5
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	34.8	37.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.9	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.6
Fidelity Strategic Income Fund	1.4	1.5
	2.8	3.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	6.9
Fidelity Strategic Real Return Fund	7.2	7.2
Fidelity Total Bond Fund	21.5	20.9
	35.9	35.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.3	10.3
Fidelity Short-Term Bond Fund	11.3	10.4
	22.6	20.7

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.6%

Six months ago
Domestic Equity Funds	37.0%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.1%
Investment Grade Fixed-Income Funds	35.0%
Short-Term Funds	20.7%

Expected
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.7%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,210	$ 229,433
Fidelity Blue Chip Growth Fund	4,166	213,415
Fidelity Disciplined Equity Fund	9,569	245,922
Fidelity Equity-Income Fund	6,595	327,896
Fidelity Series 100 Index Fund	21,667	213,415
Fidelity Series Broad Market Opportunities Fund	32,226	377,363
Fidelity Series Small Cap Opportunities Fund	2,809	32,978
TOTAL DOMESTIC EQUITY FUNDS		1,640,422
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,307	181,379
TOTAL EQUITY FUNDS (Cost $1,715,208)		1,821,801
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund	6,856	65,956
Fidelity Strategic Income Fund	5,816	65,956
TOTAL HIGH YIELD FIXED-INCOME FUNDS		131,912

	Shares	Value
Investment Grade Fixed-Income Funds - 35.9%
Fidelity Government Income Fund	32,350	$ 339,674
Fidelity Strategic Real Return Fund	34,767	339,674
Fidelity Total Bond Fund	93,487	1,017,137
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,696,485
TOTAL FIXED-INCOME FUNDS (Cost $1,828,736)		1,828,397
Short-Term Funds - 22.6%

Fidelity Institutional Money Market Portfolio Institutional Class	530,475	530,475
Fidelity Short-Term Bond Fund	61,683	530,475
TOTAL SHORT-TERM FUNDS (Cost $1,057,428)		1,060,950
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,601,372)		4,711,148
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 4,711,044
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $4,601,372) - See accompanying schedule		$ 4,711,148
Cash		1
Receivable for investments sold		35,462
Total assets		4,746,611

Liabilities
Payable for investments purchased	$ 33,462
Payable for fund shares redeemed	2,000
Distribution and service plan fees payable	105
Total liabilities		35,567

Net Assets		$ 4,711,044
Net Assets consist of:
Paid in capital		$ 5,161,057
Undistributed net investment income		1,042
Accumulated undistributed net realized gain (loss) on investments		(560,831)
Net unrealized appreciation (depreciation) on investments		109,776
Net Assets		$ 4,711,044

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($389,581.74 ÷ 7,462.356 shares)		$ 52.21

Maximum offering price per share (100/94.25 of $52.21)		$ 55.40
Class T: Net Asset Value and redemption price per share ($709.37 ÷ 13.573 shares)		$ 52.26

Maximum offering price per share (100/96.50 of $52.26)		$ 54.16
Class C: Net Asset Value and offering price per share ($29,136.60 ÷ 557.966 shares)A		$ 52.22

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($4,288,043.37 ÷ 82,142.348 shares)		$ 52.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,572.86 ÷ 68.458 shares)		$ 52.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 56,371

Expenses
Distribution and service plan fees	$ 635
Independent trustees' compensation	8
Total expenses before reductions	643
Expense reductions	(8)	635
Net investment income (loss)		55,736
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	15,103
Capital gain distributions from underlying funds	57,093
Total net realized gain (loss)		72,196
Change in net unrealized appreciation (depreciation) on underlying funds		100,398
Net gain (loss)		172,594
Net increase (decrease) in net assets resulting from operations		$ 228,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,736	$ 64,238
Net realized gain (loss)	72,196	53,984
Change in net unrealized appreciation (depreciation)	100,398	17,516
Net increase (decrease) in net assets resulting from operations	228,330	135,738
Distributions to shareholders from net investment income	(55,508)	(64,181)
Distributions to shareholders from net realized gain	(22,022)	(10,962)
Total distributions	(77,530)	(75,143)
Share transactions - net increase (decrease)	245,517	858,131
Total increase (decrease) in net assets	396,317	918,726

Net Assets
Beginning of period	4,314,727	3,396,001
End of period (including undistributed net investment income of $1,042 and undistributed net investment income of $814, respectively)	$ 4,711,044	$ 4,314,727

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.585	.783	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	1.979	.842	4.431	3.980	(4.739)	(2.853)
Total from investment operations	2.564	1.625	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.560)	(.784)	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.814)	(.955)	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 52.21	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	5.12%	3.35%	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.27% A	1.59%	1.67%	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 390	$ 386	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.528	.653	.691	.702	.933	.982
Net realized and unrealized gain (loss)	1.963	.871	4.434	3.985	(4.736)	(2.862)
Total from investment operations	2.491	1.524	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.507)	(.643)	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.761)	(.814)	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 52.26	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	4.97%	3.13%	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.49% A, I	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.49% A, I	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.49% A, I	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	2.03% A	1.34%	1.43%	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 5	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.393	.411	.447	.477	.737	.760
Net realized and unrealized gain (loss)	1.971	.845	4.434	3.989	(4.745)	(2.860)
Total from investment operations	2.364	1.256	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.380)	(.405)	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.634)	(.576)	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 52.22	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	4.71%	2.58%	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.53% A	.84%	.92%	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 28	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.649	.901	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	1.969	.849	4.438	3.978	(4.752)	(2.836)
Total from investment operations	2.618	1.750	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.624)	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.878)	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 52.20	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	5.23%	3.62%	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,288	$ 3,892	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.645	.900	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	1.973	.850	4.428	3.995	(4.749)	(2.854)
Total from investment operations	2.618	1.750	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.624)	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.878)	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 52.19	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	5.23%	3.62%	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 3	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.6
Fidelity Blue Chip Growth Fund	5.0	5.2
Fidelity Disciplined Equity Fund	5.8	6.1
Fidelity Equity-Income Fund	7.8	8.1
Fidelity Series 100 Index Fund	5.0	5.3
Fidelity Series Broad Market Opportunities Fund	8.9	9.2
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	38.7	40.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	5.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.9
Fidelity Strategic Income Fund	1.8	1.8
	3.6	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	6.5
Fidelity Strategic Real Return Fund	6.8	6.7
Fidelity Total Bond Fund	20.1	19.7
	33.7	32.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.6	8.9
Fidelity Short-Term Bond Fund	9.6	9.0
	19.2	17.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.2%

Six months ago
Domestic Equity Funds	40.3%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	17.9%

Expected
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,284	$ 136,864
Fidelity Blue Chip Growth Fund	2,480	127,034
Fidelity Disciplined Equity Fund	5,698	146,442
Fidelity Equity-Income Fund	3,929	195,340
Fidelity Series 100 Index Fund	12,897	127,034
Fidelity Series Broad Market Opportunities Fund	19,178	224,578
Fidelity Series Small Cap Opportunities Fund	1,675	19,660
TOTAL DOMESTIC EQUITY FUNDS		976,952
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	3,518	120,229
TOTAL EQUITY FUNDS (Cost $989,038)		1,097,181
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.6%
Fidelity Capital & Income Fund	4,611	44,361
Fidelity Strategic Income Fund	3,912	44,361
TOTAL HIGH YIELD FIXED-INCOME FUNDS		88,722

	Shares	Value
Investment Grade Fixed-Income Funds - 33.7%
Fidelity Government Income Fund	16,203	$ 170,135
Fidelity Strategic Real Return Fund	17,414	170,135
Fidelity Total Bond Fund	47,005	511,414
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		851,684
TOTAL FIXED-INCOME FUNDS (Cost $933,166)		940,406
Short-Term Funds - 19.2%

Fidelity Institutional Money Market Portfolio Institutional Class	241,466	241,466
Fidelity Short-Term Bond Fund	28,077	241,466
TOTAL SHORT-TERM FUNDS (Cost $480,762)		482,932
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,402,966)		2,520,519
NET OTHER ASSETS (LIABILITIES) - 0.0%		(218)
NET ASSETS - 100%		$ 2,520,301
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,402,966) - See accompanying schedule		$ 2,520,519
Receivable for investments sold		14,034
Receivable for fund shares sold		7,424
Total assets		2,541,977

Liabilities
Payable for investments purchased	$ 21,436
Distribution and service plan fees payable	240
Total liabilities		21,676

Net Assets		$ 2,520,301
Net Assets consist of:
Paid in capital		$ 2,454,329
Undistributed net investment income		468
Accumulated undistributed net realized gain (loss) on investments		(52,049)
Net unrealized appreciation (depreciation) on investments		117,553
Net Assets		$ 2,520,301

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($407,629 ÷ 7,772.63 shares)		$ 52.44

Maximum offering price per share (100/94.25 of $52.44)		$ 55.64
Class T: Net Asset Value and redemption price per share ($177,960 ÷ 3,392.80 shares)		$ 52.45

Maximum offering price per share (100/96.50 of $52.45)		$ 54.35
Class C: Net Asset Value and offering price per share ($110,133 ÷ 2,102.84 shares)A		$ 52.37

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,798,629 ÷ 34,293.95 shares)		$ 52.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,950 ÷ 494.82 shares)		$ 52.44
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 29,548

Expenses
Distribution and service plan fees	$ 1,329
Independent trustees' compensation	4
Total expenses before reductions	1,333
Expense reductions	(4)	1,329
Net investment income (loss)		28,219
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	8,051
Capital gain distributions from underlying funds	29,056
Total net realized gain (loss)		37,107
Change in net unrealized appreciation (depreciation) on underlying funds		53,821
Net gain (loss)		90,928
Net increase (decrease) in net assets resulting from operations		$ 119,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,219	$ 32,792
Net realized gain (loss)	37,107	92,176
Change in net unrealized appreciation (depreciation)	53,821	(53,738)
Net increase (decrease) in net assets resulting from operations	119,147	71,230
Distributions to shareholders from net investment income	(28,099)	(32,783)
Distributions to shareholders from net realized gain	(9,399)	(6,730)
Total distributions	(37,498)	(39,513)
Share transactions - net increase (decrease)	335,144	181,392
Total increase (decrease) in net assets	416,793	213,109

Net Assets
Beginning of period	2,103,508	1,890,399
End of period (including undistributed net investment income of $468 and undistributed net investment income of $348, respectively)	$ 2,520,301	$ 2,103,508

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.615	.821	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	2.227	.771	4.667	4.020	(5.004)	(2.884)
Total from investment operations	2.842	1.592	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.661)	(.794)	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.882)	(.962)	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 52.44	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	5.68%	3.29%	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.39% A	1.68%	1.66%	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 213	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.553	.699	.685	.701	.919	.966
Net realized and unrealized gain (loss)	2.226	.769	4.672	4.025	(5.010)	(2.903)
Total from investment operations	2.779	1.468	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.598)	(.680)	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.819)	(.848)	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 52.45	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, D	5.55%	3.03%	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.14%	1.43%	1.41%	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 178	$ 175	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.426	.454	.443	.476	.726	.728
Net realized and unrealized gain (loss)	2.222	.761	4.668	4.020	(5.005)	(2.903)
Total from investment operations	2.648	1.215	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.487)	(.437)	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.708)	(.605)	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 52.37	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	5.29%	2.50%	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.65% A	.93%	.91%	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 170	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.682	.942	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	2.224	.775	4.668	4.020	(5.011)	(2.868)
Total from investment operations	2.906	1.717	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.725)	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.946)	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 52.45	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	5.81%	3.55%	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.64% A	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,799	$ 1,521	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.682	.944	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	2.224	.763	4.671	4.032	(5.022)	(2.896)
Total from investment operations	2.906	1.707	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.725)	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.946)	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 52.44	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total Return B, C	5.81%	3.53%	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.64% A	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 25	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.9
Fidelity Blue Chip Growth Fund	5.4	5.5
Fidelity Disciplined Equity Fund	6.2	6.5
Fidelity Equity-Income Fund	8.2	8.6
Fidelity Series 100 Index Fund	5.3	5.6
Fidelity Series Broad Market Opportunities Fund	9.5	9.7
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	41.2	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.6	6.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.1
Fidelity Strategic Real Return Fund	6.5	6.4
Fidelity Total Bond Fund	19.3	18.7
	32.3	31.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.0
Fidelity Short-Term Bond Fund	8.5	8.0
	16.9	16.0

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.2%
Short-Term Funds	16.0%

Expected
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,759	$ 108,213
Fidelity Blue Chip Growth Fund	1,962	100,524
Fidelity Disciplined Equity Fund	4,510	115,902
Fidelity Equity-Income Fund	3,112	154,724
Fidelity Series 100 Index Fund	10,205	100,524
Fidelity Series Broad Market Opportunities Fund	15,183	177,792
Fidelity Series Small Cap Opportunities Fund	1,310	15,379
TOTAL DOMESTIC EQUITY FUNDS		773,058
International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Institutional Class	3,073	105,025
TOTAL EQUITY FUNDS (Cost $802,208)		878,083
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	3,919	37,696
Fidelity Strategic Income Fund	3,324	37,696
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,392

	Shares	Value
Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund	11,503	$ 120,779
Fidelity Strategic Real Return Fund	12,362	120,779
Fidelity Total Bond Fund	33,337	362,710
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		604,268
TOTAL FIXED-INCOME FUNDS (Cost $683,953)		679,660
Short-Term Funds - 16.9%

Fidelity Institutional Money Market Portfolio Institutional Class	158,651	158,651
Fidelity Short-Term Bond Fund	18,471	158,850
TOTAL SHORT-TERM FUNDS (Cost $316,462)		317,501
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,802,623)	1,875,244
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105)
NET ASSETS - 100%	$ 1,875,139
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,802,623) - See accompanying schedule		$ 1,875,244
Cash		1
Receivable for investments sold		15,125
Other affiliated receivables		4
Total assets		1,890,374

Liabilities
Payable for investments purchased	$ 12,778
Payable for fund shares redeemed	2,353
Distribution and service plan fees payable	104
Total liabilities		15,235

Net Assets		$ 1,875,139
Net Assets consist of:
Paid in capital		$ 1,999,650
Undistributed net investment income		381
Accumulated undistributed net realized gain (loss) on investments		(197,513)
Net unrealized appreciation (depreciation) on investments		72,621
Net Assets		$ 1,875,139

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($305,451 ÷ 5,846.71 shares)		$ 52.24

Maximum offering price per share (100/94.25 of $52.24)		$ 55.43
Class T: Net Asset Value and redemption price per share ($77,310 ÷ 1,479.41 shares)		$ 52.26

Maximum offering price per share (100/96.50 of $52.26)		$ 54.16
Class C: Net Asset Value and offering price per share ($9,665 ÷ 184.94 shares)A		$ 52.26

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,456,824 ÷ 27,882.13 shares)		$ 52.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,889 ÷ 495.50 shares)		$ 52.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,178

Expenses
Distribution and service plan fees	$ 717
Independent trustees' compensation	4
Total expenses before reductions	721
Expense reductions	(4)	717
Net investment income (loss)		26,461
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,413
Capital gain distributions from underlying funds	24,755
Total net realized gain (loss)		27,168
Change in net unrealized appreciation (depreciation) on underlying funds		65,141
Net gain (loss)		92,309
Net increase (decrease) in net assets resulting from operations		$ 118,770

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,461	$ 34,853
Net realized gain (loss)	27,168	45,033
Change in net unrealized appreciation (depreciation)	65,141	(33,218)
Net increase (decrease) in net assets resulting from operations	118,770	46,668
Distributions to shareholders from net investment income	(26,390)	(34,935)
Distributions to shareholders from net realized gain	(8,863)	(6,646)
Total distributions	(35,253)	(41,581)
Share transactions - net increase (decrease)	12,554	(342,188)
Total increase (decrease) in net assets	96,071	(337,101)

Net Assets
Beginning of period	1,779,068	2,116,169
End of period (including undistributed net investment income of $381 and undistributed net investment income of $310, respectively)	$ 1,875,139	$ 1,779,068

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.656	.793	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	2.364	.712	4.846	4.098	(5.184)	(3.105)
Total from investment operations	3.020	1.505	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.643)	(.789)	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.870)	(.945)	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 52.24	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, D	6.08%	3.13%	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.57% A	1.64%	1.55%	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 305	$ 139	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.603	.668	.630	.638	.944	.966
Net realized and unrealized gain (loss)	2.361	.713	4.851	4.092	(5.184)	(3.110)
Total from investment operations	2.964	1.381	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.557)	(.675)	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.784)	(.831)	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 52.26	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, D	5.96%	2.87%	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.32% A	1.39%	1.30%	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77	$ 298	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.455	.430	.387	.412	.757	.723
Net realized and unrealized gain (loss)	2.376	.730	4.848	4.087	(5.183)	(3.090)
Total from investment operations	2.831	1.160	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.464)	(.374)	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.691)	(.530)	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 52.26	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	5.69%	2.40%	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.03% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.03% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.79% A	.89%	.80%	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 9	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.723	.913	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	2.369	.711	4.844	4.091	(5.190)	(3.079)
Total from investment operations	3.092	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.705)	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.932)	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 52.25	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	6.23%	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.82% A	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,457	$ 1,309	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.54	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.723	.912	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	2.369	.712	4.852	4.092	(5.188)	(3.107)
Total from investment operations	3.092	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.705)	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.932)	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 52.25	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	6.23%	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.82% A	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.1
Fidelity Blue Chip Growth Fund	5.6	5.6
Fidelity Disciplined Equity Fund	6.4	6.7
Fidelity Equity-Income Fund	8.6	8.9
Fidelity Series 100 Index Fund	5.6	5.8
Fidelity Series Broad Market Opportunities Fund	9.9	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.0	44.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.4	6.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	5.9
Fidelity Strategic Real Return Fund	6.1	6.1
Fidelity Total Bond Fund	18.4	17.9
	30.6	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.3
Fidelity Short-Term Bond Fund	7.8	7.4
	15.6	14.7

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Six months ago
Domestic Equity Funds	44.1%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.7%

Expected
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	20,185	$ 379,285
Fidelity Blue Chip Growth Fund	6,874	352,148
Fidelity Disciplined Equity Fund	15,814	406,422
Fidelity Equity-Income Fund	10,903	542,106
Fidelity Series 100 Index Fund	35,751	352,148
Fidelity Series Broad Market Opportunities Fund	53,246	623,516
Fidelity Series Small Cap Opportunities Fund	4,623	54,274
TOTAL DOMESTIC EQUITY FUNDS		2,709,899
International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Institutional Class	11,817	403,897
TOTAL EQUITY FUNDS (Cost $2,742,362)		3,113,796
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	14,432	138,840
Fidelity Strategic Income Fund	12,243	138,840
TOTAL HIGH YIELD FIXED-INCOME FUNDS		277,680

	Shares	Value
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund	36,783	$ 386,227
Fidelity Strategic Real Return Fund	39,532	386,227
Fidelity Total Bond Fund	106,612	1,159,939
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,932,393
TOTAL FIXED-INCOME FUNDS (Cost $2,157,389)		2,210,073
Short-Term Funds - 15.6%

Fidelity Institutional Money Market Portfolio Institutional Class	493,512	493,512
Fidelity Short-Term Bond Fund	57,385	493,512
TOTAL SHORT-TERM FUNDS (Cost $978,686)		987,024
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,878,437)	6,310,893
NET OTHER ASSETS (LIABILITIES) - 0.0%	(100)
NET ASSETS - 100%	$ 6,310,793
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,878,437) - See accompanying schedule		$ 6,310,893
Cash		2
Receivable for investments sold		39,032
Total assets		6,349,927

Liabilities
Payable for investments purchased	$ 39,029
Distribution and service plan fees payable	105
Total liabilities		39,134

Net Assets		$ 6,310,793
Net Assets consist of:
Paid in capital		$ 6,389,577
Undistributed net investment income		1,231
Accumulated undistributed net realized gain (loss) on investments		(512,471)
Net unrealized appreciation (depreciation) on investments		432,456
Net Assets		$ 6,310,793

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($141,881 ÷ 2,689.2 shares)		$ 52.76

Maximum offering price per share (100/94.25 of $52.76)		$ 55.98
Class T: Net Asset Value and redemption price per share ($132,504 ÷ 2,510.4 shares)		$ 52.78

Maximum offering price per share (100/96.50 of $52.78)		$ 54.69
Class C: Net Asset Value and offering price per share ($25,161 ÷ 477.0 shares)A		$ 52.75

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,985,363 ÷ 113,441.5 shares)		$ 52.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,884 ÷ 490.6 shares)		$ 52.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 84,352

Expenses
Distribution and service plan fees	$ 644
Independent trustees' compensation	11
Total expenses before reductions	655
Expense reductions	(11)	644
Net investment income (loss)		83,708
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,736
Capital gain distributions from underlying funds	74,432
Total net realized gain (loss)		91,168
Change in net unrealized appreciation (depreciation) on underlying funds		205,577
Net gain (loss)		296,745
Net increase (decrease) in net assets resulting from operations		$ 380,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,708	$ 100,790
Net realized gain (loss)	91,168	155,086
Change in net unrealized appreciation (depreciation)	205,577	(131,252)
Net increase (decrease) in net assets resulting from operations	380,453	124,624
Distributions to shareholders from net investment income	(83,473)	(101,077)
Distributions to shareholders from net realized gain	(26,559)	(17,138)
Total distributions	(110,032)	(118,215)
Share transactions - net increase (decrease)	316,974	(405,722)
Total increase (decrease) in net assets	587,395	(399,313)

Net Assets
Beginning of period	5,723,398	6,122,711
End of period (including undistributed net investment income of $1,231 and undistributed net investment income of $996, respectively)	$ 6,310,793	$ 5,723,398

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.663	.792	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	2.547	.666	4.972	4.116	(5.341)	(3.085)
Total from investment operations	3.210	1.458	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.653)	(.794)	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.880)	(.948)	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 52.76	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	6.42%	3.02%	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.56% A	1.63%	1.65%	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142	$ 133	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.600	.672	.682	.678	.905	.847
Net realized and unrealized gain (loss)	2.537	.678	4.975	4.107	(5.340)	(3.079)
Total from investment operations	3.137	1.350	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.590)	(.676)	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.817)	(.830)	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 52.78	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	6.27%	2.79%	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.32% A	1.38%	1.40%	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 128	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.470	.427	.438	.454	.711	.639
Net realized and unrealized gain (loss)	2.542	.662	4.974	4.117	(5.333)	(3.104)
Total from investment operations	3.012	1.089	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.475)	(.435)	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.702)	(.589)	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 52.75	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	6.01%	2.24%	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.81% A	.88%	.90%	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 33	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.728	.914	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	2.537	.680	4.965	4.115	(5.330)	(3.072)
Total from investment operations	3.265	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.718)	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.945)	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 52.76	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	6.53%	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.81% A	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,985	$ 5,405	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.728	.916	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	2.537	.678	4.967	4.116	(5.340)	(3.106)
Total from investment operations	3.265	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.718)	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.945)	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 52.76	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	6.53%	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.81% A	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.3
Fidelity Blue Chip Growth Fund	5.7	5.8
Fidelity Disciplined Equity Fund	6.6	6.9
Fidelity Equity-Income Fund	8.9	9.2
Fidelity Series 100 Index Fund	5.7	5.9
Fidelity Series Broad Market Opportunities Fund	10.2	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.2	45.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.4
	4.8	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.7
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.6	17.4
	29.6	29.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.1	6.6
Fidelity Short-Term Bond Fund	7.1	6.7
	14.2	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.3%

Expected
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,642	$ 256,338
Fidelity Blue Chip Growth Fund	4,648	238,117
Fidelity Disciplined Equity Fund	10,699	274,973
Fidelity Equity-Income Fund	7,371	366,492
Fidelity Series 100 Index Fund	24,174	238,117
Fidelity Series Broad Market Opportunities Fund	35,965	421,156
Fidelity Series Small Cap Opportunities Fund	3,104	36,442
TOTAL DOMESTIC EQUITY FUNDS		1,831,635
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class	8,699	297,335
TOTAL EQUITY FUNDS (Cost $1,756,271)		2,128,970
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	10,159	97,731
Fidelity Strategic Income Fund	8,618	97,731
TOTAL HIGH YIELD FIXED-INCOME FUNDS		195,462

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	23,388	$ 245,571
Fidelity Strategic Real Return Fund	25,135	245,571
Fidelity Total Bond Fund	67,712	736,710
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,227,852
TOTAL FIXED-INCOME FUNDS (Cost $1,393,010)		1,423,314
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class	294,436	294,436
Fidelity Short-Term Bond Fund	34,237	294,436
TOTAL SHORT-TERM FUNDS (Cost $583,716)		588,872
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,732,997)		4,141,156
NET OTHER ASSETS (LIABILITIES) - 0.0%		(262)
NET ASSETS - 100%		$ 4,140,894
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,732,997) - See accompanying schedule		$ 4,141,156
Cash		1
Receivable for investments sold		25,682
Other affiliated receivables		12
Total assets		4,166,851

Liabilities
Payable for investments purchased	$ 25,678
Distribution and service plan fees payable	279
Total liabilities		25,957

Net Assets		$ 4,140,894
Net Assets consist of:
Paid in capital		$ 3,894,972
Undistributed net investment income		793
Accumulated undistributed net realized gain (loss) on investments		(163,030)
Net unrealized appreciation (depreciation) on investments		408,159
Net Assets		$ 4,140,894

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($89,638 ÷ 1,706.0 shares)		$ 52.54

Maximum offering price per share (100/94.25 of $52.54)		$ 55.75
Class T: Net Asset Value and redemption price per share ($14,111 ÷ 268.1 shares)		$ 52.63

Maximum offering price per share (100/96.50 of $52.63)		$ 54.54
Class C: Net Asset Value and offering price per share ($305,886 ÷ 5,831.0 shares)A		$ 52.46

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,677,081 ÷ 69,990.7 shares)		$ 52.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,178 ÷ 1,031.2 shares)		$ 52.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 57,144

Expenses
Distribution and service plan fees	$ 1,688
Independent trustees' compensation	7
Total expenses before reductions	1,695
Expense reductions	(7)	1,688
Net investment income (loss)		55,456
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,570
Capital gain distributions from underlying funds	49,814
Total net realized gain (loss)		59,384
Change in net unrealized appreciation (depreciation) on underlying funds		142,973
Net gain (loss)		202,357
Net increase (decrease) in net assets resulting from operations		$ 257,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,456	$ 77,258
Net realized gain (loss)	59,384	(19,660)
Change in net unrealized appreciation (depreciation)	142,973	71,227
Net increase (decrease) in net assets resulting from operations	257,813	128,825
Distributions to shareholders from net investment income	(55,341)	(77,373)
Distributions to shareholders from net realized gain	(17,604)	(13,766)
Total distributions	(72,945)	(91,139)
Share transactions - net increase (decrease)	(36,609)	(390,844)
Total increase (decrease) in net assets	148,259	(353,158)

Net Assets
Beginning of period	3,992,635	4,345,793
End of period (including undistributed net investment income of $793 and undistributed net investment income of $678, respectively)	$ 4,140,894	$ 3,992,635

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.667	.815	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	2.656	.598	5.066	4.180	(5.404)	(3.239)
Total from investment operations	3.323	1.413	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.675)	(.796)	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.903)	(.943)	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 52.54	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	6.69%	2.94%	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.59% A	1.68%	1.63%	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 86	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.602	.715	.655	.603	.881	.920
Net realized and unrealized gain (loss)	2.660	.598	5.076	4.182	(5.402)	(3.234)
Total from investment operations	3.262	1.313	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.604)	(.636)	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.832)	(.783)	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 52.63	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	6.55%	2.72%	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.46%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.46%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.34% A	1.48%	1.38%	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14	$ 13	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.474	.451	.428	.385	.693	.682
Net realized and unrealized gain (loss)	2.646	.604	5.060	4.185	(5.400)	(3.227)
Total from investment operations	3.120	1.055	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.502)	(.448)	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.730)	(.595)	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 52.46	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	6.28%	2.19%	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.84% A	.93%	.88%	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 312	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.732	.935	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	2.654	.608	5.062	4.178	(5.429)	(3.209)
Total from investment operations	3.386	1.543	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.738)	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.966)	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 52.54	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	6.82%	3.22%	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.84% A	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,677	$ 3,558	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.728	.936	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	2.658	.607	5.058	4.184	(5.402)	(3.241)
Total from investment operations	3.386	1.543	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.738)	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.966)	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 52.54	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	6.82%	3.22%	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.84% A	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 24	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.4
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Disciplined Equity Fund	6.8	7.0
Fidelity Equity-Income Fund	9.0	9.4
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.4	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.2	46.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.5
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.5
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.0	16.7
	28.4	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.7	6.2
Fidelity Short-Term Bond Fund	6.7	6.3
	13.4	12.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	13.4%

Six months ago
Domestic Equity Funds	46.2%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.5%

Expected
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,058	$ 264,146
Fidelity Blue Chip Growth Fund	4,790	245,367
Fidelity Disciplined Equity Fund	11,009	282,924
Fidelity Equity-Income Fund	7,587	377,232
Fidelity Series 100 Index Fund	24,910	245,367
Fidelity Series Broad Market Opportunities Fund	37,061	433,983
Fidelity Series Small Cap Opportunities Fund	3,199	37,556
TOTAL DOMESTIC EQUITY FUNDS		1,886,575
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class	9,706	331,747
TOTAL EQUITY FUNDS (Cost $1,971,752)		2,218,322
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	10,801	103,906
Fidelity Strategic Income Fund	9,163	103,906
TOTAL HIGH YIELD FIXED-INCOME FUNDS		207,812

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	22,693	$ 238,274
Fidelity Strategic Real Return Fund	24,388	238,273
Fidelity Total Bond Fund	65,662	714,402
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,190,949
TOTAL FIXED-INCOME FUNDS (Cost $1,396,646)		1,398,761
Short-Term Funds - 13.4%

Fidelity Institutional Money Market Portfolio Institutional Class	277,916	277,916
Fidelity Short-Term Bond Fund	32,316	277,916
TOTAL SHORT-TERM FUNDS (Cost $553,676)		555,832
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,922,074)		4,172,915
NET OTHER ASSETS (LIABILITIES) - 0.0%		(641)
NET ASSETS - 100%		$ 4,172,274
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,922,074) - See accompanying schedule		$ 4,172,915
Receivable for investments sold		31,080
Receivable for fund shares sold		2,000
Total assets		4,205,995

Liabilities
Payable for investments purchased	$ 25,554
Payable for fund shares redeemed	8,062
Distribution and service plan fees payable	105
Total liabilities		33,721

Net Assets		$ 4,172,274
Net Assets consist of:
Paid in capital		$ 4,047,604
Undistributed net investment income		804
Accumulated undistributed net realized gain (loss) on investments		(126,975)
Net unrealized appreciation (depreciation) on investments		250,841
Net Assets		$ 4,172,274

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,587 ÷ 4,457.86 shares)		$ 50.16

Maximum offering price per share (100/94.25 of $50.16)		$ 53.22
Class T: Net Asset Value and redemption price per share ($25,116 ÷ 500.39 shares)		$ 50.19

Maximum offering price per share (100/96.50 of $50.19)		$ 52.01
Class C: Net Asset Value and offering price per share ($55,512 ÷ 1,106.83 shares)A		$ 50.15

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($3,850,353 ÷ 76,753.14 shares)		$ 50.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,706 ÷ 352.95 shares)		$ 50.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59,207

Expenses
Distribution and service plan fees	$ 610
Independent trustees' compensation	7
Total expenses before reductions	617
Expense reductions	(7)	610
Net investment income (loss)		58,597
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	23,622
Capital gain distributions from underlying funds	49,199
Total net realized gain (loss)		72,821
Change in net unrealized appreciation (depreciation) on underlying funds		135,592
Net gain (loss)		208,413
Net increase (decrease) in net assets resulting from operations		$ 267,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,597	$ 39,662
Net realized gain (loss)	72,821	100,607
Change in net unrealized appreciation (depreciation)	135,592	(41,402)
Net increase (decrease) in net assets resulting from operations	267,010	98,867
Distributions to shareholders from net investment income	(58,342)	(39,403)
Distributions to shareholders from net realized gain	(32,634)	(105,815)
Total distributions	(90,976)	(145,218)
Share transactions - net increase (decrease)	696,389	1,767,286
Total increase (decrease) in net assets	872,423	1,720,935

Net Assets
Beginning of period	3,299,851	1,578,916
End of period (including undistributed net investment income of $804 and undistributed net investment income of $549, respectively)	$ 4,172,274	$ 3,299,851

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.702	.717	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	2.585	.618	5.086	4.154	(5.570)	(3.322)
Total from investment operations	3.287	1.335	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.633)	(.770)	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.037)	(2.495)	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 50.16	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total Return B, C, D	6.91%	2.85%	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.37%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.86% A	1.51%	1.66%	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 224	$ 217	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.641	.599	.676	.620	.821	.918
Net realized and unrealized gain (loss)	2.582	.599	5.107	4.147	(5.548)	(3.339)
Total from investment operations	3.223	1.198	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.569)	(.633)	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.973)	(2.358)	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 50.19	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total Return B, C, D	6.79%	2.55%	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.62%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.61% A	1.26%	1.41%	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 24	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.519	.358	.434	.403	.624	.690
Net realized and unrealized gain (loss)	2.576	.615	5.102	4.143	(5.532)	(3.342)
Total from investment operations	3.095	.973	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.471)	(.438)	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.875)	(2.163)	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 50.15	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total Return B, C, D	6.52%	2.07%	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.12%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.11% A	.76%	.91%	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 52	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.763	.836	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	2.585	.618	5.095	4.147	(5.557)	(3.310)
Total from investment operations	3.348	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.694)	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.098)	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 50.17	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	7.05%	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.11% A	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,850	$ 2,991	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.764	.835	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	2.584	.619	5.109	4.145	(5.552)	(3.335)
Total from investment operations	3.348	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.694)	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.098)	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 50.17	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	7.07%	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.11% A	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 17	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.5
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Disciplined Equity Fund	6.9	7.1
Fidelity Equity-Income Fund	9.2	9.5
Fidelity Series 100 Index Fund	6.0	6.2
Fidelity Series Broad Market Opportunities Fund	10.6	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.0	46.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	9.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.6	2.6
	5.2	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.4
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.6	16.3
	27.8	27.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	5.6
Fidelity Short-Term Bond Fund	6.1	5.7
	12.2	11.3
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	12.2%

Six months ago
Domestic Equity Funds	46.9%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	11.3%

Expected
Domestic Equity Funds	45.8%
International Equity Funds	8.5%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.8%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,384	$ 176,324
Fidelity Blue Chip Growth Fund	3,196	163,730
Fidelity Disciplined Equity Fund	7,351	188,919
Fidelity Equity-Income Fund	5,066	251,892
Fidelity Series 100 Index Fund	16,622	163,730
Fidelity Series Broad Market Opportunities Fund	24,761	289,949
Fidelity Series Small Cap Opportunities Fund	2,146	25,189
TOTAL DOMESTIC EQUITY FUNDS		1,259,733
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class	7,001	239,297
TOTAL EQUITY FUNDS (Cost $1,171,581)		1,499,030
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	7,428	71,461
Fidelity Strategic Income Fund	6,302	71,461
TOTAL HIGH YIELD FIXED-INCOME FUNDS		142,922

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	14,550	$ 152,778
Fidelity Strategic Real Return Fund	15,637	152,778
Fidelity Total Bond Fund	42,101	458,057
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		763,613
TOTAL FIXED-INCOME FUNDS (Cost $847,497)		906,535
Short-Term Funds - 12.2%

Fidelity Institutional Money Market Portfolio Institutional Class	166,194	166,194
Fidelity Short-Term Bond Fund	19,325	166,194
TOTAL SHORT-TERM FUNDS (Cost $327,582)		332,388
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,346,660)		2,737,953
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52)
NET ASSETS - 100%		$ 2,737,901
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,346,660) - See accompanying schedule		$ 2,737,953
Receivable for investments sold		15,743
Total assets		2,753,696

Liabilities
Payable for investments purchased	$ 15,742
Distribution and service plan fees payable	53
Total liabilities		15,795

Net Assets		$ 2,737,901
Net Assets consist of:
Paid in capital		$ 2,451,292
Undistributed net investment income		519
Accumulated undistributed net realized gain (loss) on investments		(105,203)
Net unrealized appreciation (depreciation) on investments		391,293
Net Assets		$ 2,737,901

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,065 ÷ 364.355 shares)		$ 52.33

Maximum offering price per share (100/94.25 of $52.33)		$ 55.52
Class T: Net Asset Value and redemption price per share ($24,993 ÷ 477.602 shares)		$ 52.33

Maximum offering price per share (100/96.50 of $52.33)		$ 54.23
Class C: Net Asset Value and offering price per share ($46,285 ÷ 884.625 shares)A		$ 52.32

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($2,516,868 ÷ 48,125.252 shares)		$ 52.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,690 ÷ 2,498.754 shares)		$ 52.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 36,293

Expenses
Distribution and service plan fees	$ 359
Independent trustees' compensation	5
Total expenses before reductions	364
Expense reductions	(5)	359
Net investment income (loss)		35,934
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	377
Capital gain distributions from underlying funds	29,644
Total net realized gain (loss)		30,021
Change in net unrealized appreciation (depreciation) on underlying funds		105,573
Net gain (loss)		135,594
Net increase (decrease) in net assets resulting from operations		$ 171,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,934	$ 40,470
Net realized gain (loss)	30,021	25,007
Change in net unrealized appreciation (depreciation)	105,573	(4,302)
Net increase (decrease) in net assets resulting from operations	171,528	61,175
Distributions to shareholders from net investment income	(35,829)	(40,482)
Distributions to shareholders from net realized gain	(10,194)	(6,232)
Total distributions	(46,023)	(46,714)
Share transactions - net increase (decrease)	282,987	74,690
Total increase (decrease) in net assets	408,492	89,151

Net Assets
Beginning of period	2,329,409	2,240,258
End of period (including undistributed net investment income of $519 and undistributed net investment income of $414, respectively)	$ 2,737,901	$ 2,329,409

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.689	.782	.799	.753	.923	.994
Net realized and unrealized gain (loss)	2.837	.504	5.233	4.174	(5.753)	(3.438)
Total from investment operations	3.526	1.286	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.685)	(.775)	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.896)	(.916)	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 52.33	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	7.16%	2.71%	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.26% A,I	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.26% A,I	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.26% A,I	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.70% A	1.63%	1.66%	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 18	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.628	.662	.681	.645	.828	.875
Net realized and unrealized gain (loss)	2.829	.490	5.247	4.175	(5.757)	(3.431)
Total from investment operations	3.457	1.152	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.616)	(.651)	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.827)	(.792)	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 52.33	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	7.01%	2.42%	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	2.46% A	1.38%	1.42%	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.501	.424	.439	.426	.631	.658
Net realized and unrealized gain (loss)	2.837	.490	5.239	4.185	(5.740)	(3.448)
Total from investment operations	3.338	.914	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.507)	(.443)	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.718)	(.584)	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 52.32	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total Return B, C, D	6.76%	1.92%	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.96% A	.89%	.91%	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 43	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.755	.903	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	2.832	.505	5.227	4.183	(5.729)	(3.425)
Total from investment operations	3.587	1.408	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.746)	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.957)	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 52.30	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total Return B, C	7.29%	2.97%	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.96% A	1.89%	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,517	$ 2,123	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.756	.904	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	2.831	.504	5.226	4.185	(5.753)	(3.439)
Total from investment operations	3.587	1.408	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.746)	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.957)	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 52.30	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total Return B, C	7.29%	2.97%	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.96% A	1.89%	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 122	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.6
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Disciplined Equity Fund	7.0	7.3
Fidelity Equity-Income Fund	9.4	9.7
Fidelity Series 100 Index Fund	6.1	6.3
Fidelity Series Broad Market Opportunities Fund	10.8	10.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.8	47.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	10.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.8	2.7
	5.6	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.3
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.4	16.0
	27.4	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	4.9
Fidelity Short-Term Bond Fund	5.3	5.0
	10.6	9.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	47.8%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.9%

Expected
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,996	$ 244,202
Fidelity Blue Chip Growth Fund	4,425	226,706
Fidelity Disciplined Equity Fund	10,168	261,326
Fidelity Equity-Income Fund	7,008	348,435
Fidelity Series 100 Index Fund	23,016	226,706
Fidelity Series Broad Market Opportunities Fund	34,238	400,923
Fidelity Series Small Cap Opportunities Fund	2,981	34,992
TOTAL DOMESTIC EQUITY FUNDS		1,743,290
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class	10,412	355,880
TOTAL EQUITY FUNDS (Cost $1,978,615)		2,099,170
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	10,564	101,627
Fidelity Strategic Income Fund	8,962	101,627
TOTAL HIGH YIELD FIXED-INCOME FUNDS		203,254

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	19,535	$ 205,115
Fidelity Strategic Real Return Fund	20,994	205,115
Fidelity Total Bond Fund	56,557	615,343
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,025,573
TOTAL FIXED-INCOME FUNDS (Cost $1,239,747)		1,228,827
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class	197,297	197,297
Fidelity Short-Term Bond Fund	22,942	197,297
TOTAL SHORT-TERM FUNDS (Cost $393,547)		394,594
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,611,909)		3,722,591
NET OTHER ASSETS (LIABILITIES) - 0.0%		(274)
NET ASSETS - 100%		$ 3,722,317
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,611,909) - See accompanying schedule		$ 3,722,591
Receivable for investments sold		21,551
Total assets		3,744,142

Liabilities
Payable for investments purchased	$ 21,552
Distribution and service plan fees payable	273
Total liabilities		21,825

Net Assets		$ 3,722,317
Net Assets consist of:
Paid in capital		$ 3,779,265
Undistributed net investment income		683
Accumulated undistributed net realized gain (loss) on investments		(168,313)
Net unrealized appreciation (depreciation) on investments		110,682
Net Assets		$ 3,722,317

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,592.36 ÷ 454.245 shares)		$ 51.94

Maximum offering price per share (100/94.25 of $51.94)		$ 55.11
Class T: Net Asset Value and redemption price per share ($287,617.14 ÷ 5,540.915 shares)		$ 51.91

Maximum offering price per share (100/96.50 of $51.91)		$ 53.79
Class C: Net Asset Value and offering price per share ($178,859.30 ÷ 3,449.723 shares)A		$ 51.85

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($3,231,599.09 ÷ 62,232.911 shares)		$ 51.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($649.13 ÷ 12.499 shares)		$ 51.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,742

Expenses
Distribution and service plan fees	$ 1,626
Independent trustees' compensation	6
Total expenses before reductions	1,632
Expense reductions	(6)	1,626
Net investment income (loss)		50,116
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,128
Capital gain distributions from underlying funds	39,721
Total net realized gain (loss)		40,849
Change in net unrealized appreciation (depreciation) on underlying funds		148,044
Net gain (loss)		188,893
Net increase (decrease) in net assets resulting from operations		$ 239,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,116	$ 51,249
Net realized gain (loss)	40,849	34,074
Change in net unrealized appreciation (depreciation)	148,044	(39,842)
Net increase (decrease) in net assets resulting from operations	239,009	45,481
Distributions to shareholders from net investment income	(49,885)	(51,325)
Distributions to shareholders from net realized gain	(12,770)	(7,797)
Total distributions	(62,655)	(59,122)
Share transactions - net increase (decrease)	702,817	(139,228)
Total increase (decrease) in net assets	879,171	(152,869)

Net Assets
Beginning of period	2,843,146	2,996,015
End of period (including undistributed net investment income of $683 and undistributed net investment income of $452, respectively)	$ 3,722,317	$ 2,843,146

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.769	.760	.811	.748	.937	.951
Net realized and unrealized gain (loss)	2.844	.441 G	5.306	4.178	(6.127)	(3.464)
Total from investment operations	3.613	1.201	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.692)	(.784)	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.873)	(.921)	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 51.94	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total Return B, C, D	7.41%	2.56%	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F, I
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.03% A	1.60%	1.70%	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.705	.641	.693	.639	.844	.823
Net realized and unrealized gain (loss)	2.845	.448 G	5.287	4.183	(6.122)	(3.449)
Total from investment operations	3.550	1.089	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.629)	(.672)	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.810)	(.809)	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 51.91	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total Return B, C, D	7.28%	2.32%	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.78% A	1.35%	1.45%	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288	$ 278	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.578	.404	.454	.424	.655	.609
Net realized and unrealized gain (loss)	2.843	.445 G	5.293	4.179	(6.114)	(3.465)
Total from investment operations	3.421	.849	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.530)	(.452)	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.711)	(.589)	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 51.85	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total Return B, C, D	7.01%	1.80%	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.28% A	.85%	.95%	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179	$ 174	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.831	.880	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	2.843	.445 G	5.291	4.183	(6.126)	(3.445)
Total from investment operations	3.674	1.325	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.753)	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.934)	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 51.93	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	7.54%	2.82%	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E
Expenses before reductions F, I	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.28% A	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,232	$ 2,363	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.855	.873	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	2.829	.452 G	5.291	4.186	(6.123)	(3.466)
Total from investment operations	3.684	1.325	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.753)	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.934)	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 51.93	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	7.56%	2.82%	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, I
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.28% A	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.7
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Disciplined Equity Fund	7.2	7.4
Fidelity Equity-Income Fund	9.5	9.9
Fidelity Series 100 Index Fund	6.2	6.4
Fidelity Series Broad Market Opportunities Fund	11.0	11.1
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
	47.7	48.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.5	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.9
Fidelity Strategic Income Fund	2.9	2.9
	5.8	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.1
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	16.0	15.7
	26.6	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.7	4.2
Fidelity Short-Term Bond Fund	4.7	4.2
	9.4	8.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	48.7%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	8.4%

Expected
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,626	$ 162,086
Fidelity Blue Chip Growth Fund	2,941	150,681
Fidelity Disciplined Equity Fund	6,760	173,733
Fidelity Equity-Income Fund	4,661	231,724
Fidelity Series 100 Index Fund	15,298	150,681
Fidelity Series Broad Market Opportunities Fund	22,752	266,422
Fidelity Series Small Cap Opportunities Fund	1,963	23,051
TOTAL DOMESTIC EQUITY FUNDS		1,158,378
International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Institutional Class	7,418	253,562
TOTAL EQUITY FUNDS (Cost $1,134,774)		1,411,940
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	7,214	69,396
Fidelity Strategic Income Fund	6,120	69,396
TOTAL HIGH YIELD FIXED-INCOME FUNDS		138,792

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund	12,340	$ 129,571
Fidelity Strategic Real Return Fund	13,262	129,571
Fidelity Total Bond Fund	35,705	388,474
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		647,616
TOTAL FIXED-INCOME FUNDS (Cost $747,175)		786,408
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Institutional Class	114,042	114,042
Fidelity Short-Term Bond Fund	13,261	114,042
TOTAL SHORT-TERM FUNDS (Cost $225,416)		228,084
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,107,365)		2,426,432
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125)
NET ASSETS - 100%		$ 2,426,307
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,107,365) - See accompanying schedule		$ 2,426,432
Receivable for investments sold		14,496
Total assets		2,440,928

Liabilities
Payable for investments purchased	$ 14,495
Distribution and service plan fees payable	126
Total liabilities		14,621

Net Assets		$ 2,426,307
Net Assets consist of:
Paid in capital		$ 2,156,361
Undistributed net investment income		423
Accumulated undistributed net realized gain (loss) on investments		(49,544)
Net unrealized appreciation (depreciation) on investments		319,067
Net Assets		$ 2,426,307

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,171 ÷ 1,565.87 shares)		$ 51.20

Maximum offering price per share (100/94.25 of $51.20)		$ 54.32
Class T: Net Asset Value and redemption price per share ($110,652 ÷ 2,161.47 shares)		$ 51.19

Maximum offering price per share (100/96.50 of $51.19)		$ 53.05
Class C: Net Asset Value and offering price per share ($79,013 ÷ 1,545.35 shares)A		$ 51.13

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($2,129,015 ÷ 41,580.86 shares)		$ 51.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,456 ÷ 536.27 shares)		$ 51.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 35,516

Expenses
Distribution and service plan fees	$ 742
Independent trustees' compensation	4
Total expenses before reductions	746
Expense reductions	(4)	742
Net investment income (loss)		34,774
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	149
Capital gain distributions from underlying funds	27,959
Total net realized gain (loss)		28,108
Change in net unrealized appreciation (depreciation) on underlying funds		105,225
Net gain (loss)		133,333
Net increase (decrease) in net assets resulting from operations		$ 168,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,774	$ 27,942
Net realized gain (loss)	28,108	30,204
Change in net unrealized appreciation (depreciation)	105,225	(32,596)
Net increase (decrease) in net assets resulting from operations	168,107	25,550
Distributions to shareholders from net investment income	(34,676)	(27,910)
Distributions to shareholders from net realized gain	(9,447)	(3,924)
Total distributions	(44,123)	(31,834)
Share transactions - net increase (decrease)	210,592	490,682
Total increase (decrease) in net assets	334,576	484,398

Net Assets
Beginning of period	2,091,731	1,607,333
End of period (including undistributed net investment income of $423 and undistributed net investment income of $325, respectively)	$ 2,426,307	$ 2,091,731

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.710	.739	.858	.744	.856	.442
Net realized and unrealized gain (loss)	2.969	.384	5.317	4.191	(6.093)	(4.811)
Total from investment operations	3.679	1.123	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.689)	(.769)	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.889)	(.903)	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 51.20	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	7.67%	2.44%	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.84% A	1.59%	1.82%	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80	$ 76	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.647	.624	.736	.636	.791	.373
Net realized and unrealized gain (loss)	2.972	.367	5.326	4.191	(6.111)	(4.809)
Total from investment operations	3.619	.991	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.629)	(.647)	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.829)	(.781)	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 51.19	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	7.54%	2.15%	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.59% A	1.34%	1.57%	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 105	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.520	.390	.505	.424	.611	.233
Net realized and unrealized gain (loss)	2.967	.379	5.319	4.192	(6.107)	(4.812)
Total from investment operations	3.487	.769	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.527)	(.435)	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.727)	(.569)	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 51.13	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	7.26%	1.67%	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.09% A	.84%	1.08%	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 74	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.772	.857	.969	.849	.965	.502
Net realized and unrealized gain (loss)	2.970	.377	5.332	4.187	(6.112)	(4.795)
Total from investment operations	3.742	1.234	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.752)	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.952)	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 51.20	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	7.80%	2.68%	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.09% A	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,129	$ 1,811	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.771	.857	.973	.848	.974	.511
Net realized and unrealized gain (loss)	2.971	.377	5.328	4.188	(6.111)	(4.814)
Total from investment operations	3.742	1.234	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.752)	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.952)	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 51.20	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	7.80%	2.68%	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.09% A	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 25	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.9
Fidelity Blue Chip Growth Fund	6.4	6.4
Fidelity Disciplined Equity Fund	7.3	7.6
Fidelity Equity-Income Fund	9.8	10.1
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	11.2	11.4
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.9	49.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.5	12.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.1	3.1
	6.2	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.1
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.6	15.4
	26.2	25.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.6	3.0
Fidelity Short-Term Bond Fund	3.6	3.1
	7.2	6.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	7.2%

Six months ago
Domestic Equity Funds	49.9%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	6.1%

Expected
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.4%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	10,886	$ 204,557
Fidelity Blue Chip Growth Fund	3,707	189,925
Fidelity Disciplined Equity Fund	8,529	219,190
Fidelity Equity-Income Fund	5,874	292,054
Fidelity Series 100 Index Fund	19,282	189,925
Fidelity Series Broad Market Opportunities Fund	28,689	335,952
Fidelity Series Small Cap Opportunities Fund	2,493	29,265
TOTAL DOMESTIC EQUITY FUNDS		1,460,868
International Equity Funds - 11.5%
Fidelity Advisor International Discovery Fund Institutional Class	9,995	341,625
TOTAL EQUITY FUNDS (Cost $1,629,464)		1,802,493
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	9,406	90,483
Fidelity Strategic Income Fund	7,979	90,483
TOTAL HIGH YIELD FIXED-INCOME FUNDS		180,966

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	14,988	$ 157,375
Fidelity Strategic Real Return Fund	16,108	157,375
Fidelity Total Bond Fund	43,311	471,228
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		785,978
TOTAL FIXED-INCOME FUNDS (Cost $964,595)		966,944
Short-Term Funds - 7.2%

Fidelity Institutional Money Market Portfolio Institutional Class	108,400	108,400
Fidelity Short-Term Bond Fund	12,605	108,400
TOTAL SHORT-TERM FUNDS (Cost $216,029)		216,800
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,810,088)		2,986,237
NET OTHER ASSETS (LIABILITIES) - 0.0%		(99)
NET ASSETS - 100%		$ 2,986,138
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,810,088) - See accompanying schedule		$ 2,986,237
Receivable for investments sold		16,616
Total assets		3,002,853

Liabilities
Payable for investments purchased	$ 16,613
Distribution and service plan fees payable	102
Total liabilities		16,715

Net Assets		$ 2,986,138
Net Assets consist of:
Paid in capital		$ 2,855,900
Undistributed net investment income		571
Accumulated undistributed net realized gain (loss) on investments		(46,482)
Net unrealized appreciation (depreciation) on investments		176,149
Net Assets		$ 2,986,138

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,770 ÷ 150.84 shares)		$ 51.51

Maximum offering price per share (100/94.25 of $51.51)		$ 54.65
Class T: Net Asset Value and redemption price per share ($13,092 ÷ 253.77 shares)		$ 51.59

Maximum offering price per share (100/96.50 of $51.59)		$ 53.46
Class C: Net Asset Value and offering price per share ($114,972 ÷ 2,236.53 shares)A		$ 51.41

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($2,848,147 ÷ 55,327.18 shares)		$ 51.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,157 ÷ 41.90 shares)		$ 51.48
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 43,823

Expenses
Distribution and service plan fees	$ 670
Independent trustees' compensation	5
Total expenses before reductions	675
Expense reductions	(5)	670
Net investment income (loss)		43,153
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	18,350
Capital gain distributions from underlying funds	33,411
Total net realized gain (loss)		51,761
Change in net unrealized appreciation (depreciation) on underlying funds		120,616
Net gain (loss)		172,377
Net increase (decrease) in net assets resulting from operations		$ 215,530

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,153	$ 40,116
Net realized gain (loss)	51,761	117,214
Change in net unrealized appreciation (depreciation)	120,616	(111,202)
Net increase (decrease) in net assets resulting from operations	215,530	46,128
Distributions to shareholders from net investment income	(43,037)	(40,029)
Distributions to shareholders from net realized gain	(14,161)	(5,624)
Total distributions	(57,198)	(45,653)
Share transactions - net increase (decrease)	198,545	478,557
Total increase (decrease) in net assets	356,877	479,032

Net Assets
Beginning of period	2,629,261	2,150,229
End of period (including undistributed net investment income of $571 and undistributed net investment income of $455, respectively)	$ 2,986,138	$ 2,629,261

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.738	.762	.789	.722	.933	.442
Net realized and unrealized gain (loss)	3.113	.331	5.608	4.298	(6.238)	(4.814)
Total from investment operations	3.851	1.093	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.719)	(.771)	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.971)	(.903)	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 51.51	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	8.00%	2.36%	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.22% A, I	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.22% A, I	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.22% A, I	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.94% A	1.64%	1.67%	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8	$ 7	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.672	.649	.672	.616	.836	.371
Net realized and unrealized gain (loss)	3.121	.312	5.604	4.301	(6.227)	(4.809)
Total from investment operations	3.793	.961	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.561)	(.649)	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.813)	(.781)	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 51.59	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	7.87%	2.08%	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.49% A, I	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.49% A, I	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49% A, I	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.67% A	1.39%	1.42%	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 51	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.541	.415	.435	.402	.664	.234
Net realized and unrealized gain (loss)	3.115	.310	5.609	4.305	(6.229)	(4.816)
Total from investment operations	3.656	.725	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.544)	(.463)	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.796)	(.595)	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 51.41	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	7.59%	1.57%	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.16% A	.89%	.93%	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 107	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.793	.885	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	3.119	.317	5.602	4.297	(6.231)	(4.810)
Total from investment operations	3.912	1.202	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.770)	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.022)	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 51.48	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	8.13%	2.60%	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.16% A	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,848	$ 2,462	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.799	.865	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	3.113	.327	5.616	4.302	(6.238)	(4.818)
Total from investment operations	3.912	1.192	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.770)	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.022)	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 51.48	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	8.13%	2.58%	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.16% A	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 2	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.0	7.1
Fidelity Blue Chip Growth Fund	6.5	6.6
Fidelity Disciplined Equity Fund	7.6	7.8
Fidelity Equity-Income Fund	10.1	10.3
Fidelity Series 100 Index Fund	6.5	6.7
Fidelity Series Broad Market Opportunities Fund	11.6	11.7
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	50.3	51.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.6	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.3
Fidelity Strategic Income Fund	3.2	3.2
	6.4	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.1
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.7	15.3
	26.1	25.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.3	1.9
Fidelity Short-Term Bond Fund	2.3	2.0
	4.6	3.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Six months ago
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.6%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	41,972	$ 788,654
Fidelity Blue Chip Growth Fund	14,281	731,603
Fidelity Disciplined Equity Fund	32,863	844,587
Fidelity Equity-Income Fund	22,657	1,126,489
Fidelity Series 100 Index Fund	74,274	731,603
Fidelity Series Broad Market Opportunities Fund	110,624	1,295,407
Fidelity Series Small Cap Opportunities Fund	9,624	112,985
TOTAL DOMESTIC EQUITY FUNDS		5,631,328
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	41,074	1,403,917
TOTAL EQUITY FUNDS (Cost $6,038,310)		7,035,245
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	37,444	360,208
Fidelity Strategic Income Fund	31,764	360,208
TOTAL HIGH YIELD FIXED-INCOME FUNDS		720,416

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund	55,507	$ 582,821
Fidelity Strategic Real Return Fund	59,654	582,821
Fidelity Total Bond Fund	160,910	1,750,701
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,916,343
TOTAL FIXED-INCOME FUNDS (Cost $3,537,357)		3,636,759
Short-Term Funds - 4.6%

Fidelity Institutional Money Market Portfolio Institutional Class	257,292	257,292
Fidelity Short-Term Bond Fund	29,918	257,291
TOTAL SHORT-TERM FUNDS (Cost $511,627)		514,583
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,087,294)		11,186,587
NET OTHER ASSETS (LIABILITIES) - 0.0%		(97)
NET ASSETS - 100%		$ 11,186,490
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $10,087,294) - See accompanying schedule		$ 11,186,587
Receivable for investments sold		67,126
Receivable for fund shares sold		31
Total assets		11,253,744

Liabilities
Payable for investments purchased	$ 67,153
Distribution and service plan fees payable	86
Total liabilities		67,239

Net Assets		$ 11,186,505
Net Assets consist of:
Paid in capital		$ 10,138,124
Undistributed net investment income		2,182
Accumulated undistributed net realized gain (loss) on investments		(53,094)
Net unrealized appreciation (depreciation) on investments		1,099,293
Net Assets		$ 11,186,505

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,187 ÷ 428.62 shares)		$ 51.76

Maximum offering price per share (100/94.25 of $51.76)		$ 54.92
Class T: Net Asset Value and redemption price per share ($143,099 ÷ 2,764.02 shares)		$ 51.77

Maximum offering price per share (100/96.50 of $51.77)		$ 53.65
Class C: Net Asset Value and offering price per share ($26,350 ÷ 509.61 shares)A		$ 51.71

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($10,967,118 ÷ 211,895.86 shares)		$ 51.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,751 ÷ 536.21 shares)		$ 51.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 152,512

Expenses
Distribution and service plan fees	$ 496
Independent trustees' compensation	15
Total expenses before reductions	511
Expense reductions	(15)	496
Net investment income (loss)		152,016
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,466
Capital gain distributions from underlying funds	109,241
Total net realized gain (loss)		122,707
Change in net unrealized appreciation (depreciation) on underlying funds		508,433
Net gain (loss)		631,140
Net increase (decrease) in net assets resulting from operations		$ 783,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 152,016	$ 117,162
Net realized gain (loss)	122,707	(18,384)
Change in net unrealized appreciation (depreciation)	508,433	71,737
Net increase (decrease) in net assets resulting from operations	783,156	170,515
Distributions to shareholders from net investment income	(151,081)	(117,023)
Distributions to shareholders from net realized gain	(34,182)	(15,935)
Total distributions	(185,263)	(132,958)
Share transactions - net increase (decrease)	3,247,227	1,671,463
Total increase (decrease) in net assets	3,845,120	1,709,020

Net Assets
Beginning of period	7,341,385	5,632,365
End of period (including undistributed net investment income of $2,182 and undistributed net investment income of $1,247, respectively)	$ 11,186,505	$ 7,341,385

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.807	.782	.757	.747	.819	.425
Net realized and unrealized gain (loss)	3.215	.281	5.719	4.285	(6.123)	(4.836)
Total from investment operations	4.022	1.063	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.745)	(.791)	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.922)	(.923)	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 51.76	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total Return B, C, D	8.34%	2.30%	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.21% A	1.66%	1.61%	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22	$ 20	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.745	.660	.637	.642	.739	.365
Net realized and unrealized gain (loss)	3.216	.287	5.727	4.281	(6.128)	(4.852)
Total from investment operations	3.961	.947	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.684)	(.675)	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.861)	(.807)	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 51.77	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total Return B, C, D	8.21%	2.05%	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.96% A	1.42%	1.35%	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143	$ 132	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.622	.427	.402	.430	.560	.226
Net realized and unrealized gain (loss)	3.212	.290	5.719	4.275	(6.123)	(4.846)
Total from investment operations	3.834	.717	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.587)	(.465)	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.764)	(.597)	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 51.71	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total Return B, C, D	7.94%	1.55%	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.99% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	.99% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.47% A	.91%	.85%	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 24	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.869	.897	.880	.857	.900	.496
Net realized and unrealized gain (loss)	3.219	.284	5.719	4.279	(6.114)	(4.840)
Total from investment operations	4.088	1.181	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.801)	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.978)	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 51.76	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	8.48%	2.56%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.46% A	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,967	$ 7,139	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.871	.896	.874	.855	.918	.504
Net realized and unrealized gain (loss)	3.217	.275	5.725	4.281	(6.132)	(4.848)
Total from investment operations	4.088	1.171	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.801)	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.978)	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 51.75	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	8.49%	2.54%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.46% A	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 26	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 7,284,354	$ 500,009	$ (1,488)	$ 498,521
Fidelity Income Replacement 2018 Fund	5,335,703	166,613	(46,460)	120,153
Fidelity Income Replacement 2020 Fund	5,258,433	450,677	(12,987)	437,690
Fidelity Income Replacement 2022 Fund	4,621,853	160,574	(71,279)	89,295
Fidelity Income Replacement 2024 Fund	2,425,725	115,724	(20,930)	94,794
Fidelity Income Replacement 2026 Fund	1,817,621	71,610	(13,987)	57,623
Fidelity Income Replacement 2028 Fund	5,929,937	422,004	(41,048)	380,956
Fidelity Income Replacement 2030 Fund	3,746,920	402,376	(8,140)	394,236
Fidelity Income Replacement 2032 Fund	3,923,645	266,401	(17,131)	249,270
Fidelity Income Replacement 2034 Fund	2,379,868	361,991	(3,906)	358,085
Fidelity Income Replacement 2036 Fund	3,620,444	147,942	(45,795)	102,147
Fidelity Income Replacement 2038 Fund	2,121,986	309,737	(5,291)	304,446
Fidelity Income Replacement 2040 Fund	2,825,258	171,292	(10,313)	160,979
Fidelity Income Replacement 2042 Fund	10,141,519	1,079,573	(34,505)	1,045,068

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31,2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Fidelity Income Replacement 2016 Fund	$ (11,321)	$ (234,074)	$ (128,097)	$ (373,492)
Fidelity Income Replacement 2018 Fund	(78,455)	(410,862)	(37,212)	(526,529)
Fidelity Income Replacement 2020 Fund	(2,795)	(118,446)	(22,198)	(143,439)
Fidelity Income Replacement 2022 Fund	(33,352)	(481,397)	(74,118)	(588,867)
Fidelity Income Replacement 2024 Fund	-	(4,778)	(58,344)	(63,122)
Fidelity Income Replacement 2026 Fund	-	(194,108)	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	(313,738)	(210,425)	(524,163)
Fidelity Income Replacement 2030 Fund	(33,830)	(85,896)	-	(119,726)
Fidelity Income Replacement 2032 Fund	-	(182,121)	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	(48,212)	(43,660)	(91,872)
Fidelity Income Replacement 2036 Fund	(33)	(183,763)	(2,877)	(186,673)
Fidelity Income Replacement 2038 Fund	-	(3,448)	(48,487)	(51,935)
Fidelity Income Replacement 2040 Fund	-	(54,176)	(16,690)	(70,866)
Fidelity Income Replacement 2042 Fund	(2,106)	(15,348)	(33,939)	(51,393)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Income Replacement 2016 Fund	$ (28,964)	$ (5,046)	$ (34,010)	$ (407,502)
Fidelity Income Replacement 2018 Fund	-	-	-	(526,529)
Fidelity Income Replacement 2020 Fund	-	-	-	(143,439)
Fidelity Income Replacement 2022 Fund	-	-	-	(588,867)
Fidelity Income Replacement 2024 Fund	-	-	-	(63,122)
Fidelity Income Replacement 2026 Fund	-	-	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	-	-	(524,163)
Fidelity Income Replacement 2030 Fund	(24,894)	-	(24,894)	(144,620)
Fidelity Income Replacement 2032 Fund	-	-	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	-	-	(91,872)
Fidelity Income Replacement 2036 Fund	-	-	-	(186,673)
Fidelity Income Replacement 2038 Fund	-	-	-	(51,935)
Fidelity Income Replacement 2040 Fund	-	-	-	(70,866)
Fidelity Income Replacement 2042 Fund	(18,020)	-	(18,020)	(69,413)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	1,612,200	2,014,210
Fidelity Income Replacement 2018 Fund	1,063,580	1,372,234
Fidelity Income Replacement 2020 Fund	1,736,732	1,005,431
Fidelity Income Replacement 2022 Fund	867,472	586,656
Fidelity Income Replacement 2024 Fund	1,130,313	775,431
Fidelity Income Replacement 2026 Fund	445,947	417,540
Fidelity Income Replacement 2028 Fund	914,622	549,543
Fidelity Income Replacement 2030 Fund	699,873	704,175
Fidelity Income Replacement 2032 Fund	1,280,616	566,865
Fidelity Income Replacement 2034 Fund	514,189	211,642
Fidelity Income Replacement 2036 Fund	966,871	236,875
Fidelity Income Replacement 2038 Fund	521,617	292,410
Fidelity Income Replacement 2040 Fund	532,550	314,650
Fidelity Income Replacement 2042 Fund	4,396,915	1,073,681

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,065	$ -
Class T	.25%	.25%	436	-
Class C	.75%	.25%	4,218	393
			$ 5,719	$ 393

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2018 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 918	$ -
Class T	.25%	.25%	316	4
Class C	.75%	.25%	2,148	1,151
			$ 3,382	$ 1,155
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 508	$ 221
Class T	.25%	.25%	472	-
Class C	.75%	.25%	1,582	273
			$ 2,562	$ 494
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 486	$ -
Class T	.25%	.25%	6	2
Class C	.75%	.25%	143	15
			$ 635	$ 17
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 272	$ 48
Class T	.25%	.25%	442	50
Class C	.75%	.25%	615	17
			$ 1,329	$ 115
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 381	$ -
Class T	.25%	.25%	288	18
Class C	.75%	.25%	48	49
			$ 717	$ 67
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 173	$ -
Class T	.25%	.25%	324	-
Class C	.75%	.25%	147	-
			$ 644	$ -
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 110	$ 2
Class T	.25%	.25%	34	16
Class C	.75%	.25%	1,544	161
			$ 1,688	$ 179
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 281	$ 7
Class T	.25%	.25%	61	61
Class C	.75%	.25%	268	236
			$ 610	$ 304
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 24	$ 24
Class T	.25%	.25%	60	60
Class C	.75%	.25%	275	275
			$ 359	$ 359
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 34	$ 26
Class T	.25%	.25%	710	14
Class C	.75%	.25%	882	-
			$ 1,626	$ 40
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 89	$ 2
Class T	.25%	.25%	271	12
Class C	.75%	.25%	382	7
			$ 742	$ 21

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2040 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8	$ 7
Class T	.25%	.25%	108	14
Class C	.75%	.25%	554	141
			$ 670	$ 162
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 27	$ 7
Class T	.25%	.25%	344	64
Class C	.75%	.25%	125	125
			$ 496	$ 196

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Income Replacement 2016 Fund
Class C*	$ 19
Fidelity Income Replacement 2018 Fund
Class C*	$ 155
Fidelity Income Replacement 2026 Fund
Class T	$ 7
Fidelity Income Replacement 2038 Fund
Class A	$ 232
Fidelity Income Replacement 2042 Fund
Class A	$ 2

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 15
Fidelity Income Replacement 2018 Fund	11
Fidelity Income Replacement 2020 Fund	9
Fidelity Income Replacement 2022 Fund	8
Fidelity Income Replacement 2024 Fund	4
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	11
Fidelity Income Replacement 2030 Fund	7
Fidelity Income Replacement 2032 Fund	7
Fidelity Income Replacement 2034 Fund	5
Fidelity Income Replacement 2036 Fund	6
Fidelity Income Replacement 2038 Fund	4
Fidelity Income Replacement 2040 Fund	5
Fidelity Income Replacement 2042 Fund	15

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement

Semiannual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 5,523	$ 17,921
Class T	874	3,481
Class C	2,680	7,453
Income Replacement 2016	46,429	115,628
Institutional Class	308	1,088
Total	$ 55,814	$ 145,571
From net realized gain
Class A	$ 3,311	$ 4,976
Class T	617	1,014
Class C	3,251	4,218
Income Replacement 2016	22,904	28,030
Institutional Class	143	312
Total	$ 30,226	$ 38,550
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 6,667	$ 11,734
Class T	985	1,790
Class C	2,330	2,008
Income Replacement 2018	41,937	68,941
Institutional Class	4,531	3,499
Total	$ 56,450	$ 87,972
From net realized gain
Class A	$ 4,058	$ 3,011
Class T	695	560
Class C	2,364	852
Income Replacement 2018	22,722	15,393
Institutional Class	2,370	512
Total	$ 32,209	$ 20,328
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 4,173	$ 6,597
Class T	1,701	2,545
Class C	2,111	2,699
Income Replacement 2020	48,862	61,446
Institutional Class	159	563
Total	$ 57,006	$ 73,850
From net realized gain
Class A	$ 1,965	$ 1,517
Class T	907	694
Class C	1,535	1,162
Income Replacement 2020	20,732	11,189
Institutional Class	67	119
Total	$ 25,206	$ 14,681
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,208	$ 2,823
Class T	9	136
Class C	212	226
Income Replacement 2022	51,037	60,936
Institutional Class	42	60
Total	$ 55,508	$ 64,181

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2022 Fund
From net realized gain
Class A	$ 1,895	$ 242
Class T	3	32
Class C	142	95
Income Replacement 2022	19,965	10,582
Institutional Class	17	11
Total	$ 22,022	$ 10,962
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 2,165	$ 3,343
Class T	2,037	2,287
Class C	1,027	1,494
Income Replacement 2024	22,515	25,214
Institutional Class	355	445
Total	$ 28,099	$ 32,783
From net realized gain
Class A	$ 647	$ 710
Class T	748	601
Class C	465	575
Income Replacement 2024	7,431	4,764
Institutional Class	108	80
Total	$ 9,399	$ 6,730
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 3,781	$ 1,894
Class T	908	1,958
Class C	85	1,363
Income Replacement 2026	21,271	29,280
Institutional Class	345	440
Total	$ 26,390	$ 34,935
From net realized gain
Class A	$ 1,333	$ 335
Class T	329	383
Class C	41	570
Income Replacement 2026	7,049	5,283
Institutional Class	111	75
Total	$ 8,863	$ 6,646
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 1,737	$ 1,930
Class T	1,484	1,741
Class C	228	376
Income Replacement 2028	79,676	96,589
Institutional Class	348	441
Total	$ 83,473	$ 101,077
From net realized gain
Class A	$ 602	$ 325
Class T	568	397
Class C	107	135
Income Replacement 2028	25,172	16,208
Institutional Class	110	73
Total	$ 26,559	$ 17,138

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,148	$ 1,185
Class T	159	164
Class C	2,955	2,987
Income Replacement 2030	50,704	72,596
Institutional Class	375	441
Total	$ 55,341	$ 77,373
From net realized gain
Class A	$ 386	$ 209
Class T	60	38
Class C	1,336	991
Income Replacement 2030	15,711	12,458
Institutional Class	111	70
Total	$ 17,604	$ 13,766
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,892	$ 3,369
Class T	282	301
Class C	516	213
Income Replacement 2032	54,410	35,223
Institutional Class	242	297
Total	$ 58,342	$ 39,403
From net realized gain
Class A	$ 1,834	$ 7,528
Class T	199	816
Class C	440	1,719
Income Replacement 2032	30,021	95,178
Institutional Class	140	574
Total	$ 32,634	$ 105,815
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 246	$ 276
Class T	291	304
Class C	467	184
Income Replacement 2034	32,978	37,641
Institutional Class	1,847	2,077
Total	$ 35,829	$ 40,482
From net realized gain
Class A	$ 76	$ 50
Class T	99	65
Class C	184	49
Income Replacement 2034	9,314	5,761
Institutional Class	521	307
Total	$ 10,194	$ 6,232
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 325	$ 435
Class T	3,490	3,886
Class C	1,828	1,851
Income Replacement 2036	44,233	44,807
Institutional Class	9	346
Total	$ 49,885	$ 51,325

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2036 Fund
From net realized gain
Class A	$ 81	$ 75
Class T	1,001	793
Class C	622	576
Income Replacement 2036	11,064	6,275
Institutional Class	2	78
Total	$ 12,770	$ 7,797
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 804	$ 670
Class T	1,357	1,443
Class C	806	658
Income Replacement 2038	31,311	24,679
Institutional Class	398	460
Total	$ 34,676	$ 27,910
From net realized gain
Class A	$ 210	$ 96
Class T	429	297
Class C	305	202
Income Replacement 2038	8,397	3,260
Institutional Class	106	69
Total	$ 9,447	$ 3,924
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 106	$ 967
Class T	213	1,654
Class C	1,204	819
Income Replacement 2040	41,482	36,057
Institutional Class	32	532
Total	$ 43,037	$ 40,029
From net realized gain
Class A	$ 37	$ 224
Class T	107	359
Class C	555	216
Income Replacement 2040	13,452	4,701
Institutional Class	10	124
Total	$ 14,161	$ 5,624
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 314	$ 362
Class T	1,867	503
Class C	296	232
Income Replacement 2042	148,180	115,451
Institutional Class	424	475
Total	$ 151,081	$ 117,023
From net realized gain
Class A	$ 74	$ 53
Class T	482	67
Class C	89	65
Income Replacement 2042	33,444	15,682
Institutional Class	93	68
Total	$ 34,182	$ 15,935

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	142	365	7,195	17,945
Shares redeemed	(1,784)	(18,902)	(90,702)	(929,690)
Net increase (decrease)	(1,642)	(18,537)	$ (83,507)	$ (911,745)
Class T
Shares sold	-	265	$ -	$ 12,983
Reinvestment of distributions	24	63	1,214	3,101
Shares redeemed	(823)	(7,104)	(41,841)	(347,550)
Net increase (decrease)	(799)	(6,776)	$ (40,627)	$ (331,466)
Class C
Shares sold	-	6,125	$ -	$ 300,000
Reinvestment of distributions	84	157	4,263	7,690
Shares redeemed	(2,109)	(3,855)	(107,326)	(191,514)
Net increase (decrease)	(2,025)	2,427	$ (103,063)	$ 116,176
Income Replacement 2016
Shares sold	18,313	28,998	$ 931,724	$ 1,428,856
Reinvestment of distributions	711	1,178	36,119	57,868
Shares redeemed	(23,078)	(46,750)	(1,174,554)	(2,309,726)
Net increase (decrease)	(4,054)	(16,574)	$ (206,711)	$ (823,002)
Institutional Class
Shares sold	-	752	$ -	$ 36,796
Reinvestment of distributions	9	15	451	731
Shares redeemed	(285)	(675)	(14,428)	(33,700)
Net increase (decrease)	(276)	92	$ (13,977)	$ 3,827
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	1,088	$ -	$ 54,624
Reinvestment of distributions	136	161	6,960	7,873
Shares redeemed	(1,223)	(1,911)	(62,567)	(94,143)
Net increase (decrease)	(1,087)	(662)	$ (55,607)	$ (31,646)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	18	829	863
Shares redeemed	(169)	(458)	(8,666)	(22,651)
Net increase (decrease)	(153)	(440)	$ (7,837)	$ (21,788)
Class C
Shares sold	-	4,696	$ -	$ 235,500
Reinvestment of distributions	86	47	4,364	2,324
Shares redeemed	(660)	(586)	(33,734)	(28,893)
Net increase (decrease)	(574)	4,157	$ (29,370)	$ 208,931
Income Replacement 2018
Shares sold	9,114	19,759	$ 466,524	$ 973,771
Reinvestment of distributions	562	478	28,766	23,334
Shares redeemed	(14,109)	(19,401)	(721,500)	(957,919)
Net increase (decrease)	(4,433)	836	$ (226,210)	$ 39,186
Institutional Class
Shares sold	2,812	6,698	$ 143,858	$ 338,000
Reinvestment of distributions	103	12	5,247	589
Shares redeemed	(3,543)	(3,839)	(181,936)	(185,000)
Net increase (decrease)	(628)	2,871	$ (32,831)	$ 153,589

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	-	179	$ 17	$ 9,014
Reinvestment of distributions	84	105	4,308	5,145
Shares redeemed	(560)	(946)	(28,978)	(46,428)
Net increase (decrease)	(476)	(662)	$ (24,653)	$ (32,269)
Class T
Shares sold	1	-	$ 40	$ -
Reinvestment of distributions	43	54	2,231	2,633
Shares redeemed	(179)	(240)	(9,280)	(11,738)
Net increase (decrease)	(135)	(186)	$ (7,009)	$ (9,105)
Class C
Shares sold	568	1,771	$ 29,000	$ 87,281
Reinvestment of distributions	51	57	2,614	2,797
Shares redeemed	(552)	(355)	(28,500)	(17,952)
Net increase (decrease)	67	1,473	$ 3,114	$ 72,126
Income Replacement 2020
Shares sold	26,206	29,581	$ 1,354,259	$ 1,469,844
Reinvestment of distributions	728	529	37,464	25,967
Shares redeemed	(12,999)	(13,868)	(672,215)	(675,878)
Net increase (decrease)	13,935	16,242	$ 719,508	$ 819,933
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	14	226	682
Shares redeemed	-	(399)	-	(20,000)
Net increase (decrease)	5	(385)	$ 226	$ (19,318)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,423	$ -	$ 316,060
Reinvestment of distributions	61	23	3,145	1,138
Shares redeemed	(239)	(243)	(12,313)	(12,069)
Net increase (decrease)	(178)	6,203	$ (9,168)	$ 305,129
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	3	12	168
Shares redeemed	(91)	(357)	(4,747)	(17,200)
Net increase (decrease)	(91)	(354)	$ (4,735)	$ (17,032)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	1	39	35
Shares redeemed	-	(92)	-	(4,361)
Net increase (decrease)	1	(91)	$ 39	$ (4,326)
Income Replacement 2022
Shares sold	10,053	29,354	$ 519,150	$ 1,440,819
Reinvestment of distributions	530	314	27,261	15,180
Shares redeemed	(5,583)	(18,125)	(287,089)	(881,196)
Net increase (decrease)	5,000	11,543	$ 259,322	$ 574,803
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	1	59	71
Shares redeemed	-	(11)	-	(514)
Net increase (decrease)	1	(10)	$ 59	$ (443)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,822	622	$ 249,930	$ 30,000
Reinvestment of distributions	41	61	2,105	2,969
Shares redeemed	(1,305)	(226)	(67,177)	(10,864)
Net increase (decrease)	3,558	457	$ 184,858	$ 22,105
Class T
Shares sold	-	2,920	$ -	$ 135,760
Reinvestment of distributions	28	22	1,435	1,077
Shares redeemed	(95)	(289)	(4,901)	(14,000)
Net increase (decrease)	(67)	2,653	$ (3,466)	$ 122,837
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	4	313	209
Shares redeemed	(1,281)	(75)	(66,125)	(3,683)
Net increase (decrease)	(1,275)	(71)	$ (65,812)	$ (3,474)
Income Replacement 2024
Shares sold	10,317	16,063	$ 537,857	$ 781,886
Reinvestment of distributions	288	214	14,828	10,356
Shares redeemed	(6,442)	(15,497)	(333,583)	(749,124)
Net increase (decrease)	4,163	780	$ 219,102	$ 43,118
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	462	525
Shares redeemed	-	(79)	-	(3,719)
Net increase (decrease)	9	(68)	$ 462	$ (3,194)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	3,297	671	$ 164,296	$ 33,486
Reinvestment of distributions	86	21	4,372	1,014
Shares redeemed	(311)	(98)	(15,970)	(4,755)
Net increase (decrease)	3,072	594	$ 152,698	$ 29,745
Class T
Shares sold	57	3,515	$ 2,971	$ 173,430
Reinvestment of distributions	19	39	969	1,904
Shares redeemed	(4,547)	(236)	(228,111)	(11,308)
Net increase (decrease)	(4,471)	3,318	$ (224,171)	$ 164,026
Class C
Shares sold	-	-	$ 4	$ -
Reinvestment of distributions	3	41	126	1,933
Shares redeemed	-	(3,579)	-	(176,288)
Net increase (decrease)	3	(3,538)	$ 130	$ (174,355)
Income Replacement 2026
Shares sold	7,827	15,104	$ 398,432	$ 721,544
Reinvestment of distributions	351	331	17,944	15,918
Shares redeemed	(6,422)	(22,948)	(332,935)	(1,095,887)
Net increase (decrease)	1,756	(7,513)	$ 83,441	$ (358,425)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	456	515
Shares redeemed	-	(79)	-	(3,694)
Net increase (decrease)	9	(68)	$ 456	$ (3,179)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	1,288	$ -	$ 61,784
Reinvestment of distributions	45	45	2,339	2,202
Shares redeemed	-	(1,360)	-	(64,118)
Net increase (decrease)	45	(27)	$ 2,339	$ (132)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	8	794	397
Shares redeemed	(37)	(83)	(1,935)	(4,076)
Net increase (decrease)	(22)	(75)	$ (1,141)	$ (3,679)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	3	196	163
Shares redeemed	(183)	(326)	(9,500)	(16,000)
Net increase (decrease)	(179)	(323)	$ (9,304)	$ (15,837)
Income Replacement 2028
Shares sold	10,846	18,525	$ 562,138	$ 916,759
Reinvestment of distributions	954	574	49,221	27,535
Shares redeemed	(5,521)	(27,768)	(286,737)	(1,327,202)
Net increase (decrease)	6,279	(8,669)	$ 324,622	$ (382,908)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	458	514
Shares redeemed	-	(79)	-	(3,680)
Net increase (decrease)	9	(68)	$ 458	$ (3,166)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	3	508	$ 159	$ 25,016
Reinvestment of distributions	17	6	870	292
Shares redeemed	(20)	(249)	(1,035)	(12,382)
Net increase (decrease)	-	265	$ (6)	$ 12,926
Class T
Shares sold	5	130	$ 259	$ 5,786
Reinvestment of distributions	4	4	219	202
Shares redeemed	-	(172)	-	(7,763)
Net increase (decrease)	9	(38)	$ 478	$ (1,775)
Class C
Shares sold	-	1,702	$ -	$ 80,000
Reinvestment of distributions	49	44	2,479	2,115
Shares redeemed	(447)	(960)	(22,924)	(46,183)
Net increase (decrease)	(398)	786	$ (20,445)	$ 35,932
Income Replacement 2030
Shares sold	8,790	18,798	$ 455,387	$ 902,632
Reinvestment of distributions	803	726	41,141	34,661
Shares redeemed	(10,595)	(28,344)	(541,570)	(1,372,064)
Net increase (decrease)	(1,002)	(8,820)	$ (45,042)	$ (434,771)
Institutional Class
Shares sold	538	-	$ 27,920	$ -
Reinvestment of distributions	9	11	486	511
Shares redeemed	-	(79)	-	(3,667)
Net increase (decrease)	547	(68)	$ 28,406	$ (3,156)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	94	220	4,569	10,424
Shares redeemed	(161)	(52)	(8,063)	(2,367)
Net increase (decrease)	(67)	168	$ (3,494)	$ 8,057
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	24	481	1,117
Shares redeemed	-	(78)	-	(3,575)
Net increase (decrease)	9	(54)	$ 481	$ (2,458)
Class C
Shares sold	-	660	$ -	$ 32,801
Reinvestment of distributions	20	41	957	1,932
Shares redeemed	-	(65)	-	(2,961)
Net increase (decrease)	20	636	$ 957	$ 31,772
Income Replacement 2032
Shares sold	20,621	42,168	$ 1,012,599	$ 2,026,945
Reinvestment of distributions	1,308	2,499	63,971	118,902
Shares redeemed	(7,595)	(8,682)	(378,507)	(414,301)
Net increase (decrease)	14,334	35,985	$ 698,063	$ 1,731,546
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	18	382	871
Shares redeemed	-	(54)	-	(2,502)
Net increase (decrease)	8	(36)	$ 382	$ (1,631)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	7	322	326
Shares redeemed	-	(59)	-	(2,697)
Net increase (decrease)	6	(52)	$ 322	$ (2,371)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	8	390	369
Shares redeemed	-	(77)	-	(3,548)
Net increase (decrease)	8	(69)	$ 390	$ (3,179)
Class C
Shares sold	582	517	$ 30,000	$ 25,724
Reinvestment of distributions	13	5	651	233
Shares redeemed	(582)	(58)	(29,859)	(2,686)
Net increase (decrease)	13	464	$ 792	$ 23,271
Income Replacement 2034
Shares sold	6,069	3,140	$ 314,745	$ 153,765
Reinvestment of distributions	489	241	24,853	11,289
Shares redeemed	(1,168)	(2,549)	(59,892)	(121,949)
Net increase (decrease)	5,390	832	$ 279,706	$ 43,105
Institutional Class
Shares sold	-	258	$ -	$ 12,168
Reinvestment of distributions	47	50	2,368	2,360
Shares redeemed	(12)	(14)	(591)	(664)
Net increase (decrease)	35	294	$ 1,777	$ 13,864

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	11	406	510
Shares redeemed	(112)	(92)	(5,700)	(4,164)
Net increase (decrease)	(104)	(81)	$ (5,294)	$ (3,654)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	54	31	2,706	1,410
Shares redeemed	(165)	(264)	(8,395)	(12,509)
Net increase (decrease)	(111)	(233)	$ (5,689)	$ (11,099)
Class C
Shares sold	-	30	$ -	$ 1,500
Reinvestment of distributions	49	52	2,450	2,427
Shares redeemed	(140)	(959)	(7,074)	(46,079)
Net increase (decrease)	(91)	(877)	$ (4,624)	$ (42,152)
Income Replacement 2036
Shares sold	14,595	20,071	$ 739,494	$ 968,864
Reinvestment of distributions	566	223	28,539	10,328
Shares redeemed	(974)	(22,004)	(49,621)	(1,034,063)
Net increase (decrease)	14,187	(1,710)	$ 718,412	$ (54,871)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	9	12	424
Shares redeemed	-	(563)	-	(27,876)
Net increase (decrease)	-	(554)	$ 12	$ (27,452)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	577	851	$ 29,138	$ 39,713
Reinvestment of distributions	20	16	1,014	766
Shares redeemed	(610)	-	(30,000)	-
Net increase (decrease)	(13)	867	$ 152	$ 40,479
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	22	13	1,136	612
Shares redeemed	(39)	(465)	(1,970)	(20,928)
Net increase (decrease)	(17)	(452)	$ (834)	$ (20,316)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	22	19	1,111	859
Shares redeemed	-	-	-	-
Net increase (decrease)	22	19	$ 1,111	$ 859
Income Replacement 2038
Shares sold	6,786	20,341	$ 339,548	$ 976,884
Reinvestment of distributions	586	325	29,113	15,074
Shares redeemed	(3,195)	(11,169)	(159,002)	(518,978)
Net increase (decrease)	4,177	9,497	$ 209,659	$ 472,980
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	11	504	529
Shares redeemed	-	(86)	-	(3,849)
Net increase (decrease)	10	(75)	$ 504	$ (3,320)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	4	7	$ 190	$ 317
Reinvestment of distributions	3	26	143	1,191
Shares redeemed	-	(1,864)	-	(90,268)
Net increase (decrease)	7	(1,831)	$ 333	$ (88,760)
Class T
Shares sold	45	63	$ 2,240	$ 2,938
Reinvestment of distributions	6	44	320	2,013
Shares redeemed	(844)	(1,755)	(42,976)	(82,476)
Net increase (decrease)	(793)	(1,648)	$ (40,416)	$ (77,525)
Class C
Shares sold	-	543	$ -	$ 26,345
Reinvestment of distributions	36	22	1,759	1,035
Shares redeemed	-	-	-	-
Net increase (decrease)	36	565	$ 1,759	$ 27,380
Income Replacement 2040
Shares sold	7,591	26,082	$ 383,659	$ 1,264,360
Reinvestment of distributions	810	331	40,386	15,315
Shares redeemed	(3,754)	(12,843)	(187,218)	(618,513)
Net increase (decrease)	4,647	13,570	$ 236,827	$ 661,162
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	14	42	656
Shares redeemed	-	(961)	-	(44,356)
Net increase (decrease)	1	(947)	$ 42	$ (43,700)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	5	245	$ 254	$ 11,886
Reinvestment of distributions	8	9	388	415
Shares redeemed	-	(304)	-	(14,424)
Net increase (decrease)	13	(50)	$ 642	$ (2,123)
Class T
Shares sold	-	2,200	$ -	$ 105,795
Reinvestment of distributions	47	12	2,349	570
Shares redeemed	-	(84)	-	(3,786)
Net increase (decrease)	47	2,128	$ 2,349	$ 102,579
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	6	385	297
Shares redeemed	-	(83)	-	(3,716)
Net increase (decrease)	8	(77)	$ 385	$ (3,419)
Income Replacement 2042
Shares sold	82,751	52,015	$ 4,136,675	$ 2,501,513
Reinvestment of distributions	2,496	1,220	124,896	56,045
Shares redeemed	(20,096)	(20,364)	(1,018,237)	(979,817)
Net increase (decrease)	65,151	32,871	$ 3,243,334	$ 1,577,741
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	12	517	543
Shares redeemed	-	(87)	-	(3,858)
Net increase (decrease)	10	(75)	$ 517	$ (3,315)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	11%	22%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract is in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contract is fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Adviser's investment staff, including its size, education, experience, and resources, as well as the Investment Adviser's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Adviser's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Adviser and its affiliates under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR believes that no meaningful peer group exists for the funds, given that competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and/or glide path construction.

Because each fund had been in existence less than five calendar years, for Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2020 Fund, Income Replacement 2022 Fund, Income Replacement 2028 Fund, Income Replacement 2030 Fund, and Income Replacement 2032 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark") and, for Income Replacement 2024 Fund, Income Replacement 2026 Fund, Income Replacement 2034 Fund, Income Replacement 2036 Fund, Income Replacement 2038 Fund, Income Replacement 2040 Fund, and Income Replacement 2042 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of its benchmark. The returns of the retail class or Institutional Class (Class I), as applicable, and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2020 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2022 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2024 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2028 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2030 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2032 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034 Fund

The Board noted that the investment performance of Institutional Class C (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2036 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2038 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2040 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2011 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)

RW-USAN-0313
1.848177.105

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Semiannual Report

January 31, 2013

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,021.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,020.20	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,017.70	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,022.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,022.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,034.00	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,032.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.90	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,035.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,035.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,043.80	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,042.40	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.70	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,045.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,051.20	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.49%**
Actual		$ 1,000.00	$ 1,049.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50
Class C	1.00%
Actual		$ 1,000.00	$ 1,047.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,052.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,052.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,056.80	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,055.50	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,052.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,058.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,058.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,060.80	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,059.60	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.03%**
Actual		$ 1,000.00	$ 1,056.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,062.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,062.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,064.20	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,062.70	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,060.10	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,065.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,065.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,066.90	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,065.50	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,062.80	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,068.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,068.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,069.10	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,067.90	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,065.20	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,070.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,070.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.26%**
Actual		$ 1,000.00	$ 1,071.60	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.89	$ 1.33
Class T	.50%
Actual		$ 1,000.00	$ 1,070.10	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,067.60	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,072.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,072.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,074.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,072.80	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,070.10	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,075.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,075.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,076.70	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,075.40	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.60	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,078.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,078.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.22%**
Actual		$ 1,000.00	$ 1,080.00	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Class T	.49%**
Actual		$ 1,000.00	$ 1,078.70	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50
Class C	1.00%
Actual		$ 1,000.00	$ 1,075.90	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,081.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,081.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,083.40	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,082.10	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	.99%**
Actual		$ 1,000.00	$ 1,079.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,084.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,084.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Funds' annualized expense ratio.

** Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.0	2.4
Fidelity Blue Chip Growth Fund	1.9	2.2
Fidelity Disciplined Equity Fund	2.1	2.6
Fidelity Equity-Income Fund	2.9	3.5
Fidelity Series 100 Index Fund	1.9	2.2
Fidelity Series Broad Market Opportunities Fund	3.3	4.0
Fidelity Series Small Cap Opportunities Fund	0.3	0.3
	14.4	17.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	6.8
Fidelity Strategic Real Return Fund	5.8	6.8
Fidelity Total Bond Fund	17.3	20.4
	28.9	34.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	34.0	28.1
Fidelity Short-Term Bond Fund	22.7	20.7
	56.7	48.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Six months ago
Domestic Equity Funds	17.2%
Investment Grade Fixed-Income Funds	34.0%
Short-Term Funds	48.8%

Expected
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 14.4%
	Shares	Value
Domestic Equity Funds - 14.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,367	$ 157,214
Fidelity Blue Chip Growth Fund	2,841	145,540
Fidelity Disciplined Equity Fund	6,541	168,110
Fidelity Equity-Income Fund	4,508	224,147
Fidelity Series 100 Index Fund	14,776	145,540
Fidelity Series Broad Market Opportunities Fund	21,999	257,613
Fidelity Series Small Cap Opportunities Fund	1,923	22,570
TOTAL EQUITY FUNDS (Cost $798,005)		1,120,734
Fixed-Income Funds - 28.9%

Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund	42,843	449,850
Fidelity Strategic Real Return Fund	46,044	449,850
Fidelity Total Bond Fund	124,111	1,350,328
TOTAL FIXED-INCOME FUNDS (Cost $2,055,637)		2,250,028
Short-Term Funds - 56.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,647,735	$ 2,647,735
Fidelity Short-Term Bond Fund	205,160	1,764,378
TOTAL SHORT-TERM FUNDS (Cost $4,361,401)		4,412,113
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,215,043)		7,782,875
NET OTHER ASSETS (LIABILITIES) - 0.0%		(878)
NET ASSETS - 100%		$ 7,781,997
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $7,215,043) - See accompanying schedule		$ 7,782,875
Receivable for investments sold		118,499
Total assets		7,901,374

Liabilities
Payable for investments purchased	$ 118,468
Distribution and service plan fees payable	909
Total liabilities		119,377

Net Assets		$ 7,781,997
Net Assets consist of:
Paid in capital		$ 7,565,929
Undistributed net investment income		1,293
Accumulated undistributed net realized gain (loss) on investments		(353,057)
Net unrealized appreciation (depreciation) on investments		567,832
Net Assets		$ 7,781,997

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($811,678 ÷ 15,914.9 shares)		$ 51.00

Maximum offering price per share (100/94.25 of $51.00)		$ 54.11
Class T: Net Asset Value and redemption price per share ($154,963 ÷ 3,037.6 shares)		$ 51.01

Maximum offering price per share (100/96.50 of $51.01)		$ 52.86
Class C: Net Asset Value and offering price per share ($796,841 ÷ 15,632.0 shares)A		$ 50.97

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($5,983,146 ÷ 117,305.9 shares)		$ 51.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,369 ÷ 693.4 shares)		$ 51.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 61,384

Expenses
Distribution and service plan fees	$ 5,719
Independent trustees' compensation	15
Total expenses before reductions	5,734
Expense reductions	(15)	5,719
Net investment income (loss)		55,665
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	83,221
Capital gain distributions from underlying funds	76,357
Total net realized gain (loss)		159,578
Change in net unrealized appreciation (depreciation) on underlying funds		(42,707)
Net gain (loss)		116,871
Net increase (decrease) in net assets resulting from operations		$ 172,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,665	$ 145,008
Net realized gain (loss)	159,578	161,103
Change in net unrealized appreciation (depreciation)	(42,707)	(34,457)
Net increase (decrease) in net assets resulting from operations	172,536	271,654
Distributions to shareholders from net investment income	(55,814)	(145,571)
Distributions to shareholders from net realized gain	(30,226)	(38,550)
Total distributions	(86,040)	(184,121)
Share transactions - net increase (decrease)	(447,885)	(1,946,210)
Total increase (decrease) in net assets	(361,389)	(1,858,677)

Net Assets
Beginning of period	8,143,386	10,002,063
End of period (including undistributed net investment income of $1,293 and undistributed net investment income of $1,442, respectively)	$ 7,781,997	$ 8,143,386

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.331	.736	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	.746	.842	3.054	3.539	(3.686)	(2.204)
Total from investment operations	1.077	1.578	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.335)	(.733)	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.537)	(.938)	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 51.00	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	2.14%	3.23%	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.30% A	1.49%	1.68%	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 812	$ 886	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.268	.612	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	.745	.847	3.043	3.540	(3.690)	(2.219)
Total from investment operations	1.013	1.459	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.271)	(.594)	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.473)	(.799)	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 51.01	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	2.02%	2.98%	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.05% A	1.24%	1.42%	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 155	$ 194	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.140	.364	.453	.485	.822	.904
Net realized and unrealized gain (loss)	.748	.837	3.055	3.531	(3.689)	(2.227)
Total from investment operations	.888	1.201	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.166)	(.376)	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.368)	(.581)	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 50.97	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	1.77%	2.45%	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.55% A	.74%	.92%	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 797	$ 891	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.394	.859	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	.747	.838	3.055	3.539	(3.692)	(2.217)
Total from investment operations	1.141	1.697	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.399)	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.601)	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 51.00	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	2.27%	3.48%	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.55% A	1.74%	1.93%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,983	$ 6,124	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.395	.861	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	.756	.836	3.054	3.530	(3.686)	(2.231)
Total from investment operations	1.151	1.697	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.399)	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.601)	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 51.01	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	2.29%	3.48%	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.55% A	1.74%	1.92%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 49	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.2	3.5
Fidelity Blue Chip Growth Fund	2.9	3.3
Fidelity Disciplined Equity Fund	3.4	3.9
Fidelity Equity-Income Fund	4.5	5.2
Fidelity Series 100 Index Fund	2.9	3.3
Fidelity Series Broad Market Opportunities Fund	5.2	5.8
Fidelity Series Small Cap Opportunities Fund	0.4	0.5
	22.5	25.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.8	2.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.5	8.2
Fidelity Strategic Real Return Fund	8.5	8.5
Fidelity Total Bond Fund	25.3	24.8
	42.3	41.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.7	15.3
Fidelity Short-Term Bond Fund	16.7	15.4
	33.4	30.7
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.3%
Short-Term Funds	33.4%

Six months ago
Domestic Equity Funds	25.5%
International Equity Funds	2.3%
Investment Grade Fixed-Income Funds	41.5%
Short-Term Funds	30.7%

Expected
Domestic Equity Funds	21.1%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.2%
Short-Term Funds	36.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,146	$ 171,860
Fidelity Blue Chip Growth Fund	3,120	159,857
Fidelity Disciplined Equity Fund	7,175	184,408
Fidelity Equity-Income Fund	4,938	245,514
Fidelity Series 100 Index Fund	16,229	159,857
Fidelity Series Broad Market Opportunities Fund	24,134	282,613
Fidelity Series Small Cap Opportunities Fund	2,091	24,551
TOTAL DOMESTIC EQUITY FUNDS		1,228,660
International Equity Funds - 1.8%
Fidelity Advisor International Discovery Fund Institutional Class	2,889	98,751
TOTAL EQUITY FUNDS (Cost $1,201,425)		1,327,411
Fixed-Income Funds - 42.3%
	Shares	Value
Investment Grade Fixed-Income Funds - 42.3%
Fidelity Government Income Fund	44,063	$ 462,657
Fidelity Strategic Real Return Fund	47,355	462,657
Fidelity Total Bond Fund	127,420	1,386,331
TOTAL FIXED-INCOME FUNDS (Cost $2,270,067)		2,311,645
Short-Term Funds - 33.4%

Fidelity Institutional Money Market Portfolio Institutional Class	908,400	908,400
Fidelity Short-Term Bond Fund	105,628	908,400
TOTAL SHORT-TERM FUNDS (Cost $1,805,527)		1,816,800
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,277,019)		5,455,856
NET OTHER ASSETS (LIABILITIES) - 0.0%		(548)
NET ASSETS - 100%		$ 5,455,308
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,277,019) - See accompanying schedule		$ 5,455,856
Receivable for investments sold		45,408
Total assets		5,501,264

Liabilities
Payable for investments purchased	$ 45,405
Distribution and service plan fees payable	551
Total liabilities		45,956

Net Assets		$ 5,455,308
Net Assets consist of:
Paid in capital		$ 5,799,074
Undistributed net investment income		1,170
Accumulated undistributed net realized gain (loss) on investments		(523,773)
Net unrealized appreciation (depreciation) on investments		178,837
Net Assets		$ 5,455,308

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($719,848 ÷ 13,966.7 shares)		$ 51.54

Maximum offering price per share (100/94.25 of $51.54)		$ 54.68
Class T: Net Asset Value and redemption price per share ($122,348 ÷ 2,372.7 shares)		$ 51.56

Maximum offering price per share (100/96.50 of $51.56)		$ 53.43
Class C: Net Asset Value and offering price per share ($417,984 ÷ 8,117.1 shares)A		$ 51.49

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,748,314 ÷ 72,710.9 shares)		$ 51.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($446,814 ÷ 8,666.5 shares)		$ 51.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59,916

Expenses
Distribution and service plan fees	$ 3,382
Independent trustees' compensation	11
Total expenses before reductions	3,393
Expense reductions	(11)	3,382
Net investment income (loss)		56,534
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	26,121
Capital gain distributions from underlying funds	75,324
Total net realized gain (loss)		101,445
Change in net unrealized appreciation (depreciation) on underlying funds		34,855
Net gain (loss)		136,300
Net increase (decrease) in net assets resulting from operations		$ 192,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,534	$ 87,998
Net realized gain (loss)	101,445	133,708
Change in net unrealized appreciation (depreciation)	34,855	(43,406)
Net increase (decrease) in net assets resulting from operations	192,834	178,300
Distributions to shareholders from net investment income	(56,450)	(87,972)
Distributions to shareholders from net realized gain	(32,209)	(20,328)
Total distributions	(88,659)	(108,300)
Share transactions - net increase (decrease)	(351,855)	348,272
Total increase (decrease) in net assets	(247,680)	418,272

Net Assets
Beginning of period	5,702,988	5,284,716
End of period (including undistributed net investment income of $1,170 and undistributed net investment income of $1,086, respectively)	$ 5,455,308	$ 5,702,988

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.474	.774	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	1.234	.909	3.655	3.763	(4.138)	(2.454)
Total from investment operations	1.708	1.683	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.469)	(.765)	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.758)	(.963)	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 51.54	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	3.40%	3.45%	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.85% A	1.57%	1.71%	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 720	$ 762	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.409	.651	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	1.225	.909	3.664	3.759	(4.128)	(2.483)
Total from investment operations	1.634	1.560	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.405)	(.642)	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.694)	(.840)	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 51.56	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	3.25%	3.19%	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.60% A	1.32%	1.46%	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 128	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.281	.403	.469	.495	.786	.836
Net realized and unrealized gain (loss)	1.221	.912	3.659	3.760	(4.122)	(2.476)
Total from investment operations	1.502	1.315	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.283)	(.407)	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.572)	(.605)	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 51.49	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total Return B, C, D	2.99%	2.68%	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.10% A	.82%	.96%	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 418	$ 439	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.538	.898	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	1.233	.908	3.657	3.761	(4.138)	(2.469)
Total from investment operations	1.771	1.806	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.532)	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.821)	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 51.55	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	3.53%	3.71%	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expense net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.10% A	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,748	$ 3,904	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.538	.891	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	1.233	.915	3.668	3.761	(4.121)	(2.474)
Total from investment operations	1.771	1.806	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.532)	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.821)	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 51.56	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	3.52%	3.71%	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expense net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.10% A	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 447	$ 470	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.1	4.4
Fidelity Blue Chip Growth Fund	3.8	4.1
Fidelity Disciplined Equity Fund	4.4	4.9
Fidelity Equity-Income Fund	5.9	6.5
Fidelity Series 100 Index Fund	3.9	4.2
Fidelity Series Broad Market Opportunities Fund	6.8	7.4
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	29.5	32.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.9	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.9	1.1
Fidelity Strategic Income Fund	0.9	1.1
	1.8	2.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.4
Fidelity Strategic Real Return Fund	7.8	7.7
Fidelity Total Bond Fund	23.2	22.6
	38.8	37.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.5	12.3
Fidelity Short-Term Bond Fund	13.5	12.4
	27.0	24.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.8%
Investment Grade Fixed-Income Funds	38.8%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	32.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	37.7%
Short-Term Funds	24.7%

Expected
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	39.9%
Short-Term Funds	28.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Domestic Equity Funds - 29.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,490	$ 234,680
Fidelity Blue Chip Growth Fund	4,258	218,161
Fidelity Disciplined Equity Fund	9,796	251,769
Fidelity Equity-Income Fund	6,748	335,502
Fidelity Series 100 Index Fund	22,148	218,162
Fidelity Series Broad Market Opportunities Fund	32,931	385,628
Fidelity Series Small Cap Opportunities Fund	2,863	33,607
TOTAL DOMESTIC EQUITY FUNDS		1,677,509
International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,833	165,188
TOTAL EQUITY FUNDS (Cost $1,465,214)		1,842,697
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 1.8%
Fidelity Capital & Income Fund	5,151	49,556
Fidelity Strategic Income Fund	4,370	49,556
TOTAL HIGH YIELD FIXED-INCOME FUNDS		99,112

	Shares	Value
Investment Grade Fixed-Income Funds - 38.8%
Fidelity Government Income Fund	42,151	$ 442,589
Fidelity Strategic Real Return Fund	45,301	442,589
Fidelity Total Bond Fund	122,142	1,328,904
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,214,082
TOTAL FIXED-INCOME FUNDS (Cost $2,222,035)		2,313,194
Short-Term Funds - 27.0%

Fidelity Institutional Money Market Portfolio Institutional Class	770,116	770,116
Fidelity Short-Term Bond Fund	89,548	770,116
TOTAL SHORT-TERM FUNDS (Cost $1,524,515)		1,540,232
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,211,764)		5,696,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		(423)
NET ASSETS - 100%		$ 5,695,700
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,211,764) - See accompanying schedule		$ 5,696,123
Receivable for investments sold		51,919
Total assets		5,748,042

Liabilities
Payable for investments purchased	$ 51,916
Distribution and service plan fees payable	426
Total liabilities		52,342

Net Assets		$ 5,695,700
Net Assets consist of:
Paid in capital		$ 5,359,066
Undistributed net investment income		1,172
Accumulated undistributed net realized gain (loss) on investments		(148,897)
Net unrealized appreciation (depreciation) on investments		484,359
Net Assets		$ 5,695,700

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($394,986 ÷ 7,580.3 shares)		$ 52.11

Maximum offering price per share (100/94.25 of $52.11)		$ 55.29
Class T: Net Asset Value and redemption price per share ($187,523 ÷ 3,599.5 shares)		$ 52.10

Maximum offering price per share (100/96.50 of $52.10)		$ 53.99
Class C: Net Asset Value and offering price per share ($318,155 ÷ 6,112.2 shares)A		$ 52.05

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($4,781,044 ÷ 91,754.0 shares)		$ 52.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,992 ÷ 268.5 shares)		$ 52.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59,856

Expenses
Distribution and service plan fees	$ 2,562
Independent trustees' compensation	9
Total expenses before reductions	2,571
Expense reductions	(9)	2,562
Net investment income (loss)		57,294
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	20,845
Capital gain distributions from underlying funds	65,023
Total net realized gain (loss)		85,868
Change in net unrealized appreciation (depreciation) on underlying funds		81,283
Net gain (loss)		167,151
Net increase (decrease) in net assets resulting from operations		$ 224,445

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,294	$ 73,877
Net realized gain (loss)	85,868	43,077
Change in net unrealized appreciation (depreciation)	81,283	31,118
Net increase (decrease) in net assets resulting from operations	224,445	148,072
Distributions to shareholders from net investment income	(57,006)	(73,850)
Distributions to shareholders from net realized gain	(25,206)	(14,681)
Total distributions	(82,212)	(88,531)
Share transactions - net increase (decrease)	691,186	831,367
Total increase (decrease) in net assets	833,419	890,908

Net Assets
Beginning of period	4,862,281	3,971,373
End of period (including undistributed net investment income of $1,172 and undistributed net investment income of $884, respectively)	$ 5,695,700	$ 4,862,281

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.543	.793	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	1.663	.884	4.128	3.930	(4.465)	(2.692)
Total from investment operations	2.206	1.677	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.533)	(.794)	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.786)	(.977)	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 52.11	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	4.38%	3.44%	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.10% A	1.61%	1.67%	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 395	$ 408	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.478	.670	.696	.696	.926	.985
Net realized and unrealized gain (loss)	1.655	.885	4.135	3.928	(4.460)	(2.707)
Total from investment operations	2.133	1.555	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.470)	(.672)	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.723)	(.855)	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 52.10	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	4.24%	3.18%	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.85% A	1.36%	1.42%	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 189	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.348	.422	.449	.473	.736	.755
Net realized and unrealized gain (loss)	1.652	.876	4.132	3.923	(4.471)	(2.699)
Total from investment operations	2.000	1.298	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.347)	(.435)	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.600)	(.618)	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 52.05	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	3.97%	2.65%	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.35% A	.86%	.92%	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 318	$ 306	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.606	.917	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	1.665	.874	4.138	3.919	(4.464)	(2.677)
Total from investment operations	2.271	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.598)	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.851)	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 52.11	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	4.52%	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.35% A	1.86%	1.92%	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,781	$ 3,945	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.607	.917	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	1.664	.874	4.141	3.916	(4.477)	(2.702)
Total from investment operations	2.271	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.598)	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.851)	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 52.11	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	4.52%	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.35% A	1.86%	1.92%	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14	$ 13	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.1
Fidelity Blue Chip Growth Fund	4.5	4.8
Fidelity Disciplined Equity Fund	5.2	5.6
Fidelity Equity-Income Fund	7.0	7.5
Fidelity Series 100 Index Fund	4.5	4.8
Fidelity Series Broad Market Opportunities Fund	8.0	8.5
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	34.8	37.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.9	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.6
Fidelity Strategic Income Fund	1.4	1.5
	2.8	3.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	6.9
Fidelity Strategic Real Return Fund	7.2	7.2
Fidelity Total Bond Fund	21.5	20.9
	35.9	35.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.3	10.3
Fidelity Short-Term Bond Fund	11.3	10.4
	22.6	20.7

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.6%

Six months ago
Domestic Equity Funds	37.0%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.1%
Investment Grade Fixed-Income Funds	35.0%
Short-Term Funds	20.7%

Expected
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.7%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,210	$ 229,433
Fidelity Blue Chip Growth Fund	4,166	213,415
Fidelity Disciplined Equity Fund	9,569	245,922
Fidelity Equity-Income Fund	6,595	327,896
Fidelity Series 100 Index Fund	21,667	213,415
Fidelity Series Broad Market Opportunities Fund	32,226	377,363
Fidelity Series Small Cap Opportunities Fund	2,809	32,978
TOTAL DOMESTIC EQUITY FUNDS		1,640,422
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,307	181,379
TOTAL EQUITY FUNDS (Cost $1,715,208)		1,821,801
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund	6,856	65,956
Fidelity Strategic Income Fund	5,816	65,956
TOTAL HIGH YIELD FIXED-INCOME FUNDS		131,912

	Shares	Value
Investment Grade Fixed-Income Funds - 35.9%
Fidelity Government Income Fund	32,350	$ 339,674
Fidelity Strategic Real Return Fund	34,767	339,674
Fidelity Total Bond Fund	93,487	1,017,137
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,696,485
TOTAL FIXED-INCOME FUNDS (Cost $1,828,736)		1,828,397
Short-Term Funds - 22.6%

Fidelity Institutional Money Market Portfolio Institutional Class	530,475	530,475
Fidelity Short-Term Bond Fund	61,683	530,475
TOTAL SHORT-TERM FUNDS (Cost $1,057,428)		1,060,950
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,601,372)		4,711,148
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 4,711,044
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $4,601,372) - See accompanying schedule		$ 4,711,148
Cash		1
Receivable for investments sold		35,462
Total assets		4,746,611

Liabilities
Payable for investments purchased	$ 33,462
Payable for fund shares redeemed	2,000
Distribution and service plan fees payable	105
Total liabilities		35,567

Net Assets		$ 4,711,044
Net Assets consist of:
Paid in capital		$ 5,161,057
Undistributed net investment income		1,042
Accumulated undistributed net realized gain (loss) on investments		(560,831)
Net unrealized appreciation (depreciation) on investments		109,776
Net Assets		$ 4,711,044

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($389,581.74 ÷ 7,462.356 shares)		$ 52.21

Maximum offering price per share (100/94.25 of $52.21)		$ 55.40
Class T: Net Asset Value and redemption price per share ($709.37 ÷ 13.573 shares)		$ 52.26

Maximum offering price per share (100/96.50 of $52.26)		$ 54.16
Class C: Net Asset Value and offering price per share ($29,136.60 ÷ 557.966 shares)A		$ 52.22

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($4,288,043.37 ÷ 82,142.348 shares)		$ 52.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,572.86 ÷ 68.458 shares)		$ 52.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 56,371

Expenses
Distribution and service plan fees	$ 635
Independent trustees' compensation	8
Total expenses before reductions	643
Expense reductions	(8)	635
Net investment income (loss)		55,736
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	15,103
Capital gain distributions from underlying funds	57,093
Total net realized gain (loss)		72,196
Change in net unrealized appreciation (depreciation) on underlying funds		100,398
Net gain (loss)		172,594
Net increase (decrease) in net assets resulting from operations		$ 228,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,736	$ 64,238
Net realized gain (loss)	72,196	53,984
Change in net unrealized appreciation (depreciation)	100,398	17,516
Net increase (decrease) in net assets resulting from operations	228,330	135,738
Distributions to shareholders from net investment income	(55,508)	(64,181)
Distributions to shareholders from net realized gain	(22,022)	(10,962)
Total distributions	(77,530)	(75,143)
Share transactions - net increase (decrease)	245,517	858,131
Total increase (decrease) in net assets	396,317	918,726

Net Assets
Beginning of period	4,314,727	3,396,001
End of period (including undistributed net investment income of $1,042 and undistributed net investment income of $814, respectively)	$ 4,711,044	$ 4,314,727

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.585	.783	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	1.979	.842	4.431	3.980	(4.739)	(2.853)
Total from investment operations	2.564	1.625	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.560)	(.784)	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.814)	(.955)	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 52.21	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	5.12%	3.35%	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.27% A	1.59%	1.67%	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 390	$ 386	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.528	.653	.691	.702	.933	.982
Net realized and unrealized gain (loss)	1.963	.871	4.434	3.985	(4.736)	(2.862)
Total from investment operations	2.491	1.524	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.507)	(.643)	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.761)	(.814)	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 52.26	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	4.97%	3.13%	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.49% A, I	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.49% A, I	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.49% A, I	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	2.03% A	1.34%	1.43%	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 5	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.393	.411	.447	.477	.737	.760
Net realized and unrealized gain (loss)	1.971	.845	4.434	3.989	(4.745)	(2.860)
Total from investment operations	2.364	1.256	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.380)	(.405)	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.634)	(.576)	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 52.22	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	4.71%	2.58%	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.53% A	.84%	.92%	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 28	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.649	.901	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	1.969	.849	4.438	3.978	(4.752)	(2.836)
Total from investment operations	2.618	1.750	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.624)	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.878)	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 52.20	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	5.23%	3.62%	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,288	$ 3,892	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.645	.900	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	1.973	.850	4.428	3.995	(4.749)	(2.854)
Total from investment operations	2.618	1.750	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.624)	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.878)	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 52.19	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	5.23%	3.62%	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 3	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.6
Fidelity Blue Chip Growth Fund	5.0	5.2
Fidelity Disciplined Equity Fund	5.8	6.1
Fidelity Equity-Income Fund	7.8	8.1
Fidelity Series 100 Index Fund	5.0	5.3
Fidelity Series Broad Market Opportunities Fund	8.9	9.2
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	38.7	40.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	5.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.9
Fidelity Strategic Income Fund	1.8	1.8
	3.6	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	6.5
Fidelity Strategic Real Return Fund	6.8	6.7
Fidelity Total Bond Fund	20.1	19.7
	33.7	32.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.6	8.9
Fidelity Short-Term Bond Fund	9.6	9.0
	19.2	17.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.2%

Six months ago
Domestic Equity Funds	40.3%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	17.9%

Expected
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,284	$ 136,864
Fidelity Blue Chip Growth Fund	2,480	127,034
Fidelity Disciplined Equity Fund	5,698	146,442
Fidelity Equity-Income Fund	3,929	195,340
Fidelity Series 100 Index Fund	12,897	127,034
Fidelity Series Broad Market Opportunities Fund	19,178	224,578
Fidelity Series Small Cap Opportunities Fund	1,675	19,660
TOTAL DOMESTIC EQUITY FUNDS		976,952
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	3,518	120,229
TOTAL EQUITY FUNDS (Cost $989,038)		1,097,181
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.6%
Fidelity Capital & Income Fund	4,611	44,361
Fidelity Strategic Income Fund	3,912	44,361
TOTAL HIGH YIELD FIXED-INCOME FUNDS		88,722

	Shares	Value
Investment Grade Fixed-Income Funds - 33.7%
Fidelity Government Income Fund	16,203	$ 170,135
Fidelity Strategic Real Return Fund	17,414	170,135
Fidelity Total Bond Fund	47,005	511,414
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		851,684
TOTAL FIXED-INCOME FUNDS (Cost $933,166)		940,406
Short-Term Funds - 19.2%

Fidelity Institutional Money Market Portfolio Institutional Class	241,466	241,466
Fidelity Short-Term Bond Fund	28,077	241,466
TOTAL SHORT-TERM FUNDS (Cost $480,762)		482,932
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,402,966)		2,520,519
NET OTHER ASSETS (LIABILITIES) - 0.0%		(218)
NET ASSETS - 100%		$ 2,520,301
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,402,966) - See accompanying schedule		$ 2,520,519
Receivable for investments sold		14,034
Receivable for fund shares sold		7,424
Total assets		2,541,977

Liabilities
Payable for investments purchased	$ 21,436
Distribution and service plan fees payable	240
Total liabilities		21,676

Net Assets		$ 2,520,301
Net Assets consist of:
Paid in capital		$ 2,454,329
Undistributed net investment income		468
Accumulated undistributed net realized gain (loss) on investments		(52,049)
Net unrealized appreciation (depreciation) on investments		117,553
Net Assets		$ 2,520,301

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($407,629 ÷ 7,772.63 shares)		$ 52.44

Maximum offering price per share (100/94.25 of $52.44)		$ 55.64
Class T: Net Asset Value and redemption price per share ($177,960 ÷ 3,392.80 shares)		$ 52.45

Maximum offering price per share (100/96.50 of $52.45)		$ 54.35
Class C: Net Asset Value and offering price per share ($110,133 ÷ 2,102.84 shares)A		$ 52.37

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,798,629 ÷ 34,293.95 shares)		$ 52.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,950 ÷ 494.82 shares)		$ 52.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 29,548

Expenses
Distribution and service plan fees	$ 1,329
Independent trustees' compensation	4
Total expenses before reductions	1,333
Expense reductions	(4)	1,329
Net investment income (loss)		28,219
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	8,051
Capital gain distributions from underlying funds	29,056
Total net realized gain (loss)		37,107
Change in net unrealized appreciation (depreciation) on underlying funds		53,821
Net gain (loss)		90,928
Net increase (decrease) in net assets resulting from operations		$ 119,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,219	$ 32,792
Net realized gain (loss)	37,107	92,176
Change in net unrealized appreciation (depreciation)	53,821	(53,738)
Net increase (decrease) in net assets resulting from operations	119,147	71,230
Distributions to shareholders from net investment income	(28,099)	(32,783)
Distributions to shareholders from net realized gain	(9,399)	(6,730)
Total distributions	(37,498)	(39,513)
Share transactions - net increase (decrease)	335,144	181,392
Total increase (decrease) in net assets	416,793	213,109

Net Assets
Beginning of period	2,103,508	1,890,399
End of period (including undistributed net investment income of $468 and undistributed net investment income of $348, respectively)	$ 2,520,301	$ 2,103,508

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.615	.821	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	2.227	.771	4.667	4.020	(5.004)	(2.884)
Total from investment operations	2.842	1.592	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.661)	(.794)	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.882)	(.962)	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 52.44	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	5.68%	3.29%	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.39% A	1.68%	1.66%	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 213	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.553	.699	.685	.701	.919	.966
Net realized and unrealized gain (loss)	2.226	.769	4.672	4.025	(5.010)	(2.903)
Total from investment operations	2.779	1.468	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.598)	(.680)	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.819)	(.848)	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 52.45	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, D	5.55%	3.03%	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.14%	1.43%	1.41%	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 178	$ 175	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.426	.454	.443	.476	.726	.728
Net realized and unrealized gain (loss)	2.222	.761	4.668	4.020	(5.005)	(2.903)
Total from investment operations	2.648	1.215	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.487)	(.437)	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.708)	(.605)	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 52.37	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	5.29%	2.50%	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.65% A	.93%	.91%	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 170	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.682	.942	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	2.224	.775	4.668	4.020	(5.011)	(2.868)
Total from investment operations	2.906	1.717	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.725)	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.946)	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 52.45	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	5.81%	3.55%	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.64% A	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,799	$ 1,521	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.682	.944	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	2.224	.763	4.671	4.032	(5.022)	(2.896)
Total from investment operations	2.906	1.707	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.725)	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.946)	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 52.44	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total Return B, C	5.81%	3.53%	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.64% A	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 25	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.9
Fidelity Blue Chip Growth Fund	5.4	5.5
Fidelity Disciplined Equity Fund	6.2	6.5
Fidelity Equity-Income Fund	8.2	8.6
Fidelity Series 100 Index Fund	5.3	5.6
Fidelity Series Broad Market Opportunities Fund	9.5	9.7
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	41.2	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.6	6.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.1
Fidelity Strategic Real Return Fund	6.5	6.4
Fidelity Total Bond Fund	19.3	18.7
	32.3	31.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.0
Fidelity Short-Term Bond Fund	8.5	8.0
	16.9	16.0

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.2%
Short-Term Funds	16.0%

Expected
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,759	$ 108,213
Fidelity Blue Chip Growth Fund	1,962	100,524
Fidelity Disciplined Equity Fund	4,510	115,902
Fidelity Equity-Income Fund	3,112	154,724
Fidelity Series 100 Index Fund	10,205	100,524
Fidelity Series Broad Market Opportunities Fund	15,183	177,792
Fidelity Series Small Cap Opportunities Fund	1,310	15,379
TOTAL DOMESTIC EQUITY FUNDS		773,058
International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Institutional Class	3,073	105,025
TOTAL EQUITY FUNDS (Cost $802,208)		878,083
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	3,919	37,696
Fidelity Strategic Income Fund	3,324	37,696
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,392

	Shares	Value
Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund	11,503	$ 120,779
Fidelity Strategic Real Return Fund	12,362	120,779
Fidelity Total Bond Fund	33,337	362,710
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		604,268
TOTAL FIXED-INCOME FUNDS (Cost $683,953)		679,660
Short-Term Funds - 16.9%

Fidelity Institutional Money Market Portfolio Institutional Class	158,651	158,651
Fidelity Short-Term Bond Fund	18,471	158,850
TOTAL SHORT-TERM FUNDS (Cost $316,462)		317,501
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,802,623)	1,875,244
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105)
NET ASSETS - 100%	$ 1,875,139
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,802,623) - See accompanying schedule		$ 1,875,244
Cash		1
Receivable for investments sold		15,125
Other affiliated receivables		4
Total assets		1,890,374

Liabilities
Payable for investments purchased	$ 12,778
Payable for fund shares redeemed	2,353
Distribution and service plan fees payable	104
Total liabilities		15,235

Net Assets		$ 1,875,139
Net Assets consist of:
Paid in capital		$ 1,999,650
Undistributed net investment income		381
Accumulated undistributed net realized gain (loss) on investments		(197,513)
Net unrealized appreciation (depreciation) on investments		72,621
Net Assets		$ 1,875,139

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($305,451 ÷ 5,846.71 shares)		$ 52.24

Maximum offering price per share (100/94.25 of $52.24)		$ 55.43
Class T: Net Asset Value and redemption price per share ($77,310 ÷ 1,479.41 shares)		$ 52.26

Maximum offering price per share (100/96.50 of $52.26)		$ 54.16
Class C: Net Asset Value and offering price per share ($9,665 ÷ 184.94 shares)A		$ 52.26

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,456,824 ÷ 27,882.13 shares)		$ 52.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,889 ÷ 495.50 shares)		$ 52.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,178

Expenses
Distribution and service plan fees	$ 717
Independent trustees' compensation	4
Total expenses before reductions	721
Expense reductions	(4)	717
Net investment income (loss)		26,461
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,413
Capital gain distributions from underlying funds	24,755
Total net realized gain (loss)		27,168
Change in net unrealized appreciation (depreciation) on underlying funds		65,141
Net gain (loss)		92,309
Net increase (decrease) in net assets resulting from operations		$ 118,770

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,461	$ 34,853
Net realized gain (loss)	27,168	45,033
Change in net unrealized appreciation (depreciation)	65,141	(33,218)
Net increase (decrease) in net assets resulting from operations	118,770	46,668
Distributions to shareholders from net investment income	(26,390)	(34,935)
Distributions to shareholders from net realized gain	(8,863)	(6,646)
Total distributions	(35,253)	(41,581)
Share transactions - net increase (decrease)	12,554	(342,188)
Total increase (decrease) in net assets	96,071	(337,101)

Net Assets
Beginning of period	1,779,068	2,116,169
End of period (including undistributed net investment income of $381 and undistributed net investment income of $310, respectively)	$ 1,875,139	$ 1,779,068

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.656	.793	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	2.364	.712	4.846	4.098	(5.184)	(3.105)
Total from investment operations	3.020	1.505	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.643)	(.789)	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.870)	(.945)	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 52.24	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, D	6.08%	3.13%	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.57% A	1.64%	1.55%	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 305	$ 139	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.603	.668	.630	.638	.944	.966
Net realized and unrealized gain (loss)	2.361	.713	4.851	4.092	(5.184)	(3.110)
Total from investment operations	2.964	1.381	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.557)	(.675)	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.784)	(.831)	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 52.26	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, D	5.96%	2.87%	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.32% A	1.39%	1.30%	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77	$ 298	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.455	.430	.387	.412	.757	.723
Net realized and unrealized gain (loss)	2.376	.730	4.848	4.087	(5.183)	(3.090)
Total from investment operations	2.831	1.160	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.464)	(.374)	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.691)	(.530)	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 52.26	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	5.69%	2.40%	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.03% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.03% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.79% A	.89%	.80%	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 9	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.723	.913	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	2.369	.711	4.844	4.091	(5.190)	(3.079)
Total from investment operations	3.092	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.705)	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.932)	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 52.25	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	6.23%	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.82% A	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,457	$ 1,309	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.54	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.723	.912	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	2.369	.712	4.852	4.092	(5.188)	(3.107)
Total from investment operations	3.092	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.705)	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.932)	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 52.25	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	6.23%	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.82% A	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.1
Fidelity Blue Chip Growth Fund	5.6	5.6
Fidelity Disciplined Equity Fund	6.4	6.7
Fidelity Equity-Income Fund	8.6	8.9
Fidelity Series 100 Index Fund	5.6	5.8
Fidelity Series Broad Market Opportunities Fund	9.9	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.0	44.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.4	6.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	5.9
Fidelity Strategic Real Return Fund	6.1	6.1
Fidelity Total Bond Fund	18.4	17.9
	30.6	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.3
Fidelity Short-Term Bond Fund	7.8	7.4
	15.6	14.7

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Six months ago
Domestic Equity Funds	44.1%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.7%

Expected
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	20,185	$ 379,285
Fidelity Blue Chip Growth Fund	6,874	352,148
Fidelity Disciplined Equity Fund	15,814	406,422
Fidelity Equity-Income Fund	10,903	542,106
Fidelity Series 100 Index Fund	35,751	352,148
Fidelity Series Broad Market Opportunities Fund	53,246	623,516
Fidelity Series Small Cap Opportunities Fund	4,623	54,274
TOTAL DOMESTIC EQUITY FUNDS		2,709,899
International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Institutional Class	11,817	403,897
TOTAL EQUITY FUNDS (Cost $2,742,362)		3,113,796
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	14,432	138,840
Fidelity Strategic Income Fund	12,243	138,840
TOTAL HIGH YIELD FIXED-INCOME FUNDS		277,680

	Shares	Value
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund	36,783	$ 386,227
Fidelity Strategic Real Return Fund	39,532	386,227
Fidelity Total Bond Fund	106,612	1,159,939
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,932,393
TOTAL FIXED-INCOME FUNDS (Cost $2,157,389)		2,210,073
Short-Term Funds - 15.6%

Fidelity Institutional Money Market Portfolio Institutional Class	493,512	493,512
Fidelity Short-Term Bond Fund	57,385	493,512
TOTAL SHORT-TERM FUNDS (Cost $978,686)		987,024
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,878,437)	6,310,893
NET OTHER ASSETS (LIABILITIES) - 0.0%	(100)
NET ASSETS - 100%	$ 6,310,793
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,878,437) - See accompanying schedule		$ 6,310,893
Cash		2
Receivable for investments sold		39,032
Total assets		6,349,927

Liabilities
Payable for investments purchased	$ 39,029
Distribution and service plan fees payable	105
Total liabilities		39,134

Net Assets		$ 6,310,793
Net Assets consist of:
Paid in capital		$ 6,389,577
Undistributed net investment income		1,231
Accumulated undistributed net realized gain (loss) on investments		(512,471)
Net unrealized appreciation (depreciation) on investments		432,456
Net Assets		$ 6,310,793

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($141,881 ÷ 2,689.2 shares)		$ 52.76

Maximum offering price per share (100/94.25 of $52.76)		$ 55.98
Class T: Net Asset Value and redemption price per share ($132,504 ÷ 2,510.4 shares)		$ 52.78

Maximum offering price per share (100/96.50 of $52.78)		$ 54.69
Class C: Net Asset Value and offering price per share ($25,161 ÷ 477.0 shares)A		$ 52.75

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,985,363 ÷ 113,441.5 shares)		$ 52.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,884 ÷ 490.6 shares)		$ 52.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 84,352

Expenses
Distribution and service plan fees	$ 644
Independent trustees' compensation	11
Total expenses before reductions	655
Expense reductions	(11)	644
Net investment income (loss)		83,708
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,736
Capital gain distributions from underlying funds	74,432
Total net realized gain (loss)		91,168
Change in net unrealized appreciation (depreciation) on underlying funds		205,577
Net gain (loss)		296,745
Net increase (decrease) in net assets resulting from operations		$ 380,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,708	$ 100,790
Net realized gain (loss)	91,168	155,086
Change in net unrealized appreciation (depreciation)	205,577	(131,252)
Net increase (decrease) in net assets resulting from operations	380,453	124,624
Distributions to shareholders from net investment income	(83,473)	(101,077)
Distributions to shareholders from net realized gain	(26,559)	(17,138)
Total distributions	(110,032)	(118,215)
Share transactions - net increase (decrease)	316,974	(405,722)
Total increase (decrease) in net assets	587,395	(399,313)

Net Assets
Beginning of period	5,723,398	6,122,711
End of period (including undistributed net investment income of $1,231 and undistributed net investment income of $996, respectively)	$ 6,310,793	$ 5,723,398

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.663	.792	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	2.547	.666	4.972	4.116	(5.341)	(3.085)
Total from investment operations	3.210	1.458	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.653)	(.794)	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.880)	(.948)	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 52.76	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	6.42%	3.02%	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.56% A	1.63%	1.65%	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142	$ 133	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.600	.672	.682	.678	.905	.847
Net realized and unrealized gain (loss)	2.537	.678	4.975	4.107	(5.340)	(3.079)
Total from investment operations	3.137	1.350	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.590)	(.676)	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.817)	(.830)	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 52.78	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	6.27%	2.79%	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.32% A	1.38%	1.40%	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 128	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.470	.427	.438	.454	.711	.639
Net realized and unrealized gain (loss)	2.542	.662	4.974	4.117	(5.333)	(3.104)
Total from investment operations	3.012	1.089	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.475)	(.435)	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.702)	(.589)	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 52.75	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	6.01%	2.24%	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.81% A	.88%	.90%	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 33	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.728	.914	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	2.537	.680	4.965	4.115	(5.330)	(3.072)
Total from investment operations	3.265	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.718)	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.945)	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 52.76	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	6.53%	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.81% A	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,985	$ 5,405	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.728	.916	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	2.537	.678	4.967	4.116	(5.340)	(3.106)
Total from investment operations	3.265	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.718)	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.945)	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 52.76	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	6.53%	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.81% A	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.3
Fidelity Blue Chip Growth Fund	5.7	5.8
Fidelity Disciplined Equity Fund	6.6	6.9
Fidelity Equity-Income Fund	8.9	9.2
Fidelity Series 100 Index Fund	5.7	5.9
Fidelity Series Broad Market Opportunities Fund	10.2	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.2	45.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.4
	4.8	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.7
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.6	17.4
	29.6	29.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.1	6.6
Fidelity Short-Term Bond Fund	7.1	6.7
	14.2	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.3%

Expected
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,642	$ 256,338
Fidelity Blue Chip Growth Fund	4,648	238,117
Fidelity Disciplined Equity Fund	10,699	274,973
Fidelity Equity-Income Fund	7,371	366,492
Fidelity Series 100 Index Fund	24,174	238,117
Fidelity Series Broad Market Opportunities Fund	35,965	421,156
Fidelity Series Small Cap Opportunities Fund	3,104	36,442
TOTAL DOMESTIC EQUITY FUNDS		1,831,635
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class	8,699	297,335
TOTAL EQUITY FUNDS (Cost $1,756,271)		2,128,970
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	10,159	97,731
Fidelity Strategic Income Fund	8,618	97,731
TOTAL HIGH YIELD FIXED-INCOME FUNDS		195,462

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	23,388	$ 245,571
Fidelity Strategic Real Return Fund	25,135	245,571
Fidelity Total Bond Fund	67,712	736,710
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,227,852
TOTAL FIXED-INCOME FUNDS (Cost $1,393,010)		1,423,314
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class	294,436	294,436
Fidelity Short-Term Bond Fund	34,237	294,436
TOTAL SHORT-TERM FUNDS (Cost $583,716)		588,872
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,732,997)		4,141,156
NET OTHER ASSETS (LIABILITIES) - 0.0%		(262)
NET ASSETS - 100%		$ 4,140,894
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,732,997) - See accompanying schedule		$ 4,141,156
Cash		1
Receivable for investments sold		25,682
Other affiliated receivables		12
Total assets		4,166,851

Liabilities
Payable for investments purchased	$ 25,678
Distribution and service plan fees payable	279
Total liabilities		25,957

Net Assets		$ 4,140,894
Net Assets consist of:
Paid in capital		$ 3,894,972
Undistributed net investment income		793
Accumulated undistributed net realized gain (loss) on investments		(163,030)
Net unrealized appreciation (depreciation) on investments		408,159
Net Assets		$ 4,140,894

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($89,638 ÷ 1,706.0 shares)		$ 52.54

Maximum offering price per share (100/94.25 of $52.54)		$ 55.75
Class T: Net Asset Value and redemption price per share ($14,111 ÷ 268.1 shares)		$ 52.63

Maximum offering price per share (100/96.50 of $52.63)		$ 54.54
Class C: Net Asset Value and offering price per share ($305,886 ÷ 5,831.0 shares)A		$ 52.46

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,677,081 ÷ 69,990.7 shares)		$ 52.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,178 ÷ 1,031.2 shares)		$ 52.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 57,144

Expenses
Distribution and service plan fees	$ 1,688
Independent trustees' compensation	7
Total expenses before reductions	1,695
Expense reductions	(7)	1,688
Net investment income (loss)		55,456
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,570
Capital gain distributions from underlying funds	49,814
Total net realized gain (loss)		59,384
Change in net unrealized appreciation (depreciation) on underlying funds		142,973
Net gain (loss)		202,357
Net increase (decrease) in net assets resulting from operations		$ 257,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,456	$ 77,258
Net realized gain (loss)	59,384	(19,660)
Change in net unrealized appreciation (depreciation)	142,973	71,227
Net increase (decrease) in net assets resulting from operations	257,813	128,825
Distributions to shareholders from net investment income	(55,341)	(77,373)
Distributions to shareholders from net realized gain	(17,604)	(13,766)
Total distributions	(72,945)	(91,139)
Share transactions - net increase (decrease)	(36,609)	(390,844)
Total increase (decrease) in net assets	148,259	(353,158)

Net Assets
Beginning of period	3,992,635	4,345,793
End of period (including undistributed net investment income of $793 and undistributed net investment income of $678, respectively)	$ 4,140,894	$ 3,992,635

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.667	.815	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	2.656	.598	5.066	4.180	(5.404)	(3.239)
Total from investment operations	3.323	1.413	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.675)	(.796)	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.903)	(.943)	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 52.54	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	6.69%	2.94%	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.59% A	1.68%	1.63%	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 86	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.602	.715	.655	.603	.881	.920
Net realized and unrealized gain (loss)	2.660	.598	5.076	4.182	(5.402)	(3.234)
Total from investment operations	3.262	1.313	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.604)	(.636)	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.832)	(.783)	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 52.63	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	6.55%	2.72%	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.46%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.46%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.34% A	1.48%	1.38%	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14	$ 13	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.474	.451	.428	.385	.693	.682
Net realized and unrealized gain (loss)	2.646	.604	5.060	4.185	(5.400)	(3.227)
Total from investment operations	3.120	1.055	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.502)	(.448)	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.730)	(.595)	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 52.46	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	6.28%	2.19%	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.84% A	.93%	.88%	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 312	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.732	.935	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	2.654	.608	5.062	4.178	(5.429)	(3.209)
Total from investment operations	3.386	1.543	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.738)	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.966)	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 52.54	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	6.82%	3.22%	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.84% A	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,677	$ 3,558	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.728	.936	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	2.658	.607	5.058	4.184	(5.402)	(3.241)
Total from investment operations	3.386	1.543	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.738)	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.966)	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 52.54	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	6.82%	3.22%	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.84% A	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 24	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.4
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Disciplined Equity Fund	6.8	7.0
Fidelity Equity-Income Fund	9.0	9.4
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.4	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.2	46.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.5
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.5
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.0	16.7
	28.4	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.7	6.2
Fidelity Short-Term Bond Fund	6.7	6.3
	13.4	12.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	13.4%

Six months ago
Domestic Equity Funds	46.2%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.5%

Expected
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,058	$ 264,146
Fidelity Blue Chip Growth Fund	4,790	245,367
Fidelity Disciplined Equity Fund	11,009	282,924
Fidelity Equity-Income Fund	7,587	377,232
Fidelity Series 100 Index Fund	24,910	245,367
Fidelity Series Broad Market Opportunities Fund	37,061	433,983
Fidelity Series Small Cap Opportunities Fund	3,199	37,556
TOTAL DOMESTIC EQUITY FUNDS		1,886,575
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class	9,706	331,747
TOTAL EQUITY FUNDS (Cost $1,971,752)		2,218,322
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	10,801	103,906
Fidelity Strategic Income Fund	9,163	103,906
TOTAL HIGH YIELD FIXED-INCOME FUNDS		207,812

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	22,693	$ 238,274
Fidelity Strategic Real Return Fund	24,388	238,273
Fidelity Total Bond Fund	65,662	714,402
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,190,949
TOTAL FIXED-INCOME FUNDS (Cost $1,396,646)		1,398,761
Short-Term Funds - 13.4%

Fidelity Institutional Money Market Portfolio Institutional Class	277,916	277,916
Fidelity Short-Term Bond Fund	32,316	277,916
TOTAL SHORT-TERM FUNDS (Cost $553,676)		555,832
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,922,074)		4,172,915
NET OTHER ASSETS (LIABILITIES) - 0.0%		(641)
NET ASSETS - 100%		$ 4,172,274
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,922,074) - See accompanying schedule		$ 4,172,915
Receivable for investments sold		31,080
Receivable for fund shares sold		2,000
Total assets		4,205,995

Liabilities
Payable for investments purchased	$ 25,554
Payable for fund shares redeemed	8,062
Distribution and service plan fees payable	105
Total liabilities		33,721

Net Assets		$ 4,172,274
Net Assets consist of:
Paid in capital		$ 4,047,604
Undistributed net investment income		804
Accumulated undistributed net realized gain (loss) on investments		(126,975)
Net unrealized appreciation (depreciation) on investments		250,841
Net Assets		$ 4,172,274

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,587 ÷ 4,457.86 shares)		$ 50.16

Maximum offering price per share (100/94.25 of $50.16)		$ 53.22
Class T: Net Asset Value and redemption price per share ($25,116 ÷ 500.39 shares)		$ 50.19

Maximum offering price per share (100/96.50 of $50.19)		$ 52.01
Class C: Net Asset Value and offering price per share ($55,512 ÷ 1,106.83 shares)A		$ 50.15

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($3,850,353 ÷ 76,753.14 shares)		$ 50.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,706 ÷ 352.95 shares)		$ 50.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59,207

Expenses
Distribution and service plan fees	$ 610
Independent trustees' compensation	7
Total expenses before reductions	617
Expense reductions	(7)	610
Net investment income (loss)		58,597
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	23,622
Capital gain distributions from underlying funds	49,199
Total net realized gain (loss)		72,821
Change in net unrealized appreciation (depreciation) on underlying funds		135,592
Net gain (loss)		208,413
Net increase (decrease) in net assets resulting from operations		$ 267,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,597	$ 39,662
Net realized gain (loss)	72,821	100,607
Change in net unrealized appreciation (depreciation)	135,592	(41,402)
Net increase (decrease) in net assets resulting from operations	267,010	98,867
Distributions to shareholders from net investment income	(58,342)	(39,403)
Distributions to shareholders from net realized gain	(32,634)	(105,815)
Total distributions	(90,976)	(145,218)
Share transactions - net increase (decrease)	696,389	1,767,286
Total increase (decrease) in net assets	872,423	1,720,935

Net Assets
Beginning of period	3,299,851	1,578,916
End of period (including undistributed net investment income of $804 and undistributed net investment income of $549, respectively)	$ 4,172,274	$ 3,299,851

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.702	.717	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	2.585	.618	5.086	4.154	(5.570)	(3.322)
Total from investment operations	3.287	1.335	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.633)	(.770)	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.037)	(2.495)	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 50.16	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total Return B, C, D	6.91%	2.85%	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.37%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.86% A	1.51%	1.66%	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 224	$ 217	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.641	.599	.676	.620	.821	.918
Net realized and unrealized gain (loss)	2.582	.599	5.107	4.147	(5.548)	(3.339)
Total from investment operations	3.223	1.198	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.569)	(.633)	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.973)	(2.358)	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 50.19	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total Return B, C, D	6.79%	2.55%	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.62%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.61% A	1.26%	1.41%	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 24	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.519	.358	.434	.403	.624	.690
Net realized and unrealized gain (loss)	2.576	.615	5.102	4.143	(5.532)	(3.342)
Total from investment operations	3.095	.973	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.471)	(.438)	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.875)	(2.163)	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 50.15	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total Return B, C, D	6.52%	2.07%	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.12%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.11% A	.76%	.91%	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 52	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.763	.836	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	2.585	.618	5.095	4.147	(5.557)	(3.310)
Total from investment operations	3.348	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.694)	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.098)	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 50.17	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	7.05%	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.11% A	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,850	$ 2,991	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.764	.835	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	2.584	.619	5.109	4.145	(5.552)	(3.335)
Total from investment operations	3.348	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.694)	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.098)	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 50.17	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	7.07%	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.11% A	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 17	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.5
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Disciplined Equity Fund	6.9	7.1
Fidelity Equity-Income Fund	9.2	9.5
Fidelity Series 100 Index Fund	6.0	6.2
Fidelity Series Broad Market Opportunities Fund	10.6	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.0	46.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	9.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.6	2.6
	5.2	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.4
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.6	16.3
	27.8	27.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	5.6
Fidelity Short-Term Bond Fund	6.1	5.7
	12.2	11.3
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	12.2%

Six months ago
Domestic Equity Funds	46.9%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	11.3%

Expected
Domestic Equity Funds	45.8%
International Equity Funds	8.5%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.8%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,384	$ 176,324
Fidelity Blue Chip Growth Fund	3,196	163,730
Fidelity Disciplined Equity Fund	7,351	188,919
Fidelity Equity-Income Fund	5,066	251,892
Fidelity Series 100 Index Fund	16,622	163,730
Fidelity Series Broad Market Opportunities Fund	24,761	289,949
Fidelity Series Small Cap Opportunities Fund	2,146	25,189
TOTAL DOMESTIC EQUITY FUNDS		1,259,733
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class	7,001	239,297
TOTAL EQUITY FUNDS (Cost $1,171,581)		1,499,030
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	7,428	71,461
Fidelity Strategic Income Fund	6,302	71,461
TOTAL HIGH YIELD FIXED-INCOME FUNDS		142,922

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	14,550	$ 152,778
Fidelity Strategic Real Return Fund	15,637	152,778
Fidelity Total Bond Fund	42,101	458,057
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		763,613
TOTAL FIXED-INCOME FUNDS (Cost $847,497)		906,535
Short-Term Funds - 12.2%

Fidelity Institutional Money Market Portfolio Institutional Class	166,194	166,194
Fidelity Short-Term Bond Fund	19,325	166,194
TOTAL SHORT-TERM FUNDS (Cost $327,582)		332,388
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,346,660)		2,737,953
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52)
NET ASSETS - 100%		$ 2,737,901
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,346,660) - See accompanying schedule		$ 2,737,953
Receivable for investments sold		15,743
Total assets		2,753,696

Liabilities
Payable for investments purchased	$ 15,742
Distribution and service plan fees payable	53
Total liabilities		15,795

Net Assets		$ 2,737,901
Net Assets consist of:
Paid in capital		$ 2,451,292
Undistributed net investment income		519
Accumulated undistributed net realized gain (loss) on investments		(105,203)
Net unrealized appreciation (depreciation) on investments		391,293
Net Assets		$ 2,737,901

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,065 ÷ 364.355 shares)		$ 52.33

Maximum offering price per share (100/94.25 of $52.33)		$ 55.52
Class T: Net Asset Value and redemption price per share ($24,993 ÷ 477.602 shares)		$ 52.33

Maximum offering price per share (100/96.50 of $52.33)		$ 54.23
Class C: Net Asset Value and offering price per share ($46,285 ÷ 884.625 shares)A		$ 52.32

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($2,516,868 ÷ 48,125.252 shares)		$ 52.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,690 ÷ 2,498.754 shares)		$ 52.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 36,293

Expenses
Distribution and service plan fees	$ 359
Independent trustees' compensation	5
Total expenses before reductions	364
Expense reductions	(5)	359
Net investment income (loss)		35,934
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	377
Capital gain distributions from underlying funds	29,644
Total net realized gain (loss)		30,021
Change in net unrealized appreciation (depreciation) on underlying funds		105,573
Net gain (loss)		135,594
Net increase (decrease) in net assets resulting from operations		$ 171,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,934	$ 40,470
Net realized gain (loss)	30,021	25,007
Change in net unrealized appreciation (depreciation)	105,573	(4,302)
Net increase (decrease) in net assets resulting from operations	171,528	61,175
Distributions to shareholders from net investment income	(35,829)	(40,482)
Distributions to shareholders from net realized gain	(10,194)	(6,232)
Total distributions	(46,023)	(46,714)
Share transactions - net increase (decrease)	282,987	74,690
Total increase (decrease) in net assets	408,492	89,151

Net Assets
Beginning of period	2,329,409	2,240,258
End of period (including undistributed net investment income of $519 and undistributed net investment income of $414, respectively)	$ 2,737,901	$ 2,329,409

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.689	.782	.799	.753	.923	.994
Net realized and unrealized gain (loss)	2.837	.504	5.233	4.174	(5.753)	(3.438)
Total from investment operations	3.526	1.286	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.685)	(.775)	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.896)	(.916)	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 52.33	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	7.16%	2.71%	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.26% A,I	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.26% A,I	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.26% A,I	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.70% A	1.63%	1.66%	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 18	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.628	.662	.681	.645	.828	.875
Net realized and unrealized gain (loss)	2.829	.490	5.247	4.175	(5.757)	(3.431)
Total from investment operations	3.457	1.152	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.616)	(.651)	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.827)	(.792)	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 52.33	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	7.01%	2.42%	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	2.46% A	1.38%	1.42%	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.501	.424	.439	.426	.631	.658
Net realized and unrealized gain (loss)	2.837	.490	5.239	4.185	(5.740)	(3.448)
Total from investment operations	3.338	.914	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.507)	(.443)	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.718)	(.584)	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 52.32	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total Return B, C, D	6.76%	1.92%	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.96% A	.89%	.91%	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 43	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.755	.903	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	2.832	.505	5.227	4.183	(5.729)	(3.425)
Total from investment operations	3.587	1.408	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.746)	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.957)	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 52.30	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total Return B, C	7.29%	2.97%	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.96% A	1.89%	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,517	$ 2,123	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.756	.904	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	2.831	.504	5.226	4.185	(5.753)	(3.439)
Total from investment operations	3.587	1.408	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.746)	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.957)	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 52.30	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total Return B, C	7.29%	2.97%	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.96% A	1.89%	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 122	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.6
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Disciplined Equity Fund	7.0	7.3
Fidelity Equity-Income Fund	9.4	9.7
Fidelity Series 100 Index Fund	6.1	6.3
Fidelity Series Broad Market Opportunities Fund	10.8	10.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.8	47.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	10.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.8	2.7
	5.6	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.3
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.4	16.0
	27.4	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	4.9
Fidelity Short-Term Bond Fund	5.3	5.0
	10.6	9.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	47.8%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.9%

Expected
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,996	$ 244,202
Fidelity Blue Chip Growth Fund	4,425	226,706
Fidelity Disciplined Equity Fund	10,168	261,326
Fidelity Equity-Income Fund	7,008	348,435
Fidelity Series 100 Index Fund	23,016	226,706
Fidelity Series Broad Market Opportunities Fund	34,238	400,923
Fidelity Series Small Cap Opportunities Fund	2,981	34,992
TOTAL DOMESTIC EQUITY FUNDS		1,743,290
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class	10,412	355,880
TOTAL EQUITY FUNDS (Cost $1,978,615)		2,099,170
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	10,564	101,627
Fidelity Strategic Income Fund	8,962	101,627
TOTAL HIGH YIELD FIXED-INCOME FUNDS		203,254

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	19,535	$ 205,115
Fidelity Strategic Real Return Fund	20,994	205,115
Fidelity Total Bond Fund	56,557	615,343
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,025,573
TOTAL FIXED-INCOME FUNDS (Cost $1,239,747)		1,228,827
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class	197,297	197,297
Fidelity Short-Term Bond Fund	22,942	197,297
TOTAL SHORT-TERM FUNDS (Cost $393,547)		394,594
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,611,909)		3,722,591
NET OTHER ASSETS (LIABILITIES) - 0.0%		(274)
NET ASSETS - 100%		$ 3,722,317
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,611,909) - See accompanying schedule		$ 3,722,591
Receivable for investments sold		21,551
Total assets		3,744,142

Liabilities
Payable for investments purchased	$ 21,552
Distribution and service plan fees payable	273
Total liabilities		21,825

Net Assets		$ 3,722,317
Net Assets consist of:
Paid in capital		$ 3,779,265
Undistributed net investment income		683
Accumulated undistributed net realized gain (loss) on investments		(168,313)
Net unrealized appreciation (depreciation) on investments		110,682
Net Assets		$ 3,722,317

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,592.36 ÷ 454.245 shares)		$ 51.94

Maximum offering price per share (100/94.25 of $51.94)		$ 55.11
Class T: Net Asset Value and redemption price per share ($287,617.14 ÷ 5,540.915 shares)		$ 51.91

Maximum offering price per share (100/96.50 of $51.91)		$ 53.79
Class C: Net Asset Value and offering price per share ($178,859.30 ÷ 3,449.723 shares)A		$ 51.85

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($3,231,599.09 ÷ 62,232.911 shares)		$ 51.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($649.13 ÷ 12.499 shares)		$ 51.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,742

Expenses
Distribution and service plan fees	$ 1,626
Independent trustees' compensation	6
Total expenses before reductions	1,632
Expense reductions	(6)	1,626
Net investment income (loss)		50,116
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,128
Capital gain distributions from underlying funds	39,721
Total net realized gain (loss)		40,849
Change in net unrealized appreciation (depreciation) on underlying funds		148,044
Net gain (loss)		188,893
Net increase (decrease) in net assets resulting from operations		$ 239,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,116	$ 51,249
Net realized gain (loss)	40,849	34,074
Change in net unrealized appreciation (depreciation)	148,044	(39,842)
Net increase (decrease) in net assets resulting from operations	239,009	45,481
Distributions to shareholders from net investment income	(49,885)	(51,325)
Distributions to shareholders from net realized gain	(12,770)	(7,797)
Total distributions	(62,655)	(59,122)
Share transactions - net increase (decrease)	702,817	(139,228)
Total increase (decrease) in net assets	879,171	(152,869)

Net Assets
Beginning of period	2,843,146	2,996,015
End of period (including undistributed net investment income of $683 and undistributed net investment income of $452, respectively)	$ 3,722,317	$ 2,843,146

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.769	.760	.811	.748	.937	.951
Net realized and unrealized gain (loss)	2.844	.441 G	5.306	4.178	(6.127)	(3.464)
Total from investment operations	3.613	1.201	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.692)	(.784)	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.873)	(.921)	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 51.94	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total Return B, C, D	7.41%	2.56%	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F, I
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.03% A	1.60%	1.70%	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.705	.641	.693	.639	.844	.823
Net realized and unrealized gain (loss)	2.845	.448 G	5.287	4.183	(6.122)	(3.449)
Total from investment operations	3.550	1.089	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.629)	(.672)	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.810)	(.809)	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 51.91	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total Return B, C, D	7.28%	2.32%	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.78% A	1.35%	1.45%	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288	$ 278	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.578	.404	.454	.424	.655	.609
Net realized and unrealized gain (loss)	2.843	.445 G	5.293	4.179	(6.114)	(3.465)
Total from investment operations	3.421	.849	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.530)	(.452)	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.711)	(.589)	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 51.85	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total Return B, C, D	7.01%	1.80%	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.28% A	.85%	.95%	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179	$ 174	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.831	.880	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	2.843	.445 G	5.291	4.183	(6.126)	(3.445)
Total from investment operations	3.674	1.325	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.753)	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.934)	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 51.93	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	7.54%	2.82%	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E
Expenses before reductions F, I	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.28% A	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,232	$ 2,363	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.855	.873	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	2.829	.452 G	5.291	4.186	(6.123)	(3.466)
Total from investment operations	3.684	1.325	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.753)	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.934)	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 51.93	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	7.56%	2.82%	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, I
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.28% A	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.7
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Disciplined Equity Fund	7.2	7.4
Fidelity Equity-Income Fund	9.5	9.9
Fidelity Series 100 Index Fund	6.2	6.4
Fidelity Series Broad Market Opportunities Fund	11.0	11.1
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
	47.7	48.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.5	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.9
Fidelity Strategic Income Fund	2.9	2.9
	5.8	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.1
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	16.0	15.7
	26.6	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.7	4.2
Fidelity Short-Term Bond Fund	4.7	4.2
	9.4	8.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	48.7%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	8.4%

Expected
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,626	$ 162,086
Fidelity Blue Chip Growth Fund	2,941	150,681
Fidelity Disciplined Equity Fund	6,760	173,733
Fidelity Equity-Income Fund	4,661	231,724
Fidelity Series 100 Index Fund	15,298	150,681
Fidelity Series Broad Market Opportunities Fund	22,752	266,422
Fidelity Series Small Cap Opportunities Fund	1,963	23,051
TOTAL DOMESTIC EQUITY FUNDS		1,158,378
International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Institutional Class	7,418	253,562
TOTAL EQUITY FUNDS (Cost $1,134,774)		1,411,940
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	7,214	69,396
Fidelity Strategic Income Fund	6,120	69,396
TOTAL HIGH YIELD FIXED-INCOME FUNDS		138,792

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund	12,340	$ 129,571
Fidelity Strategic Real Return Fund	13,262	129,571
Fidelity Total Bond Fund	35,705	388,474
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		647,616
TOTAL FIXED-INCOME FUNDS (Cost $747,175)		786,408
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Institutional Class	114,042	114,042
Fidelity Short-Term Bond Fund	13,261	114,042
TOTAL SHORT-TERM FUNDS (Cost $225,416)		228,084
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,107,365)		2,426,432
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125)
NET ASSETS - 100%		$ 2,426,307
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,107,365) - See accompanying schedule		$ 2,426,432
Receivable for investments sold		14,496
Total assets		2,440,928

Liabilities
Payable for investments purchased	$ 14,495
Distribution and service plan fees payable	126
Total liabilities		14,621

Net Assets		$ 2,426,307
Net Assets consist of:
Paid in capital		$ 2,156,361
Undistributed net investment income		423
Accumulated undistributed net realized gain (loss) on investments		(49,544)
Net unrealized appreciation (depreciation) on investments		319,067
Net Assets		$ 2,426,307

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,171 ÷ 1,565.87 shares)		$ 51.20

Maximum offering price per share (100/94.25 of $51.20)		$ 54.32
Class T: Net Asset Value and redemption price per share ($110,652 ÷ 2,161.47 shares)		$ 51.19

Maximum offering price per share (100/96.50 of $51.19)		$ 53.05
Class C: Net Asset Value and offering price per share ($79,013 ÷ 1,545.35 shares)A		$ 51.13

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($2,129,015 ÷ 41,580.86 shares)		$ 51.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,456 ÷ 536.27 shares)		$ 51.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 35,516

Expenses
Distribution and service plan fees	$ 742
Independent trustees' compensation	4
Total expenses before reductions	746
Expense reductions	(4)	742
Net investment income (loss)		34,774
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	149
Capital gain distributions from underlying funds	27,959
Total net realized gain (loss)		28,108
Change in net unrealized appreciation (depreciation) on underlying funds		105,225
Net gain (loss)		133,333
Net increase (decrease) in net assets resulting from operations		$ 168,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,774	$ 27,942
Net realized gain (loss)	28,108	30,204
Change in net unrealized appreciation (depreciation)	105,225	(32,596)
Net increase (decrease) in net assets resulting from operations	168,107	25,550
Distributions to shareholders from net investment income	(34,676)	(27,910)
Distributions to shareholders from net realized gain	(9,447)	(3,924)
Total distributions	(44,123)	(31,834)
Share transactions - net increase (decrease)	210,592	490,682
Total increase (decrease) in net assets	334,576	484,398

Net Assets
Beginning of period	2,091,731	1,607,333
End of period (including undistributed net investment income of $423 and undistributed net investment income of $325, respectively)	$ 2,426,307	$ 2,091,731

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.710	.739	.858	.744	.856	.442
Net realized and unrealized gain (loss)	2.969	.384	5.317	4.191	(6.093)	(4.811)
Total from investment operations	3.679	1.123	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.689)	(.769)	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.889)	(.903)	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 51.20	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	7.67%	2.44%	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.84% A	1.59%	1.82%	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80	$ 76	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.647	.624	.736	.636	.791	.373
Net realized and unrealized gain (loss)	2.972	.367	5.326	4.191	(6.111)	(4.809)
Total from investment operations	3.619	.991	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.629)	(.647)	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.829)	(.781)	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 51.19	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	7.54%	2.15%	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.59% A	1.34%	1.57%	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 105	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.520	.390	.505	.424	.611	.233
Net realized and unrealized gain (loss)	2.967	.379	5.319	4.192	(6.107)	(4.812)
Total from investment operations	3.487	.769	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.527)	(.435)	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.727)	(.569)	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 51.13	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	7.26%	1.67%	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.09% A	.84%	1.08%	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 74	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.772	.857	.969	.849	.965	.502
Net realized and unrealized gain (loss)	2.970	.377	5.332	4.187	(6.112)	(4.795)
Total from investment operations	3.742	1.234	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.752)	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.952)	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 51.20	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	7.80%	2.68%	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.09% A	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,129	$ 1,811	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.771	.857	.973	.848	.974	.511
Net realized and unrealized gain (loss)	2.971	.377	5.328	4.188	(6.111)	(4.814)
Total from investment operations	3.742	1.234	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.752)	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.952)	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 51.20	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	7.80%	2.68%	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.09% A	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 25	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.9
Fidelity Blue Chip Growth Fund	6.4	6.4
Fidelity Disciplined Equity Fund	7.3	7.6
Fidelity Equity-Income Fund	9.8	10.1
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	11.2	11.4
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.9	49.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.5	12.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.1	3.1
	6.2	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.1
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.6	15.4
	26.2	25.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.6	3.0
Fidelity Short-Term Bond Fund	3.6	3.1
	7.2	6.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	7.2%

Six months ago
Domestic Equity Funds	49.9%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	6.1%

Expected
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.4%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	10,886	$ 204,557
Fidelity Blue Chip Growth Fund	3,707	189,925
Fidelity Disciplined Equity Fund	8,529	219,190
Fidelity Equity-Income Fund	5,874	292,054
Fidelity Series 100 Index Fund	19,282	189,925
Fidelity Series Broad Market Opportunities Fund	28,689	335,952
Fidelity Series Small Cap Opportunities Fund	2,493	29,265
TOTAL DOMESTIC EQUITY FUNDS		1,460,868
International Equity Funds - 11.5%
Fidelity Advisor International Discovery Fund Institutional Class	9,995	341,625
TOTAL EQUITY FUNDS (Cost $1,629,464)		1,802,493
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	9,406	90,483
Fidelity Strategic Income Fund	7,979	90,483
TOTAL HIGH YIELD FIXED-INCOME FUNDS		180,966

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	14,988	$ 157,375
Fidelity Strategic Real Return Fund	16,108	157,375
Fidelity Total Bond Fund	43,311	471,228
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		785,978
TOTAL FIXED-INCOME FUNDS (Cost $964,595)		966,944
Short-Term Funds - 7.2%

Fidelity Institutional Money Market Portfolio Institutional Class	108,400	108,400
Fidelity Short-Term Bond Fund	12,605	108,400
TOTAL SHORT-TERM FUNDS (Cost $216,029)		216,800
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,810,088)		2,986,237
NET OTHER ASSETS (LIABILITIES) - 0.0%		(99)
NET ASSETS - 100%		$ 2,986,138
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,810,088) - See accompanying schedule		$ 2,986,237
Receivable for investments sold		16,616
Total assets		3,002,853

Liabilities
Payable for investments purchased	$ 16,613
Distribution and service plan fees payable	102
Total liabilities		16,715

Net Assets		$ 2,986,138
Net Assets consist of:
Paid in capital		$ 2,855,900
Undistributed net investment income		571
Accumulated undistributed net realized gain (loss) on investments		(46,482)
Net unrealized appreciation (depreciation) on investments		176,149
Net Assets		$ 2,986,138

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,770 ÷ 150.84 shares)		$ 51.51

Maximum offering price per share (100/94.25 of $51.51)		$ 54.65
Class T: Net Asset Value and redemption price per share ($13,092 ÷ 253.77 shares)		$ 51.59

Maximum offering price per share (100/96.50 of $51.59)		$ 53.46
Class C: Net Asset Value and offering price per share ($114,972 ÷ 2,236.53 shares)A		$ 51.41

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($2,848,147 ÷ 55,327.18 shares)		$ 51.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,157 ÷ 41.90 shares)		$ 51.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 43,823

Expenses
Distribution and service plan fees	$ 670
Independent trustees' compensation	5
Total expenses before reductions	675
Expense reductions	(5)	670
Net investment income (loss)		43,153
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	18,350
Capital gain distributions from underlying funds	33,411
Total net realized gain (loss)		51,761
Change in net unrealized appreciation (depreciation) on underlying funds		120,616
Net gain (loss)		172,377
Net increase (decrease) in net assets resulting from operations		$ 215,530

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,153	$ 40,116
Net realized gain (loss)	51,761	117,214
Change in net unrealized appreciation (depreciation)	120,616	(111,202)
Net increase (decrease) in net assets resulting from operations	215,530	46,128
Distributions to shareholders from net investment income	(43,037)	(40,029)
Distributions to shareholders from net realized gain	(14,161)	(5,624)
Total distributions	(57,198)	(45,653)
Share transactions - net increase (decrease)	198,545	478,557
Total increase (decrease) in net assets	356,877	479,032

Net Assets
Beginning of period	2,629,261	2,150,229
End of period (including undistributed net investment income of $571 and undistributed net investment income of $455, respectively)	$ 2,986,138	$ 2,629,261

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.738	.762	.789	.722	.933	.442
Net realized and unrealized gain (loss)	3.113	.331	5.608	4.298	(6.238)	(4.814)
Total from investment operations	3.851	1.093	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.719)	(.771)	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.971)	(.903)	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 51.51	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	8.00%	2.36%	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.22% A, I	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.22% A, I	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.22% A, I	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.94% A	1.64%	1.67%	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8	$ 7	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.672	.649	.672	.616	.836	.371
Net realized and unrealized gain (loss)	3.121	.312	5.604	4.301	(6.227)	(4.809)
Total from investment operations	3.793	.961	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.561)	(.649)	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.813)	(.781)	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 51.59	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	7.87%	2.08%	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.49% A, I	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.49% A, I	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49% A, I	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.67% A	1.39%	1.42%	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 51	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.541	.415	.435	.402	.664	.234
Net realized and unrealized gain (loss)	3.115	.310	5.609	4.305	(6.229)	(4.816)
Total from investment operations	3.656	.725	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.544)	(.463)	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.796)	(.595)	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 51.41	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	7.59%	1.57%	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.16% A	.89%	.93%	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 107	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.793	.885	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	3.119	.317	5.602	4.297	(6.231)	(4.810)
Total from investment operations	3.912	1.202	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.770)	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.022)	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 51.48	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	8.13%	2.60%	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.16% A	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,848	$ 2,462	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.799	.865	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	3.113	.327	5.616	4.302	(6.238)	(4.818)
Total from investment operations	3.912	1.192	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.770)	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.022)	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 51.48	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	8.13%	2.58%	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.16% A	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 2	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.0	7.1
Fidelity Blue Chip Growth Fund	6.5	6.6
Fidelity Disciplined Equity Fund	7.6	7.8
Fidelity Equity-Income Fund	10.1	10.3
Fidelity Series 100 Index Fund	6.5	6.7
Fidelity Series Broad Market Opportunities Fund	11.6	11.7
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	50.3	51.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.6	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.3
Fidelity Strategic Income Fund	3.2	3.2
	6.4	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.1
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.7	15.3
	26.1	25.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.3	1.9
Fidelity Short-Term Bond Fund	2.3	2.0
	4.6	3.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Six months ago
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.6%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	41,972	$ 788,654
Fidelity Blue Chip Growth Fund	14,281	731,603
Fidelity Disciplined Equity Fund	32,863	844,587
Fidelity Equity-Income Fund	22,657	1,126,489
Fidelity Series 100 Index Fund	74,274	731,603
Fidelity Series Broad Market Opportunities Fund	110,624	1,295,407
Fidelity Series Small Cap Opportunities Fund	9,624	112,985
TOTAL DOMESTIC EQUITY FUNDS		5,631,328
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	41,074	1,403,917
TOTAL EQUITY FUNDS (Cost $6,038,310)		7,035,245
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	37,444	360,208
Fidelity Strategic Income Fund	31,764	360,208
TOTAL HIGH YIELD FIXED-INCOME FUNDS		720,416

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund	55,507	$ 582,821
Fidelity Strategic Real Return Fund	59,654	582,821
Fidelity Total Bond Fund	160,910	1,750,701
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,916,343
TOTAL FIXED-INCOME FUNDS (Cost $3,537,357)		3,636,759
Short-Term Funds - 4.6%

Fidelity Institutional Money Market Portfolio Institutional Class	257,292	257,292
Fidelity Short-Term Bond Fund	29,918	257,291
TOTAL SHORT-TERM FUNDS (Cost $511,627)		514,583
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,087,294)		11,186,587
NET OTHER ASSETS (LIABILITIES) - 0.0%		(97)
NET ASSETS - 100%		$ 11,186,490
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $10,087,294) - See accompanying schedule		$ 11,186,587
Receivable for investments sold		67,126
Receivable for fund shares sold		31
Total assets		11,253,744

Liabilities
Payable for investments purchased	$ 67,153
Distribution and service plan fees payable	86
Total liabilities		67,239

Net Assets		$ 11,186,505
Net Assets consist of:
Paid in capital		$ 10,138,124
Undistributed net investment income		2,182
Accumulated undistributed net realized gain (loss) on investments		(53,094)
Net unrealized appreciation (depreciation) on investments		1,099,293
Net Assets		$ 11,186,505

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,187 ÷ 428.62 shares)		$ 51.76

Maximum offering price per share (100/94.25 of $51.76)		$ 54.92
Class T: Net Asset Value and redemption price per share ($143,099 ÷ 2,764.02 shares)		$ 51.77

Maximum offering price per share (100/96.50 of $51.77)		$ 53.65
Class C: Net Asset Value and offering price per share ($26,350 ÷ 509.61 shares)A		$ 51.71

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($10,967,118 ÷ 211,895.86 shares)		$ 51.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,751 ÷ 536.21 shares)		$ 51.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 152,512

Expenses
Distribution and service plan fees	$ 496
Independent trustees' compensation	15
Total expenses before reductions	511
Expense reductions	(15)	496
Net investment income (loss)		152,016
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,466
Capital gain distributions from underlying funds	109,241
Total net realized gain (loss)		122,707
Change in net unrealized appreciation (depreciation) on underlying funds		508,433
Net gain (loss)		631,140
Net increase (decrease) in net assets resulting from operations		$ 783,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 152,016	$ 117,162
Net realized gain (loss)	122,707	(18,384)
Change in net unrealized appreciation (depreciation)	508,433	71,737
Net increase (decrease) in net assets resulting from operations	783,156	170,515
Distributions to shareholders from net investment income	(151,081)	(117,023)
Distributions to shareholders from net realized gain	(34,182)	(15,935)
Total distributions	(185,263)	(132,958)
Share transactions - net increase (decrease)	3,247,227	1,671,463
Total increase (decrease) in net assets	3,845,120	1,709,020

Net Assets
Beginning of period	7,341,385	5,632,365
End of period (including undistributed net investment income of $2,182 and undistributed net investment income of $1,247, respectively)	$ 11,186,505	$ 7,341,385

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.807	.782	.757	.747	.819	.425
Net realized and unrealized gain (loss)	3.215	.281	5.719	4.285	(6.123)	(4.836)
Total from investment operations	4.022	1.063	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.745)	(.791)	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.922)	(.923)	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 51.76	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total Return B, C, D	8.34%	2.30%	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.21% A	1.66%	1.61%	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22	$ 20	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.745	.660	.637	.642	.739	.365
Net realized and unrealized gain (loss)	3.216	.287	5.727	4.281	(6.128)	(4.852)
Total from investment operations	3.961	.947	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.684)	(.675)	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.861)	(.807)	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 51.77	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total Return B, C, D	8.21%	2.05%	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.96% A	1.42%	1.35%	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143	$ 132	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.622	.427	.402	.430	.560	.226
Net realized and unrealized gain (loss)	3.212	.290	5.719	4.275	(6.123)	(4.846)
Total from investment operations	3.834	.717	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.587)	(.465)	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.764)	(.597)	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 51.71	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total Return B, C, D	7.94%	1.55%	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.99% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	.99% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.47% A	.91%	.85%	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 24	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.869	.897	.880	.857	.900	.496
Net realized and unrealized gain (loss)	3.219	.284	5.719	4.279	(6.114)	(4.840)
Total from investment operations	4.088	1.181	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.801)	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.978)	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 51.76	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	8.48%	2.56%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.46% A	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,967	$ 7,139	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.871	.896	.874	.855	.918	.504
Net realized and unrealized gain (loss)	3.217	.275	5.725	4.281	(6.132)	(4.848)
Total from investment operations	4.088	1.171	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.801)	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.978)	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 51.75	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	8.49%	2.54%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.46% A	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 26	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 7,284,354	$ 500,009	$ (1,488)	$ 498,521
Fidelity Income Replacement 2018 Fund	5,335,703	166,613	(46,460)	120,153
Fidelity Income Replacement 2020 Fund	5,258,433	450,677	(12,987)	437,690
Fidelity Income Replacement 2022 Fund	4,621,853	160,574	(71,279)	89,295
Fidelity Income Replacement 2024 Fund	2,425,725	115,724	(20,930)	94,794
Fidelity Income Replacement 2026 Fund	1,817,621	71,610	(13,987)	57,623
Fidelity Income Replacement 2028 Fund	5,929,937	422,004	(41,048)	380,956
Fidelity Income Replacement 2030 Fund	3,746,920	402,376	(8,140)	394,236
Fidelity Income Replacement 2032 Fund	3,923,645	266,401	(17,131)	249,270
Fidelity Income Replacement 2034 Fund	2,379,868	361,991	(3,906)	358,085
Fidelity Income Replacement 2036 Fund	3,620,444	147,942	(45,795)	102,147
Fidelity Income Replacement 2038 Fund	2,121,986	309,737	(5,291)	304,446
Fidelity Income Replacement 2040 Fund	2,825,258	171,292	(10,313)	160,979
Fidelity Income Replacement 2042 Fund	10,141,519	1,079,573	(34,505)	1,045,068

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31,2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Fidelity Income Replacement 2016 Fund	$ (11,321)	$ (234,074)	$ (128,097)	$ (373,492)
Fidelity Income Replacement 2018 Fund	(78,455)	(410,862)	(37,212)	(526,529)
Fidelity Income Replacement 2020 Fund	(2,795)	(118,446)	(22,198)	(143,439)
Fidelity Income Replacement 2022 Fund	(33,352)	(481,397)	(74,118)	(588,867)
Fidelity Income Replacement 2024 Fund	-	(4,778)	(58,344)	(63,122)
Fidelity Income Replacement 2026 Fund	-	(194,108)	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	(313,738)	(210,425)	(524,163)
Fidelity Income Replacement 2030 Fund	(33,830)	(85,896)	-	(119,726)
Fidelity Income Replacement 2032 Fund	-	(182,121)	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	(48,212)	(43,660)	(91,872)
Fidelity Income Replacement 2036 Fund	(33)	(183,763)	(2,877)	(186,673)
Fidelity Income Replacement 2038 Fund	-	(3,448)	(48,487)	(51,935)
Fidelity Income Replacement 2040 Fund	-	(54,176)	(16,690)	(70,866)
Fidelity Income Replacement 2042 Fund	(2,106)	(15,348)	(33,939)	(51,393)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Income Replacement 2016 Fund	$ (28,964)	$ (5,046)	$ (34,010)	$ (407,502)
Fidelity Income Replacement 2018 Fund	-	-	-	(526,529)
Fidelity Income Replacement 2020 Fund	-	-	-	(143,439)
Fidelity Income Replacement 2022 Fund	-	-	-	(588,867)
Fidelity Income Replacement 2024 Fund	-	-	-	(63,122)
Fidelity Income Replacement 2026 Fund	-	-	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	-	-	(524,163)
Fidelity Income Replacement 2030 Fund	(24,894)	-	(24,894)	(144,620)
Fidelity Income Replacement 2032 Fund	-	-	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	-	-	(91,872)
Fidelity Income Replacement 2036 Fund	-	-	-	(186,673)
Fidelity Income Replacement 2038 Fund	-	-	-	(51,935)
Fidelity Income Replacement 2040 Fund	-	-	-	(70,866)
Fidelity Income Replacement 2042 Fund	(18,020)	-	(18,020)	(69,413)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	1,612,200	2,014,210
Fidelity Income Replacement 2018 Fund	1,063,580	1,372,234
Fidelity Income Replacement 2020 Fund	1,736,732	1,005,431
Fidelity Income Replacement 2022 Fund	867,472	586,656
Fidelity Income Replacement 2024 Fund	1,130,313	775,431
Fidelity Income Replacement 2026 Fund	445,947	417,540
Fidelity Income Replacement 2028 Fund	914,622	549,543
Fidelity Income Replacement 2030 Fund	699,873	704,175
Fidelity Income Replacement 2032 Fund	1,280,616	566,865
Fidelity Income Replacement 2034 Fund	514,189	211,642
Fidelity Income Replacement 2036 Fund	966,871	236,875
Fidelity Income Replacement 2038 Fund	521,617	292,410
Fidelity Income Replacement 2040 Fund	532,550	314,650
Fidelity Income Replacement 2042 Fund	4,396,915	1,073,681

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,065	$ -
Class T	.25%	.25%	436	-
Class C	.75%	.25%	4,218	393
			$ 5,719	$ 393

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2018 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 918	$ -
Class T	.25%	.25%	316	4
Class C	.75%	.25%	2,148	1,151
			$ 3,382	$ 1,155
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 508	$ 221
Class T	.25%	.25%	472	-
Class C	.75%	.25%	1,582	273
			$ 2,562	$ 494
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 486	$ -
Class T	.25%	.25%	6	2
Class C	.75%	.25%	143	15
			$ 635	$ 17
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 272	$ 48
Class T	.25%	.25%	442	50
Class C	.75%	.25%	615	17
			$ 1,329	$ 115
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 381	$ -
Class T	.25%	.25%	288	18
Class C	.75%	.25%	48	49
			$ 717	$ 67
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 173	$ -
Class T	.25%	.25%	324	-
Class C	.75%	.25%	147	-
			$ 644	$ -
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 110	$ 2
Class T	.25%	.25%	34	16
Class C	.75%	.25%	1,544	161
			$ 1,688	$ 179
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 281	$ 7
Class T	.25%	.25%	61	61
Class C	.75%	.25%	268	236
			$ 610	$ 304
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 24	$ 24
Class T	.25%	.25%	60	60
Class C	.75%	.25%	275	275
			$ 359	$ 359
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 34	$ 26
Class T	.25%	.25%	710	14
Class C	.75%	.25%	882	-
			$ 1,626	$ 40
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 89	$ 2
Class T	.25%	.25%	271	12
Class C	.75%	.25%	382	7
			$ 742	$ 21

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2040 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8	$ 7
Class T	.25%	.25%	108	14
Class C	.75%	.25%	554	141
			$ 670	$ 162
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 27	$ 7
Class T	.25%	.25%	344	64
Class C	.75%	.25%	125	125
			$ 496	$ 196

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Income Replacement 2016 Fund
Class C*	$ 19
Fidelity Income Replacement 2018 Fund
Class C*	$ 155
Fidelity Income Replacement 2026 Fund
Class T	$ 7
Fidelity Income Replacement 2038 Fund
Class A	$ 232
Fidelity Income Replacement 2042 Fund
Class A	$ 2

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 15
Fidelity Income Replacement 2018 Fund	11
Fidelity Income Replacement 2020 Fund	9
Fidelity Income Replacement 2022 Fund	8
Fidelity Income Replacement 2024 Fund	4
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	11
Fidelity Income Replacement 2030 Fund	7
Fidelity Income Replacement 2032 Fund	7
Fidelity Income Replacement 2034 Fund	5
Fidelity Income Replacement 2036 Fund	6
Fidelity Income Replacement 2038 Fund	4
Fidelity Income Replacement 2040 Fund	5
Fidelity Income Replacement 2042 Fund	15

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement

Semiannual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 5,523	$ 17,921
Class T	874	3,481
Class C	2,680	7,453
Income Replacement 2016	46,429	115,628
Institutional Class	308	1,088
Total	$ 55,814	$ 145,571
From net realized gain
Class A	$ 3,311	$ 4,976
Class T	617	1,014
Class C	3,251	4,218
Income Replacement 2016	22,904	28,030
Institutional Class	143	312
Total	$ 30,226	$ 38,550
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 6,667	$ 11,734
Class T	985	1,790
Class C	2,330	2,008
Income Replacement 2018	41,937	68,941
Institutional Class	4,531	3,499
Total	$ 56,450	$ 87,972
From net realized gain
Class A	$ 4,058	$ 3,011
Class T	695	560
Class C	2,364	852
Income Replacement 2018	22,722	15,393
Institutional Class	2,370	512
Total	$ 32,209	$ 20,328
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 4,173	$ 6,597
Class T	1,701	2,545
Class C	2,111	2,699
Income Replacement 2020	48,862	61,446
Institutional Class	159	563
Total	$ 57,006	$ 73,850
From net realized gain
Class A	$ 1,965	$ 1,517
Class T	907	694
Class C	1,535	1,162
Income Replacement 2020	20,732	11,189
Institutional Class	67	119
Total	$ 25,206	$ 14,681
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,208	$ 2,823
Class T	9	136
Class C	212	226
Income Replacement 2022	51,037	60,936
Institutional Class	42	60
Total	$ 55,508	$ 64,181

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2022 Fund
From net realized gain
Class A	$ 1,895	$ 242
Class T	3	32
Class C	142	95
Income Replacement 2022	19,965	10,582
Institutional Class	17	11
Total	$ 22,022	$ 10,962
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 2,165	$ 3,343
Class T	2,037	2,287
Class C	1,027	1,494
Income Replacement 2024	22,515	25,214
Institutional Class	355	445
Total	$ 28,099	$ 32,783
From net realized gain
Class A	$ 647	$ 710
Class T	748	601
Class C	465	575
Income Replacement 2024	7,431	4,764
Institutional Class	108	80
Total	$ 9,399	$ 6,730
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 3,781	$ 1,894
Class T	908	1,958
Class C	85	1,363
Income Replacement 2026	21,271	29,280
Institutional Class	345	440
Total	$ 26,390	$ 34,935
From net realized gain
Class A	$ 1,333	$ 335
Class T	329	383
Class C	41	570
Income Replacement 2026	7,049	5,283
Institutional Class	111	75
Total	$ 8,863	$ 6,646
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 1,737	$ 1,930
Class T	1,484	1,741
Class C	228	376
Income Replacement 2028	79,676	96,589
Institutional Class	348	441
Total	$ 83,473	$ 101,077
From net realized gain
Class A	$ 602	$ 325
Class T	568	397
Class C	107	135
Income Replacement 2028	25,172	16,208
Institutional Class	110	73
Total	$ 26,559	$ 17,138

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,148	$ 1,185
Class T	159	164
Class C	2,955	2,987
Income Replacement 2030	50,704	72,596
Institutional Class	375	441
Total	$ 55,341	$ 77,373
From net realized gain
Class A	$ 386	$ 209
Class T	60	38
Class C	1,336	991
Income Replacement 2030	15,711	12,458
Institutional Class	111	70
Total	$ 17,604	$ 13,766
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,892	$ 3,369
Class T	282	301
Class C	516	213
Income Replacement 2032	54,410	35,223
Institutional Class	242	297
Total	$ 58,342	$ 39,403
From net realized gain
Class A	$ 1,834	$ 7,528
Class T	199	816
Class C	440	1,719
Income Replacement 2032	30,021	95,178
Institutional Class	140	574
Total	$ 32,634	$ 105,815
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 246	$ 276
Class T	291	304
Class C	467	184
Income Replacement 2034	32,978	37,641
Institutional Class	1,847	2,077
Total	$ 35,829	$ 40,482
From net realized gain
Class A	$ 76	$ 50
Class T	99	65
Class C	184	49
Income Replacement 2034	9,314	5,761
Institutional Class	521	307
Total	$ 10,194	$ 6,232
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 325	$ 435
Class T	3,490	3,886
Class C	1,828	1,851
Income Replacement 2036	44,233	44,807
Institutional Class	9	346
Total	$ 49,885	$ 51,325

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2036 Fund
From net realized gain
Class A	$ 81	$ 75
Class T	1,001	793
Class C	622	576
Income Replacement 2036	11,064	6,275
Institutional Class	2	78
Total	$ 12,770	$ 7,797
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 804	$ 670
Class T	1,357	1,443
Class C	806	658
Income Replacement 2038	31,311	24,679
Institutional Class	398	460
Total	$ 34,676	$ 27,910
From net realized gain
Class A	$ 210	$ 96
Class T	429	297
Class C	305	202
Income Replacement 2038	8,397	3,260
Institutional Class	106	69
Total	$ 9,447	$ 3,924
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 106	$ 967
Class T	213	1,654
Class C	1,204	819
Income Replacement 2040	41,482	36,057
Institutional Class	32	532
Total	$ 43,037	$ 40,029
From net realized gain
Class A	$ 37	$ 224
Class T	107	359
Class C	555	216
Income Replacement 2040	13,452	4,701
Institutional Class	10	124
Total	$ 14,161	$ 5,624
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 314	$ 362
Class T	1,867	503
Class C	296	232
Income Replacement 2042	148,180	115,451
Institutional Class	424	475
Total	$ 151,081	$ 117,023
From net realized gain
Class A	$ 74	$ 53
Class T	482	67
Class C	89	65
Income Replacement 2042	33,444	15,682
Institutional Class	93	68
Total	$ 34,182	$ 15,935

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	142	365	7,195	17,945
Shares redeemed	(1,784)	(18,902)	(90,702)	(929,690)
Net increase (decrease)	(1,642)	(18,537)	$ (83,507)	$ (911,745)
Class T
Shares sold	-	265	$ -	$ 12,983
Reinvestment of distributions	24	63	1,214	3,101
Shares redeemed	(823)	(7,104)	(41,841)	(347,550)
Net increase (decrease)	(799)	(6,776)	$ (40,627)	$ (331,466)
Class C
Shares sold	-	6,125	$ -	$ 300,000
Reinvestment of distributions	84	157	4,263	7,690
Shares redeemed	(2,109)	(3,855)	(107,326)	(191,514)
Net increase (decrease)	(2,025)	2,427	$ (103,063)	$ 116,176
Income Replacement 2016
Shares sold	18,313	28,998	$ 931,724	$ 1,428,856
Reinvestment of distributions	711	1,178	36,119	57,868
Shares redeemed	(23,078)	(46,750)	(1,174,554)	(2,309,726)
Net increase (decrease)	(4,054)	(16,574)	$ (206,711)	$ (823,002)
Institutional Class
Shares sold	-	752	$ -	$ 36,796
Reinvestment of distributions	9	15	451	731
Shares redeemed	(285)	(675)	(14,428)	(33,700)
Net increase (decrease)	(276)	92	$ (13,977)	$ 3,827
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	1,088	$ -	$ 54,624
Reinvestment of distributions	136	161	6,960	7,873
Shares redeemed	(1,223)	(1,911)	(62,567)	(94,143)
Net increase (decrease)	(1,087)	(662)	$ (55,607)	$ (31,646)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	18	829	863
Shares redeemed	(169)	(458)	(8,666)	(22,651)
Net increase (decrease)	(153)	(440)	$ (7,837)	$ (21,788)
Class C
Shares sold	-	4,696	$ -	$ 235,500
Reinvestment of distributions	86	47	4,364	2,324
Shares redeemed	(660)	(586)	(33,734)	(28,893)
Net increase (decrease)	(574)	4,157	$ (29,370)	$ 208,931
Income Replacement 2018
Shares sold	9,114	19,759	$ 466,524	$ 973,771
Reinvestment of distributions	562	478	28,766	23,334
Shares redeemed	(14,109)	(19,401)	(721,500)	(957,919)
Net increase (decrease)	(4,433)	836	$ (226,210)	$ 39,186
Institutional Class
Shares sold	2,812	6,698	$ 143,858	$ 338,000
Reinvestment of distributions	103	12	5,247	589
Shares redeemed	(3,543)	(3,839)	(181,936)	(185,000)
Net increase (decrease)	(628)	2,871	$ (32,831)	$ 153,589

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	-	179	$ 17	$ 9,014
Reinvestment of distributions	84	105	4,308	5,145
Shares redeemed	(560)	(946)	(28,978)	(46,428)
Net increase (decrease)	(476)	(662)	$ (24,653)	$ (32,269)
Class T
Shares sold	1	-	$ 40	$ -
Reinvestment of distributions	43	54	2,231	2,633
Shares redeemed	(179)	(240)	(9,280)	(11,738)
Net increase (decrease)	(135)	(186)	$ (7,009)	$ (9,105)
Class C
Shares sold	568	1,771	$ 29,000	$ 87,281
Reinvestment of distributions	51	57	2,614	2,797
Shares redeemed	(552)	(355)	(28,500)	(17,952)
Net increase (decrease)	67	1,473	$ 3,114	$ 72,126
Income Replacement 2020
Shares sold	26,206	29,581	$ 1,354,259	$ 1,469,844
Reinvestment of distributions	728	529	37,464	25,967
Shares redeemed	(12,999)	(13,868)	(672,215)	(675,878)
Net increase (decrease)	13,935	16,242	$ 719,508	$ 819,933
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	14	226	682
Shares redeemed	-	(399)	-	(20,000)
Net increase (decrease)	5	(385)	$ 226	$ (19,318)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,423	$ -	$ 316,060
Reinvestment of distributions	61	23	3,145	1,138
Shares redeemed	(239)	(243)	(12,313)	(12,069)
Net increase (decrease)	(178)	6,203	$ (9,168)	$ 305,129
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	3	12	168
Shares redeemed	(91)	(357)	(4,747)	(17,200)
Net increase (decrease)	(91)	(354)	$ (4,735)	$ (17,032)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	1	39	35
Shares redeemed	-	(92)	-	(4,361)
Net increase (decrease)	1	(91)	$ 39	$ (4,326)
Income Replacement 2022
Shares sold	10,053	29,354	$ 519,150	$ 1,440,819
Reinvestment of distributions	530	314	27,261	15,180
Shares redeemed	(5,583)	(18,125)	(287,089)	(881,196)
Net increase (decrease)	5,000	11,543	$ 259,322	$ 574,803
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	1	59	71
Shares redeemed	-	(11)	-	(514)
Net increase (decrease)	1	(10)	$ 59	$ (443)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,822	622	$ 249,930	$ 30,000
Reinvestment of distributions	41	61	2,105	2,969
Shares redeemed	(1,305)	(226)	(67,177)	(10,864)
Net increase (decrease)	3,558	457	$ 184,858	$ 22,105
Class T
Shares sold	-	2,920	$ -	$ 135,760
Reinvestment of distributions	28	22	1,435	1,077
Shares redeemed	(95)	(289)	(4,901)	(14,000)
Net increase (decrease)	(67)	2,653	$ (3,466)	$ 122,837
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	4	313	209
Shares redeemed	(1,281)	(75)	(66,125)	(3,683)
Net increase (decrease)	(1,275)	(71)	$ (65,812)	$ (3,474)
Income Replacement 2024
Shares sold	10,317	16,063	$ 537,857	$ 781,886
Reinvestment of distributions	288	214	14,828	10,356
Shares redeemed	(6,442)	(15,497)	(333,583)	(749,124)
Net increase (decrease)	4,163	780	$ 219,102	$ 43,118
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	462	525
Shares redeemed	-	(79)	-	(3,719)
Net increase (decrease)	9	(68)	$ 462	$ (3,194)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	3,297	671	$ 164,296	$ 33,486
Reinvestment of distributions	86	21	4,372	1,014
Shares redeemed	(311)	(98)	(15,970)	(4,755)
Net increase (decrease)	3,072	594	$ 152,698	$ 29,745
Class T
Shares sold	57	3,515	$ 2,971	$ 173,430
Reinvestment of distributions	19	39	969	1,904
Shares redeemed	(4,547)	(236)	(228,111)	(11,308)
Net increase (decrease)	(4,471)	3,318	$ (224,171)	$ 164,026
Class C
Shares sold	-	-	$ 4	$ -
Reinvestment of distributions	3	41	126	1,933
Shares redeemed	-	(3,579)	-	(176,288)
Net increase (decrease)	3	(3,538)	$ 130	$ (174,355)
Income Replacement 2026
Shares sold	7,827	15,104	$ 398,432	$ 721,544
Reinvestment of distributions	351	331	17,944	15,918
Shares redeemed	(6,422)	(22,948)	(332,935)	(1,095,887)
Net increase (decrease)	1,756	(7,513)	$ 83,441	$ (358,425)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	456	515
Shares redeemed	-	(79)	-	(3,694)
Net increase (decrease)	9	(68)	$ 456	$ (3,179)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	1,288	$ -	$ 61,784
Reinvestment of distributions	45	45	2,339	2,202
Shares redeemed	-	(1,360)	-	(64,118)
Net increase (decrease)	45	(27)	$ 2,339	$ (132)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	8	794	397
Shares redeemed	(37)	(83)	(1,935)	(4,076)
Net increase (decrease)	(22)	(75)	$ (1,141)	$ (3,679)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	3	196	163
Shares redeemed	(183)	(326)	(9,500)	(16,000)
Net increase (decrease)	(179)	(323)	$ (9,304)	$ (15,837)
Income Replacement 2028
Shares sold	10,846	18,525	$ 562,138	$ 916,759
Reinvestment of distributions	954	574	49,221	27,535
Shares redeemed	(5,521)	(27,768)	(286,737)	(1,327,202)
Net increase (decrease)	6,279	(8,669)	$ 324,622	$ (382,908)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	458	514
Shares redeemed	-	(79)	-	(3,680)
Net increase (decrease)	9	(68)	$ 458	$ (3,166)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	3	508	$ 159	$ 25,016
Reinvestment of distributions	17	6	870	292
Shares redeemed	(20)	(249)	(1,035)	(12,382)
Net increase (decrease)	-	265	$ (6)	$ 12,926
Class T
Shares sold	5	130	$ 259	$ 5,786
Reinvestment of distributions	4	4	219	202
Shares redeemed	-	(172)	-	(7,763)
Net increase (decrease)	9	(38)	$ 478	$ (1,775)
Class C
Shares sold	-	1,702	$ -	$ 80,000
Reinvestment of distributions	49	44	2,479	2,115
Shares redeemed	(447)	(960)	(22,924)	(46,183)
Net increase (decrease)	(398)	786	$ (20,445)	$ 35,932
Income Replacement 2030
Shares sold	8,790	18,798	$ 455,387	$ 902,632
Reinvestment of distributions	803	726	41,141	34,661
Shares redeemed	(10,595)	(28,344)	(541,570)	(1,372,064)
Net increase (decrease)	(1,002)	(8,820)	$ (45,042)	$ (434,771)
Institutional Class
Shares sold	538	-	$ 27,920	$ -
Reinvestment of distributions	9	11	486	511
Shares redeemed	-	(79)	-	(3,667)
Net increase (decrease)	547	(68)	$ 28,406	$ (3,156)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	94	220	4,569	10,424
Shares redeemed	(161)	(52)	(8,063)	(2,367)
Net increase (decrease)	(67)	168	$ (3,494)	$ 8,057
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	24	481	1,117
Shares redeemed	-	(78)	-	(3,575)
Net increase (decrease)	9	(54)	$ 481	$ (2,458)
Class C
Shares sold	-	660	$ -	$ 32,801
Reinvestment of distributions	20	41	957	1,932
Shares redeemed	-	(65)	-	(2,961)
Net increase (decrease)	20	636	$ 957	$ 31,772
Income Replacement 2032
Shares sold	20,621	42,168	$ 1,012,599	$ 2,026,945
Reinvestment of distributions	1,308	2,499	63,971	118,902
Shares redeemed	(7,595)	(8,682)	(378,507)	(414,301)
Net increase (decrease)	14,334	35,985	$ 698,063	$ 1,731,546
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	18	382	871
Shares redeemed	-	(54)	-	(2,502)
Net increase (decrease)	8	(36)	$ 382	$ (1,631)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	7	322	326
Shares redeemed	-	(59)	-	(2,697)
Net increase (decrease)	6	(52)	$ 322	$ (2,371)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	8	390	369
Shares redeemed	-	(77)	-	(3,548)
Net increase (decrease)	8	(69)	$ 390	$ (3,179)
Class C
Shares sold	582	517	$ 30,000	$ 25,724
Reinvestment of distributions	13	5	651	233
Shares redeemed	(582)	(58)	(29,859)	(2,686)
Net increase (decrease)	13	464	$ 792	$ 23,271
Income Replacement 2034
Shares sold	6,069	3,140	$ 314,745	$ 153,765
Reinvestment of distributions	489	241	24,853	11,289
Shares redeemed	(1,168)	(2,549)	(59,892)	(121,949)
Net increase (decrease)	5,390	832	$ 279,706	$ 43,105
Institutional Class
Shares sold	-	258	$ -	$ 12,168
Reinvestment of distributions	47	50	2,368	2,360
Shares redeemed	(12)	(14)	(591)	(664)
Net increase (decrease)	35	294	$ 1,777	$ 13,864

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	11	406	510
Shares redeemed	(112)	(92)	(5,700)	(4,164)
Net increase (decrease)	(104)	(81)	$ (5,294)	$ (3,654)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	54	31	2,706	1,410
Shares redeemed	(165)	(264)	(8,395)	(12,509)
Net increase (decrease)	(111)	(233)	$ (5,689)	$ (11,099)
Class C
Shares sold	-	30	$ -	$ 1,500
Reinvestment of distributions	49	52	2,450	2,427
Shares redeemed	(140)	(959)	(7,074)	(46,079)
Net increase (decrease)	(91)	(877)	$ (4,624)	$ (42,152)
Income Replacement 2036
Shares sold	14,595	20,071	$ 739,494	$ 968,864
Reinvestment of distributions	566	223	28,539	10,328
Shares redeemed	(974)	(22,004)	(49,621)	(1,034,063)
Net increase (decrease)	14,187	(1,710)	$ 718,412	$ (54,871)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	9	12	424
Shares redeemed	-	(563)	-	(27,876)
Net increase (decrease)	-	(554)	$ 12	$ (27,452)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	577	851	$ 29,138	$ 39,713
Reinvestment of distributions	20	16	1,014	766
Shares redeemed	(610)	-	(30,000)	-
Net increase (decrease)	(13)	867	$ 152	$ 40,479
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	22	13	1,136	612
Shares redeemed	(39)	(465)	(1,970)	(20,928)
Net increase (decrease)	(17)	(452)	$ (834)	$ (20,316)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	22	19	1,111	859
Shares redeemed	-	-	-	-
Net increase (decrease)	22	19	$ 1,111	$ 859
Income Replacement 2038
Shares sold	6,786	20,341	$ 339,548	$ 976,884
Reinvestment of distributions	586	325	29,113	15,074
Shares redeemed	(3,195)	(11,169)	(159,002)	(518,978)
Net increase (decrease)	4,177	9,497	$ 209,659	$ 472,980
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	11	504	529
Shares redeemed	-	(86)	-	(3,849)
Net increase (decrease)	10	(75)	$ 504	$ (3,320)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	4	7	$ 190	$ 317
Reinvestment of distributions	3	26	143	1,191
Shares redeemed	-	(1,864)	-	(90,268)
Net increase (decrease)	7	(1,831)	$ 333	$ (88,760)
Class T
Shares sold	45	63	$ 2,240	$ 2,938
Reinvestment of distributions	6	44	320	2,013
Shares redeemed	(844)	(1,755)	(42,976)	(82,476)
Net increase (decrease)	(793)	(1,648)	$ (40,416)	$ (77,525)
Class C
Shares sold	-	543	$ -	$ 26,345
Reinvestment of distributions	36	22	1,759	1,035
Shares redeemed	-	-	-	-
Net increase (decrease)	36	565	$ 1,759	$ 27,380
Income Replacement 2040
Shares sold	7,591	26,082	$ 383,659	$ 1,264,360
Reinvestment of distributions	810	331	40,386	15,315
Shares redeemed	(3,754)	(12,843)	(187,218)	(618,513)
Net increase (decrease)	4,647	13,570	$ 236,827	$ 661,162
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	14	42	656
Shares redeemed	-	(961)	-	(44,356)
Net increase (decrease)	1	(947)	$ 42	$ (43,700)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	5	245	$ 254	$ 11,886
Reinvestment of distributions	8	9	388	415
Shares redeemed	-	(304)	-	(14,424)
Net increase (decrease)	13	(50)	$ 642	$ (2,123)
Class T
Shares sold	-	2,200	$ -	$ 105,795
Reinvestment of distributions	47	12	2,349	570
Shares redeemed	-	(84)	-	(3,786)
Net increase (decrease)	47	2,128	$ 2,349	$ 102,579
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	6	385	297
Shares redeemed	-	(83)	-	(3,716)
Net increase (decrease)	8	(77)	$ 385	$ (3,419)
Income Replacement 2042
Shares sold	82,751	52,015	$ 4,136,675	$ 2,501,513
Reinvestment of distributions	2,496	1,220	124,896	56,045
Shares redeemed	(20,096)	(20,364)	(1,018,237)	(979,817)
Net increase (decrease)	65,151	32,871	$ 3,243,334	$ 1,577,741
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	12	517	543
Shares redeemed	-	(87)	-	(3,858)
Net increase (decrease)	10	(75)	$ 517	$ (3,315)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	11%	22%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract is in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contract is fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Adviser's investment staff, including its size, education, experience, and resources, as well as the Investment Adviser's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Adviser's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Adviser and its affiliates under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR believes that no meaningful peer group exists for the funds, given that competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and/or glide path construction.

Because each fund had been in existence less than five calendar years, for Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2020 Fund, Income Replacement 2022 Fund, Income Replacement 2028 Fund, Income Replacement 2030 Fund, and Income Replacement 2032 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark") and, for Income Replacement 2024 Fund, Income Replacement 2026 Fund, Income Replacement 2034 Fund, Income Replacement 2036 Fund, Income Replacement 2038 Fund, Income Replacement 2040 Fund, and Income Replacement 2042 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of its benchmark. The returns of the retail class or Institutional Class (Class I), as applicable, and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2020 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2022 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2024 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2028 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2030 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2032 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034 Fund

The Board noted that the investment performance of Institutional Class C (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2036 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2038 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2040 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2011 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARW-USAN-0313
1.848194.105

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Semiannual Report

January 31, 2013

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,021.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,020.20	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,017.70	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,022.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,022.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,034.00	$ 1.28
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,032.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.90	$ 5.12
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,035.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,035.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,043.80	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,042.40	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.70	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,045.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,051.20	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.49%**
Actual		$ 1,000.00	$ 1,049.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50
Class C	1.00%
Actual		$ 1,000.00	$ 1,047.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,052.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,052.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,056.80	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,055.50	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,052.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,058.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,058.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,060.80	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,059.60	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.03%**
Actual		$ 1,000.00	$ 1,056.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,062.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,062.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,064.20	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,062.70	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,060.10	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,065.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,065.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,066.90	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,065.50	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,062.80	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,068.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,068.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,069.10	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,067.90	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,065.20	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,070.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,070.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.26%**
Actual		$ 1,000.00	$ 1,071.60	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.89	$ 1.33
Class T	.50%
Actual		$ 1,000.00	$ 1,070.10	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,067.60	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,072.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,072.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,074.10	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,072.80	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,070.10	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,075.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,075.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,076.70	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,075.40	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.60	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,078.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,078.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.22%**
Actual		$ 1,000.00	$ 1,080.00	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Class T	.49%**
Actual		$ 1,000.00	$ 1,078.70	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50
Class C	1.00%
Actual		$ 1,000.00	$ 1,075.90	$ 5.23
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,081.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,081.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,083.40	$ 1.31
HypotheticalA		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,082.10	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	.99%**
Actual		$ 1,000.00	$ 1,079.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04
	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,084.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,084.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Funds' annualized expense ratio.

** Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.0	2.4
Fidelity Blue Chip Growth Fund	1.9	2.2
Fidelity Disciplined Equity Fund	2.1	2.6
Fidelity Equity-Income Fund	2.9	3.5
Fidelity Series 100 Index Fund	1.9	2.2
Fidelity Series Broad Market Opportunities Fund	3.3	4.0
Fidelity Series Small Cap Opportunities Fund	0.3	0.3
	14.4	17.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	6.8
Fidelity Strategic Real Return Fund	5.8	6.8
Fidelity Total Bond Fund	17.3	20.4
	28.9	34.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	34.0	28.1
Fidelity Short-Term Bond Fund	22.7	20.7
	56.7	48.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

Six months ago
Domestic Equity Funds	17.2%
Investment Grade Fixed-Income Funds	34.0%
Short-Term Funds	48.8%

Expected
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 14.4%
	Shares	Value
Domestic Equity Funds - 14.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,367	$ 157,214
Fidelity Blue Chip Growth Fund	2,841	145,540
Fidelity Disciplined Equity Fund	6,541	168,110
Fidelity Equity-Income Fund	4,508	224,147
Fidelity Series 100 Index Fund	14,776	145,540
Fidelity Series Broad Market Opportunities Fund	21,999	257,613
Fidelity Series Small Cap Opportunities Fund	1,923	22,570
TOTAL EQUITY FUNDS (Cost $798,005)		1,120,734
Fixed-Income Funds - 28.9%

Investment Grade Fixed-Income Funds - 28.9%
Fidelity Government Income Fund	42,843	449,850
Fidelity Strategic Real Return Fund	46,044	449,850
Fidelity Total Bond Fund	124,111	1,350,328
TOTAL FIXED-INCOME FUNDS (Cost $2,055,637)		2,250,028
Short-Term Funds - 56.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,647,735	$ 2,647,735
Fidelity Short-Term Bond Fund	205,160	1,764,378
TOTAL SHORT-TERM FUNDS (Cost $4,361,401)		4,412,113
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,215,043)		7,782,875
NET OTHER ASSETS (LIABILITIES) - 0.0%		(878)
NET ASSETS - 100%		$ 7,781,997
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $7,215,043) - See accompanying schedule		$ 7,782,875
Receivable for investments sold		118,499
Total assets		7,901,374

Liabilities
Payable for investments purchased	$ 118,468
Distribution and service plan fees payable	909
Total liabilities		119,377

Net Assets		$ 7,781,997
Net Assets consist of:
Paid in capital		$ 7,565,929
Undistributed net investment income		1,293
Accumulated undistributed net realized gain (loss) on investments		(353,057)
Net unrealized appreciation (depreciation) on investments		567,832
Net Assets		$ 7,781,997

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($811,678 ÷ 15,914.9 shares)		$ 51.00

Maximum offering price per share (100/94.25 of $51.00)		$ 54.11
Class T: Net Asset Value and redemption price per share ($154,963 ÷ 3,037.6 shares)		$ 51.01

Maximum offering price per share (100/96.50 of $51.01)		$ 52.86
Class C: Net Asset Value and offering price per share ($796,841 ÷ 15,632.0 shares)A		$ 50.97

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($5,983,146 ÷ 117,305.9 shares)		$ 51.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,369 ÷ 693.4 shares)		$ 51.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 61,384

Expenses
Distribution and service plan fees	$ 5,719
Independent trustees' compensation	15
Total expenses before reductions	5,734
Expense reductions	(15)	5,719
Net investment income (loss)		55,665
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	83,221
Capital gain distributions from underlying funds	76,357
Total net realized gain (loss)		159,578
Change in net unrealized appreciation (depreciation) on underlying funds		(42,707)
Net gain (loss)		116,871
Net increase (decrease) in net assets resulting from operations		$ 172,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,665	$ 145,008
Net realized gain (loss)	159,578	161,103
Change in net unrealized appreciation (depreciation)	(42,707)	(34,457)
Net increase (decrease) in net assets resulting from operations	172,536	271,654
Distributions to shareholders from net investment income	(55,814)	(145,571)
Distributions to shareholders from net realized gain	(30,226)	(38,550)
Total distributions	(86,040)	(184,121)
Share transactions - net increase (decrease)	(447,885)	(1,946,210)
Total increase (decrease) in net assets	(361,389)	(1,858,677)

Net Assets
Beginning of period	8,143,386	10,002,063
End of period (including undistributed net investment income of $1,293 and undistributed net investment income of $1,442, respectively)	$ 7,781,997	$ 8,143,386

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.331	.736	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	.746	.842	3.054	3.539	(3.686)	(2.204)
Total from investment operations	1.077	1.578	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.335)	(.733)	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.537)	(.938)	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 51.00	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	2.14%	3.23%	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.30% A	1.49%	1.68%	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 812	$ 886	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.268	.612	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	.745	.847	3.043	3.540	(3.690)	(2.219)
Total from investment operations	1.013	1.459	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.271)	(.594)	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.473)	(.799)	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 51.01	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	2.02%	2.98%	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.05% A	1.24%	1.42%	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 155	$ 194	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.140	.364	.453	.485	.822	.904
Net realized and unrealized gain (loss)	.748	.837	3.055	3.531	(3.689)	(2.227)
Total from investment operations	.888	1.201	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.166)	(.376)	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.368)	(.581)	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 50.97	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	1.77%	2.45%	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.55% A	.74%	.92%	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 797	$ 891	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.394	.859	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	.747	.838	3.055	3.539	(3.692)	(2.217)
Total from investment operations	1.141	1.697	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.399)	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.601)	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 51.00	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	2.27%	3.48%	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.55% A	1.74%	1.93%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,983	$ 6,124	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.395	.861	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	.756	.836	3.054	3.530	(3.686)	(2.231)
Total from investment operations	1.151	1.697	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.399)	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.202)	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.601)	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 51.01	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	2.29%	3.48%	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.55% A	1.74%	1.92%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 49	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	41% A	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.2	3.5
Fidelity Blue Chip Growth Fund	2.9	3.3
Fidelity Disciplined Equity Fund	3.4	3.9
Fidelity Equity-Income Fund	4.5	5.2
Fidelity Series 100 Index Fund	2.9	3.3
Fidelity Series Broad Market Opportunities Fund	5.2	5.8
Fidelity Series Small Cap Opportunities Fund	0.4	0.5
	22.5	25.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	1.8	2.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.5	8.2
Fidelity Strategic Real Return Fund	8.5	8.5
Fidelity Total Bond Fund	25.3	24.8
	42.3	41.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.7	15.3
Fidelity Short-Term Bond Fund	16.7	15.4
	33.4	30.7
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	22.5%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.3%
Short-Term Funds	33.4%
Six months ago
Domestic Equity Funds	25.5%
International Equity Funds	2.3%
Investment Grade Fixed-Income Funds	41.5%
Short-Term Funds	30.7%

Expected
Domestic Equity Funds	21.1%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.2%
Short-Term Funds	36.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,146	$ 171,860
Fidelity Blue Chip Growth Fund	3,120	159,857
Fidelity Disciplined Equity Fund	7,175	184,408
Fidelity Equity-Income Fund	4,938	245,514
Fidelity Series 100 Index Fund	16,229	159,857
Fidelity Series Broad Market Opportunities Fund	24,134	282,613
Fidelity Series Small Cap Opportunities Fund	2,091	24,551
TOTAL DOMESTIC EQUITY FUNDS		1,228,660
International Equity Funds - 1.8%
Fidelity Advisor International Discovery Fund Institutional Class	2,889	98,751
TOTAL EQUITY FUNDS (Cost $1,201,425)		1,327,411
Fixed-Income Funds - 42.3%
	Shares	Value
Investment Grade Fixed-Income Funds - 42.3%
Fidelity Government Income Fund	44,063	$ 462,657
Fidelity Strategic Real Return Fund	47,355	462,657
Fidelity Total Bond Fund	127,420	1,386,331
TOTAL FIXED-INCOME FUNDS (Cost $2,270,067)		2,311,645
Short-Term Funds - 33.4%

Fidelity Institutional Money Market Portfolio Institutional Class	908,400	908,400
Fidelity Short-Term Bond Fund	105,628	908,400
TOTAL SHORT-TERM FUNDS (Cost $1,805,527)		1,816,800
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,277,019)		5,455,856
NET OTHER ASSETS (LIABILITIES) - 0.0%		(548)
NET ASSETS - 100%		$ 5,455,308
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,277,019) - See accompanying schedule		$ 5,455,856
Receivable for investments sold		45,408
Total assets		5,501,264

Liabilities
Payable for investments purchased	$ 45,405
Distribution and service plan fees payable	551
Total liabilities		45,956

Net Assets		$ 5,455,308
Net Assets consist of:
Paid in capital		$ 5,799,074
Undistributed net investment income		1,170
Accumulated undistributed net realized gain (loss) on investments		(523,773)
Net unrealized appreciation (depreciation) on investments		178,837
Net Assets		$ 5,455,308

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($719,848 ÷ 13,966.7 shares)		$ 51.54

Maximum offering price per share (100/94.25 of $51.54)		$ 54.68
Class T: Net Asset Value and redemption price per share ($122,348 ÷ 2,372.7 shares)		$ 51.56

Maximum offering price per share (100/96.50 of $51.56)		$ 53.43
Class C: Net Asset Value and offering price per share ($417,984 ÷ 8,117.1 shares)A		$ 51.49

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,748,314 ÷ 72,710.9 shares)		$ 51.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($446,814 ÷ 8,666.5 shares)		$ 51.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59,916

Expenses
Distribution and service plan fees	$ 3,382
Independent trustees' compensation	11
Total expenses before reductions	3,393
Expense reductions	(11)	3,382
Net investment income (loss)		56,534
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	26,121
Capital gain distributions from underlying funds	75,324
Total net realized gain (loss)		101,445
Change in net unrealized appreciation (depreciation) on underlying funds		34,855
Net gain (loss)		136,300
Net increase (decrease) in net assets resulting from operations		$ 192,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,534	$ 87,998
Net realized gain (loss)	101,445	133,708
Change in net unrealized appreciation (depreciation)	34,855	(43,406)
Net increase (decrease) in net assets resulting from operations	192,834	178,300
Distributions to shareholders from net investment income	(56,450)	(87,972)
Distributions to shareholders from net realized gain	(32,209)	(20,328)
Total distributions	(88,659)	(108,300)
Share transactions - net increase (decrease)	(351,855)	348,272
Total increase (decrease) in net assets	(247,680)	418,272

Net Assets
Beginning of period	5,702,988	5,284,716
End of period (including undistributed net investment income of $1,170 and undistributed net investment income of $1,086, respectively)	$ 5,455,308	$ 5,702,988

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.474	.774	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	1.234	.909	3.655	3.763	(4.138)	(2.454)
Total from investment operations	1.708	1.683	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.469)	(.765)	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.758)	(.963)	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 51.54	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	3.40%	3.45%	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.85% A	1.57%	1.71%	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 720	$ 762	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.409	.651	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	1.225	.909	3.664	3.759	(4.128)	(2.483)
Total from investment operations	1.634	1.560	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.405)	(.642)	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.694)	(.840)	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 51.56	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	3.25%	3.19%	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.60% A	1.32%	1.46%	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 128	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.281	.403	.469	.495	.786	.836
Net realized and unrealized gain (loss)	1.221	.912	3.659	3.760	(4.122)	(2.476)
Total from investment operations	1.502	1.315	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.283)	(.407)	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.572)	(.605)	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 51.49	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total Return B, C, D	2.99%	2.68%	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.10% A	.82%	.96%	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 418	$ 439	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.538	.898	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	1.233	.908	3.657	3.761	(4.138)	(2.469)
Total from investment operations	1.771	1.806	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.532)	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.821)	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 51.55	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	3.53%	3.71%	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expense net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.10% A	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,748	$ 3,904	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.538	.891	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	1.233	.915	3.668	3.761	(4.121)	(2.474)
Total from investment operations	1.771	1.806	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.532)	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.289)	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.821)	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 51.56	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	3.52%	3.71%	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expense net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.10% A	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 447	$ 470	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	37% A	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.1	4.4
Fidelity Blue Chip Growth Fund	3.8	4.1
Fidelity Disciplined Equity Fund	4.4	4.9
Fidelity Equity-Income Fund	5.9	6.5
Fidelity Series 100 Index Fund	3.9	4.2
Fidelity Series Broad Market Opportunities Fund	6.8	7.4
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	29.5	32.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.9	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.9	1.1
Fidelity Strategic Income Fund	0.9	1.1
	1.8	2.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.8	7.4
Fidelity Strategic Real Return Fund	7.8	7.7
Fidelity Total Bond Fund	23.2	22.6
	38.8	37.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.5	12.3
Fidelity Short-Term Bond Fund	13.5	12.4
	27.0	24.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	29.5%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.8%
Investment Grade Fixed-Income Funds	38.8%
Short-Term Funds	27.0%

Six months ago
Domestic Equity Funds	32.1%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	37.7%
Short-Term Funds	24.7%

Expected
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	39.9%
Short-Term Funds	28.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Domestic Equity Funds - 29.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,490	$ 234,680
Fidelity Blue Chip Growth Fund	4,258	218,161
Fidelity Disciplined Equity Fund	9,796	251,769
Fidelity Equity-Income Fund	6,748	335,502
Fidelity Series 100 Index Fund	22,148	218,162
Fidelity Series Broad Market Opportunities Fund	32,931	385,628
Fidelity Series Small Cap Opportunities Fund	2,863	33,607
TOTAL DOMESTIC EQUITY FUNDS		1,677,509
International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,833	165,188
TOTAL EQUITY FUNDS (Cost $1,465,214)		1,842,697
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 1.8%
Fidelity Capital & Income Fund	5,151	49,556
Fidelity Strategic Income Fund	4,370	49,556
TOTAL HIGH YIELD FIXED-INCOME FUNDS		99,112

	Shares	Value
Investment Grade Fixed-Income Funds - 38.8%
Fidelity Government Income Fund	42,151	$ 442,589
Fidelity Strategic Real Return Fund	45,301	442,589
Fidelity Total Bond Fund	122,142	1,328,904
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,214,082
TOTAL FIXED-INCOME FUNDS (Cost $2,222,035)		2,313,194
Short-Term Funds - 27.0%

Fidelity Institutional Money Market Portfolio Institutional Class	770,116	770,116
Fidelity Short-Term Bond Fund	89,548	770,116
TOTAL SHORT-TERM FUNDS (Cost $1,524,515)		1,540,232
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,211,764)		5,696,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		(423)
NET ASSETS - 100%		$ 5,695,700
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,211,764) - See accompanying schedule		$ 5,696,123
Receivable for investments sold		51,919
Total assets		5,748,042

Liabilities
Payable for investments purchased	$ 51,916
Distribution and service plan fees payable	426
Total liabilities		52,342

Net Assets		$ 5,695,700
Net Assets consist of:
Paid in capital		$ 5,359,066
Undistributed net investment income		1,172
Accumulated undistributed net realized gain (loss) on investments		(148,897)
Net unrealized appreciation (depreciation) on investments		484,359
Net Assets		$ 5,695,700

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($394,986 ÷ 7,580.3 shares)		$ 52.11

Maximum offering price per share (100/94.25 of $52.11)		$ 55.29
Class T: Net Asset Value and redemption price per share ($187,523 ÷ 3,599.5 shares)		$ 52.10

Maximum offering price per share (100/96.50 of $52.10)		$ 53.99
Class C: Net Asset Value and offering price per share ($318,155 ÷ 6,112.2 shares)A		$ 52.05

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($4,781,044 ÷ 91,754.0 shares)		$ 52.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,992 ÷ 268.5 shares)		$ 52.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59,856

Expenses
Distribution and service plan fees	$ 2,562
Independent trustees' compensation	9
Total expenses before reductions	2,571
Expense reductions	(9)	2,562
Net investment income (loss)		57,294
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	20,845
Capital gain distributions from underlying funds	65,023
Total net realized gain (loss)		85,868
Change in net unrealized appreciation (depreciation) on underlying funds		81,283
Net gain (loss)		167,151
Net increase (decrease) in net assets resulting from operations		$ 224,445

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,294	$ 73,877
Net realized gain (loss)	85,868	43,077
Change in net unrealized appreciation (depreciation)	81,283	31,118
Net increase (decrease) in net assets resulting from operations	224,445	148,072
Distributions to shareholders from net investment income	(57,006)	(73,850)
Distributions to shareholders from net realized gain	(25,206)	(14,681)
Total distributions	(82,212)	(88,531)
Share transactions - net increase (decrease)	691,186	831,367
Total increase (decrease) in net assets	833,419	890,908

Net Assets
Beginning of period	4,862,281	3,971,373
End of period (including undistributed net investment income of $1,172 and undistributed net investment income of $884, respectively)	$ 5,695,700	$ 4,862,281

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.543	.793	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	1.663	.884	4.128	3.930	(4.465)	(2.692)
Total from investment operations	2.206	1.677	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.533)	(.794)	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.786)	(.977)	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 52.11	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	4.38%	3.44%	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.10% A	1.61%	1.67%	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 395	$ 408	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.478	.670	.696	.696	.926	.985
Net realized and unrealized gain (loss)	1.655	.885	4.135	3.928	(4.460)	(2.707)
Total from investment operations	2.133	1.555	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.470)	(.672)	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.723)	(.855)	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 52.10	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	4.24%	3.18%	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.85% A	1.36%	1.42%	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 189	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.348	.422	.449	.473	.736	.755
Net realized and unrealized gain (loss)	1.652	.876	4.132	3.923	(4.471)	(2.699)
Total from investment operations	2.000	1.298	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.347)	(.435)	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.600)	(.618)	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 52.05	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	3.97%	2.65%	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.35% A	.86%	.92%	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 318	$ 306	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.606	.917	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	1.665	.874	4.138	3.919	(4.464)	(2.677)
Total from investment operations	2.271	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.598)	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.851)	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 52.11	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	4.52%	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.35% A	1.86%	1.92%	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,781	$ 3,945	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.607	.917	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	1.664	.874	4.141	3.916	(4.477)	(2.702)
Total from investment operations	2.271	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.598)	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.253)	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.851)	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 52.11	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	4.52%	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.35% A	1.86%	1.92%	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14	$ 13	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	40% A	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.1
Fidelity Blue Chip Growth Fund	4.5	4.8
Fidelity Disciplined Equity Fund	5.2	5.6
Fidelity Equity-Income Fund	7.0	7.5
Fidelity Series 100 Index Fund	4.5	4.8
Fidelity Series Broad Market Opportunities Fund	8.0	8.5
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	34.8	37.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.9	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.4	1.6
Fidelity Strategic Income Fund	1.4	1.5
	2.8	3.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	6.9
Fidelity Strategic Real Return Fund	7.2	7.2
Fidelity Total Bond Fund	21.5	20.9
	35.9	35.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	11.3	10.3
Fidelity Short-Term Bond Fund	11.3	10.4
	22.6	20.7

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.6%

Six months ago
Domestic Equity Funds	37.0%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.1%
Investment Grade Fixed-Income Funds	35.0%
Short-Term Funds	20.7%

Expected
Domestic Equity Funds	33.6%
International Equity Funds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.7%
	Shares	Value
Domestic Equity Funds - 34.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,210	$ 229,433
Fidelity Blue Chip Growth Fund	4,166	213,415
Fidelity Disciplined Equity Fund	9,569	245,922
Fidelity Equity-Income Fund	6,595	327,896
Fidelity Series 100 Index Fund	21,667	213,415
Fidelity Series Broad Market Opportunities Fund	32,226	377,363
Fidelity Series Small Cap Opportunities Fund	2,809	32,978
TOTAL DOMESTIC EQUITY FUNDS		1,640,422
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,307	181,379
TOTAL EQUITY FUNDS (Cost $1,715,208)		1,821,801
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund	6,856	65,956
Fidelity Strategic Income Fund	5,816	65,956
TOTAL HIGH YIELD FIXED-INCOME FUNDS		131,912

	Shares	Value
Investment Grade Fixed-Income Funds - 35.9%
Fidelity Government Income Fund	32,350	$ 339,674
Fidelity Strategic Real Return Fund	34,767	339,674
Fidelity Total Bond Fund	93,487	1,017,137
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,696,485
TOTAL FIXED-INCOME FUNDS (Cost $1,828,736)		1,828,397
Short-Term Funds - 22.6%

Fidelity Institutional Money Market Portfolio Institutional Class	530,475	530,475
Fidelity Short-Term Bond Fund	61,683	530,475
TOTAL SHORT-TERM FUNDS (Cost $1,057,428)		1,060,950
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,601,372)		4,711,148
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 4,711,044
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $4,601,372) - See accompanying schedule		$ 4,711,148
Cash		1
Receivable for investments sold		35,462
Total assets		4,746,611

Liabilities
Payable for investments purchased	$ 33,462
Payable for fund shares redeemed	2,000
Distribution and service plan fees payable	105
Total liabilities		35,567

Net Assets		$ 4,711,044
Net Assets consist of:
Paid in capital		$ 5,161,057
Undistributed net investment income		1,042
Accumulated undistributed net realized gain (loss) on investments		(560,831)
Net unrealized appreciation (depreciation) on investments		109,776
Net Assets		$ 4,711,044

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($389,581.74 ÷ 7,462.356 shares)		$ 52.21

Maximum offering price per share (100/94.25 of $52.21)		$ 55.40
Class T: Net Asset Value and redemption price per share ($709.37 ÷ 13.573 shares)		$ 52.26

Maximum offering price per share (100/96.50 of $52.26)		$ 54.16
Class C: Net Asset Value and offering price per share ($29,136.60 ÷ 557.966 shares)A		$ 52.22

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($4,288,043.37 ÷ 82,142.348 shares)		$ 52.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,572.86 ÷ 68.458 shares)		$ 52.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 56,371

Expenses
Distribution and service plan fees	$ 635
Independent trustees' compensation	8
Total expenses before reductions	643
Expense reductions	(8)	635
Net investment income (loss)		55,736
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	15,103
Capital gain distributions from underlying funds	57,093
Total net realized gain (loss)		72,196
Change in net unrealized appreciation (depreciation) on underlying funds		100,398
Net gain (loss)		172,594
Net increase (decrease) in net assets resulting from operations		$ 228,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,736	$ 64,238
Net realized gain (loss)	72,196	53,984
Change in net unrealized appreciation (depreciation)	100,398	17,516
Net increase (decrease) in net assets resulting from operations	228,330	135,738
Distributions to shareholders from net investment income	(55,508)	(64,181)
Distributions to shareholders from net realized gain	(22,022)	(10,962)
Total distributions	(77,530)	(75,143)
Share transactions - net increase (decrease)	245,517	858,131
Total increase (decrease) in net assets	396,317	918,726

Net Assets
Beginning of period	4,314,727	3,396,001
End of period (including undistributed net investment income of $1,042 and undistributed net investment income of $814, respectively)	$ 4,711,044	$ 4,314,727

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.585	.783	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	1.979	.842	4.431	3.980	(4.739)	(2.853)
Total from investment operations	2.564	1.625	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.560)	(.784)	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.814)	(.955)	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 52.21	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	5.12%	3.35%	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.27% A	1.59%	1.67%	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 390	$ 386	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.528	.653	.691	.702	.933	.982
Net realized and unrealized gain (loss)	1.963	.871	4.434	3.985	(4.736)	(2.862)
Total from investment operations	2.491	1.524	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.507)	(.643)	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.761)	(.814)	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 52.26	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	4.97%	3.13%	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.49% A, I	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.49% A, I	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.49% A, I	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	2.03% A	1.34%	1.43%	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 5	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.393	.411	.447	.477	.737	.760
Net realized and unrealized gain (loss)	1.971	.845	4.434	3.989	(4.745)	(2.860)
Total from investment operations	2.364	1.256	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.380)	(.405)	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.634)	(.576)	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 52.22	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	4.71%	2.58%	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.53% A	.84%	.92%	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 28	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.649	.901	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	1.969	.849	4.438	3.978	(4.752)	(2.836)
Total from investment operations	2.618	1.750	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.624)	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.878)	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 52.20	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	5.23%	3.62%	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,288	$ 3,892	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.645	.900	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	1.973	.850	4.428	3.995	(4.749)	(2.854)
Total from investment operations	2.618	1.750	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.624)	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.254)	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.878)	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 52.19	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	5.23%	3.62%	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.52% A	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4	$ 3	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	26% A	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.6
Fidelity Blue Chip Growth Fund	5.0	5.2
Fidelity Disciplined Equity Fund	5.8	6.1
Fidelity Equity-Income Fund	7.8	8.1
Fidelity Series 100 Index Fund	5.0	5.3
Fidelity Series Broad Market Opportunities Fund	8.9	9.2
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	38.7	40.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.8	5.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.9
Fidelity Strategic Income Fund	1.8	1.8
	3.6	3.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	6.5
Fidelity Strategic Real Return Fund	6.8	6.7
Fidelity Total Bond Fund	20.1	19.7
	33.7	32.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.6	8.9
Fidelity Short-Term Bond Fund	9.6	9.0
	19.2	17.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	38.7%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.2%

Six months ago
Domestic Equity Funds	40.3%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	32.9%
Short-Term Funds	17.9%

Expected
Domestic Equity Funds	37.9%
International Equity Funds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.5%
	Shares	Value
Domestic Equity Funds - 38.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,284	$ 136,864
Fidelity Blue Chip Growth Fund	2,480	127,034
Fidelity Disciplined Equity Fund	5,698	146,442
Fidelity Equity-Income Fund	3,929	195,340
Fidelity Series 100 Index Fund	12,897	127,034
Fidelity Series Broad Market Opportunities Fund	19,178	224,578
Fidelity Series Small Cap Opportunities Fund	1,675	19,660
TOTAL DOMESTIC EQUITY FUNDS		976,952
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	3,518	120,229
TOTAL EQUITY FUNDS (Cost $989,038)		1,097,181
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.6%
Fidelity Capital & Income Fund	4,611	44,361
Fidelity Strategic Income Fund	3,912	44,361
TOTAL HIGH YIELD FIXED-INCOME FUNDS		88,722

	Shares	Value
Investment Grade Fixed-Income Funds - 33.7%
Fidelity Government Income Fund	16,203	$ 170,135
Fidelity Strategic Real Return Fund	17,414	170,135
Fidelity Total Bond Fund	47,005	511,414
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		851,684
TOTAL FIXED-INCOME FUNDS (Cost $933,166)		940,406
Short-Term Funds - 19.2%

Fidelity Institutional Money Market Portfolio Institutional Class	241,466	241,466
Fidelity Short-Term Bond Fund	28,077	241,466
TOTAL SHORT-TERM FUNDS (Cost $480,762)		482,932
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,402,966)		2,520,519
NET OTHER ASSETS (LIABILITIES) - 0.0%		(218)
NET ASSETS - 100%		$ 2,520,301
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,402,966) - See accompanying schedule		$ 2,520,519
Receivable for investments sold		14,034
Receivable for fund shares sold		7,424
Total assets		2,541,977

Liabilities
Payable for investments purchased	$ 21,436
Distribution and service plan fees payable	240
Total liabilities		21,676

Net Assets		$ 2,520,301
Net Assets consist of:
Paid in capital		$ 2,454,329
Undistributed net investment income		468
Accumulated undistributed net realized gain (loss) on investments		(52,049)
Net unrealized appreciation (depreciation) on investments		117,553
Net Assets		$ 2,520,301

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($407,629 ÷ 7,772.63 shares)		$ 52.44

Maximum offering price per share (100/94.25 of $52.44)		$ 55.64
Class T: Net Asset Value and redemption price per share ($177,960 ÷ 3,392.80 shares)		$ 52.45

Maximum offering price per share (100/96.50 of $52.45)		$ 54.35
Class C: Net Asset Value and offering price per share ($110,133 ÷ 2,102.84 shares)A		$ 52.37

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,798,629 ÷ 34,293.95 shares)		$ 52.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,950 ÷ 494.82 shares)		$ 52.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 29,548

Expenses
Distribution and service plan fees	$ 1,329
Independent trustees' compensation	4
Total expenses before reductions	1,333
Expense reductions	(4)	1,329
Net investment income (loss)		28,219
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	8,051
Capital gain distributions from underlying funds	29,056
Total net realized gain (loss)		37,107
Change in net unrealized appreciation (depreciation) on underlying funds		53,821
Net gain (loss)		90,928
Net increase (decrease) in net assets resulting from operations		$ 119,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,219	$ 32,792
Net realized gain (loss)	37,107	92,176
Change in net unrealized appreciation (depreciation)	53,821	(53,738)
Net increase (decrease) in net assets resulting from operations	119,147	71,230
Distributions to shareholders from net investment income	(28,099)	(32,783)
Distributions to shareholders from net realized gain	(9,399)	(6,730)
Total distributions	(37,498)	(39,513)
Share transactions - net increase (decrease)	335,144	181,392
Total increase (decrease) in net assets	416,793	213,109

Net Assets
Beginning of period	2,103,508	1,890,399
End of period (including undistributed net investment income of $468 and undistributed net investment income of $348, respectively)	$ 2,520,301	$ 2,103,508

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.615	.821	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	2.227	.771	4.667	4.020	(5.004)	(2.884)
Total from investment operations	2.842	1.592	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.661)	(.794)	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.882)	(.962)	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 52.44	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	5.68%	3.29%	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.39% A	1.68%	1.66%	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 213	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.553	.699	.685	.701	.919	.966
Net realized and unrealized gain (loss)	2.226	.769	4.672	4.025	(5.010)	(2.903)
Total from investment operations	2.779	1.468	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.598)	(.680)	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.819)	(.848)	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 52.45	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, D	5.55%	3.03%	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.14%	1.43%	1.41%	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 178	$ 175	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.426	.454	.443	.476	.726	.728
Net realized and unrealized gain (loss)	2.222	.761	4.668	4.020	(5.005)	(2.903)
Total from investment operations	2.648	1.215	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.487)	(.437)	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.708)	(.605)	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 52.37	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	5.29%	2.50%	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.65% A	.93%	.91%	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 170	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.682	.942	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	2.224	.775	4.668	4.020	(5.011)	(2.868)
Total from investment operations	2.906	1.717	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.725)	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.946)	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 52.45	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	5.81%	3.55%	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.64% A	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,799	$ 1,521	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.682	.944	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	2.224	.763	4.671	4.032	(5.022)	(2.896)
Total from investment operations	2.906	1.707	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.725)	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.221)	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.946)	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 52.44	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total Return B, C	5.81%	3.53%	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.64% A	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 25	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	70% A	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.9
Fidelity Blue Chip Growth Fund	5.4	5.5
Fidelity Disciplined Equity Fund	6.2	6.5
Fidelity Equity-Income Fund	8.2	8.6
Fidelity Series 100 Index Fund	5.3	5.6
Fidelity Series Broad Market Opportunities Fund	9.5	9.7
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	41.2	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.6	6.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.0	2.1
	4.0	4.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.5	6.1
Fidelity Strategic Real Return Fund	6.5	6.4
Fidelity Total Bond Fund	19.3	18.7
	32.3	31.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.0
Fidelity Short-Term Bond Fund	8.5	8.0
	16.9	16.0

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.2%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	16.9%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.2%
Short-Term Funds	16.0%

Expected
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 41.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,759	$ 108,213
Fidelity Blue Chip Growth Fund	1,962	100,524
Fidelity Disciplined Equity Fund	4,510	115,902
Fidelity Equity-Income Fund	3,112	154,724
Fidelity Series 100 Index Fund	10,205	100,524
Fidelity Series Broad Market Opportunities Fund	15,183	177,792
Fidelity Series Small Cap Opportunities Fund	1,310	15,379
TOTAL DOMESTIC EQUITY FUNDS		773,058
International Equity Funds - 5.6%
Fidelity Advisor International Discovery Fund Institutional Class	3,073	105,025
TOTAL EQUITY FUNDS (Cost $802,208)		878,083
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	3,919	37,696
Fidelity Strategic Income Fund	3,324	37,696
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,392

	Shares	Value
Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund	11,503	$ 120,779
Fidelity Strategic Real Return Fund	12,362	120,779
Fidelity Total Bond Fund	33,337	362,710
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		604,268
TOTAL FIXED-INCOME FUNDS (Cost $683,953)		679,660
Short-Term Funds - 16.9%

Fidelity Institutional Money Market Portfolio Institutional Class	158,651	158,651
Fidelity Short-Term Bond Fund	18,471	158,850
TOTAL SHORT-TERM FUNDS (Cost $316,462)		317,501
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,802,623)	1,875,244
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105)
NET ASSETS - 100%	$ 1,875,139
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $1,802,623) - See accompanying schedule		$ 1,875,244
Cash		1
Receivable for investments sold		15,125
Other affiliated receivables		4
Total assets		1,890,374

Liabilities
Payable for investments purchased	$ 12,778
Payable for fund shares redeemed	2,353
Distribution and service plan fees payable	104
Total liabilities		15,235

Net Assets		$ 1,875,139
Net Assets consist of:
Paid in capital		$ 1,999,650
Undistributed net investment income		381
Accumulated undistributed net realized gain (loss) on investments		(197,513)
Net unrealized appreciation (depreciation) on investments		72,621
Net Assets		$ 1,875,139

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($305,451 ÷ 5,846.71 shares)		$ 52.24

Maximum offering price per share (100/94.25 of $52.24)		$ 55.43
Class T: Net Asset Value and redemption price per share ($77,310 ÷ 1,479.41 shares)		$ 52.26

Maximum offering price per share (100/96.50 of $52.26)		$ 54.16
Class C: Net Asset Value and offering price per share ($9,665 ÷ 184.94 shares)A		$ 52.26

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,456,824 ÷ 27,882.13 shares)		$ 52.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,889 ÷ 495.50 shares)		$ 52.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,178

Expenses
Distribution and service plan fees	$ 717
Independent trustees' compensation	4
Total expenses before reductions	721
Expense reductions	(4)	717
Net investment income (loss)		26,461
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,413
Capital gain distributions from underlying funds	24,755
Total net realized gain (loss)		27,168
Change in net unrealized appreciation (depreciation) on underlying funds		65,141
Net gain (loss)		92,309
Net increase (decrease) in net assets resulting from operations		$ 118,770

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,461	$ 34,853
Net realized gain (loss)	27,168	45,033
Change in net unrealized appreciation (depreciation)	65,141	(33,218)
Net increase (decrease) in net assets resulting from operations	118,770	46,668
Distributions to shareholders from net investment income	(26,390)	(34,935)
Distributions to shareholders from net realized gain	(8,863)	(6,646)
Total distributions	(35,253)	(41,581)
Share transactions - net increase (decrease)	12,554	(342,188)
Total increase (decrease) in net assets	96,071	(337,101)

Net Assets
Beginning of period	1,779,068	2,116,169
End of period (including undistributed net investment income of $381 and undistributed net investment income of $310, respectively)	$ 1,875,139	$ 1,779,068

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.656	.793	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	2.364	.712	4.846	4.098	(5.184)	(3.105)
Total from investment operations	3.020	1.505	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.643)	(.789)	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.870)	(.945)	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 52.24	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, D	6.08%	3.13%	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.57% A	1.64%	1.55%	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 305	$ 139	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.603	.668	.630	.638	.944	.966
Net realized and unrealized gain (loss)	2.361	.713	4.851	4.092	(5.184)	(3.110)
Total from investment operations	2.964	1.381	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.557)	(.675)	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.784)	(.831)	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 52.26	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, D	5.96%	2.87%	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.32% A	1.39%	1.30%	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77	$ 298	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.455	.430	.387	.412	.757	.723
Net realized and unrealized gain (loss)	2.376	.730	4.848	4.087	(5.183)	(3.090)
Total from investment operations	2.831	1.160	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.464)	(.374)	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.691)	(.530)	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 52.26	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	5.69%	2.40%	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.03% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.03% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.79% A	.89%	.80%	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10	$ 9	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.723	.913	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	2.369	.711	4.844	4.091	(5.190)	(3.079)
Total from investment operations	3.092	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.705)	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.932)	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 52.25	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	6.23%	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.82% A	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,457	$ 1,309	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.09	$ 49.54	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.723	.912	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	2.369	.712	4.852	4.092	(5.188)	(3.107)
Total from investment operations	3.092	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.705)	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.227)	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.932)	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 52.25	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	6.23%	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.82% A	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	44% A	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.1
Fidelity Blue Chip Growth Fund	5.6	5.6
Fidelity Disciplined Equity Fund	6.4	6.7
Fidelity Equity-Income Fund	8.6	8.9
Fidelity Series 100 Index Fund	5.6	5.8
Fidelity Series Broad Market Opportunities Fund	9.9	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	43.0	44.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.4	6.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.2	2.2
	4.4	4.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	5.9
Fidelity Strategic Real Return Fund	6.1	6.1
Fidelity Total Bond Fund	18.4	17.9
	30.6	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.3
Fidelity Short-Term Bond Fund	7.8	7.4
	15.6	14.7

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

Six months ago
Domestic Equity Funds	44.1%
International Equity Funds	6.8%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.7%

Expected
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	20,185	$ 379,285
Fidelity Blue Chip Growth Fund	6,874	352,148
Fidelity Disciplined Equity Fund	15,814	406,422
Fidelity Equity-Income Fund	10,903	542,106
Fidelity Series 100 Index Fund	35,751	352,148
Fidelity Series Broad Market Opportunities Fund	53,246	623,516
Fidelity Series Small Cap Opportunities Fund	4,623	54,274
TOTAL DOMESTIC EQUITY FUNDS		2,709,899
International Equity Funds - 6.4%
Fidelity Advisor International Discovery Fund Institutional Class	11,817	403,897
TOTAL EQUITY FUNDS (Cost $2,742,362)		3,113,796
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	14,432	138,840
Fidelity Strategic Income Fund	12,243	138,840
TOTAL HIGH YIELD FIXED-INCOME FUNDS		277,680

	Shares	Value
Investment Grade Fixed-Income Funds - 30.6%
Fidelity Government Income Fund	36,783	$ 386,227
Fidelity Strategic Real Return Fund	39,532	386,227
Fidelity Total Bond Fund	106,612	1,159,939
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,932,393
TOTAL FIXED-INCOME FUNDS (Cost $2,157,389)		2,210,073
Short-Term Funds - 15.6%

Fidelity Institutional Money Market Portfolio Institutional Class	493,512	493,512
Fidelity Short-Term Bond Fund	57,385	493,512
TOTAL SHORT-TERM FUNDS (Cost $978,686)		987,024
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,878,437)	6,310,893
NET OTHER ASSETS (LIABILITIES) - 0.0%	(100)
NET ASSETS - 100%	$ 6,310,793
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $5,878,437) - See accompanying schedule		$ 6,310,893
Cash		2
Receivable for investments sold		39,032
Total assets		6,349,927

Liabilities
Payable for investments purchased	$ 39,029
Distribution and service plan fees payable	105
Total liabilities		39,134

Net Assets		$ 6,310,793
Net Assets consist of:
Paid in capital		$ 6,389,577
Undistributed net investment income		1,231
Accumulated undistributed net realized gain (loss) on investments		(512,471)
Net unrealized appreciation (depreciation) on investments		432,456
Net Assets		$ 6,310,793

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($141,881 ÷ 2,689.2 shares)		$ 52.76

Maximum offering price per share (100/94.25 of $52.76)		$ 55.98
Class T: Net Asset Value and redemption price per share ($132,504 ÷ 2,510.4 shares)		$ 52.78

Maximum offering price per share (100/96.50 of $52.78)		$ 54.69
Class C: Net Asset Value and offering price per share ($25,161 ÷ 477.0 shares)A		$ 52.75

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,985,363 ÷ 113,441.5 shares)		$ 52.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,884 ÷ 490.6 shares)		$ 52.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 84,352

Expenses
Distribution and service plan fees	$ 644
Independent trustees' compensation	11
Total expenses before reductions	655
Expense reductions	(11)	644
Net investment income (loss)		83,708
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,736
Capital gain distributions from underlying funds	74,432
Total net realized gain (loss)		91,168
Change in net unrealized appreciation (depreciation) on underlying funds		205,577
Net gain (loss)		296,745
Net increase (decrease) in net assets resulting from operations		$ 380,453

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,708	$ 100,790
Net realized gain (loss)	91,168	155,086
Change in net unrealized appreciation (depreciation)	205,577	(131,252)
Net increase (decrease) in net assets resulting from operations	380,453	124,624
Distributions to shareholders from net investment income	(83,473)	(101,077)
Distributions to shareholders from net realized gain	(26,559)	(17,138)
Total distributions	(110,032)	(118,215)
Share transactions - net increase (decrease)	316,974	(405,722)
Total increase (decrease) in net assets	587,395	(399,313)

Net Assets
Beginning of period	5,723,398	6,122,711
End of period (including undistributed net investment income of $1,231 and undistributed net investment income of $996, respectively)	$ 6,310,793	$ 5,723,398

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.663	.792	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	2.547	.666	4.972	4.116	(5.341)	(3.085)
Total from investment operations	3.210	1.458	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.653)	(.794)	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.880)	(.948)	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 52.76	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	6.42%	3.02%	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.56% A	1.63%	1.65%	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142	$ 133	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.600	.672	.682	.678	.905	.847
Net realized and unrealized gain (loss)	2.537	.678	4.975	4.107	(5.340)	(3.079)
Total from investment operations	3.137	1.350	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.590)	(.676)	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.817)	(.830)	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 52.78	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	6.27%	2.79%	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.32% A	1.38%	1.40%	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 128	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.470	.427	.438	.454	.711	.639
Net realized and unrealized gain (loss)	2.542	.662	4.974	4.117	(5.333)	(3.104)
Total from investment operations	3.012	1.089	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.475)	(.435)	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.702)	(.589)	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 52.75	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	6.01%	2.24%	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.81% A	.88%	.90%	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 33	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.728	.914	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	2.537	.680	4.965	4.115	(5.330)	(3.072)
Total from investment operations	3.265	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.718)	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.945)	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 52.76	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	6.53%	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.81% A	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,985	$ 5,405	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.728	.916	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	2.537	.678	4.967	4.116	(5.340)	(3.106)
Total from investment operations	3.265	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.718)	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.227)	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.945)	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 52.76	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	6.53%	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.81% A	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	18% A	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.3
Fidelity Blue Chip Growth Fund	5.7	5.8
Fidelity Disciplined Equity Fund	6.6	6.9
Fidelity Equity-Income Fund	8.9	9.2
Fidelity Series 100 Index Fund	5.7	5.9
Fidelity Series Broad Market Opportunities Fund	10.2	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.2	45.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.4
	4.8	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	5.7
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	17.6	17.4
	29.6	29.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.1	6.6
Fidelity Short-Term Bond Fund	7.1	6.7
	14.2	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.1%
Short-Term Funds	13.3%

Expected
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,642	$ 256,338
Fidelity Blue Chip Growth Fund	4,648	238,117
Fidelity Disciplined Equity Fund	10,699	274,973
Fidelity Equity-Income Fund	7,371	366,492
Fidelity Series 100 Index Fund	24,174	238,117
Fidelity Series Broad Market Opportunities Fund	35,965	421,156
Fidelity Series Small Cap Opportunities Fund	3,104	36,442
TOTAL DOMESTIC EQUITY FUNDS		1,831,635
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class	8,699	297,335
TOTAL EQUITY FUNDS (Cost $1,756,271)		2,128,970
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	10,159	97,731
Fidelity Strategic Income Fund	8,618	97,731
TOTAL HIGH YIELD FIXED-INCOME FUNDS		195,462

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	23,388	$ 245,571
Fidelity Strategic Real Return Fund	25,135	245,571
Fidelity Total Bond Fund	67,712	736,710
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,227,852
TOTAL FIXED-INCOME FUNDS (Cost $1,393,010)		1,423,314
Short-Term Funds - 14.2%

Fidelity Institutional Money Market Portfolio Institutional Class	294,436	294,436
Fidelity Short-Term Bond Fund	34,237	294,436
TOTAL SHORT-TERM FUNDS (Cost $583,716)		588,872
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,732,997)		4,141,156
NET OTHER ASSETS (LIABILITIES) - 0.0%		(262)
NET ASSETS - 100%		$ 4,140,894
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,732,997) - See accompanying schedule		$ 4,141,156
Cash		1
Receivable for investments sold		25,682
Other affiliated receivables		12
Total assets		4,166,851

Liabilities
Payable for investments purchased	$ 25,678
Distribution and service plan fees payable	279
Total liabilities		25,957

Net Assets		$ 4,140,894
Net Assets consist of:
Paid in capital		$ 3,894,972
Undistributed net investment income		793
Accumulated undistributed net realized gain (loss) on investments		(163,030)
Net unrealized appreciation (depreciation) on investments		408,159
Net Assets		$ 4,140,894

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($89,638 ÷ 1,706.0 shares)		$ 52.54

Maximum offering price per share (100/94.25 of $52.54)		$ 55.75
Class T: Net Asset Value and redemption price per share ($14,111 ÷ 268.1 shares)		$ 52.63

Maximum offering price per share (100/96.50 of $52.63)		$ 54.54
Class C: Net Asset Value and offering price per share ($305,886 ÷ 5,831.0 shares)A		$ 52.46

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,677,081 ÷ 69,990.7 shares)		$ 52.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,178 ÷ 1,031.2 shares)		$ 52.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 57,144

Expenses
Distribution and service plan fees	$ 1,688
Independent trustees' compensation	7
Total expenses before reductions	1,695
Expense reductions	(7)	1,688
Net investment income (loss)		55,456
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,570
Capital gain distributions from underlying funds	49,814
Total net realized gain (loss)		59,384
Change in net unrealized appreciation (depreciation) on underlying funds		142,973
Net gain (loss)		202,357
Net increase (decrease) in net assets resulting from operations		$ 257,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,456	$ 77,258
Net realized gain (loss)	59,384	(19,660)
Change in net unrealized appreciation (depreciation)	142,973	71,227
Net increase (decrease) in net assets resulting from operations	257,813	128,825
Distributions to shareholders from net investment income	(55,341)	(77,373)
Distributions to shareholders from net realized gain	(17,604)	(13,766)
Total distributions	(72,945)	(91,139)
Share transactions - net increase (decrease)	(36,609)	(390,844)
Total increase (decrease) in net assets	148,259	(353,158)

Net Assets
Beginning of period	3,992,635	4,345,793
End of period (including undistributed net investment income of $793 and undistributed net investment income of $678, respectively)	$ 4,140,894	$ 3,992,635

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.667	.815	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	2.656	.598	5.066	4.180	(5.404)	(3.239)
Total from investment operations	3.323	1.413	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.675)	(.796)	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.903)	(.943)	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 52.54	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	6.69%	2.94%	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.59% A	1.68%	1.63%	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90	$ 86	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.602	.715	.655	.603	.881	.920
Net realized and unrealized gain (loss)	2.660	.598	5.076	4.182	(5.402)	(3.234)
Total from investment operations	3.262	1.313	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.604)	(.636)	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.832)	(.783)	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 52.63	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	6.55%	2.72%	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.46%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.46%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.34% A	1.48%	1.38%	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14	$ 13	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.474	.451	.428	.385	.693	.682
Net realized and unrealized gain (loss)	2.646	.604	5.060	4.185	(5.400)	(3.227)
Total from investment operations	3.120	1.055	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.502)	(.448)	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.730)	(.595)	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 52.46	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	6.28%	2.19%	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.84% A	.93%	.88%	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 312	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.732	.935	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	2.654	.608	5.062	4.178	(5.429)	(3.209)
Total from investment operations	3.386	1.543	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.738)	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.966)	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 52.54	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	6.82%	3.22%	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.84% A	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,677	$ 3,558	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.728	.936	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	2.658	.607	5.058	4.184	(5.402)	(3.241)
Total from investment operations	3.386	1.543	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.738)	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.228)	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.966)	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 52.54	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	6.82%	3.22%	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.84% A	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 24	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	35% A	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.4
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Disciplined Equity Fund	6.8	7.0
Fidelity Equity-Income Fund	9.0	9.4
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.4	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.2	46.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.5	2.5
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.5
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.0	16.7
	28.4	27.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.7	6.2
Fidelity Short-Term Bond Fund	6.7	6.3
	13.4	12.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	13.4%

Six months ago
Domestic Equity Funds	46.2%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.5%

Expected
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,058	$ 264,146
Fidelity Blue Chip Growth Fund	4,790	245,367
Fidelity Disciplined Equity Fund	11,009	282,924
Fidelity Equity-Income Fund	7,587	377,232
Fidelity Series 100 Index Fund	24,910	245,367
Fidelity Series Broad Market Opportunities Fund	37,061	433,983
Fidelity Series Small Cap Opportunities Fund	3,199	37,556
TOTAL DOMESTIC EQUITY FUNDS		1,886,575
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class	9,706	331,747
TOTAL EQUITY FUNDS (Cost $1,971,752)		2,218,322
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	10,801	103,906
Fidelity Strategic Income Fund	9,163	103,906
TOTAL HIGH YIELD FIXED-INCOME FUNDS		207,812

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	22,693	$ 238,274
Fidelity Strategic Real Return Fund	24,388	238,273
Fidelity Total Bond Fund	65,662	714,402
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,190,949
TOTAL FIXED-INCOME FUNDS (Cost $1,396,646)		1,398,761
Short-Term Funds - 13.4%

Fidelity Institutional Money Market Portfolio Institutional Class	277,916	277,916
Fidelity Short-Term Bond Fund	32,316	277,916
TOTAL SHORT-TERM FUNDS (Cost $553,676)		555,832
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,922,074)		4,172,915
NET OTHER ASSETS (LIABILITIES) - 0.0%		(641)
NET ASSETS - 100%		$ 4,172,274
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,922,074) - See accompanying schedule		$ 4,172,915
Receivable for investments sold		31,080
Receivable for fund shares sold		2,000
Total assets		4,205,995

Liabilities
Payable for investments purchased	$ 25,554
Payable for fund shares redeemed	8,062
Distribution and service plan fees payable	105
Total liabilities		33,721

Net Assets		$ 4,172,274
Net Assets consist of:
Paid in capital		$ 4,047,604
Undistributed net investment income		804
Accumulated undistributed net realized gain (loss) on investments		(126,975)
Net unrealized appreciation (depreciation) on investments		250,841
Net Assets		$ 4,172,274

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,587 ÷ 4,457.86 shares)		$ 50.16

Maximum offering price per share (100/94.25 of $50.16)		$ 53.22
Class T: Net Asset Value and redemption price per share ($25,116 ÷ 500.39 shares)		$ 50.19

Maximum offering price per share (100/96.50 of $50.19)		$ 52.01
Class C: Net Asset Value and offering price per share ($55,512 ÷ 1,106.83 shares)A		$ 50.15

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($3,850,353 ÷ 76,753.14 shares)		$ 50.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,706 ÷ 352.95 shares)		$ 50.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59,207

Expenses
Distribution and service plan fees	$ 610
Independent trustees' compensation	7
Total expenses before reductions	617
Expense reductions	(7)	610
Net investment income (loss)		58,597
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	23,622
Capital gain distributions from underlying funds	49,199
Total net realized gain (loss)		72,821
Change in net unrealized appreciation (depreciation) on underlying funds		135,592
Net gain (loss)		208,413
Net increase (decrease) in net assets resulting from operations		$ 267,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,597	$ 39,662
Net realized gain (loss)	72,821	100,607
Change in net unrealized appreciation (depreciation)	135,592	(41,402)
Net increase (decrease) in net assets resulting from operations	267,010	98,867
Distributions to shareholders from net investment income	(58,342)	(39,403)
Distributions to shareholders from net realized gain	(32,634)	(105,815)
Total distributions	(90,976)	(145,218)
Share transactions - net increase (decrease)	696,389	1,767,286
Total increase (decrease) in net assets	872,423	1,720,935

Net Assets
Beginning of period	3,299,851	1,578,916
End of period (including undistributed net investment income of $804 and undistributed net investment income of $549, respectively)	$ 4,172,274	$ 3,299,851

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.702	.717	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	2.585	.618	5.086	4.154	(5.570)	(3.322)
Total from investment operations	3.287	1.335	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.633)	(.770)	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.037)	(2.495)	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 50.16	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total Return B, C, D	6.91%	2.85%	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.37%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.86% A	1.51%	1.66%	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 224	$ 217	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.641	.599	.676	.620	.821	.918
Net realized and unrealized gain (loss)	2.582	.599	5.107	4.147	(5.548)	(3.339)
Total from investment operations	3.223	1.198	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.569)	(.633)	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.973)	(2.358)	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 50.19	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total Return B, C, D	6.79%	2.55%	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.62%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.61% A	1.26%	1.41%	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 24	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.519	.358	.434	.403	.624	.690
Net realized and unrealized gain (loss)	2.576	.615	5.102	4.143	(5.532)	(3.342)
Total from investment operations	3.095	.973	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.471)	(.438)	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.875)	(2.163)	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 50.15	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total Return B, C, D	6.52%	2.07%	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.12%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.11% A	.76%	.91%	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 52	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.763	.836	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	2.585	.618	5.095	4.147	(5.557)	(3.310)
Total from investment operations	3.348	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.694)	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.098)	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 50.17	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	7.05%	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.11% A	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,850	$ 2,991	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.764	.835	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	2.584	.619	5.109	4.145	(5.552)	(3.335)
Total from investment operations	3.348	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.694)	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.404)	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(1.098)	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 50.17	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	7.07%	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.12%	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.11% A	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 17	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	30% A	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.5
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Disciplined Equity Fund	6.9	7.1
Fidelity Equity-Income Fund	9.2	9.5
Fidelity Series 100 Index Fund	6.0	6.2
Fidelity Series Broad Market Opportunities Fund	10.6	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.0	46.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	9.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.6	2.6
	5.2	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.4
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	16.6	16.3
	27.8	27.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.1	5.6
Fidelity Short-Term Bond Fund	6.1	5.7
	12.2	11.3
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.0%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	12.2%

Six months ago
Domestic Equity Funds	46.9%
International Equity Funds	9.2%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	11.3%
Expected
Domestic Equity Funds	45.8%
International Equity Funds	8.5%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.8%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,384	$ 176,324
Fidelity Blue Chip Growth Fund	3,196	163,730
Fidelity Disciplined Equity Fund	7,351	188,919
Fidelity Equity-Income Fund	5,066	251,892
Fidelity Series 100 Index Fund	16,622	163,730
Fidelity Series Broad Market Opportunities Fund	24,761	289,949
Fidelity Series Small Cap Opportunities Fund	2,146	25,189
TOTAL DOMESTIC EQUITY FUNDS		1,259,733
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class	7,001	239,297
TOTAL EQUITY FUNDS (Cost $1,171,581)		1,499,030
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	7,428	71,461
Fidelity Strategic Income Fund	6,302	71,461
TOTAL HIGH YIELD FIXED-INCOME FUNDS		142,922

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund	14,550	$ 152,778
Fidelity Strategic Real Return Fund	15,637	152,778
Fidelity Total Bond Fund	42,101	458,057
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		763,613
TOTAL FIXED-INCOME FUNDS (Cost $847,497)		906,535
Short-Term Funds - 12.2%

Fidelity Institutional Money Market Portfolio Institutional Class	166,194	166,194
Fidelity Short-Term Bond Fund	19,325	166,194
TOTAL SHORT-TERM FUNDS (Cost $327,582)		332,388
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,346,660)		2,737,953
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52)
NET ASSETS - 100%		$ 2,737,901
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,346,660) - See accompanying schedule		$ 2,737,953
Receivable for investments sold		15,743
Total assets		2,753,696

Liabilities
Payable for investments purchased	$ 15,742
Distribution and service plan fees payable	53
Total liabilities		15,795

Net Assets		$ 2,737,901
Net Assets consist of:
Paid in capital		$ 2,451,292
Undistributed net investment income		519
Accumulated undistributed net realized gain (loss) on investments		(105,203)
Net unrealized appreciation (depreciation) on investments		391,293
Net Assets		$ 2,737,901

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,065 ÷ 364.355 shares)		$ 52.33

Maximum offering price per share (100/94.25 of $52.33)		$ 55.52
Class T: Net Asset Value and redemption price per share ($24,993 ÷ 477.602 shares)		$ 52.33

Maximum offering price per share (100/96.50 of $52.33)		$ 54.23
Class C: Net Asset Value and offering price per share ($46,285 ÷ 884.625 shares)A		$ 52.32

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($2,516,868 ÷ 48,125.252 shares)		$ 52.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,690 ÷ 2,498.754 shares)		$ 52.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 36,293

Expenses
Distribution and service plan fees	$ 359
Independent trustees' compensation	5
Total expenses before reductions	364
Expense reductions	(5)	359
Net investment income (loss)		35,934
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	377
Capital gain distributions from underlying funds	29,644
Total net realized gain (loss)		30,021
Change in net unrealized appreciation (depreciation) on underlying funds		105,573
Net gain (loss)		135,594
Net increase (decrease) in net assets resulting from operations		$ 171,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,934	$ 40,470
Net realized gain (loss)	30,021	25,007
Change in net unrealized appreciation (depreciation)	105,573	(4,302)
Net increase (decrease) in net assets resulting from operations	171,528	61,175
Distributions to shareholders from net investment income	(35,829)	(40,482)
Distributions to shareholders from net realized gain	(10,194)	(6,232)
Total distributions	(46,023)	(46,714)
Share transactions - net increase (decrease)	282,987	74,690
Total increase (decrease) in net assets	408,492	89,151

Net Assets
Beginning of period	2,329,409	2,240,258
End of period (including undistributed net investment income of $519 and undistributed net investment income of $414, respectively)	$ 2,737,901	$ 2,329,409

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.689	.782	.799	.753	.923	.994
Net realized and unrealized gain (loss)	2.837	.504	5.233	4.174	(5.753)	(3.438)
Total from investment operations	3.526	1.286	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.685)	(.775)	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.896)	(.916)	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 52.33	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	7.16%	2.71%	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.26% A,I	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.26% A,I	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.26% A,I	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.70% A	1.63%	1.66%	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 18	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.628	.662	.681	.645	.828	.875
Net realized and unrealized gain (loss)	2.829	.490	5.247	4.175	(5.757)	(3.431)
Total from investment operations	3.457	1.152	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.616)	(.651)	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.827)	(.792)	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 52.33	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	7.01%	2.42%	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	2.46% A	1.38%	1.42%	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.501	.424	.439	.426	.631	.658
Net realized and unrealized gain (loss)	2.837	.490	5.239	4.185	(5.740)	(3.448)
Total from investment operations	3.338	.914	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.507)	(.443)	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.718)	(.584)	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 52.32	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total Return B, C, D	6.76%	1.92%	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.96% A	.89%	.91%	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46	$ 43	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.755	.903	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	2.832	.505	5.227	4.183	(5.729)	(3.425)
Total from investment operations	3.587	1.408	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.746)	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.957)	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 52.30	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total Return B, C	7.29%	2.97%	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.96% A	1.89%	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,517	$ 2,123	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.756	.904	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	2.831	.504	5.226	4.185	(5.753)	(3.439)
Total from investment operations	3.587	1.408	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.746)	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.211)	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.957)	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 52.30	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total Return B, C	7.29%	2.97%	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.96% A	1.89%	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 122	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	17% A	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.6
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Disciplined Equity Fund	7.0	7.3
Fidelity Equity-Income Fund	9.4	9.7
Fidelity Series 100 Index Fund	6.1	6.3
Fidelity Series Broad Market Opportunities Fund	10.8	10.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.8	47.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	10.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.8	2.7
	5.6	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.3
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.4	16.0
	27.4	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	4.9
Fidelity Short-Term Bond Fund	5.3	5.0
	10.6	9.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.8%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	47.8%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.9%

Expected
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 46.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,996	$ 244,202
Fidelity Blue Chip Growth Fund	4,425	226,706
Fidelity Disciplined Equity Fund	10,168	261,326
Fidelity Equity-Income Fund	7,008	348,435
Fidelity Series 100 Index Fund	23,016	226,706
Fidelity Series Broad Market Opportunities Fund	34,238	400,923
Fidelity Series Small Cap Opportunities Fund	2,981	34,992
TOTAL DOMESTIC EQUITY FUNDS		1,743,290
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class	10,412	355,880
TOTAL EQUITY FUNDS (Cost $1,978,615)		2,099,170
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	10,564	101,627
Fidelity Strategic Income Fund	8,962	101,627
TOTAL HIGH YIELD FIXED-INCOME FUNDS		203,254

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund	19,535	$ 205,115
Fidelity Strategic Real Return Fund	20,994	205,115
Fidelity Total Bond Fund	56,557	615,343
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,025,573
TOTAL FIXED-INCOME FUNDS (Cost $1,239,747)		1,228,827
Short-Term Funds - 10.6%

Fidelity Institutional Money Market Portfolio Institutional Class	197,297	197,297
Fidelity Short-Term Bond Fund	22,942	197,297
TOTAL SHORT-TERM FUNDS (Cost $393,547)		394,594
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,611,909)		3,722,591
NET OTHER ASSETS (LIABILITIES) - 0.0%		(274)
NET ASSETS - 100%		$ 3,722,317
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $3,611,909) - See accompanying schedule		$ 3,722,591
Receivable for investments sold		21,551
Total assets		3,744,142

Liabilities
Payable for investments purchased	$ 21,552
Distribution and service plan fees payable	273
Total liabilities		21,825

Net Assets		$ 3,722,317
Net Assets consist of:
Paid in capital		$ 3,779,265
Undistributed net investment income		683
Accumulated undistributed net realized gain (loss) on investments		(168,313)
Net unrealized appreciation (depreciation) on investments		110,682
Net Assets		$ 3,722,317

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,592.36 ÷ 454.245 shares)		$ 51.94

Maximum offering price per share (100/94.25 of $51.94)		$ 55.11
Class T: Net Asset Value and redemption price per share ($287,617.14 ÷ 5,540.915 shares)		$ 51.91

Maximum offering price per share (100/96.50 of $51.91)		$ 53.79
Class C: Net Asset Value and offering price per share ($178,859.30 ÷ 3,449.723 shares)A		$ 51.85

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($3,231,599.09 ÷ 62,232.911 shares)		$ 51.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($649.13 ÷ 12.499 shares)		$ 51.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,742

Expenses
Distribution and service plan fees	$ 1,626
Independent trustees' compensation	6
Total expenses before reductions	1,632
Expense reductions	(6)	1,626
Net investment income (loss)		50,116
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,128
Capital gain distributions from underlying funds	39,721
Total net realized gain (loss)		40,849
Change in net unrealized appreciation (depreciation) on underlying funds		148,044
Net gain (loss)		188,893
Net increase (decrease) in net assets resulting from operations		$ 239,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,116	$ 51,249
Net realized gain (loss)	40,849	34,074
Change in net unrealized appreciation (depreciation)	148,044	(39,842)
Net increase (decrease) in net assets resulting from operations	239,009	45,481
Distributions to shareholders from net investment income	(49,885)	(51,325)
Distributions to shareholders from net realized gain	(12,770)	(7,797)
Total distributions	(62,655)	(59,122)
Share transactions - net increase (decrease)	702,817	(139,228)
Total increase (decrease) in net assets	879,171	(152,869)

Net Assets
Beginning of period	2,843,146	2,996,015
End of period (including undistributed net investment income of $683 and undistributed net investment income of $452, respectively)	$ 3,722,317	$ 2,843,146

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.769	.760	.811	.748	.937	.951
Net realized and unrealized gain (loss)	2.844	.441 G	5.306	4.178	(6.127)	(3.464)
Total from investment operations	3.613	1.201	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.692)	(.784)	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.873)	(.921)	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 51.94	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total Return B, C, D	7.41%	2.56%	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F, I
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.03% A	1.60%	1.70%	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.705	.641	.693	.639	.844	.823
Net realized and unrealized gain (loss)	2.845	.448 G	5.287	4.183	(6.122)	(3.449)
Total from investment operations	3.550	1.089	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.629)	(.672)	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.810)	(.809)	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 51.91	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total Return B, C, D	7.28%	2.32%	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.78% A	1.35%	1.45%	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288	$ 278	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.578	.404	.454	.424	.655	.609
Net realized and unrealized gain (loss)	2.843	.445 G	5.293	4.179	(6.114)	(3.465)
Total from investment operations	3.421	.849	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.530)	(.452)	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.711)	(.589)	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 51.85	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total Return B, C, D	7.01%	1.80%	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.28% A	.85%	.95%	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179	$ 174	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.831	.880	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	2.843	.445 G	5.291	4.183	(6.126)	(3.445)
Total from investment operations	3.674	1.325	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.753)	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.934)	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 51.93	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	7.54%	2.82%	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E
Expenses before reductions F, I	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.28% A	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,232	$ 2,363	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.855	.873	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	2.829	.452 G	5.291	4.186	(6.123)	(3.466)
Total from investment operations	3.684	1.325	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.753)	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.181)	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.934)	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 51.93	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	7.56%	2.82%	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, I
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.28% A	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	15% A	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	6.7
Fidelity Blue Chip Growth Fund	6.2	6.2
Fidelity Disciplined Equity Fund	7.2	7.4
Fidelity Equity-Income Fund	9.5	9.9
Fidelity Series 100 Index Fund	6.2	6.4
Fidelity Series Broad Market Opportunities Fund	11.0	11.1
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
	47.7	48.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.5	10.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	2.9
Fidelity Strategic Income Fund	2.9	2.9
	5.8	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.1
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	16.0	15.7
	26.6	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.7	4.2
Fidelity Short-Term Bond Fund	4.7	4.2
	9.4	8.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds	48.7%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	8.4%

Expected
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,626	$ 162,086
Fidelity Blue Chip Growth Fund	2,941	150,681
Fidelity Disciplined Equity Fund	6,760	173,733
Fidelity Equity-Income Fund	4,661	231,724
Fidelity Series 100 Index Fund	15,298	150,681
Fidelity Series Broad Market Opportunities Fund	22,752	266,422
Fidelity Series Small Cap Opportunities Fund	1,963	23,051
TOTAL DOMESTIC EQUITY FUNDS		1,158,378
International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Institutional Class	7,418	253,562
TOTAL EQUITY FUNDS (Cost $1,134,774)		1,411,940
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund	7,214	69,396
Fidelity Strategic Income Fund	6,120	69,396
TOTAL HIGH YIELD FIXED-INCOME FUNDS		138,792

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund	12,340	$ 129,571
Fidelity Strategic Real Return Fund	13,262	129,571
Fidelity Total Bond Fund	35,705	388,474
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		647,616
TOTAL FIXED-INCOME FUNDS (Cost $747,175)		786,408
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Institutional Class	114,042	114,042
Fidelity Short-Term Bond Fund	13,261	114,042
TOTAL SHORT-TERM FUNDS (Cost $225,416)		228,084
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,107,365)		2,426,432
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125)
NET ASSETS - 100%		$ 2,426,307
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,107,365) - See accompanying schedule		$ 2,426,432
Receivable for investments sold		14,496
Total assets		2,440,928

Liabilities
Payable for investments purchased	$ 14,495
Distribution and service plan fees payable	126
Total liabilities		14,621

Net Assets		$ 2,426,307
Net Assets consist of:
Paid in capital		$ 2,156,361
Undistributed net investment income		423
Accumulated undistributed net realized gain (loss) on investments		(49,544)
Net unrealized appreciation (depreciation) on investments		319,067
Net Assets		$ 2,426,307

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,171 ÷ 1,565.87 shares)		$ 51.20

Maximum offering price per share (100/94.25 of $51.20)		$ 54.32
Class T: Net Asset Value and redemption price per share ($110,652 ÷ 2,161.47 shares)		$ 51.19

Maximum offering price per share (100/96.50 of $51.19)		$ 53.05
Class C: Net Asset Value and offering price per share ($79,013 ÷ 1,545.35 shares)A		$ 51.13

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($2,129,015 ÷ 41,580.86 shares)		$ 51.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,456 ÷ 536.27 shares)		$ 51.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 35,516

Expenses
Distribution and service plan fees	$ 742
Independent trustees' compensation	4
Total expenses before reductions	746
Expense reductions	(4)	742
Net investment income (loss)		34,774
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	149
Capital gain distributions from underlying funds	27,959
Total net realized gain (loss)		28,108
Change in net unrealized appreciation (depreciation) on underlying funds		105,225
Net gain (loss)		133,333
Net increase (decrease) in net assets resulting from operations		$ 168,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,774	$ 27,942
Net realized gain (loss)	28,108	30,204
Change in net unrealized appreciation (depreciation)	105,225	(32,596)
Net increase (decrease) in net assets resulting from operations	168,107	25,550
Distributions to shareholders from net investment income	(34,676)	(27,910)
Distributions to shareholders from net realized gain	(9,447)	(3,924)
Total distributions	(44,123)	(31,834)
Share transactions - net increase (decrease)	210,592	490,682
Total increase (decrease) in net assets	334,576	484,398

Net Assets
Beginning of period	2,091,731	1,607,333
End of period (including undistributed net investment income of $423 and undistributed net investment income of $325, respectively)	$ 2,426,307	$ 2,091,731

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.710	.739	.858	.744	.856	.442
Net realized and unrealized gain (loss)	2.969	.384	5.317	4.191	(6.093)	(4.811)
Total from investment operations	3.679	1.123	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.689)	(.769)	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.889)	(.903)	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 51.20	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	7.67%	2.44%	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.84% A	1.59%	1.82%	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80	$ 76	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.647	.624	.736	.636	.791	.373
Net realized and unrealized gain (loss)	2.972	.367	5.326	4.191	(6.111)	(4.809)
Total from investment operations	3.619	.991	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.629)	(.647)	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.829)	(.781)	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 51.19	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	7.54%	2.15%	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.59% A	1.34%	1.57%	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 105	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.520	.390	.505	.424	.611	.233
Net realized and unrealized gain (loss)	2.967	.379	5.319	4.192	(6.107)	(4.812)
Total from investment operations	3.487	.769	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.527)	(.435)	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.727)	(.569)	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 51.13	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	7.26%	1.67%	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.09% A	.84%	1.08%	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79	$ 74	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.772	.857	.969	.849	.965	.502
Net realized and unrealized gain (loss)	2.970	.377	5.332	4.187	(6.112)	(4.795)
Total from investment operations	3.742	1.234	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.752)	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.952)	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 51.20	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	7.80%	2.68%	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.09% A	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,129	$ 1,811	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.771	.857	.973	.848	.974	.511
Net realized and unrealized gain (loss)	2.971	.377	5.328	4.188	(6.111)	(4.814)
Total from investment operations	3.742	1.234	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.752)	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.200)	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.952)	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 51.20	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	7.80%	2.68%	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.09% A	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 25	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	26% A	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.9
Fidelity Blue Chip Growth Fund	6.4	6.4
Fidelity Disciplined Equity Fund	7.3	7.6
Fidelity Equity-Income Fund	9.8	10.1
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	11.2	11.4
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	48.9	49.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.5	12.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.1
Fidelity Strategic Income Fund	3.1	3.1
	6.2	6.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.1
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.6	15.4
	26.2	25.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.6	3.0
Fidelity Short-Term Bond Fund	3.6	3.1
	7.2	6.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.9%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	7.2%

Six months ago
Domestic Equity Funds	49.9%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	6.1%

Expected
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.4%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	10,886	$ 204,557
Fidelity Blue Chip Growth Fund	3,707	189,925
Fidelity Disciplined Equity Fund	8,529	219,190
Fidelity Equity-Income Fund	5,874	292,054
Fidelity Series 100 Index Fund	19,282	189,925
Fidelity Series Broad Market Opportunities Fund	28,689	335,952
Fidelity Series Small Cap Opportunities Fund	2,493	29,265
TOTAL DOMESTIC EQUITY FUNDS		1,460,868
International Equity Funds - 11.5%
Fidelity Advisor International Discovery Fund Institutional Class	9,995	341,625
TOTAL EQUITY FUNDS (Cost $1,629,464)		1,802,493
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	9,406	90,483
Fidelity Strategic Income Fund	7,979	90,483
TOTAL HIGH YIELD FIXED-INCOME FUNDS		180,966

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	14,988	$ 157,375
Fidelity Strategic Real Return Fund	16,108	157,375
Fidelity Total Bond Fund	43,311	471,228
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		785,978
TOTAL FIXED-INCOME FUNDS (Cost $964,595)		966,944
Short-Term Funds - 7.2%

Fidelity Institutional Money Market Portfolio Institutional Class	108,400	108,400
Fidelity Short-Term Bond Fund	12,605	108,400
TOTAL SHORT-TERM FUNDS (Cost $216,029)		216,800
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,810,088)		2,986,237
NET OTHER ASSETS (LIABILITIES) - 0.0%		(99)
NET ASSETS - 100%		$ 2,986,138
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $2,810,088) - See accompanying schedule		$ 2,986,237
Receivable for investments sold		16,616
Total assets		3,002,853

Liabilities
Payable for investments purchased	$ 16,613
Distribution and service plan fees payable	102
Total liabilities		16,715

Net Assets		$ 2,986,138
Net Assets consist of:
Paid in capital		$ 2,855,900
Undistributed net investment income		571
Accumulated undistributed net realized gain (loss) on investments		(46,482)
Net unrealized appreciation (depreciation) on investments		176,149
Net Assets		$ 2,986,138

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,770 ÷ 150.84 shares)		$ 51.51

Maximum offering price per share (100/94.25 of $51.51)		$ 54.65
Class T: Net Asset Value and redemption price per share ($13,092 ÷ 253.77 shares)		$ 51.59

Maximum offering price per share (100/96.50 of $51.59)		$ 53.46
Class C: Net Asset Value and offering price per share ($114,972 ÷ 2,236.53 shares)A		$ 51.41

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($2,848,147 ÷ 55,327.18 shares)		$ 51.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,157 ÷ 41.90 shares)		$ 51.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 43,823

Expenses
Distribution and service plan fees	$ 670
Independent trustees' compensation	5
Total expenses before reductions	675
Expense reductions	(5)	670
Net investment income (loss)		43,153
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	18,350
Capital gain distributions from underlying funds	33,411
Total net realized gain (loss)		51,761
Change in net unrealized appreciation (depreciation) on underlying funds		120,616
Net gain (loss)		172,377
Net increase (decrease) in net assets resulting from operations		$ 215,530

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,153	$ 40,116
Net realized gain (loss)	51,761	117,214
Change in net unrealized appreciation (depreciation)	120,616	(111,202)
Net increase (decrease) in net assets resulting from operations	215,530	46,128
Distributions to shareholders from net investment income	(43,037)	(40,029)
Distributions to shareholders from net realized gain	(14,161)	(5,624)
Total distributions	(57,198)	(45,653)
Share transactions - net increase (decrease)	198,545	478,557
Total increase (decrease) in net assets	356,877	479,032

Net Assets
Beginning of period	2,629,261	2,150,229
End of period (including undistributed net investment income of $571 and undistributed net investment income of $455, respectively)	$ 2,986,138	$ 2,629,261

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.738	.762	.789	.722	.933	.442
Net realized and unrealized gain (loss)	3.113	.331	5.608	4.298	(6.238)	(4.814)
Total from investment operations	3.851	1.093	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.719)	(.771)	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.971)	(.903)	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 51.51	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	8.00%	2.36%	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.22% A, I	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.22% A, I	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.22% A, I	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.94% A	1.64%	1.67%	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8	$ 7	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.672	.649	.672	.616	.836	.371
Net realized and unrealized gain (loss)	3.121	.312	5.604	4.301	(6.227)	(4.809)
Total from investment operations	3.793	.961	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.561)	(.649)	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.813)	(.781)	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 51.59	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	7.87%	2.08%	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.49% A, I	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.49% A, I	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49% A, I	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.67% A	1.39%	1.42%	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 51	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.541	.415	.435	.402	.664	.234
Net realized and unrealized gain (loss)	3.115	.310	5.609	4.305	(6.229)	(4.816)
Total from investment operations	3.656	.725	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.544)	(.463)	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.796)	(.595)	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 51.41	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	7.59%	1.57%	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.16% A	.89%	.93%	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 107	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.793	.885	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	3.119	.317	5.602	4.297	(6.231)	(4.810)
Total from investment operations	3.912	1.202	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.770)	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.022)	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 51.48	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	8.13%	2.60%	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.16% A	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,848	$ 2,462	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.799	.865	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	3.113	.327	5.616	4.302	(6.238)	(4.818)
Total from investment operations	3.912	1.192	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.770)	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.252)	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.022)	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 51.48	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	8.13%	2.58%	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.16% A	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 2	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	23% A	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.0	7.1
Fidelity Blue Chip Growth Fund	6.5	6.6
Fidelity Disciplined Equity Fund	7.6	7.8
Fidelity Equity-Income Fund	10.1	10.3
Fidelity Series 100 Index Fund	6.5	6.7
Fidelity Series Broad Market Opportunities Fund	11.6	11.7
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	50.3	51.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.6	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.3
Fidelity Strategic Income Fund	3.2	3.2
	6.4	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.1
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.7	15.3
	26.1	25.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.3	1.9
Fidelity Short-Term Bond Fund	2.3	2.0
	4.6	3.9
Net Other Assets (Liabilities) *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.3%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	4.6%

Six months ago
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	25.6%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.0%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2012. The current allocation is based on the fund's holdings as of January 31, 2013. The expected allocation represents the fund's anticipated allocation at July 31, 2013.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	41,972	$ 788,654
Fidelity Blue Chip Growth Fund	14,281	731,603
Fidelity Disciplined Equity Fund	32,863	844,587
Fidelity Equity-Income Fund	22,657	1,126,489
Fidelity Series 100 Index Fund	74,274	731,603
Fidelity Series Broad Market Opportunities Fund	110,624	1,295,407
Fidelity Series Small Cap Opportunities Fund	9,624	112,985
TOTAL DOMESTIC EQUITY FUNDS		5,631,328
International Equity Funds - 12.6%
Fidelity Advisor International Discovery Fund Institutional Class	41,074	1,403,917
TOTAL EQUITY FUNDS (Cost $6,038,310)		7,035,245
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	37,444	360,208
Fidelity Strategic Income Fund	31,764	360,208
TOTAL HIGH YIELD FIXED-INCOME FUNDS		720,416

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund	55,507	$ 582,821
Fidelity Strategic Real Return Fund	59,654	582,821
Fidelity Total Bond Fund	160,910	1,750,701
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,916,343
TOTAL FIXED-INCOME FUNDS (Cost $3,537,357)		3,636,759
Short-Term Funds - 4.6%

Fidelity Institutional Money Market Portfolio Institutional Class	257,292	257,292
Fidelity Short-Term Bond Fund	29,918	257,291
TOTAL SHORT-TERM FUNDS (Cost $511,627)		514,583
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,087,294)		11,186,587
NET OTHER ASSETS (LIABILITIES) - 0.0%		(97)
NET ASSETS - 100%		$ 11,186,490
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (cost $10,087,294) - See accompanying schedule		$ 11,186,587
Receivable for investments sold		67,126
Receivable for fund shares sold		31
Total assets		11,253,744

Liabilities
Payable for investments purchased	$ 67,153
Distribution and service plan fees payable	86
Total liabilities		67,239

Net Assets		$ 11,186,505
Net Assets consist of:
Paid in capital		$ 10,138,124
Undistributed net investment income		2,182
Accumulated undistributed net realized gain (loss) on investments		(53,094)
Net unrealized appreciation (depreciation) on investments		1,099,293
Net Assets		$ 11,186,505

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,187 ÷ 428.62 shares)		$ 51.76

Maximum offering price per share (100/94.25 of $51.76)		$ 54.92
Class T: Net Asset Value and redemption price per share ($143,099 ÷ 2,764.02 shares)		$ 51.77

Maximum offering price per share (100/96.50 of $51.77)		$ 53.65
Class C: Net Asset Value and offering price per share ($26,350 ÷ 509.61 shares)A		$ 51.71

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($10,967,118 ÷ 211,895.86 shares)		$ 51.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,751 ÷ 536.21 shares)		$ 51.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2013 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 152,512

Expenses
Distribution and service plan fees	$ 496
Independent trustees' compensation	15
Total expenses before reductions	511
Expense reductions	(15)	496
Net investment income (loss)		152,016
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,466
Capital gain distributions from underlying funds	109,241
Total net realized gain (loss)		122,707
Change in net unrealized appreciation (depreciation) on underlying funds		508,433
Net gain (loss)		631,140
Net increase (decrease) in net assets resulting from operations		$ 783,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 152,016	$ 117,162
Net realized gain (loss)	122,707	(18,384)
Change in net unrealized appreciation (depreciation)	508,433	71,737
Net increase (decrease) in net assets resulting from operations	783,156	170,515
Distributions to shareholders from net investment income	(151,081)	(117,023)
Distributions to shareholders from net realized gain	(34,182)	(15,935)
Total distributions	(185,263)	(132,958)
Share transactions - net increase (decrease)	3,247,227	1,671,463
Total increase (decrease) in net assets	3,845,120	1,709,020

Net Assets
Beginning of period	7,341,385	5,632,365
End of period (including undistributed net investment income of $2,182 and undistributed net investment income of $1,247, respectively)	$ 11,186,505	$ 7,341,385

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.807	.782	.757	.747	.819	.425
Net realized and unrealized gain (loss)	3.215	.281	5.719	4.285	(6.123)	(4.836)
Total from investment operations	4.022	1.063	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.745)	(.791)	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.922)	(.923)	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 51.76	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total Return B, C, D	8.34%	2.30%	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.21% A	1.66%	1.61%	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22	$ 20	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.745	.660	.637	.642	.739	.365
Net realized and unrealized gain (loss)	3.216	.287	5.727	4.281	(6.128)	(4.852)
Total from investment operations	3.961	.947	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.684)	(.675)	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.861)	(.807)	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 51.77	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total Return B, C, D	8.21%	2.05%	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.96% A	1.42%	1.35%	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143	$ 132	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.622	.427	.402	.430	.560	.226
Net realized and unrealized gain (loss)	3.212	.290	5.719	4.275	(6.123)	(4.846)
Total from investment operations	3.834	.717	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.587)	(.465)	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.764)	(.597)	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 51.71	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total Return B, C, D	7.94%	1.55%	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	.99% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	.99% A,I	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.47% A	.91%	.85%	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 24	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Ratios for small asset classes differ from contractual rates due to the rounding and annualization of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.869	.897	.880	.857	.900	.496
Net realized and unrealized gain (loss)	3.219	.284	5.719	4.279	(6.114)	(4.840)
Total from investment operations	4.088	1.181	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.801)	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.978)	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 51.76	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	8.48%	2.56%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.46% A	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,967	$ 7,139	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.871	.896	.874	.855	.918	.504
Net realized and unrealized gain (loss)	3.217	.275	5.725	4.281	(6.132)	(4.848)
Total from investment operations	4.088	1.171	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.801)	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.177)	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.978)	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 51.75	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	8.49%	2.54%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.46% A	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 26	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	24% A	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 7,284,354	$ 500,009	$ (1,488)	$ 498,521
Fidelity Income Replacement 2018 Fund	5,335,703	166,613	(46,460)	120,153
Fidelity Income Replacement 2020 Fund	5,258,433	450,677	(12,987)	437,690
Fidelity Income Replacement 2022 Fund	4,621,853	160,574	(71,279)	89,295
Fidelity Income Replacement 2024 Fund	2,425,725	115,724	(20,930)	94,794
Fidelity Income Replacement 2026 Fund	1,817,621	71,610	(13,987)	57,623
Fidelity Income Replacement 2028 Fund	5,929,937	422,004	(41,048)	380,956
Fidelity Income Replacement 2030 Fund	3,746,920	402,376	(8,140)	394,236
Fidelity Income Replacement 2032 Fund	3,923,645	266,401	(17,131)	249,270
Fidelity Income Replacement 2034 Fund	2,379,868	361,991	(3,906)	358,085
Fidelity Income Replacement 2036 Fund	3,620,444	147,942	(45,795)	102,147
Fidelity Income Replacement 2038 Fund	2,121,986	309,737	(5,291)	304,446
Fidelity Income Replacement 2040 Fund	2,825,258	171,292	(10,313)	160,979
Fidelity Income Replacement 2042 Fund	10,141,519	1,079,573	(34,505)	1,045,068

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31,2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Fidelity Income Replacement 2016 Fund	$ (11,321)	$ (234,074)	$ (128,097)	$ (373,492)
Fidelity Income Replacement 2018 Fund	(78,455)	(410,862)	(37,212)	(526,529)
Fidelity Income Replacement 2020 Fund	(2,795)	(118,446)	(22,198)	(143,439)
Fidelity Income Replacement 2022 Fund	(33,352)	(481,397)	(74,118)	(588,867)
Fidelity Income Replacement 2024 Fund	-	(4,778)	(58,344)	(63,122)
Fidelity Income Replacement 2026 Fund	-	(194,108)	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	(313,738)	(210,425)	(524,163)
Fidelity Income Replacement 2030 Fund	(33,830)	(85,896)	-	(119,726)
Fidelity Income Replacement 2032 Fund	-	(182,121)	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	(48,212)	(43,660)	(91,872)
Fidelity Income Replacement 2036 Fund	(33)	(183,763)	(2,877)	(186,673)
Fidelity Income Replacement 2038 Fund	-	(3,448)	(48,487)	(51,935)
Fidelity Income Replacement 2040 Fund	-	(54,176)	(16,690)	(70,866)
Fidelity Income Replacement 2042 Fund	(2,106)	(15,348)	(33,939)	(51,393)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Income Replacement 2016 Fund	$ (28,964)	$ (5,046)	$ (34,010)	$ (407,502)
Fidelity Income Replacement 2018 Fund	-	-	-	(526,529)
Fidelity Income Replacement 2020 Fund	-	-	-	(143,439)
Fidelity Income Replacement 2022 Fund	-	-	-	(588,867)
Fidelity Income Replacement 2024 Fund	-	-	-	(63,122)
Fidelity Income Replacement 2026 Fund	-	-	-	(194,108)
Fidelity Income Replacement 2028 Fund	-	-	-	(524,163)
Fidelity Income Replacement 2030 Fund	(24,894)	-	(24,894)	(144,620)
Fidelity Income Replacement 2032 Fund	-	-	-	(182,121)
Fidelity Income Replacement 2034 Fund	-	-	-	(91,872)
Fidelity Income Replacement 2036 Fund	-	-	-	(186,673)
Fidelity Income Replacement 2038 Fund	-	-	-	(51,935)
Fidelity Income Replacement 2040 Fund	-	-	-	(70,866)
Fidelity Income Replacement 2042 Fund	(18,020)	-	(18,020)	(69,413)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	1,612,200	2,014,210
Fidelity Income Replacement 2018 Fund	1,063,580	1,372,234
Fidelity Income Replacement 2020 Fund	1,736,732	1,005,431
Fidelity Income Replacement 2022 Fund	867,472	586,656
Fidelity Income Replacement 2024 Fund	1,130,313	775,431
Fidelity Income Replacement 2026 Fund	445,947	417,540
Fidelity Income Replacement 2028 Fund	914,622	549,543
Fidelity Income Replacement 2030 Fund	699,873	704,175
Fidelity Income Replacement 2032 Fund	1,280,616	566,865
Fidelity Income Replacement 2034 Fund	514,189	211,642
Fidelity Income Replacement 2036 Fund	966,871	236,875
Fidelity Income Replacement 2038 Fund	521,617	292,410
Fidelity Income Replacement 2040 Fund	532,550	314,650
Fidelity Income Replacement 2042 Fund	4,396,915	1,073,681

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,065	$ -
Class T	.25%	.25%	436	-
Class C	.75%	.25%	4,218	393
			$ 5,719	$ 393

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2018 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 918	$ -
Class T	.25%	.25%	316	4
Class C	.75%	.25%	2,148	1,151
			$ 3,382	$ 1,155
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 508	$ 221
Class T	.25%	.25%	472	-
Class C	.75%	.25%	1,582	273
			$ 2,562	$ 494
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 486	$ -
Class T	.25%	.25%	6	2
Class C	.75%	.25%	143	15
			$ 635	$ 17
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 272	$ 48
Class T	.25%	.25%	442	50
Class C	.75%	.25%	615	17
			$ 1,329	$ 115
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 381	$ -
Class T	.25%	.25%	288	18
Class C	.75%	.25%	48	49
			$ 717	$ 67
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 173	$ -
Class T	.25%	.25%	324	-
Class C	.75%	.25%	147	-
			$ 644	$ -
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 110	$ 2
Class T	.25%	.25%	34	16
Class C	.75%	.25%	1,544	161
			$ 1,688	$ 179
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 281	$ 7
Class T	.25%	.25%	61	61
Class C	.75%	.25%	268	236
			$ 610	$ 304
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 24	$ 24
Class T	.25%	.25%	60	60
Class C	.75%	.25%	275	275
			$ 359	$ 359
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 34	$ 26
Class T	.25%	.25%	710	14
Class C	.75%	.25%	882	-
			$ 1,626	$ 40
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 89	$ 2
Class T	.25%	.25%	271	12
Class C	.75%	.25%	382	7
			$ 742	$ 21

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2040 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8	$ 7
Class T	.25%	.25%	108	14
Class C	.75%	.25%	554	141
			$ 670	$ 162
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 27	$ 7
Class T	.25%	.25%	344	64
Class C	.75%	.25%	125	125
			$ 496	$ 196

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Income Replacement 2016 Fund
Class C*	$ 19
Fidelity Income Replacement 2018 Fund
Class C*	$ 155
Fidelity Income Replacement 2026 Fund
Class T	$ 7
Fidelity Income Replacement 2038 Fund
Class A	$ 232
Fidelity Income Replacement 2042 Fund
Class A	$ 2

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 15
Fidelity Income Replacement 2018 Fund	11
Fidelity Income Replacement 2020 Fund	9
Fidelity Income Replacement 2022 Fund	8
Fidelity Income Replacement 2024 Fund	4
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	11
Fidelity Income Replacement 2030 Fund	7
Fidelity Income Replacement 2032 Fund	7
Fidelity Income Replacement 2034 Fund	5
Fidelity Income Replacement 2036 Fund	6
Fidelity Income Replacement 2038 Fund	4
Fidelity Income Replacement 2040 Fund	5
Fidelity Income Replacement 2042 Fund	15

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement

Semiannual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 5,523	$ 17,921
Class T	874	3,481
Class C	2,680	7,453
Income Replacement 2016	46,429	115,628
Institutional Class	308	1,088
Total	$ 55,814	$ 145,571
From net realized gain
Class A	$ 3,311	$ 4,976
Class T	617	1,014
Class C	3,251	4,218
Income Replacement 2016	22,904	28,030
Institutional Class	143	312
Total	$ 30,226	$ 38,550
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 6,667	$ 11,734
Class T	985	1,790
Class C	2,330	2,008
Income Replacement 2018	41,937	68,941
Institutional Class	4,531	3,499
Total	$ 56,450	$ 87,972
From net realized gain
Class A	$ 4,058	$ 3,011
Class T	695	560
Class C	2,364	852
Income Replacement 2018	22,722	15,393
Institutional Class	2,370	512
Total	$ 32,209	$ 20,328
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 4,173	$ 6,597
Class T	1,701	2,545
Class C	2,111	2,699
Income Replacement 2020	48,862	61,446
Institutional Class	159	563
Total	$ 57,006	$ 73,850
From net realized gain
Class A	$ 1,965	$ 1,517
Class T	907	694
Class C	1,535	1,162
Income Replacement 2020	20,732	11,189
Institutional Class	67	119
Total	$ 25,206	$ 14,681
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,208	$ 2,823
Class T	9	136
Class C	212	226
Income Replacement 2022	51,037	60,936
Institutional Class	42	60
Total	$ 55,508	$ 64,181

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2022 Fund
From net realized gain
Class A	$ 1,895	$ 242
Class T	3	32
Class C	142	95
Income Replacement 2022	19,965	10,582
Institutional Class	17	11
Total	$ 22,022	$ 10,962
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 2,165	$ 3,343
Class T	2,037	2,287
Class C	1,027	1,494
Income Replacement 2024	22,515	25,214
Institutional Class	355	445
Total	$ 28,099	$ 32,783
From net realized gain
Class A	$ 647	$ 710
Class T	748	601
Class C	465	575
Income Replacement 2024	7,431	4,764
Institutional Class	108	80
Total	$ 9,399	$ 6,730
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 3,781	$ 1,894
Class T	908	1,958
Class C	85	1,363
Income Replacement 2026	21,271	29,280
Institutional Class	345	440
Total	$ 26,390	$ 34,935
From net realized gain
Class A	$ 1,333	$ 335
Class T	329	383
Class C	41	570
Income Replacement 2026	7,049	5,283
Institutional Class	111	75
Total	$ 8,863	$ 6,646
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 1,737	$ 1,930
Class T	1,484	1,741
Class C	228	376
Income Replacement 2028	79,676	96,589
Institutional Class	348	441
Total	$ 83,473	$ 101,077
From net realized gain
Class A	$ 602	$ 325
Class T	568	397
Class C	107	135
Income Replacement 2028	25,172	16,208
Institutional Class	110	73
Total	$ 26,559	$ 17,138

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,148	$ 1,185
Class T	159	164
Class C	2,955	2,987
Income Replacement 2030	50,704	72,596
Institutional Class	375	441
Total	$ 55,341	$ 77,373
From net realized gain
Class A	$ 386	$ 209
Class T	60	38
Class C	1,336	991
Income Replacement 2030	15,711	12,458
Institutional Class	111	70
Total	$ 17,604	$ 13,766
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,892	$ 3,369
Class T	282	301
Class C	516	213
Income Replacement 2032	54,410	35,223
Institutional Class	242	297
Total	$ 58,342	$ 39,403
From net realized gain
Class A	$ 1,834	$ 7,528
Class T	199	816
Class C	440	1,719
Income Replacement 2032	30,021	95,178
Institutional Class	140	574
Total	$ 32,634	$ 105,815
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 246	$ 276
Class T	291	304
Class C	467	184
Income Replacement 2034	32,978	37,641
Institutional Class	1,847	2,077
Total	$ 35,829	$ 40,482
From net realized gain
Class A	$ 76	$ 50
Class T	99	65
Class C	184	49
Income Replacement 2034	9,314	5,761
Institutional Class	521	307
Total	$ 10,194	$ 6,232
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 325	$ 435
Class T	3,490	3,886
Class C	1,828	1,851
Income Replacement 2036	44,233	44,807
Institutional Class	9	346
Total	$ 49,885	$ 51,325

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2036 Fund
From net realized gain
Class A	$ 81	$ 75
Class T	1,001	793
Class C	622	576
Income Replacement 2036	11,064	6,275
Institutional Class	2	78
Total	$ 12,770	$ 7,797
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 804	$ 670
Class T	1,357	1,443
Class C	806	658
Income Replacement 2038	31,311	24,679
Institutional Class	398	460
Total	$ 34,676	$ 27,910
From net realized gain
Class A	$ 210	$ 96
Class T	429	297
Class C	305	202
Income Replacement 2038	8,397	3,260
Institutional Class	106	69
Total	$ 9,447	$ 3,924
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 106	$ 967
Class T	213	1,654
Class C	1,204	819
Income Replacement 2040	41,482	36,057
Institutional Class	32	532
Total	$ 43,037	$ 40,029
From net realized gain
Class A	$ 37	$ 224
Class T	107	359
Class C	555	216
Income Replacement 2040	13,452	4,701
Institutional Class	10	124
Total	$ 14,161	$ 5,624
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 314	$ 362
Class T	1,867	503
Class C	296	232
Income Replacement 2042	148,180	115,451
Institutional Class	424	475
Total	$ 151,081	$ 117,023
From net realized gain
Class A	$ 74	$ 53
Class T	482	67
Class C	89	65
Income Replacement 2042	33,444	15,682
Institutional Class	93	68
Total	$ 34,182	$ 15,935

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	142	365	7,195	17,945
Shares redeemed	(1,784)	(18,902)	(90,702)	(929,690)
Net increase (decrease)	(1,642)	(18,537)	$ (83,507)	$ (911,745)
Class T
Shares sold	-	265	$ -	$ 12,983
Reinvestment of distributions	24	63	1,214	3,101
Shares redeemed	(823)	(7,104)	(41,841)	(347,550)
Net increase (decrease)	(799)	(6,776)	$ (40,627)	$ (331,466)
Class C
Shares sold	-	6,125	$ -	$ 300,000
Reinvestment of distributions	84	157	4,263	7,690
Shares redeemed	(2,109)	(3,855)	(107,326)	(191,514)
Net increase (decrease)	(2,025)	2,427	$ (103,063)	$ 116,176
Income Replacement 2016
Shares sold	18,313	28,998	$ 931,724	$ 1,428,856
Reinvestment of distributions	711	1,178	36,119	57,868
Shares redeemed	(23,078)	(46,750)	(1,174,554)	(2,309,726)
Net increase (decrease)	(4,054)	(16,574)	$ (206,711)	$ (823,002)
Institutional Class
Shares sold	-	752	$ -	$ 36,796
Reinvestment of distributions	9	15	451	731
Shares redeemed	(285)	(675)	(14,428)	(33,700)
Net increase (decrease)	(276)	92	$ (13,977)	$ 3,827
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	-	1,088	$ -	$ 54,624
Reinvestment of distributions	136	161	6,960	7,873
Shares redeemed	(1,223)	(1,911)	(62,567)	(94,143)
Net increase (decrease)	(1,087)	(662)	$ (55,607)	$ (31,646)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	18	829	863
Shares redeemed	(169)	(458)	(8,666)	(22,651)
Net increase (decrease)	(153)	(440)	$ (7,837)	$ (21,788)
Class C
Shares sold	-	4,696	$ -	$ 235,500
Reinvestment of distributions	86	47	4,364	2,324
Shares redeemed	(660)	(586)	(33,734)	(28,893)
Net increase (decrease)	(574)	4,157	$ (29,370)	$ 208,931
Income Replacement 2018
Shares sold	9,114	19,759	$ 466,524	$ 973,771
Reinvestment of distributions	562	478	28,766	23,334
Shares redeemed	(14,109)	(19,401)	(721,500)	(957,919)
Net increase (decrease)	(4,433)	836	$ (226,210)	$ 39,186
Institutional Class
Shares sold	2,812	6,698	$ 143,858	$ 338,000
Reinvestment of distributions	103	12	5,247	589
Shares redeemed	(3,543)	(3,839)	(181,936)	(185,000)
Net increase (decrease)	(628)	2,871	$ (32,831)	$ 153,589

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	-	179	$ 17	$ 9,014
Reinvestment of distributions	84	105	4,308	5,145
Shares redeemed	(560)	(946)	(28,978)	(46,428)
Net increase (decrease)	(476)	(662)	$ (24,653)	$ (32,269)
Class T
Shares sold	1	-	$ 40	$ -
Reinvestment of distributions	43	54	2,231	2,633
Shares redeemed	(179)	(240)	(9,280)	(11,738)
Net increase (decrease)	(135)	(186)	$ (7,009)	$ (9,105)
Class C
Shares sold	568	1,771	$ 29,000	$ 87,281
Reinvestment of distributions	51	57	2,614	2,797
Shares redeemed	(552)	(355)	(28,500)	(17,952)
Net increase (decrease)	67	1,473	$ 3,114	$ 72,126
Income Replacement 2020
Shares sold	26,206	29,581	$ 1,354,259	$ 1,469,844
Reinvestment of distributions	728	529	37,464	25,967
Shares redeemed	(12,999)	(13,868)	(672,215)	(675,878)
Net increase (decrease)	13,935	16,242	$ 719,508	$ 819,933
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	14	226	682
Shares redeemed	-	(399)	-	(20,000)
Net increase (decrease)	5	(385)	$ 226	$ (19,318)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	6,423	$ -	$ 316,060
Reinvestment of distributions	61	23	3,145	1,138
Shares redeemed	(239)	(243)	(12,313)	(12,069)
Net increase (decrease)	(178)	6,203	$ (9,168)	$ 305,129
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	3	12	168
Shares redeemed	(91)	(357)	(4,747)	(17,200)
Net increase (decrease)	(91)	(354)	$ (4,735)	$ (17,032)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	1	39	35
Shares redeemed	-	(92)	-	(4,361)
Net increase (decrease)	1	(91)	$ 39	$ (4,326)
Income Replacement 2022
Shares sold	10,053	29,354	$ 519,150	$ 1,440,819
Reinvestment of distributions	530	314	27,261	15,180
Shares redeemed	(5,583)	(18,125)	(287,089)	(881,196)
Net increase (decrease)	5,000	11,543	$ 259,322	$ 574,803
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	1	59	71
Shares redeemed	-	(11)	-	(514)
Net increase (decrease)	1	(10)	$ 59	$ (443)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	4,822	622	$ 249,930	$ 30,000
Reinvestment of distributions	41	61	2,105	2,969
Shares redeemed	(1,305)	(226)	(67,177)	(10,864)
Net increase (decrease)	3,558	457	$ 184,858	$ 22,105
Class T
Shares sold	-	2,920	$ -	$ 135,760
Reinvestment of distributions	28	22	1,435	1,077
Shares redeemed	(95)	(289)	(4,901)	(14,000)
Net increase (decrease)	(67)	2,653	$ (3,466)	$ 122,837
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	4	313	209
Shares redeemed	(1,281)	(75)	(66,125)	(3,683)
Net increase (decrease)	(1,275)	(71)	$ (65,812)	$ (3,474)
Income Replacement 2024
Shares sold	10,317	16,063	$ 537,857	$ 781,886
Reinvestment of distributions	288	214	14,828	10,356
Shares redeemed	(6,442)	(15,497)	(333,583)	(749,124)
Net increase (decrease)	4,163	780	$ 219,102	$ 43,118
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	462	525
Shares redeemed	-	(79)	-	(3,719)
Net increase (decrease)	9	(68)	$ 462	$ (3,194)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	3,297	671	$ 164,296	$ 33,486
Reinvestment of distributions	86	21	4,372	1,014
Shares redeemed	(311)	(98)	(15,970)	(4,755)
Net increase (decrease)	3,072	594	$ 152,698	$ 29,745
Class T
Shares sold	57	3,515	$ 2,971	$ 173,430
Reinvestment of distributions	19	39	969	1,904
Shares redeemed	(4,547)	(236)	(228,111)	(11,308)
Net increase (decrease)	(4,471)	3,318	$ (224,171)	$ 164,026
Class C
Shares sold	-	-	$ 4	$ -
Reinvestment of distributions	3	41	126	1,933
Shares redeemed	-	(3,579)	-	(176,288)
Net increase (decrease)	3	(3,538)	$ 130	$ (174,355)
Income Replacement 2026
Shares sold	7,827	15,104	$ 398,432	$ 721,544
Reinvestment of distributions	351	331	17,944	15,918
Shares redeemed	(6,422)	(22,948)	(332,935)	(1,095,887)
Net increase (decrease)	1,756	(7,513)	$ 83,441	$ (358,425)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	456	515
Shares redeemed	-	(79)	-	(3,694)
Net increase (decrease)	9	(68)	$ 456	$ (3,179)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	-	1,288	$ -	$ 61,784
Reinvestment of distributions	45	45	2,339	2,202
Shares redeemed	-	(1,360)	-	(64,118)
Net increase (decrease)	45	(27)	$ 2,339	$ (132)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	15	8	794	397
Shares redeemed	(37)	(83)	(1,935)	(4,076)
Net increase (decrease)	(22)	(75)	$ (1,141)	$ (3,679)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	3	196	163
Shares redeemed	(183)	(326)	(9,500)	(16,000)
Net increase (decrease)	(179)	(323)	$ (9,304)	$ (15,837)
Income Replacement 2028
Shares sold	10,846	18,525	$ 562,138	$ 916,759
Reinvestment of distributions	954	574	49,221	27,535
Shares redeemed	(5,521)	(27,768)	(286,737)	(1,327,202)
Net increase (decrease)	6,279	(8,669)	$ 324,622	$ (382,908)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	458	514
Shares redeemed	-	(79)	-	(3,680)
Net increase (decrease)	9	(68)	$ 458	$ (3,166)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	3	508	$ 159	$ 25,016
Reinvestment of distributions	17	6	870	292
Shares redeemed	(20)	(249)	(1,035)	(12,382)
Net increase (decrease)	-	265	$ (6)	$ 12,926
Class T
Shares sold	5	130	$ 259	$ 5,786
Reinvestment of distributions	4	4	219	202
Shares redeemed	-	(172)	-	(7,763)
Net increase (decrease)	9	(38)	$ 478	$ (1,775)
Class C
Shares sold	-	1,702	$ -	$ 80,000
Reinvestment of distributions	49	44	2,479	2,115
Shares redeemed	(447)	(960)	(22,924)	(46,183)
Net increase (decrease)	(398)	786	$ (20,445)	$ 35,932
Income Replacement 2030
Shares sold	8,790	18,798	$ 455,387	$ 902,632
Reinvestment of distributions	803	726	41,141	34,661
Shares redeemed	(10,595)	(28,344)	(541,570)	(1,372,064)
Net increase (decrease)	(1,002)	(8,820)	$ (45,042)	$ (434,771)
Institutional Class
Shares sold	538	-	$ 27,920	$ -
Reinvestment of distributions	9	11	486	511
Shares redeemed	-	(79)	-	(3,667)
Net increase (decrease)	547	(68)	$ 28,406	$ (3,156)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	94	220	4,569	10,424
Shares redeemed	(161)	(52)	(8,063)	(2,367)
Net increase (decrease)	(67)	168	$ (3,494)	$ 8,057
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	24	481	1,117
Shares redeemed	-	(78)	-	(3,575)
Net increase (decrease)	9	(54)	$ 481	$ (2,458)
Class C
Shares sold	-	660	$ -	$ 32,801
Reinvestment of distributions	20	41	957	1,932
Shares redeemed	-	(65)	-	(2,961)
Net increase (decrease)	20	636	$ 957	$ 31,772
Income Replacement 2032
Shares sold	20,621	42,168	$ 1,012,599	$ 2,026,945
Reinvestment of distributions	1,308	2,499	63,971	118,902
Shares redeemed	(7,595)	(8,682)	(378,507)	(414,301)
Net increase (decrease)	14,334	35,985	$ 698,063	$ 1,731,546
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	18	382	871
Shares redeemed	-	(54)	-	(2,502)
Net increase (decrease)	8	(36)	$ 382	$ (1,631)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	7	322	326
Shares redeemed	-	(59)	-	(2,697)
Net increase (decrease)	6	(52)	$ 322	$ (2,371)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	8	390	369
Shares redeemed	-	(77)	-	(3,548)
Net increase (decrease)	8	(69)	$ 390	$ (3,179)
Class C
Shares sold	582	517	$ 30,000	$ 25,724
Reinvestment of distributions	13	5	651	233
Shares redeemed	(582)	(58)	(29,859)	(2,686)
Net increase (decrease)	13	464	$ 792	$ 23,271
Income Replacement 2034
Shares sold	6,069	3,140	$ 314,745	$ 153,765
Reinvestment of distributions	489	241	24,853	11,289
Shares redeemed	(1,168)	(2,549)	(59,892)	(121,949)
Net increase (decrease)	5,390	832	$ 279,706	$ 43,105
Institutional Class
Shares sold	-	258	$ -	$ 12,168
Reinvestment of distributions	47	50	2,368	2,360
Shares redeemed	(12)	(14)	(591)	(664)
Net increase (decrease)	35	294	$ 1,777	$ 13,864

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	11	406	510
Shares redeemed	(112)	(92)	(5,700)	(4,164)
Net increase (decrease)	(104)	(81)	$ (5,294)	$ (3,654)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	54	31	2,706	1,410
Shares redeemed	(165)	(264)	(8,395)	(12,509)
Net increase (decrease)	(111)	(233)	$ (5,689)	$ (11,099)
Class C
Shares sold	-	30	$ -	$ 1,500
Reinvestment of distributions	49	52	2,450	2,427
Shares redeemed	(140)	(959)	(7,074)	(46,079)
Net increase (decrease)	(91)	(877)	$ (4,624)	$ (42,152)
Income Replacement 2036
Shares sold	14,595	20,071	$ 739,494	$ 968,864
Reinvestment of distributions	566	223	28,539	10,328
Shares redeemed	(974)	(22,004)	(49,621)	(1,034,063)
Net increase (decrease)	14,187	(1,710)	$ 718,412	$ (54,871)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	9	12	424
Shares redeemed	-	(563)	-	(27,876)
Net increase (decrease)	-	(554)	$ 12	$ (27,452)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	577	851	$ 29,138	$ 39,713
Reinvestment of distributions	20	16	1,014	766
Shares redeemed	(610)	-	(30,000)	-
Net increase (decrease)	(13)	867	$ 152	$ 40,479
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	22	13	1,136	612
Shares redeemed	(39)	(465)	(1,970)	(20,928)
Net increase (decrease)	(17)	(452)	$ (834)	$ (20,316)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	22	19	1,111	859
Shares redeemed	-	-	-	-
Net increase (decrease)	22	19	$ 1,111	$ 859
Income Replacement 2038
Shares sold	6,786	20,341	$ 339,548	$ 976,884
Reinvestment of distributions	586	325	29,113	15,074
Shares redeemed	(3,195)	(11,169)	(159,002)	(518,978)
Net increase (decrease)	4,177	9,497	$ 209,659	$ 472,980
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	11	504	529
Shares redeemed	-	(86)	-	(3,849)
Net increase (decrease)	10	(75)	$ 504	$ (3,320)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	4	7	$ 190	$ 317
Reinvestment of distributions	3	26	143	1,191
Shares redeemed	-	(1,864)	-	(90,268)
Net increase (decrease)	7	(1,831)	$ 333	$ (88,760)
Class T
Shares sold	45	63	$ 2,240	$ 2,938
Reinvestment of distributions	6	44	320	2,013
Shares redeemed	(844)	(1,755)	(42,976)	(82,476)
Net increase (decrease)	(793)	(1,648)	$ (40,416)	$ (77,525)
Class C
Shares sold	-	543	$ -	$ 26,345
Reinvestment of distributions	36	22	1,759	1,035
Shares redeemed	-	-	-	-
Net increase (decrease)	36	565	$ 1,759	$ 27,380
Income Replacement 2040
Shares sold	7,591	26,082	$ 383,659	$ 1,264,360
Reinvestment of distributions	810	331	40,386	15,315
Shares redeemed	(3,754)	(12,843)	(187,218)	(618,513)
Net increase (decrease)	4,647	13,570	$ 236,827	$ 661,162
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	14	42	656
Shares redeemed	-	(961)	-	(44,356)
Net increase (decrease)	1	(947)	$ 42	$ (43,700)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	5	245	$ 254	$ 11,886
Reinvestment of distributions	8	9	388	415
Shares redeemed	-	(304)	-	(14,424)
Net increase (decrease)	13	(50)	$ 642	$ (2,123)
Class T
Shares sold	-	2,200	$ -	$ 105,795
Reinvestment of distributions	47	12	2,349	570
Shares redeemed	-	(84)	-	(3,786)
Net increase (decrease)	47	2,128	$ 2,349	$ 102,579
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	6	385	297
Shares redeemed	-	(83)	-	(3,716)
Net increase (decrease)	8	(77)	$ 385	$ (3,419)
Income Replacement 2042
Shares sold	82,751	52,015	$ 4,136,675	$ 2,501,513
Reinvestment of distributions	2,496	1,220	124,896	56,045
Shares redeemed	(20,096)	(20,364)	(1,018,237)	(979,817)
Net increase (decrease)	65,151	32,871	$ 3,243,334	$ 1,577,741
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	12	517	543
Shares redeemed	-	(87)	-	(3,858)
Net increase (decrease)	10	(75)	$ 517	$ (3,315)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	11%	22%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract is in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contract is fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Adviser's investment staff, including its size, education, experience, and resources, as well as the Investment Adviser's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Adviser's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Adviser and its affiliates under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR believes that no meaningful peer group exists for the funds, given that competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and/or glide path construction.

Because each fund had been in existence less than five calendar years, for Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2020 Fund, Income Replacement 2022 Fund, Income Replacement 2028 Fund, Income Replacement 2030 Fund, and Income Replacement 2032 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark") and, for Income Replacement 2024 Fund, Income Replacement 2026 Fund, Income Replacement 2034 Fund, Income Replacement 2036 Fund, Income Replacement 2038 Fund, Income Replacement 2040 Fund, and Income Replacement 2042 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of its benchmark. The returns of the retail class or Institutional Class (Class I), as applicable, and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2020 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2022 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2024 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2028 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2030 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2032 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034 Fund

The Board noted that the investment performance of Institutional Class C (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2036 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2038 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2040 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three-year period, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2011 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARWI-USAN-0313
1.848186.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2013